UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

             Investment Company Act file number     811-07447
                                               ---------------------

                           Harris Insight Funds Trust
             -------------------------------------------------------
               (Exact name of registrant as specified in charter)

                                 760 Moore Road
                            King of Prussia, PA 19406
             -------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Thomas J. Ryan
                           Harris Insight Funds Trust
                                    PFPC Inc.
                              400 Bellevue Parkway
                              Wilmington, DE 19809
             -------------------------------------------------------
                     (Name and address of agent for service)

        registrant's telephone number, including area code: 610-382-8667
                                                           -------------

                   Date of fiscal year end: December 31, 2004
                                           ------------------

                     Date of reporting period: June 30, 2004
                                              --------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

(Logo)
HARRIS
INSIGHT FUNDS(TM)
[Graphic Omitted]


                               SEMI-ANNUAL REPORT


                                  JUNE 30, 2004
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
            NOT FDIC INSURED     MAY LOSE VALUE     NO BANK GUARANTEE
--------------------------------------------------------------------------------

                             LETTER TO SHAREHOLDERS
--------------------------------------------------------------------------------


DEAR SHAREHOLDERS:

We are pleased to provide you with the financial results for the Harris Insight Funds for the six month period ending June 30, 2004.

While the economy has been showing signs of improvement, the potential for higher interest rates, ongoing strife in the Middle East, and the upcoming election have led to some volatility in the capital markets. The objective of maintaining a well-diversified portfolio remains important, as ever, and the Harris Insight Funds offers an array of investment alternatives for you to select from.

As we informed you in April, the Harris Insight High Yield Select Bond Fund was merged into the Harris Insight High Yield Bond Fund on May 17, 2004. The shareholders of the Harris Insight High Yield Bond Fund now benefit from broader diversification and reduced expenses in meeting its objectives.

Looking ahead to the remainder of the year, we believe that change will continue in all of the markets driven by the behavior of investors, developments in the economy, and geopolitical events. It is our belief that the Fund family is positioned to do well in a changing environment.

We thank you for your support and the confidence you have placed with us. We value the relationship we have with you and encourage you to contact us or your financial adviser with any comments or suggestions as to how we may better serve your future investing needs.


Sincerely,

/s/  Peter P. Capaccio

Peter P. Capaccio
President
THE HARRIS INSIGHT FAMILY OF MUTUAL FUNDS


INVESTMENT ADVISER:                         HARRIS INVESTMENT MANAGEMENT, INC.
DISTRIBUTOR:                                PFPC DISTRIBUTORS, INC.

                      [THIS PAGE INTENTIONALLY LEFT BLANK.]

                                TABLE OF CONTENTS
--------------------------------------------------------------------------------


                   LETTER TO SHAREHOLDERS           PAGE    1

                 STATEMENTS OF NET ASSETS
                      MONEY MARKET FUNDS:
             Government Money Market Fund           Page    4
                        Money Market Fund           Page    5
             Tax-Exempt Money Market Fund           Page    8

                      FIXED INCOME FUNDS:
                                Bond Fund           Page    14
                     High Yield Bond Fund           Page    18
        Intermediate Government Bond Fund           Page    22
        Intermediate Tax-Exempt Bond Fund           Page    25
             Short/Intermediate Bond Fund           Page    30
                     Tax-Exempt Bond Fund           Page    35
           Ultra Short Duration Bond Fund           Page    38

                            EQUITY FUNDS:
                            Balanced Fund           Page    40
                         Core Equity Fund           Page    47
                    Emerging Markets Fund           Page    50
                              Equity Fund           Page    53
                               Index Fund           Page    56
                       International Fund           Page    63
         Small-Cap Aggressive Growth Fund           Page    66
               Small-Cap Opportunity Fund           Page    69
                     Small-Cap Value Fund           Page    73

                 STATEMENTS OF OPERATIONS           PAGE    76

      STATEMENTS OF CHANGES IN NET ASSETS           PAGE    80

                     FINANCIAL HIGHLIGHTS           PAGE    88

            NOTES TO FINANCIAL STATEMENTS           PAGE    108

RESULT OF SPECIAL MEETING OF SHAREHOLDERS           PAGE    129

                          FUND MANAGEMENT           PAGE    130

                   HARRIS INSIGHT GOVERNMENT MONEY MARKET FUND
                             STATEMENT OF NET ASSETS
                            JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
ANNUALIZED                                              PAR
YIELD/RATE                                 MATURITY    (000)         VALUE+
----------                                 --------   --------   --------------
AGENCY OBLIGATIONS -- 15.4%
FEDERAL HOME LOAN BANK -- 12.6%
    1.550%                                 05/04/05   $ 52,000   $   52,000,000
    1.680%                                 05/17/05    100,000      100,000,000
    2.230%                                 07/06/05     75,000       75,000,000
                                                                 --------------
                                                                    227,000,000
                                                                 --------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 2.8%
    1.610%                                 05/13/05     50,000       50,000,000
                                                                 --------------
TOTAL AGENCY OBLIGATIONS
  (Cost $277,000,000)                                               277,000,000
                                                                 --------------
VARIABLE RATE OBLIGATIONS++ -- 66.2%
FEDERAL FARM CREDIT BANK -- 10.1%
    1.010%                                 07/01/04*    40,000       39,999,638
    1.079%                                 07/10/04*    35,000       34,999,616
    1.153%                                 07/16/04     30,000       30,000,000
    1.171%                                 07/26/04*    51,000       50,997,661
    1.070%                                 07/29/04*    25,000       24,999,182
                                                                 --------------
                                                                    180,996,097
                                                                 --------------
FEDERAL HOME LOAN BANK -- 4.4%
    1.210%                                 07/27/04*    40,000       39,997,104
    1.145%                                 08/25/04     40,000       39,997,882
                                                                 --------------
                                                                     79,994,986
                                                                 --------------
FEDERAL HOME LOAN MORTGAGE CORP. -- 11.1%
    1.050%                                 07/01/04*    99,500       99,488,250
    1.079%                                 08/04/04*    99,500       99,470,421
                                                                 --------------
                                                                    198,958,671
                                                                 --------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 35.4%
    1.000%                                 07/01/04*   134,500      134,472,968
    1.003%                                 07/01/04*    42,000       41,997,754
    1.040%                                 07/18/04*    59,500       59,490,150
    1.166%                                 07/18/04*    52,790       52,777,937
    1.219%                                 07/21/04*    50,000       50,000,000
    1.070%                                 07/28/04*    14,000       13,997,042
    1.235%                                 07/28/04*    84,500       84,487,864
    1.180%                                 08/18/04*   100,000       99,987,261
    1.489%                                 09/23/04*    99,500       99,487,288
                                                                 --------------
                                                                    636,698,264
                                                                 --------------
OVERSEAS PRIVATE INVESTMENT CORP. -- 5.2%
    1.350%                                 07/07/04*    93,037       93,037,710
                                                                 --------------
TOTAL VARIABLE RATE OBLIGATIONS
  (Cost $1,189,685,728)                                           1,189,685,728
                                                                 --------------


ANNUALIZED                                              PAR
YIELD/RATE                                 MATURITY    (000)         VALUE+
----------                                 --------   --------   --------------
REPURCHASE AGREEMENTS -- 18.4%
Bank of America Securities, L.L.C.
  1.500%
  Agreement dated 06/30/04, proceeds at
  maturity $255,480,600 (Collateralized
  by $267,620,386 FHLMC and FNMA
  4.500% to 5.500%, due from 06/01/19
  to 04/01/34. The market value is
  $260,579,355.)                           07/01/04   $255,470   $  255,469,955
Bank of Tokyo N. A.
  1.400%
  Agreement dated 06/30/04, proceeds
  at maturity $75,002,917 (Collateralized
  by $79,793,556 FHLB, FHLMC, FNMA,
  U.S.Treasury Bonds and U.S. Treasury
  Notes 0.000% to 8.125%, due from
  07/13/04 to 06/01/34. The market value
  is $76,500,114.)                         07/01/04     75,000       75,000,000
                                                                 --------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $330,469,955)                                               330,469,955
                                                                 --------------
TOTAL INVESTMENTS -- 100.0%
  (Cost $1,797,155,683)                                           1,797,155,683
                                                                 --------------
OTHER ASSETS AND LIABILITIES -- 0.0%
Interest receivable and other assets                                  1,980,718
Dividends payable                                                      (762,297)
Investment advisory fee payable                                        (152,447)
Administration fees payable                                            (115,794)
Service plan fees payable                                              (715,037)
                                                                 --------------
                                                                        235,143
                                                                 --------------
NET ASSETS -- 100.0%
Applicable to 384,261,551 Institutional Shares,
  266,323,549 N Shares, and 1,146,799,041
  Service Shares of beneficial interest
  outstanding, $.001 par value (indefinite
  number of shares has been authorized
  for each class of shares of the Fund)
  (Note 8)                                                       $1,797,390,826
                                                                 ==============
NET ASSET VALUE, OFFERING, AND REDEMPTION
  PRICE PER SHARE EACH FOR INSTITUTIONAL
  SHARES, N SHARES, AND SERVICE SHARES                                    $1.00
                                                                          =====

----------
+  See Note 2a to the Financial Statements.
++ Rate in effect on 06/30/04.
*  Date of next interest rate reset.


                       See Notes to Financial Statements.
4

                        HARRIS INSIGHT MONEY MARKET FUND
                             STATEMENT OF NET ASSETS
                            JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
ANNUALIZED                                              PAR
YIELD/RATE                                 MATURITY    (000)         VALUE+
----------                                 --------   --------   --------------
AGENCY OBLIGATIONS -- 9.6%
Federal Home Loan Bank
    1.550%                                 05/04/05   $224,150   $  224,150,000
    1.650%                                 05/16/05    100,000      100,000,000
    1.660%                                 05/16/05     50,000       50,000,000
    2.230%                                 07/06/05     75,000       75,000,000
Federal National Mortgage Association
    1.219%                                 07/21/04*   200,000      200,000,000
    1.610%                                 05/13/05    100,000      100,000,000
                                                                 --------------
TOTAL AGENCY OBLIGATIONS
  (Cost $749,150,000)                                               749,150,000
                                                                 --------------
ASSET-BACKED SECURITIES -- 6.2%
Americredit Automobile Receivables Trust
  Series 2004-BM, Class A1
    1.060%                                 04/06/05     63,452       63,451,847
CIT Equipment Collateral Series 2004-VT1,
  Class A1
    1.120%                                 03/20/05     51,789       51,788,566
G-Star, Ltd. Series 2002-2A 144A,
  Class A1MA
    1.350%                                 07/26/04*    59,016       59,016,078
Goldman Sachs Auto Loan Trust Series
  2004-1, Class A1
    1.110%                                 10/15/04*    40,144       40,144,494
Putnam Structured Product Funding
  Series 2002-1A 144A, Class A1I
    1.200%                                 07/15/04*    88,000       88,000,000
Putnam Structured Product Funding
  Series 2002-1A 144A, Class A1MF
    1.190%                                 07/15/04*    26,000       26,000,000
Putnam Structured Product Funding
  Series 2002-1A 144A, Class A1MG
    1.200%                                 07/15/04*   126,000      126,000,000
Triad Auto Receivables Owner Trust
  Series 2004-A, Class A1
    1.070%                                 03/14/05     30,066       30,066,192
                                                                 --------------
TOTAL ASSET-BACKED SECURITIES
  (Cost $484,467,177)                                               484,467,177
                                                                 --------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 7.5%
Permanent Financing P.L.C. Series 4,
  Class 1A
    1.129%                                 07/12/04*   240,000      240,000,000
Residential Mortgage Acceptance Corp.
  Series 2004-NS2A 144A, Class A1
    1.242%                                 07/12/04*   275,000      275,000,000
Residential Mortgage Securities Corp.
  Series 16A 144A, Class A1
    1.120%                                 07/12/04*    68,294       68,294,400
                                                                 --------------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
  (Cost $583,294,400)                                               583,294,400
                                                                 --------------


ANNUALIZED                                              PAR
YIELD/RATE                                 MATURITY    (000)         VALUE+
----------                                 --------   --------   --------------
COMMERCIAL PAPER -- 15.7%
Alaska Housing Finance Corp.
    1.130%                                 07/07/04   $ 33,040   $   33,033,778
Amsterdam Funding Corp.
    1.500%                                 07/01/04     10,000       10,000,000
Atlantis One Funding Corp.
    1.065%                                 07/01/04    149,707      149,707,000
Broadhollow Funding, L.L.C.
    1.240%                                 07/08/04    193,400      193,353,369
    1.300%                                 07/08/04     65,000       64,983,569
    1.320%                                 07/14/04     25,000       24,988,083
Bryant Park Funding, L.L.C.
    1.230%                                 07/12/04     82,114       82,083,139
Galaxy Funding, Inc.
    1.090%                                 07/09/04      9,705        9,702,649
Grampian Funding, L.L.C.
    1.550%                                 07/01/04    100,000      100,000,000
Jupiter Securitization Corp.
    1.230%                                 07/19/04     55,501       55,466,867
Lower Colorado River Authority TECP
    1.350%                                 08/02/04      3,000        3,000,000
Municipal Electrical Authority, Georgia
    TECP
    1.140%                                 07/07/04     52,891       52,891,000
National Rural Utilities Cooperative
    Finance Corp.
    1.220%                                 07/20/04      2,000        1,998,712
Paradigm Funding, L.L.C.
    1.100%                                 07/06/04     19,203       19,200,066
    1.140%                                 07/16/04      8,000        7,996,200
Park Granada, L.L.C.
    1.100%                                 07/01/04     33,000       33,000,000
    1.130%                                 07/13/04     23,000       22,991,337
Sheffield Receivables Corp.
    1.100%                                 07/01/04     75,000       75,000,000
Surrey Funding Corp.
    1.520%                                 07/01/04    100,000      100,000,000
    1.230%                                 07/14/04    120,462      120,408,495
Tulip Funding Corp.
    1.070%                                 07/01/04     64,246       64,246,000
                                                                 --------------
TOTAL COMMERCIAL PAPER
  (Cost $1,224,050,264)                                           1,224,050,264
                                                                 --------------
MUNICIPAL BONDS-- 1.3%
Alaska State Housing Finance Corp.
  Revenue Bonds Series B VR
    1.000%                                 07/01/04      8,055        8,055,000
Colorado State Housing & Finance
  Authority Revenue Bonds Series 1,
  Class A1 VR
    1.150%                                 07/07/04     12,000       12,000,000
Colorado State Housing & Finance
  Authority Revenue Bonds Series B-1 VR
    1.150%                                 07/07/04     15,000       15,000,000
Colorado State Housing & Finance
  Authority Revenue Bonds Series B-2 VR
    1.150%                                 07/07/04     48,445       48,445,000


                       See Notes to Financial Statements.

                        HARRIS INSIGHT MONEY MARKET FUND
                       STATEMENT OF NET ASSETS (CONTINUED)
                            JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
ANNUALIZED                                              PAR
YIELD/RATE                                 MATURITY    (000)         VALUE+
----------                                 --------   --------   --------------
MUNICIPAL BONDS (CONTINUED)
Connecticut State Housing Finance
  Authority Revenue Bonds VR
    1.120%                                 07/01/04   $  8,666   $    8,666,000
Madison, Wisconsin, Community
  Development Authority Revenue Bonds
  VR
    1.360%                                 07/07/04      8,205        8,205,000
                                                                 --------------
TOTAL MUNICIPAL BONDS
  (Cost $100,371,000)                                               100,371,000
                                                                 --------------
TIME DEPOSITS -- 7.9%
JP Morgan Chase & Co.
    1.281%                                 07/01/04    261,172      261,171,931
Royal Bank of Scotland P.L.C.
    1.450%                                 07/01/04    200,000      200,000,000
Wells Fargo Bank
    1.500%                                 07/01/04    150,000      150,000,000
                                                                 --------------
TOTAL TIME DEPOSITS
  (Cost $611,171,931)                                               611,171,931
                                                                 --------------
VARIABLE RATE OBLIGATIONS++ -- 44.0%
American Express Centurion Corp.
    1.181%                                 07/14/04     40,000       40,000,000
American Express Credit Corp. Series 144A
    1.310%                                 07/20/04*   250,000      250,000,000
Bank of America Securities, L.L.C.
    1.070%                                 07/01/04*   150,000      150,000,000
Beta Finance, Inc. Series 144A
    1.080%                                 07/01/04*    80,000       79,995,563
Bradford & Bingley P.L.C. Series 144A
    1.120%                                 07/08/04*   299,500      299,504,219
CC USA, Inc. Series 144A
    1.065%                                 07/01/04*    18,000       17,998,889
    1.310%                                 07/19/04     50,000       50,001,490
    1.235%                                 07/21/04*    74,500       74,495,530
CFM International, Inc.
    1.260%                                 07/06/04*    31,555       31,555,000
Crown Point Capital Corp. Series 144A
    1.110%                                 07/12/04*   100,000       99,994,321
First USA Bank
    1.370%                                 07/08/04*    20,000       20,014,661
FleetBoston Financial Corp.
    1.365%                                 07/06/04*    55,600       55,664,116
General Electric Capital Corp.
    1.250%                                 07/09/04*    15,000       15,000,000
    1.370%                                 07/26/04*     8,500        8,506,515
    1.670%                                 09/15/04      5,035        5,036,789
Goldman Sachs Group, Inc. Series 144A
    1.319%                                 07/15/04*   100,000      100,000,000
    1.244%                                 07/19/04*    22,000       22,000,000
    1.670%                                 09/15/04*   125,000      125,130,278
HBOS Treasury Services P.L.C. Series 144A
    1.149%                                 07/23/04     30,500       30,500,270
    1.315%                                 07/23/04*   100,000      100,009,502
Household Finance Corp.
    3.041%                                 09/16/04*    55,825       56,220,007
    1.859%                                 09/24/04     54,800       54,841,587


ANNUALIZED                                              PAR
YIELD/RATE                                 MATURITY    (000)         VALUE+
----------                                 --------   --------   --------------
VARIABLE RATE OBLIGATIONS++ (CONTINUED)
K2, L.L.C. Series 144A
    1.075%                                 07/01/04*  $100,000   $   99,997,910
    1.265%                                 07/26/04*    45,000       44,999,072
    1.300%                                 07/30/04*   100,000       99,995,813
Lehman Brothers Holdings, Inc.
    1.510%                                 07/06/04     20,000       20,001,237
    1.250%                                 07/19/04*    40,000       40,000,000
    1.330%                                 07/22/04*   102,500      102,500,000
Money Market Trust Series A-1 144A
    1.389%                                 07/15/04*   173,000      173,000,000
Morgan Stanley Dean Witter & Co.
    1.359%                                 07/15/04*    38,200       38,200,000
National Rural Utilities Cooperative
  Finance Corp.
    1.530%                                 08/09/04*    50,000       50,136,569
Nationwide Building Society Series 144A
    1.139%                                 07/23/04     72,000       72,000,000
Northern Rock P.L.C. Series 144A
    1.110%                                 07/13/04*   282,375      282,375,052
Paradigm Funding, L.L.C. Series 144A
    1.139%                                 07/08/04*   120,000      120,000,000
Racers Trust Series 2002-07-MM 144A
    1.509%                                 07/15/04*   133,000      133,000,039
Rural Electric Cooperative Grantor Trust
  (Kansas Electric Power Cooperative)
    1.100%                                 07/07/04*    11,140       11,140,000
Tango Finance Corp. Series 144A
    1.075%                                 07/01/04     31,000       31,000,000
    1.096%                                 07/06/04*    20,000       19,999,825
    1.155%                                 07/12/04     43,000       42,999,935
    1.204%                                 07/15/04*    20,000       19,999,875
    1.245%                                 07/22/04     30,000       29,999,914
    1.248%                                 07/24/04*    20,000       19,999,552
    1.370%                                 09/10/04*    54,000       53,997,455
Wachovia Bank N.A.
    1.380%                                 07/28/04*     1,995        1,995,627
White Pine Finance, L.L.C. Series 144A
    1.060%                                 07/06/04     30,000       29,999,912
    1.110%                                 07/07/04*    77,000       76,994,459
    1.166%                                 07/12/04*    10,000        9,999,692
    1.189%                                 07/15/04*    10,000        9,999,578
    1.199%                                 07/15/04     50,000       49,999,806
    1.199%                                 07/15/04*    52,000       51,997,329
                                                                 --------------
TOTAL VARIABLE RATE OBLIGATIONS
  (Cost $3,422,797,388)                                           3,422,797,388
                                                                 --------------
YANKEE BONDS -- 3.4%
Canadian Imperial Bank of Commerce
    1.245%                                 07/22/04*    25,000       24,999,501
    1.120%                                 07/26/04*    40,000       39,997,468
    1.270%                                 07/29/04*   200,000      199,950,245
                                                                 --------------
TOTAL YANKEE BONDS
  (Cost $264,947,214)                                               264,947,214
                                                                 --------------


                       See Notes to Financial Statements.

                        HARRIS INSIGHT MONEY MARKET FUND
                       STATEMENT OF NET ASSETS (CONTINUED)
                            JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
ANNUALIZED                                              PAR
YIELD/RATE                                 MATURITY    (000)         VALUE+
----------                                 --------   --------   --------------
REPURCHASE AGREEMENTS -- 4.4%
Bank of America Securities, L.L.C.
  1.500%
  Agreement dated 06/30/04, proceeds
  at maturity $344,544,400 (Collateralized
  by $357,610,799 FHLMC and FNMA
  4.500% to 7.000%, due from 03/01/18
  to 03/01/34. The market value is
  $351,420,646.)                           07/01/04   $344,530   $  344,530,045
  (Cost $344,530,045)                                            --------------

TOTAL INVESTMENTS -- 100.0%
  (Cost $7,784,779,419)                                           7,784,779,419
                                                                 --------------
OTHER ASSETS AND LIABILITIES -- 0.0%
Interest receivable and other assets                                  6,841,071
Dividends payable                                                    (4,870,057)
Investment advisory fee payable                                        (622,997)
Administration fees payable                                            (282,216)
Service plan fees payable                                            (1,356,950)
Accrued expenses                                                       (136,147)
                                                                 --------------
                                                                       (427,296)
                                                                 --------------
NET ASSETS -- 100.0%
Applicable to 3,510,946,503 Institutional
  Shares, 1,184,918,348 N Shares, 17,703 B
  Shares, 1,266,062,617 Exchange Shares,
  and 1,822,972,454 Service Shares of
  beneficial interest outstanding, $.001
  par value (indefinite number of shares
  has been authorized for each class of
  shares of the Fund (Note 8)                                    $7,784,352,123
                                                                 ==============
NET ASSET VALUE, OFFERING, AND REDEMPTION
  PRICE PER SHARE EACH FOR INSTITUTIONAL
  SHARES, N SHARES, B SHARES (SUBJECT TO
  A MAXIMUM CONTINGENT DEFERRED SALES
  CHARGE OF 5.0%), EXCHANGE SHARES, AND
  SERVICE SHARES (NOTE 5)                                                 $1.00
                                                                          =====

----------
+  See Note 2a to the Financial Statements.
++ Rate in effect on 06/30/04.
*  Date of next interest rate reset.
VR -- Variable rate demand note; interest rate in effect on 06/30/04. Maturity date is the later of the next interest rate change or exercise of the demand feature.
TECP -- Tax-Exempt Commercial Paper.
144A -- Security that may be resold to "qualified institutional buyers" under Rule 144A or security offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

                       See Notes to Financial Statements.

                   HARRIS INSIGHT TAX-EXEMPT MONEY MARKET FUND
                             STATEMENT OF NET ASSETS
                            JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
ANNUALIZED                                               PAR
YIELD/RATE                                 MATURITY     (000)        VALUE+
----------                                 --------    -------   --------------
MUNICIPAL BONDS -- 99.8%
ALABAMA -- 5.0%
Chatom, Alabama, Industrial Development
  Board Pollution Control Revenue Bonds
  (Alabama Electric Project) VR
    1.280%                                 07/07/04    $ 3,430   $    3,430,000
Columbia, Alabama, Industrial
  Development Board Pollution Control
  Revenue Bonds (Alabama Power Co.
  Project) Series C VR
    1.140%                                 07/01/04      9,850        9,850,000
Columbia, Alabama, Industrial
  Development Board Pollution Control
  Revenue Bonds (Alabama Power Co.
  Project) Series D VR
    1.140%                                 07/01/04     16,800       16,800,000
Jefferson County, Alabama, Sewer
  Revenue Bonds (Eagle) Series 20026020
  144A, Class A VR
    1.140%                                 07/07/04      9,830        9,830,000
Jefferson County, Alabama, Sewer
  Revenue Bonds (Eagle) Series 20030029
  144A, Class A VR
    1.140%                                 07/07/04      9,900        9,900,000
Jefferson County, Alabama, Sewer
  Revenue Bonds Series C-2 VR
    1.130%                                 07/07/04     12,000       12,000,000
Jefferson County, Alabama, Sewer
  Revenue Bonds Series C-4 VR
    1.130%                                 07/07/04     10,000       10,000,000
                                                                 --------------
                                                                     71,810,000
                                                                 --------------
ALASKA -- 1.8%
Alaska State Housing Finance Corp.
  Governmental Purpose Revenue Bonds
  (University of Alaska) Series A VR
    1.090%                                 07/07/04     25,400       25,400,000
                                                                 --------------
ARIZONA -- 0.7%
Salt River Project, Arizona, Agricultural
  Improvement & Power District Electrical
  Systems Revenue Bonds Series 144A,
  Class A VR
    1.140%                                 07/07/04      9,900        9,900,000
                                                                 --------------
CALIFORNIA -- 1.2%
California State Economic Recovery
  Revenue Bonds Series C VR
    1.040%                                 07/07/04     17,500       17,500,000
                                                                 --------------
COLORADO -- 2.8%
Colorado Health Facilities Authority
  Revenue Bonds (Catholic Health) Series
  B VR
    1.060%                                 07/07/04     10,800       10,800,000
Moffat County, Colorado, Pollution Control
  Revenue Bonds (National Rural Utilities
  Co-Op) VR
    1.280%                                 07/07/04     29,135       29,135,000
                                                                 --------------
                                                                     39,935,000
                                                                 --------------


ANNUALIZED                                               PAR
YIELD/RATE                                 MATURITY     (000)        VALUE+
----------                                 --------    -------   --------------
MUNICIPAL BONDS (CONTINUED)
DISTRICT OF COLUMBIA -- 0.3%
District of Columbia General Obligation
  Bonds Series 144A VR
    1.120%                                 07/07/04    $ 4,100   $    4,100,000
                                                                 --------------
FLORIDA -- 3.9%
Florida State Board of Education General
  Obligation Bonds (Eagle) Series 2003025
  144A, Class A VR
    1.140%                                 07/07/04      4,900        4,900,000
Jea, Florida, Water & Sewer System
  Revenue Bonds Series B VR
    1.060%                                 07/07/04      9,700        9,700,000
Orange County, Florida, School Board
  Certificates of Participation (STARS)
  Series 2 144A VR
    1.120%                                 07/07/04      1,495        1,495,000
Orlando & Orange County, Florida,
  Expressway Authority Revenue Bonds
  Series C-4 VR
    1.060%                                 07/07/04      5,000        5,000,000
Orlando & Orange County, Florida,
  Expressway Authority Revenue Bonds
  Series D VR
    1.060%                                 07/07/04      5,000        5,000,000
Putnam County, Florida, Development
  Authority Pollution Control Revenue
  Bonds (Seminole Electric Co-Op, Inc.)
  PS
    1.000%                                 09/15/04      9,500        9,500,000
St. Lucie County, Florida, Pollution Control
  Revenue Bonds (Florida Power & Light
  Co. Project) VR
    1.120%                                 07/01/04     20,000       20,000,000
                                                                 --------------
                                                                     55,595,000
                                                                 --------------
GEORGIA -- 6.1%
Atlanta, Georgia, Metropolitan Rapid
  Transit Authority Sales Tax Revenue
  Bonds Series A VR
    1.010%                                 07/07/04     40,000       40,000,000
Burke County, Georgia, Development
  Authority Pollution Control Revenue
  Bonds (Georgia Power Co. Plant Vogtle
  Project) 1st Series PS
    1.080%                                 04/19/05     13,400       13,400,000
Gwinnett County, Georgia, Water & Sewer
  Authority Revenue Bonds (Eagle) Series
  2003021 144A, Class A VR
    1.140%                                 07/07/04     16,325       16,325,000
Monroe County, Georgia, Development
  Authority Pollution Control Revenue
  Bonds (Georgia Power Co. Plant
  Scherer Project) 2nd Series PS
    1.200%                                 04/19/05     17,400       17,400,000
                                                                 --------------
                                                                     87,125,000
                                                                 --------------

                       See Notes to Financial Statements.

                   HARRIS INSIGHT TAX-EXEMPT MONEY MARKET FUND
                       STATEMENT OF NET ASSETS (CONTINUED)
                            JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
ANNUALIZED                                               PAR
YIELD/RATE                                 MATURITY     (000)        VALUE+
----------                                 --------    -------   --------------
MUNICIPAL BONDS (CONTINUED)
HAWAII -- 0.7%
ABN AMRO Munitops Certificates Trust
  (Hawaii) Series 11 144A PS
    1.200%                                 10/13/04    $ 9,980   $    9,980,000
                                                                 --------------
ILLINOIS -- 15.6%
ABN AMRO Munitops Certificates Trust
  (Multistate) Series 2 144A VR
    1.120%                                 07/07/04     10,000       10,000,000
ABN AMRO Munitops Certificates Trust
  (Multistate) Series 3 144A VR
    1.120%                                 07/07/04     15,000       15,000,000
Cary, Illinois, Special Tax Revenue Bonds
  (Foxford Special Service Area No. 2) VR
    1.100%                                 07/07/04      5,630        5,630,000
Chicago, Illinois, General Obligation Bonds
  (Eagle) Series 20030006-A 144A VR
    1.140%                                 07/07/04      4,800        4,800,000
Chicago, Illinois, General Obligation Notes
  (Neighborhoods Alive 21-B) VR
    1.080%                                 07/07/04     15,000       15,000,000
Cook County, Illinois, Community
  Consolidated School District No. 21
  (Wheeling) Educational Purposes Tax
  Anticipation Warrants
    3.000%                                 03/01/05      3,250        3,279,999
Cook County, Illinois, East Maine School
  District No. 63 (Des Plaines) General
  Obligation Bonds
    1.850%                                 12/01/04      1,300        1,303,225
Cook County, Illinois, General Obligation
  Bonds (Capital Improvement) Series B
       VR
    1.110%                                 07/07/04     10,000       10,000,000
Illinois Development Finance Authority
  Revenue Bonds (Elmhurst College)
  Series A RANS
    3.000%                                 08/16/04      4,350        4,359,194
Illinois Development Finance Authority
  Revenue Bonds (Lake Forest Academy)
  VR
    1.100%                                 07/07/04      4,000        4,000,000
Illinois Development Finance Authority
  Revenue Bonds (McGaw YMCA
  Evanston Project) VR
    1.210%                                 07/07/04      4,000        4,000,000
Illinois Development Finance Authority
  Revenue Bonds (North Park University)
  VR
    1.080%                                 07/07/04     23,000       23,000,000
Illinois Development Finance Authority
  Revenue Bonds (Presbyterian Home
  Lake) Series A VR
    1.100%                                 07/07/04     28,000       28,000,000
Illinois Development Finance Authority
  Revenue Bonds (Sacred Heart Schools
  Project) VR
    1.100%                                 07/07/04      2,300        2,300,000


ANNUALIZED                                               PAR
YIELD/RATE                                 MATURITY     (000)        VALUE+
----------                                 --------    -------   --------------
MUNICIPAL BONDS (CONTINUED)
ILLINOIS (CONTINUED)
Illinois Educational Facilities Authority
  Revenue Bonds (Field Museum of
  Natural History) VR
    1.050%                                 07/07/04    $15,400   $   15,400,000
Illinois Educational Facilities Authority
  Revenue Bonds (Northwestern
  University) VR
    1.050%                                 07/07/04      2,900        2,900,000
Illinois Health Facilities Authority TECP
    1.200%                                 11/15/04      5,000        5,000,000
    1.600%                                 03/31/05     13,000       13,000,000
Illinois Health Facilities Authority Revenue
  Bonds (Advocate Health Care Network)
  Series A PS
    1.050%                                 07/06/04     11,130       11,130,000
Illinois Health Facilities Authority Revenue
  Bonds (Resurrection Health Care)
  Series A VR
    1.100%                                 07/01/04      3,800        3,800,000
Illinois State General Obligation Bonds
  (Eagle) Tax-Exempt Trust Series
  20026002 144A, Class A VR
    1.140%                                 07/07/04     10,840       10,840,000
Illinois State Toll Highway Authority
  Revenue Bonds Series B VR
    1.050%                                 07/07/04     25,750       25,750,000
Winnebago & Boone Counties, Illinois,
  Rockland School District No. 205 Tax
  Anticipation Warrants
    2.270%                                 10/28/04      4,000        4,007,300
                                                                 --------------
                                                                    222,499,718
                                                                 --------------
INDIANA -- 8.7%
ABN AMRO Munitops Certificates Trust
  (Multistate) Series 5 144A VR
    1.120%                                 07/07/04     10,746       10,746,000
ABN AMRO Munitops Certificates Trust
  (Multistate) Series 7 144A PS
    1.120%                                 07/07/04      5,000        5,000,000
ABN AMRO Munitops Certificates Trust
  (Multistate) Series 21 144A PS
    1.300%                                 09/29/04     12,020       12,020,000
Indiana Health Facility Financing Authority
  Hospital Revenue Bonds (Clarian Health
  Obligated Group) Series H VR
    1.080%                                 07/01/04     25,500       25,500,000
Indiana Health Facility Financing Authority
  Revenue Bonds (Ascension Health
  Credit Group) Series A-1 PS
    0.980%                                 07/02/04     20,000       20,000,000
Indiana Health Facility Financing Authority
  Revenue Bonds (Ascension Health
  Credit Group) Series A-3 PS
    1.050%                                 03/01/05      5,000        5,000,000
Indiana Health Facility Financing Authority
  Revenue Bonds (Union Hospital, Inc.
  Project) VR
    1.160%                                 07/07/04      7,800        7,800,000


                       See Notes to Financial Statements.

                   HARRIS INSIGHT TAX-EXEMPT MONEY MARKET FUND
                       STATEMENT OF NET ASSETS (CONTINUED)
                            JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
ANNUALIZED                                               PAR
YIELD/RATE                                 MATURITY     (000)        VALUE+
----------                                 --------    -------   --------------
MUNICIPAL BONDS (CONTINUED)
INDIANA (CONTINUED)
Indiana State Educational Facilities
  Authority Revenue Bonds (Wabash
  College Project) VR
    1.110%                                 07/07/04    $ 3,000   $    3,000,000
Indiana State Office Building Commission
  TECP
    0.970%                                 08/13/04      4,000        4,000,000
Indiana University Revenue Bonds Series
  144A VR
    1.140%                                 07/07/04      4,265        4,265,000
Purdue University, Indiana, Student
  Facilities System Revenue Bonds
  Series A VR
    1.090%                                 07/07/04     27,600       27,600,000
                                                                 --------------
                                                                    124,931,000
                                                                 --------------
KENTUCKY -- 2.3%
Clark County, Kentucky, Pollution Control
  Revenue Bonds (East Kentucky Power
  Co-Op) Series J-2 VR
    1.080%                                 09/15/04      5,000        5,000,000
Kentucky Economic Development Finance
  Authority Hospital Facilities Revenue
  Bonds (Baptist Healthcare System)
  Series B VR
    1.040%                                 07/07/04      9,250        9,250,000
Kentucky Economic Development Finance
  Authority Hospital Facilities Revenue
  Bonds (Baptist Healthcare System)
  Series C VR
    1.100%                                 07/01/04      7,000        7,000,000
Mason County, Kentucky, Pollution Control
  Revenue Bonds (East Kentucky Power
  Co-Op) Series B-2 VR
    1.280%                                 07/07/04      6,920        6,920,000
Mason County, Kentucky, Pollution Control
  Revenue Bonds (East Kentucky Power
  Co-Op) Series B-3 VR
    1.280%                                 07/07/04      4,860        4,860,000
                                                                 --------------
                                                                     33,030,000
                                                                 --------------
LOUISIANA -- 1.2%
Lake Charles, Louisiana, Harbor Terminal
  District Revenue Bonds (Conoco, Inc.
  Project) Series A VR
    1.050%                                 07/07/04     12,100       12,100,000
Louisiana Offshore Terminal Authority
  Deepwater Port Revenue Bonds (Loop
  L.L.C. Project) Series B VR
    1.080%                                 07/07/04      5,700        5,700,000
                                                                 --------------
                                                                     17,800,000
                                                                 --------------
MASSACHUSETTS -- 3.4%
Gill-Montague, Massachusetts, Regional
  School District BANS
    2.000%                                 07/29/04      5,000        5,003,213


ANNUALIZED                                               PAR
YIELD/RATE                                 MATURITY     (000)        VALUE+
----------                                 --------    -------   --------------
MUNICIPAL BONDS (CONTINUED)
MASSACHUSETTS (CONTINUED)
Massachusetts Water Resources Authority
  TECP
    1.100%                                 07/22/04    $13,500   $   13,500,000
Route 3 North Transportation Improvement
  Association, Massachusetts Lease
  Revenue Bonds Series B VR
    1.050%                                 07/07/04     30,000       30,000,000
                                                                 --------------
                                                                     48,503,213
                                                                 --------------
MICHIGAN -- 4.9%
Detroit, Michigan, City School District
  General Obligation Bonds (Eagle)
  Series 20026013 144A, Class A VR
    1.140%                                 07/07/04      7,680        7,680,000
Detroit, Michigan, City School District
  General Obligation Bonds (Eagle)
  Series 20026014 144A, Class A VR
    1.140%                                 07/07/04      7,200        7,200,000
Grand Valley State University, Michigan
  Revenue Bonds Series A VR
    1.090%                                 07/07/04     16,260       16,260,000
Grand Valley State University, Michigan
  Revenue Bonds Series B VR
    1.090%                                 07/07/04      7,000        7,000,000
Kalamazoo, Michigan, Hospital Finance
  Authority Revenue Bonds (Bronson
  Methodist Hospital) VR
    1.120%                                 07/07/04      7,000        7,000,000
Michigan State General Obligation Notes
  Series A
    2.000%                                 09/30/04     12,000       12,030,338
Michigan State Strategic Fund Limited
  Obligation Revenue Bonds (Detroit
  Symphony Orchestra Project) Series B
  VR
    1.090%                                 07/01/04      4,850        4,850,000
Michigan State Strategic Fund Limited
  Obligation Revenue Bonds (Southgate
  Properties Project) VR
    1.120%                                 07/07/04      7,245        7,245,000
                                                                 --------------
                                                                     69,265,338
                                                                 --------------
MISSISSIPPI -- 0.9%
Claiborne County, Mississippi TECP
    1.280%                                 09/22/04      2,000        2,000,000
Mississippi State General Obligation Bonds
  (Capital Improvement) Series E VR
    1.060%                                 07/07/04      6,895        6,895,000
Mississippi State General Obligation Bonds
  (Eagle) Series 20026018 144A, Class A VR
    1.140%                                 07/07/04      4,000        4,000,000
                                                                 --------------
                                                                     12,895,000
                                                                 --------------

                       See Notes to Financial Statements.

                   HARRIS INSIGHT TAX-EXEMPT MONEY MARKET FUND
                       STATEMENT OF NET ASSETS (CONTINUED)
                            JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
ANNUALIZED                                               PAR
YIELD/RATE                                 MATURITY     (000)        VALUE+
----------                                 --------    -------   --------------
MUNICIPAL BONDS (CONTINUED)
MISSOURI -- 1.4%
Bi State Development Agency,
  Missouri-Illinois Metropolitan District
  Mass Transit Revenue Bonds (MetroLink
  Cross County Project) Series A VR
    1.030%                                 07/07/04    $ 7,000   $    7,000,000
Missouri State Health & Educational
  Facilities Authority Revenue Bonds
  (Eagle) Series 20026026 144A, Class A
  VR
    1.140%                                 07/07/04      2,700        2,700,000
Missouri State Health & Educational
  Facilities Authority Revenue Bonds
  (Washington University) (Eagle)
  Series 20030003 144A, Class A VR
    1.140%                                 07/07/04      9,900        9,900,000
                                                                 --------------
                                                                     19,600,000
                                                                 --------------
NEVADA -- 0.8%
ABN AMRO Munitops Certificates Trust
  (Multistate) Series 19 144A PS
    1.300%                                 10/20/04     10,950       10,950,000
                                                                 --------------
NEW YORK -- 3.3%
New York City, New York, Municipal Water
  Finance Authority Water & Sewer
  System Revenue Bonds Series G VR
    1.030%                                 07/01/04      2,800        2,800,000
New York City, New York, Transitional
  Finance Authority Certificates (STARS)
  Series 1 144A VR
    1.110%                                 07/07/04      1,000        1,000,000
New York City, New York, Transitional
  Finance Authority Certificates (STARS)
  Series 7 144A VR
    1.110%                                 07/07/04      3,190        3,190,000
New York City, New York, Transitional
  Finance Authority Revenue Bonds (New
  York City Recovery) Subseries B-3 VR
    1.120%                                 07/01/04      9,000        9,000,000
New York State Thruway Authority Second
  General Highway & Bridge Trust Fund
  Certificates (STARS) Series 4 144A VR
    1.100%                                 07/07/04      1,010        1,010,000
Triborough Bridge & Tunnel Authority,
  New York Revenue Bonds Series B VR
    1.070%                                 07/07/04     30,000       30,000,000
                                                                 --------------
                                                                     47,000,000
                                                                 --------------
NORTH CAROLINA -- 0.5%
North Carolina State General Obligation
  Bonds Series E
    4.000%                                 02/01/05      6,765        6,884,378
                                                                 --------------
OHIO -- 0.6%
Ohio State Higher Educational Facility
  Commission Revenue Bonds (Pooled
  Financing 2002 Program) Series A VR
    1.080%                                 07/07/04      7,155        7,155,000


ANNUALIZED                                               PAR
YIELD/RATE                                 MATURITY     (000)        VALUE+
----------                                 --------    -------   --------------
MUNICIPAL BONDS (CONTINUED)
OHIO (CONTINUED)
Ohio State Higher Educational Facility
  Commission Revenue Bonds (Pooled
  Financing 2003 Program) Series A VR
    1.080%                                 07/07/04    $ 1,945   $    1,945,000
                                                                 --------------
                                                                      9,100,000
                                                                 --------------
OKLAHOMA -- 0.8%
Tulsa, Oklahoma, Industrial Authority
  Revenue Bonds (University of Tulsa)
  Series B VR
    1.060%                                 07/07/04     11,870       11,870,000
                                                                 --------------
OREGON -- 2.5%
Clakamas County, Oregon, Hospital Facility
  Authority Revenue Bonds (Legacy
  Health System) VR
    1.080%                                 07/07/04     20,000       20,000,000
Eugene, Oregon, Electric Utility Revenue
  Bonds (Eagle) Series 2003002 144A,
  Class A VR
    1.140%                                 07/07/04      5,880        5,880,000
Oregon State TANS
    2.250%                                 11/15/04     10,000       10,043,700
                                                                 --------------
                                                                     35,923,700
                                                                 --------------
PENNSYLVANIA -- 2.4%
Pennsylvania Intergovernmental
  Cooperation Authority Special Tax
  Revenue Refunding Bonds (City of
  Philadelphia Funding Program) VR
    1.080%                                 07/07/04     24,200       24,200,000
Pennsylvania State Turnpike Revenue
  Bonds (Commonwealth Turnpike)
  Series A-3 VR
    1.040%                                 07/07/04     10,000       10,000,000
                                                                 --------------
                                                                     34,200,000
                                                                 --------------
SOUTH CAROLINA -- 0.5%
Oconee County, South Carolina, Pollution
  Control Facilities Revenue Bonds (Duke
  Energy Corporation Project) VR
    1.110%                                 07/07/04      7,000        7,000,000
                                                                 --------------
TENNESSEE -- 0.4%
Metropolitan Government of Nashville &
  Davidson County, Tennessee Health &
  Educational Facilities Board Revenue
  Bonds (Ascension Health) PS
    1.200%                                 01/04/05      6,000        6,000,000
                                                                 --------------
TEXAS -- 12.1%
ABN AMRO Munitops Certificates Trust
  (Multistate) Series 8 144A VR
    1.120%                                 07/07/04      5,000        5,000,000
ABN AMRO Munitops Certificates Trust
  (Multistate) Series 13 144A VR
    1.120%                                 07/07/04      6,000        6,000,000


                       See Notes to Financial Statements.

                   HARRIS INSIGHT TAX-EXEMPT MONEY MARKET FUND
                       STATEMENT OF NET ASSETS (CONTINUED)
                            JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
ANNUALIZED                                               PAR
YIELD/RATE                                 MATURITY     (000)        VALUE+
----------                                 --------    -------   --------------
MUNICIPAL BONDS (CONTINUED)
TEXAS (CONTINUED)
ABN AMRO Munitops Certificates Trust
  (Multistate) Series 15 144A PS
    1.040%                                 07/07/04    $15,925   $   15,925,000
Denton, Texas, Independent School
  District General Obligation Bonds
  Series B PS
    1.150%                                 08/15/04     10,000       10,000,000
Harris County, Texas, Health Facilities
  Development Corp. Revenue Bonds
  Series 144A PS
    1.100%                                 11/04/04      6,095        6,095,000
Houston, Texas, Water & Sewer System
  Revenue Bonds (STARS) Series 14 144A
  VR
    1.120%                                 07/07/04      1,000        1,000,000
Nueces County, Texas, Health Facilities
  Development Corp. Revenue Bonds
  (Driscoll Children's Foundation Project)
  VR
    1.090%                                 07/07/04     17,600       17,600,000
San Antonio, Texas, Electric & Gas
  Revenue Bonds VR
    1.090%                                 07/07/04      9,500        9,500,000
Texas Small Business Industrial
  Development Revenue Bonds VR
    1.090%                                 07/07/04     25,200       25,200,000
Texas State General Obligation Bonds
  (Eagle) Series 200030026 144A, Class A
  VR
    1.140%                                 07/07/04      2,410        2,410,000
Texas State General Obligation Bonds
  (Veterans Housing Assistance Program
  Fund I) VR
    1.050%                                 07/07/04     24,305       24,305,000
Texas State TRANS
    2.000%                                 08/31/04     40,000       40,057,179
Texas State Turnpike Authority, Central
  Texas Turnpike System Revenue Bonds
  (Eagle) Series 20030008 144A, Class A VR
    1.140%                                 07/07/04      9,900        9,900,000
                                                                 --------------
                                                                    172,992,179
                                                                 --------------
UTAH -- 0.7%
Intermountain Power Supply Agency
  Revenue Bonds Series E VR
    0.920%                                 09/15/04     10,000       10,000,000
                                                                 --------------
VIRGINIA -- 1.6%
Clarke County, Virginia, Industrial
  Development Authority Hospital
  Facilities Revenue Bonds (Winchester
  Medical Center, Inc.) VR
    1.060%                                 07/07/04     22,600       22,600,000
                                                                 --------------
WASHINGTON -- 2.4%
Issaquah, Washington, Community
  Properties Revenue Bonds Series A VR
    1.100%                                 07/07/04     15,000       15,000,000


ANNUALIZED                                               PAR
YIELD/RATE                                 MATURITY     (000)        VALUE+
----------                                 --------    -------   --------------
MUNICIPAL BONDS (CONTINUED)
WASHINGTON (CONTINUED)
Washington State General Obligation
  Bonds Series 144A VR
    1.140%                                 07/07/04    $ 2,285   $    2,285,000
Washington State Public Power Supply
  Systems Revenue Bonds (Nuclear
  Project No. 1) VR
    1.020%                                 07/07/04     17,160       17,160,000
                                                                 --------------
                                                                     34,445,000
                                                                 --------------
WEST VIRGINIA -- 1.1%
ABN AMRO Munitops Certificates Trust
  (Multistate) Series 12 144A VR
    1.120%                                 07/07/04     15,000       15,000,000
                                                                 --------------
WISCONSIN -- 6.4%
Antigo Unified School District, Wisconsin
  TRANS
    1.500%                                 10/29/04      4,100        4,104,248
Kettle Moraine School District, Wisconsin
  (Waukesha & Jefferson Counties) BANS
    1.100%                                 09/03/04      5,500        5,500,183
Luxemburg-Casco School District,
  Wisconsin TRANS
    1.500%                                 10/29/04      3,055        3,058,365
Menomonee Falls School District,
  Wisconsin TRANS
    1.750%                                 08/19/04      5,750        5,754,414
Milwaukee, Wisconsin, Redevelopment
  Authority Revenue Bonds (American
  Society for Quality) VR
    1.130%                                 07/07/04      2,000        2,000,000
Monona Grove School District, Wisconsin
  TRANS
    1.500%                                 10/28/04      2,050        2,052,172
Monroe School District, Wisconsin TRANS
    1.500%                                 10/15/04      5,350        5,354,589
Nicolet High School District, Wisconsin
  TRANS
    1.500%                                 10/29/04      1,500        1,501,599
Northland Pines School District, Wisconsin
  BANS
    1.550%                                 11/11/04      7,125        7,131,865
Oconomowoc Area School District,
  Wisconsin TRANS
    1.750%                                 09/23/04      6,000        6,006,932
Randall, Wisconsin BANS
    2.400%                                 10/01/04      1,775        1,779,641
Sun Prairie Area School District (Dane &
  Columbia Counties), Wisconsin BANS
    1.600%                                 10/06/04      4,750        4,755,262
Swallow School District, Wisconsin
  (Waukesha County) BANS
    2.100%                                 05/02/05      3,500        3,504,356
Verona Area School District, Wisconsin
  TRANS
    1.500%                                 08/25/04      7,550        7,554,818


                       See Notes to Financial Statements.

                   HARRIS INSIGHT TAX-EXEMPT MONEY MARKET FUND
                       STATEMENT OF NET ASSETS (CONTINUED)
                            JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
ANNUALIZED                                               PAR
YIELD/RATE                                 MATURITY     (000)        VALUE+
----------                                 --------    -------   --------------
MUNICIPAL BONDS (CONTINUED)
WISCONSIN (CONTINUED)
Waunakee Community School District,
  Wisconsin (Dane County) BANS
    1.550%                                 04/01/05    $ 2,650   $    2,651,030
Wisconsin Health & Educational Facilities
  Authority Revenue Bonds (Wheaton
  Franciscan Services, Inc. System)
  Series B VR
    1.080%                                 07/01/04     28,300       28,300,000
                                                                 --------------
                                                                     91,009,474
                                                                 --------------
WYOMING -- 2.8%
Platte County, Wyoming, Pollution Control
  Revenue Bonds (Tri-State Generation &
  Transmission Association) Series A VR
    1.140%                                 07/01/04     25,200       25,200,000
Platte County, Wyoming, Pollution Control
  Revenue Bonds (Tri-State Generation &
  Transmission Association) Series B VR
    1.140%                                 07/01/04      1,850        1,850,000
Uinta County, Wyoming, Pollution Control
  Revenue Bonds (Chevron, Inc. Project)
  VR
    1.050%                                 07/01/04     13,350       13,350,000
                                                                 --------------
                                                                     40,400,000
                                                                 --------------
TOTAL MUNICIPAL BONDS
  (Cost $1,425,244,000)                                           1,425,244,000
                                                                 --------------


                                                       SHARES
                                                       -------
TEMPORARY INVESTMENTS -- 0.0%
AIM Tax-Free Investment Co. Cash
  Reserve Portfolio                                     17,185           17,185
Goldman Sachs Financial Square
  Tax-Exempt Money Market Portfolio                    394,627          394,627
                                                                 --------------
TOTAL TEMPORARY INVESTMENTS
  (Cost $411,812)                                                       411,812
                                                                 --------------
TOTAL INVESTMENTS -- 99.8%
  (Cost $1,425,655,812)                                           1,425,655,812
                                                                 --------------


                                                                     VALUE+
                                                                 --------------
OTHER ASSETS AND LIABILITIES -- 0.2%
Interest receivable and other assets                             $    4,121,480
Dividends payable                                                      (883,861)
Investment advisory fee payable                                        (132,542)
Administration fees payable                                            (153,653)
Service plan fees payable                                              (166,265)
Accrued expenses                                                        (11,736)
                                                                 --------------
                                                                      2,773,423
                                                                 --------------
NET ASSETS -- 100.0%
Applicable to 1,031,687,827 Institutional
  Shares, 206,122,758 N Shares, and
  190,808,521 Service Shares of beneficial
  interest outstanding, $.001 par value
  (indefinite number of shares has been
  authorized for each class of shares of
  the Fund) (Note 8)                                             $1,428,429,235
                                                                 ==============
NET ASSET VALUE, OFFERING, AND REDEMPTION
  PRICE PER SHARE EACH FOR INSTITUTIONAL
  SHARES, N SHARES, AND SERVICE SHARES                                    $1.00
                                                                          =====

----------
+ See Note 2a to the Financial Statements.
PS -- Security with a "put" feature; date shown is when security may be put back for redemption.
VR -- Variable rate demand note; interest rate in effect on 6/30/04. Maturity date is the later of the next interest rate change or exercise of the demand feature.
BANS -- Bond Anticipation Note.
RANS -- Revenue Anticipation Note.
TANS -- Tax Anticipation Note.
TECP -- Tax-Exempt Commercial Paper.
TRANS -- Tax and Revenue Anticipation Note.
144A -- Security that may be resold to "qualified institutional buyers" under Rule 144A or security offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

                       See Notes to Financial Statements.

                            HARRIS INSIGHT BOND FUND
                             STATEMENT OF NET ASSETS
                            JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
  COUPON                                                   PAR
   RATE                                      MATURITY     (000)       VALUE+
----------                                   --------    -------   ------------
ASSET-BACKED SECURITIES -- 11.0%
Americredit Automobile Receivables Trust
  Series 2001-D, Class A4
    4.410%                                   11/12/08     $1,910   $  1,940,838
Ameriquest Mortgage Securities, Inc.
  Series 2003-5, Class A3
    3.027%                                   07/25/33      3,026      3,023,641
Bank One Issuance Trust Series 2003-C1,
  Class C1
    4.540%                                   09/15/10      2,000      2,017,471
Capital One Multi-Asset Execution Trust
  Series 2004-C1, Class C1
    3.400%                                   11/16/09      2,300      2,266,219
Citibank Credit Card Issuance Trust Series
  2001-C3, Class C3
    6.650%                                   05/15/08      1,200      1,268,041
Citibank Credit Card Issuance Trust Series
  2004-A1, Class A1
    2.550%                                   01/20/09      1,200      1,175,316
Permanent Financing P.L.C. Series 1,
  Class 2A
    4.200%                                   06/10/07      2,000      2,030,260
Structured Asset Investment Loan Trust
  Series 2003-BC4, Class 2A2
    1.910%                                   05/25/33      2,250      2,250,000
Structured Asset Investment Loan Trust
  Series 2004-5A 144A, Class A
    4.500%                                   06/27/34      1,127      1,125,493
Structured Asset Securities Corp. Series
  2003-28XS, Class A3
    4.060%                                   09/25/33      1,239      1,232,660
Structured Asset Securities Corp. Series
  2004-5H, Class A2
    4.430%                                   12/25/33        486        487,602
Vanderbilt Mortgage Finance Series
  2001-A, Class M1
    7.740%                                   04/07/31        500        524,654
Volkswagen Auto Lease Trust Series
  2002-A, Class A4
    2.750%                                   12/20/07      1,450      1,456,319
                                                                   ------------
TOTAL ASSET-BACKED SECURITIES
  (Cost $20,822,908)                                                 20,798,514
                                                                   ------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 26.2%
Citicorp Mortgage Securities, Inc. Series
  1993-13, Class A4
    3.082%                                   11/25/08        475        480,039
Citicorp Mortgage Securities, Inc. Series
  1993-13, Class A5
   15.465%                                   11/25/08        160        180,052
Citicorp Mortgage Securities, Inc. Series
  1993-13, Class A6
    8.500%                                   11/25/08         96        102,508
DLJ Commercial Mortgage Corp. Series
  1998-CF2, Class A1A
    5.880%                                   11/12/31      2,355      2,450,483
DLJ Mortgage Acceptance Corp. Series
  1996-M 144A, Class 1
    0.592%                                   11/28/11        371        365,172


  COUPON                                                   PAR
   RATE                                      MATURITY     (000)       VALUE+
----------                                   --------    -------   ------------
COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
Federal Home Loan Mortgage Corp. Series
  199, Class IO
    6.500%                                   08/01/28     $  649   $    143,599
Federal Home Loan Mortgage Corp. Series
  1848, Class PG
    7.000%                                   05/15/26      4,773      5,058,884
Federal Home Loan Mortgage Corp. Series
  2131, Class VD
    6.000%                                   05/15/14      2,412      2,508,953
Federal Home Loan Mortgage Corp. Series
  2390, Class PW
    6.000%                                   04/15/15      5,195      5,397,713
Federal Home Loan Mortgage Corp. Series
  2443, Class TD
    6.500%                                   10/15/30      1,821      1,894,038
Federal Home Loan Mortgage Corp. Series
  2760, Class GC
    3.500%                                   02/15/11      1,300      1,305,289
Federal Home Loan Mortgage Corp. Series
  2770, Class LA
    4.500%                                   04/15/33      1,984      1,910,770
Federal National Mortgage Association
  Series 1993-197, Class SB
   13.107%                                   10/25/08        848        916,099
Federal National Mortgage Association
  Series 1997-20, Class IO
    1.840%                                   03/25/27      4,714        251,277
Federal National Mortgage Association
  Series 1998-T1, Class A
   36.655%                                   12/28/28         27         26,864
Federal National Mortgage Association
  Series 2000-M1, Class B
    7.408%                                   11/17/18        673        732,588
Federal National Mortgage Association
  Series 2002-73, Class OE
    5.000%                                   11/25/17      5,522      5,341,884
Federal National Mortgage Association
  Series 2003-35, Class BC
    5.000%                                   05/25/18      1,500      1,478,006
Federal National Mortgage Association
  Series 2003-W6, Class 2A2
    3.110%                                   09/25/42      2,200      2,197,251
Federal National Mortgage Association
  Grantor Trust Series 2004-T1, Class 1A1
    6.000%                                   01/25/44      2,292      2,349,856
Government National Mortgage
  Association Series 2004-45, Class A
    4.020%                                   12/16/21      3,000      2,985,000
LB-UBS Commercial Mortgage Trust Series
  2000-C4, Class A1
    7.180%                                   09/15/19      2,037      2,203,370
LB-UBS Commercial Mortgage Trust Series
  2001-C2, Class A1
    6.270%                                   06/15/20        606        640,930
LB-UBS Commercial Mortgage Trust Series
  2003-C1, Class A4
    4.394%                                   03/15/32      1,658      1,564,718


                       See Notes to Financial Statements.

                            HARRIS INSIGHT BOND FUND
                       STATEMENT OF NET ASSETS (CONTINUED)
                            JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
  COUPON                                                   PAR
   RATE                                      MATURITY     (000)       VALUE+
----------                                   --------    -------   ------------
COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
Morgan Stanley Capital I Series 1998-WF2,
 Class A2
    6.540%                                   07/15/30     $2,894   $  3,122,643
PNC Mortgage Securities Corp. Series
  1998-11, Class 2A2 PO
    6.980%                                   11/25/13        248        240,062
PNC Mortgage Securities Corp. Series
  1999-2, Class 5X IO
    6.250%                                   02/25/14        130          9,537
Structured Adjustable Rate Mortgage Loan
  Trust Series 2004-4, Class 1A1
    4.818%                                   04/25/34      1,706      1,728,942
Structured Asset Securities Corp. Series
  1998-RF3, Class AIO IO
    6.100%                                   06/15/28      3,683        417,827
Structured Asset Securities Corp. Series
  2003-34A, Class 6A
    5.135%                                   11/25/33      1,488      1,491,974
                                                                   ------------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
  (Cost $50,033,953)                                                 49,496,328
                                                                   ------------
MORTGAGE-BACKED SECURITIES -- 4.1%
Federal National Mortgage Association
  Pool #250888
    7.000%                                   04/01/12        147        155,802
Federal National Mortgage Association
  Pool #359740
    7.000%                                   10/01/26         28         30,069
Federal National Mortgage Association
  Pool #364248
    7.000%                                   01/01/27         73         77,820
Federal National Mortgage Association
  Pool #695910
    5.000%                                   05/01/18      1,670      1,679,836
Federal National Mortgage Association
  Pool #756294
    5.500%                                   12/01/33      2,612      2,607,565
Government National Mortgage
  Association Pool #442138
    8.000%                                   11/15/26        327        359,942
Government National Mortgage
  Association Pool #555127
    7.000%                                   09/15/31        379        403,106
Government National Mortgage
  Association Pool #780167
    7.000%                                   12/15/24        940      1,003,685
Government National Mortgage
  Association Pool #781040
    7.500%                                   11/15/17      1,277      1,381,176
                                                                   ------------
TOTAL MORTGAGE-BACKED SECURITIES
  (Cost $7,561,770)                                                   7,699,001
                                                                   ------------
CORPORATE BONDS -- 28.4%
ELECTRIC -- 2.0%
Consolidated Edison Co. of New York
    5.700%                                   02/01/34        225        213,054
Constellation Energy Group, Inc.
    7.600%                                   04/01/32      1,150      1,273,374


  COUPON                                                   PAR
   RATE                                      MATURITY     (000)       VALUE+
----------                                   --------    -------   ------------
CORPORATE BONDS (CONTINUED)
ELECTRIC (CONTINUED)
Duke Capital Corp.
    8.000%                                   10/01/19     $1,000   $  1,119,673
Exelon Generation Co., L.L.C.
    6.950%                                   06/15/11      1,000      1,096,450
                                                                   ------------
                                                                      3,702,551
                                                                   ------------
FINANCE - BANK -- 5.6%
BankAmerica Capital II
    8.000%                                   12/15/26        882        968,375
Citigroup, Inc.
    6.500%                                   01/18/11      1,620      1,770,122
European Investment Bank
    2.375%                                   06/15/07        780        758,877
First Union Institutional Capital I
    8.040%                                   12/01/26        310        340,593
Manufacturers & Traders Trust Co.
    8.000%                                   10/01/10      1,000      1,175,794
Royal Bank of Scotland Group P.L.C.
    5.000%                                   10/01/14      1,160      1,118,897
Sovereign Bank
    4.375%                                   08/01/13      2,044      2,020,535
Wells Fargo & Co.
    6.375%                                   08/01/11      2,175      2,358,842
                                                                   ------------
                                                                     10,512,035
                                                                   ------------
FINANCE - NON-BANK -- 10.0%
American Express Credit Corp.
    3.000%                                   05/16/08         30         28,906
Anadarko Finance Co.
    7.500%                                   05/01/31      1,000      1,142,130
Associates Corp. N.A.
    6.950%                                   11/01/18        420        465,547
CIT Group, Inc.
    5.000%                                   02/13/14        130        123,129
Countrywide Home Loan, Inc.
    5.500%                                   02/01/07      1,500      1,567,812
EOP Operating L.P.
    7.750%                                   11/15/07      1,570      1,743,648
Ford Motor Credit Corp.
    5.800%                                   01/12/09      1,175      1,187,211
    7.000%                                   10/01/13        490        495,473
General Electric Capital Corp.
    5.000%                                   06/15/07        700        727,364
General Motors Acceptance Corp.
    5.625%                                   05/15/09      1,285      1,283,772
Genworth Financial, Inc.
    4.750%                                   06/15/09      1,000      1,010,297
Goldman Sachs Group, Inc.
    7.625%                                   08/17/05      2,000      2,102,534
    6.125%                                   02/15/33      1,000        946,824
Household Finance Corp.
    4.750%                                   05/15/09        955        961,319
Lehman Brothers Holdings, Inc.
    6.250%                                   05/15/06        350        369,458
    4.000%                                   01/22/08        350        349,582
MetLife, Inc.
    6.375%                                   06/15/34        500        504,043


                       See Notes to Financial Statements.

                            HARRIS INSIGHT BOND FUND
                       STATEMENT OF NET ASSETS (CONTINUED)
                            JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
  COUPON                                                   PAR
   RATE                                      MATURITY     (000)       VALUE+
----------                                   --------    -------   ------------
CORPORATE BONDS (CONTINUED)
FINANCE - NON-BANK (CONTINUED)
Morgan Stanley
    4.750%                                   04/01/14     $  325   $    300,422
Prudential Financial, Inc.
    4.500%                                   07/15/13        700        650,854
Simon Property Group L.P.
    5.375%                                   08/28/08        740        767,053
SLM Corp.
    5.375%                                   05/15/14      1,000        986,658
Textron Financial Corp.
    5.875%                                   06/01/07      1,065      1,131,663
                                                                   ------------
                                                                     18,845,699
                                                                   ------------
INDUSTRIAL -- 6.3%
Boeing Co.
    8.750%                                   09/15/31        590        763,310
Comcast Corp. a
    5.300%                                   01/15/14        600        578,609
ConAgra Foods, Inc.
    6.750%                                   09/15/11        425        466,340
General Mills, Inc.
    6.000%                                   02/15/12      1,285      1,347,612
Goodrich Corp.
    6.450%                                   12/15/07        935      1,009,536
H.J. Heinz Co.
    6.000%                                   03/15/08      1,000      1,072,481
John Deere Capital Corp.
    5.100%                                   01/15/13        645        641,610
Kroger Co.
    6.800%                                   04/01/11        500        545,578
Lockheed Martin Corp.
    8.200%                                   12/01/09      1,000      1,173,127
News America, Inc.
    6.550%                                   03/15/33        750        761,132
PHH Corp.
    6.000%                                   03/01/08        420        444,103
Procter & Gamble Co. - Guaranteed ESOP
  Debentures Series A
    9.360%                                   01/01/21        500        655,937
TCI Communications, Inc.
    8.750%                                   08/01/15        500        603,457
Time Warner, Inc.
    6.875%                                   06/15/18        765        800,882
Viacom, Inc.
    5.625%                                   05/01/07        495        520,283
    7.875%                                   07/30/30        500        593,862
                                                                   ------------
                                                                     11,977,859
                                                                   ------------
OIL -- 1.5%
Burlington Resources Finance Co.
    6.500%                                   12/01/11      1,000      1,094,037
Conoco Funding Co.
    6.350%                                   10/15/11        215        234,276
Conoco, Inc.
    6.950%                                   04/15/29      1,335      1,474,307
                                                                   ------------
                                                                      2,802,620
                                                                   ------------


  COUPON                                                   PAR
   RATE                                      MATURITY     (000)       VALUE+
----------                                   --------    -------   ------------
CORPORATE BONDS (CONTINUED)
TELEPHONES -- 2.6%
France Telecom S.A.
    8.750%                                   03/01/11     $  600   $    696,196
Sprint Capital Corp.
    6.375%                                   05/01/09        635        673,211
Verizon Global Funding Corp.
    6.125%                                   06/15/07      1,480      1,578,316
Verizon Wireless Capital, L.L.C.
    5.375%                                   12/15/06      1,000      1,043,134
Vodafone Group P.L.C.
    7.750%                                   02/15/10        860        987,210
                                                                   ------------
                                                                      4,978,067
                                                                   ------------
TRANSPORTATION -- 0.4%
Burlington Northern Santa Fe Corp.
    7.950%                                   08/15/30        700        840,287
Federal Express Corp.
    6.720%                                   01/15/22          2          2,639
                                                                   ------------
                                                                        842,926
                                                                   ------------
TOTAL CORPORATE BONDS
  (Cost $52,334,129)                                                 53,661,757
                                                                   ------------
U.S. TREASURY OBLIGATIONS -- 17.2%
U.S. TREASURY BILLS* -- 0.1%
    1.375%                                   11/26/04        100         99,361
                                                                   ------------
U.S. TREASURY BONDS -- 6.5%
    7.625%                                   02/15/25      1,890      2,425,919
    6.000%                                   02/15/26      2,381      2,566,366
    5.500%                                   08/15/28      7,270      7,367,411
                                                                   ------------
                                                                     12,359,696
                                                                   ------------
U.S. TREASURY NOTES -- 10.6%
    6.500%                                   10/15/06      4,560      4,923,911
    6.000%                                   08/15/09      9,840     10,815,931
    5.000%                                   02/15/11      2,400      2,512,877
    4.250%                                   08/15/13      1,885      1,840,674
                                                                   ------------
                                                                     20,093,393
                                                                   ------------
TOTAL U.S. TREASURY OBLIGATIONS
  (Cost $32,609,924)                                                 32,552,450
                                                                   ------------
COMMERCIAL PAPER -- 12.3%
Bishop's Gate Residential Mortgage Trust
    1.300%                                   07/06/04      9,000      8,998,375
Citigroup Global Markets Holdings
    1.300%                                   07/08/04      7,000      6,998,231
Scaldis Capital, L.L.C.
    1.300%                                   07/07/04      7,361      7,359,405
                                                                   ------------
TOTAL COMMERCIAL PAPER
  (Cost $23,356,011)                                                 23,356,011
                                                                   ------------


                       See Notes to Financial Statements.

                            HARRIS INSIGHT BOND FUND
                       STATEMENT OF NET ASSETS (CONTINUED)
                            JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
                                                          SHARES      VALUE+
                                                         -------   ------------
TEMPORARY INVESTMENTS -- 0.3%
Goldman Sachs Financial Square Money
  Market Portfolio                                       302,401   $    302,401
J.P. Morgan Institutional Prime Money
  Market Portfolio                                       381,834        381,834
                                                                   ------------
TOTAL TEMPORARY INVESTMENTS
  (Cost $684,235)                                                       684,235
                                                                   ------------


  COUPON                                                   PAR
   RATE                                      MATURITY     (000)
----------                                   --------    -------
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED -- 0.3%
TIME DEPOSITS -- 0.2%
Chase Manhattan Bank
    1.250%                                   07/01/04     $   41         40,549
HSH Nordbank A.G.
    1.470%                                   07/01/04        188        188,483
Nordea Bank AB
    1.460%                                   07/01/04        188        188,484
                                                                   ------------
                                                                        417,516
                                                                   ------------
VARIABLE RATE OBLIGATIONS -- 0.1%
Merrill Lynch & Co., Inc. Master Notes
    1.630%                                   07/01/04        188        188,484
                                                                   ------------
TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED
  (Cost $606,000)                                                       606,000
                                                                   ------------
TOTAL INVESTMENTS -- 99.8%
  (Cost $188,008,930)                                               188,854,296
                                                                   ------------
OTHER ASSETS AND LIABILITIES -- 0.2%
Interest receivable and other assets                                  1,856,541
Receivable for securities sold                                        5,176,906
Receivable for capital stock sold                                         5,216
Payable upon return of collateral on securities loaned                 (606,000)
Payable for securities purchased                                     (5,089,308)
Payable for capital stock redeemed                                     (739,913)
Dividends payable                                                      (203,568)
Investment advisory fee payable                                         (33,247)
Administration fees payable                                             (17,183)
Service plan fees payable                                                (1,345)
Accrued expenses                                                        (17,995)
                                                                   ------------
                                                                        330,104
                                                                   ------------
NET ASSETS -- 100.0%
Applicable to 18,275,020 Institutional Shares,
  419,700 N Shares, 56,015 A Shares, and
  44,230 B Shares of beneficial interest
  outstanding, $.001 par value (indefinite
  number of shares has been authorized
  for each class of shares of the Fund)
  (Note 8)                                                         $189,184,400
                                                                   ============


NET ASSET VALUE, OFFERING, AND REDEMPTION
  PRICE PER INSTITUTIONAL SHARE
  ($183,950,031/18,275,020)                                              $10.07
                                                                         ======
NET ASSET VALUE, OFFERING, AND REDEMPTION
  PRICE PER N SHARE
  ($4,225,169/419,700)                                                   $10.07
                                                                         ======
NET ASSET VALUE AND REDEMPTION PRICE
  PER A SHARE ($563,926/56,015)                                          $10.07
                                                                         ======
MAXIMUM PUBLIC OFFERING PRICE
  PER A SHARE ($10.07/0.955) (NOTE 5)                                    $10.54
                                                                         ======
NET ASSET VALUE, OFFERING, AND REDEMPTION
  PRICE (SUBJECT TO A MAXIMUM CONTINGENT
  DEFERRED SALES CHARGE OF 5.0%)
  PER B SHARE ($445,274/44,230) (NOTE 5)                                 $10.07
                                                                         ======

----------
The book basis and unrealized appreciation (depreciation) for all investments is as follows:

    Basis                                                          $188,008,930
                                                                   ============
    Gross Appreciation                                             $  3,025,021
    Gross Depreciation                                               (2,179,655)
                                                                   ------------
    Net Appreciation                                               $    845,366
                                                                   ============
+  See Note 2a to the Financial Statements.
*  Security pledged as collateral for futures contracts.
a Total or partial security on loan. At June 30, 2004, the total market value of the portfolio's securities on loan is $592,211, and the total market value of the collateral held by the portfolio is $606,000.
IO -- Interest Only Security.
PO -- Principal Only Security.
144A -- Security that may be resold to "qualified institutional buyers" under Rule 144A or security offered pursuant to section 4(2) of the Securities Act of 1933, as amended.


                                                      NUMBER OF     UNREALIZED
                                                      CONTRACTS    APPRECIATION
                                                      ---------    ------------
Futures Contracts -- Long Position
  U.S. Treasury Bonds, September
  2004 (Notional value at 06/30/04
  is $1,595,625.)                                         15         $38,906
                                                          ==         =======


                       See Notes to Financial Statements.

                       HARRIS INSIGHT HIGH YIELD BOND FUND
                             STATEMENT OF NET ASSETS
                            JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
                                                           SHARES      VALUE+
                                                          -------   ------------
COMMON STOCK -- 0.0%
DIVERSIFIED FINANCIALS
Medical Office Properties, Inc.*
  (Cost $218,100)                                          10,905   $     2,072


  COUPON                                                    PAR
   RATE                                       MATURITY     (000)
----------                                    --------     ------
CORPORATE BONDS -- 95.2%
AEROSPACE & DEFENSE -- 1.5%
Aviall, Inc.
    7.625%                                    07/01/11     $  165       172,425
Gencorp, Inc.
    9.500%                                    08/15/13        500       522,500
L-3 Communications Corp.
    6.125%                                    07/15/13        325       315,250
                                                                    -----------
                                                                      1,010,175
                                                                    -----------
ALCOHOLIC BEVERAGES -- 0.7%
Constellation Brands, Inc. Series B
    8.125%                                    01/15/12        440       470,800
                                                                    -----------
AUTO COMPONENTS -- 1.6%
Dana Corp.
    9.000%                                    08/15/11        500       587,500
Navistar International Corp.
    7.500%                                    06/15/11        455       468,650
                                                                    -----------
                                                                      1,056,150
                                                                    -----------
BUILDING PRODUCTS -- 0.9%
Texas Industries, Inc.
   10.250%                                    06/15/11        510       571,200
                                                                    -----------
CASINOS -- 3.8%
Argosy Gaming Co. Series 144A
    7.000%                                    01/15/14        475       465,500
Aztar Corp. Series 144A
    7.875%                                    06/15/14        300       304,500
Boyd Gaming Corp.
    7.750%                                    12/15/12        350       355,250
Mandalay Resort Group
    6.375%                                    12/15/11        500       510,625
Penn National Gaming, Inc. Series 144A
    6.875%                                    12/01/11        475       468,469
Station Casinos, Inc. a
    6.500%                                    02/01/14        150       145,125
    6.875%                                    03/01/16        300       290,250
                                                                    -----------
                                                                      2,539,719
                                                                    -----------
CHEMICALS -- 2.7%
Ethyl Corp.
    8.875%                                    05/01/10        450       477,000
Hercules, Inc. Series 144A
    6.750%                                    10/15/29        475       458,375
Lyondell Chemical Co.
   10.500%                                    06/01/13        575       625,312
NOVA Chemicals Corp.
    6.500%                                    01/15/12        250       247,500
                                                                    -----------
                                                                      1,808,187
                                                                    -----------


  COUPON                                                    PAR
   RATE                                       MATURITY     (000)       VALUE+
----------                                    --------     ------   -----------
CORPORATE BONDS (CONTINUED)
COMMERCIAL SERVICES & SUPPLIES -- 5.9%
Allied Waste N.A., Inc. Series B
    6.125%                                    02/15/14     $  400   $   368,000
CHC Helicopter Corp. Series 144A
    7.375%                                    05/01/14        600       592,500
CP Ships, Ltd.
   10.375%                                    07/15/12        315       361,462
Iron Mountain, Inc.
    7.750%                                    01/15/15        375       374,063
    6.625%                                    01/01/16        250       228,750
Mobile Mini, Inc.
    9.500%                                    07/01/13        500       550,000
OMI Corp.
    7.625%                                    12/01/13        500       492,500
Overseas Shipholding Group
    8.250%                                    03/15/13        625       675,000
United Rentals N.A., Inc.
    7.750%                                    11/15/13        275       261,250
    7.000%                                    02/15/14         50        44,750
                                                                    -----------
                                                                      3,948,275
                                                                    -----------
CONSTRUCTION & ENGINEERING -- 3.2%
K. Hovnanian Enterprises a
    7.750%                                    05/15/13        600       601,500
Standard Pacific Corp.
    6.250%                                    04/01/14        150       136,125
Technical Olympic USA, Inc.
    7.500%                                    03/15/11        525       490,875
URS Corp.
   11.500%                                    09/15/09        277       319,242
William Lyon Homes, Inc. Series 144A
    7.500%                                    02/15/14        600       561,000
                                                                    -----------
                                                                      2,108,742
                                                                    -----------
CONSTRUCTION MATERIALS -- 0.8%
U.S. Concrete, Inc. Series 144A
    8.375%                                    04/01/14        525       526,312
                                                                    -----------
CONTAINERS & PACKAGING -- 1.8%
Greif, Inc.
    8.875%                                    08/01/12        575       621,719
Jefferson Smurfit Corp.
    7.500%                                    06/01/13        560       557,200
                                                                    -----------
                                                                      1,178,919
                                                                    -----------
DIVERSIFIED TELECOMMUNICATIONS SERVICES -- 0.5%
GCI, Inc. Series 144A
    7.250%                                    02/15/14        335       321,600
                                                                    -----------
ELECTRICAL EQUIPMENT -- 1.6%
Rayovac Corp.
    8.500%                                    10/01/13        500       527,500
Thomas & Betts Corp.
    7.250%                                    06/01/13        530       564,036
                                                                    -----------
                                                                      1,091,536
                                                                    -----------
ENERGY EQUIPMENT & SERVICES -- 1.1%
GulfMark Offshore, Inc.
    8.750%                                    06/01/08        600       618,000
Hanover Compressor Co.
    9.000%                                    06/01/14         75        78,187
                                                                    -----------
                                                                        696,187
                                                                    -----------

                       See Notes to Financial Statements.
18

                       HARRIS INSIGHT HIGH YIELD BOND FUND
                       STATEMENT OF NET ASSETS (CONTINUED)
                            JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
  COUPON                                                    PAR
   RATE                                       MATURITY     (000)       VALUE+
----------                                    --------     ------   -----------
CORPORATE BONDS (CONTINUED)
FOOD & DRUG RETAILING -- 2.3%
Ingles Markets, Inc.
    8.875%                                    12/01/11     $  575   $   593,687
Marsh Supermarkets, Inc. Series B a
    8.875%                                    08/01/07        575       577,875
Winn-Dixie Stores, Inc. a
    8.875%                                    04/01/08        375       356,250
                                                                    -----------
                                                                      1,527,812
                                                                    -----------
FOOD PRODUCTS -- 3.9%
Del Monte Corp.
    8.625%                                    12/15/12        650       703,625
O'Charley's, Inc.
    9.000%                                    11/01/13        575       598,000
Pilgrims Pride Corp.
    9.250%                                    11/15/13        650       695,500
Smithfield Foods, Inc. Series B
    7.750%                                    05/15/13        575       606,625
                                                                    -----------
                                                                      2,603,750
                                                                    -----------
HEALTH CARE EQUIPMENT & SUPPLIES -- 2.1%
Fisher Scientific International, Inc.
    8.000%                                    09/01/13        500       537,500
Inverness Medical Innovations, Inc.
  Series 144A
    8.750%                                    02/15/12        390       400,725
Rotech Healthcare, Inc.
    9.500%                                    04/01/12        425       455,812
                                                                    -----------
                                                                      1,394,037
                                                                    -----------
HEALTH CARE PROVIDERS & SERVICES -- 3.3%
Tenet Healthcare Corp. Series 144A
    9.875%                                    07/01/14        575       587,938
Triad Hospitals, Inc.
    7.000%                                    05/15/12        450       455,625
US Oncology, Inc.
    9.625%                                    02/01/12        525       622,125
Vicar Operating, Inc.
    9.875%                                    12/01/09        500       552,500
                                                                    -----------
                                                                      2,218,188
                                                                    -----------
HOTELS, RESTAURANTS & LEISURE -- 6.1%
Bluegreen Corp.
   10.500%                                    04/01/08        335       341,700
Carmike Cinemas, Inc. Series 144A a
    7.500%                                    02/15/14        390       374,400
Felcor Lodging L.P.
   10.000%                                    09/15/08        139       147,340
Gaylord Entertainment Co.
    8.000%                                    11/15/13        475       483,906
Host Marriott L.P. Series I
    9.500%                                    01/15/07        375       411,562
Imax Corp. Series 144A
    9.625%                                    12/01/10        525       494,813
Intrawest Corp.
    7.500%                                    10/15/13        550       540,375
Prime Hospitality Corp. Series B
    8.375%                                    05/01/12        625       648,438


  COUPON                                                    PAR
   RATE                                       MATURITY     (000)       VALUE+
----------                                    --------     ------   -----------
CORPORATE BONDS (CONTINUED)
HOTELS, RESTAURANTS & LEISURE (CONTINUED)
Royal Caribbean Cruises, Ltd.
    8.000%                                    05/15/10     $  500   $   541,250
    6.875%                                    12/01/13        100        99,375
                                                                    -----------
                                                                      4,083,159
                                                                    -----------
HOUSEHOLD DURABLES -- 1.5%
Fedders N.A., Inc. Series 144A
    9.875%                                    03/01/14        525       483,000
Jacuzzi Brands, Inc.
    9.625%                                    07/01/10        500       537,500
                                                                    -----------
                                                                      1,020,500
                                                                    -----------
HOUSEHOLD PRODUCTS -- 1.4%
Alltrista Corp.
    9.750%                                    05/01/12        575       628,188
Scotts Co.
    6.625%                                    11/15/13        300       301,500
                                                                    -----------
                                                                        929,688
                                                                    -----------
INDUSTRIAL CONGLOMERATES-- 0.5%
Trinity Industries, Inc. Series 144A
    6.500%                                    03/15/14        375       345,000
                                                                    -----------
MACHINERY -- 2.5%
JLG Industries, Inc. a
    8.375%                                    06/15/12        510       521,475
Manitowoc Co., Inc. a
    7.125%                                    11/01/13        330       331,650
Terex Corp.
    7.375%                                    01/15/14        575       566,375
Westinghouse Air Brake Technologies Corp.
    6.875%                                    07/31/13        250       248,750
                                                                    -----------
                                                                      1,668,250
                                                                    -----------
MEDIA -- 4.6%
Corus Entertainment, Inc.
    8.750%                                    03/01/12        250       268,438
Gray Television, Inc.
    9.250%                                    12/15/11        500       550,625
Hollinger International Publishing Corp.
    9.000%                                    12/15/10        575       667,000
Lin Television Corp.
    6.500%                                    05/15/13        550       533,500
NTL Cable P.L.C. Series 144A a
    8.750%                                    04/15/14        105       108,150
R.H. Donnelley Finance Corp. I Series 144A
   10.875%                                    12/15/12        425       495,125
Reader's Digest Association, Inc.
    6.500%                                    03/01/11        100        98,125
Salem Communications Corp.
    7.750%                                    12/15/10        300       307,875
                                                                    -----------
                                                                      3,028,838
                                                                    -----------
METALS & MINING -- 3.3%
International Steel Group, Inc. Series 144A
    6.500%                                    04/15/14        375       353,437
IPSCO, Inc.
    8.750%                                    06/01/13        500       560,000


                       See Notes to Financial Statements.

                       HARRIS INSIGHT HIGH YIELD BOND FUND
                       STATEMENT OF NET ASSETS (CONTINUED)
                            JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
  COUPON                                                    PAR
   RATE                                       MATURITY     (000)       VALUE+
----------                                    --------     ------   -----------
CORPORATE BONDS (CONTINUED)
METALS & MINING (CONTINUED)
Steel Dynamics, Inc.
    9.500%                                    03/15/09     $  510   $   566,100
United States Steel Corp.
    9.750%                                    05/15/10        471       523,988
Wolverine Tube, Inc.
   10.500%                                    04/01/09        166       182,600
                                                                    -----------
                                                                      2,186,125
                                                                    -----------
MULTILINE RETAIL -- 2.7%
Alimentation Couche-Tard, Inc.
    7.500%                                    12/15/13        600       603,000
Central Garden & Pet Co.
    9.125%                                    02/01/13        500       545,000
MemberWorks, Inc. Series 144A
    9.250%                                    04/01/14        300       288,000
Rent-A-Center, Inc. Series B
    7.500%                                    05/01/10        375       386,250
                                                                    -----------
                                                                      1,822,250
                                                                    -----------
OIL & GAS -- 9.3%
Chesapeake Energy Corp.
    7.750%                                    01/15/15        500       523,750
Chesapeake Energy Corp. Series 144A
    7.500%                                    06/15/14         30        31,050
Compton Petroleum Corp.
    9.900%                                    05/15/09        500       548,750
Comstock Resources, Inc.
    6.875%                                    03/01/12        500       477,500
Encore Acquisition Co.
    8.375%                                    06/15/12        230       247,250
Encore Acquisition Co. Series 144A
    6.250%                                    04/15/14        185       174,825
Energy Partners, Ltd.
    8.750%                                    08/01/10        310       325,500
Ferrellgas, Inc. Series 144A
    6.750%                                    05/01/14        240       232,800
Giant Industries, Inc.
    8.000%                                    05/15/14        300       301,500
Houston Exploration Co.
    7.000%                                    06/15/13        510       515,100
Pacific Energy Partners L.P. Series 144A
    7.125%                                    06/15/14        115       117,300
Paramount Resources, Ltd.
    7.875%                                    11/01/10        600       576,000
Premcor Refining Group
    7.750%                                    02/01/12         80        83,400
Pride International, Inc. Series 144A
    7.375%                                    07/15/14        150       152,250
Star Gas Partners L.P.
   10.250%                                    02/15/13        550       591,250
Stone Energy Corp.
    8.250%                                    12/15/11        600       628,500
Suburban Propane Partners
    6.875%                                    12/15/13        245       238,111
Whiting Petroleum Corp. Series 144A
    7.250%                                    05/01/12        450       447,750
                                                                    -----------
                                                                      6,212,586
                                                                    -----------


  COUPON                                                    PAR
   RATE                                       MATURITY     (000)       VALUE+
----------                                    --------     ------   -----------
CORPORATE BONDS (CONTINUED)
PAPER & FOREST PRODUCTS -- 8.0%
Abitibi Consolidated, Inc.
    8.550%                                    08/01/10     $  500   $   529,716
Ainsworth Lumber Co., Ltd. Series 144A
    6.750%                                    03/15/14        490       461,825
Bowater, Inc.
    6.500%                                    06/15/13        650       614,751
Cascades, Inc.
    7.250%                                    02/15/13        525       525,000
Georgia-Pacific Corp.
    9.375%                                    02/01/13        625       718,750
Longview Fibre Co.
   10.000%                                    01/15/09        575       623,875
Norske Skog Canada, Ltd.
    8.625%                                    06/15/11        575       612,375
Potlatch Corp.
   10.000%                                    07/15/11        575       641,125
Tembec Industries, Inc.
    8.500%                                    02/01/11        625       634,375
                                                                    -----------
                                                                      5,361,792
                                                                    -----------
PERSONAL PRODUCTS -- 0.8%
Elizabeth Arden, Inc. Series 144A
    7.750%                                    01/15/14        500       511,250
                                                                    -----------
PHARMACEUTICALS -- 0.8%
Biovail Corp.
    7.875%                                    04/01/10        500       496,250
                                                                    -----------
REAL ESTATE -- 6.0%
AMR Real Estate Series 144A
    8.125%                                    06/01/12        270       276,750
Cornell Cos., Inc. Series 144A
   10.750%                                    07/01/12        450       456,750
Corrections Corp. of America
    7.500%                                    05/01/11        500       507,500
Crescent Real Estate Equities L.P.
    9.250%                                    04/15/09        575       603,750
Forest City Enterprises, Inc.
    7.625%                                    06/01/15        325       328,250
LNR Property Corp.
    7.625%                                    07/15/13        550       550,000
Omega Healthcare Investors, Inc.
  Series 144A
    7.000%                                    04/01/14        100        95,000
Senior Housing Properties Trust
    7.875%                                    04/15/15        600       616,481
Ventas Realty L.P. / Ventas Capital Corp.
    9.000%                                    05/01/12        525       577,500
                                                                    -----------
                                                                      4,011,981
                                                                    -----------
SPECIALTY RETAIL -- 3.8%
CSK Auto, Inc. Series 144A
    7.000%                                    01/15/14        265       253,737
Jo-Ann Stores, Inc. Series 144A
    7.500%                                    03/01/12        300       295,500
Mothers Work, Inc.
   11.250%                                    08/01/10        375       383,438
Payless Shoesource, Inc. a
    8.250%                                    08/01/13        600       597,000


                       See Notes to Financial Statements.

                       HARRIS INSIGHT HIGH YIELD BOND FUND
                       STATEMENT OF NET ASSETS (CONTINUED)
                            JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
  COUPON                                                    PAR
   RATE                                       MATURITY     (000)       VALUE+
----------                                    --------     ------   -----------
CORPORATE BONDS (CONTINUED)
SPECIALTY RETAIL (CONTINUED)
Steinway Musical Instruments, Inc.
    8.750%                                    04/15/11     $  525   $   569,625
Toys "R" Us, Inc.
    7.875%                                    04/15/13        450       453,938
                                                                    -----------
                                                                      2,553,238
                                                                    -----------
TEXTILES & APPAREL -- 4.3%
Oxford Industries, Inc. Series 144A
    8.875%                                    06/01/11        500       530,000
Perry Ellis International, Inc. Series B
    8.875%                                    09/15/13        575       596,562
Phillips-Van Heusen Corp. Series 144A
    7.250%                                    02/15/11        600       606,000
Russell Corp.
    9.250%                                    05/01/10        525       560,438
Warnaco, Inc.
    8.875%                                    06/15/13        550       594,000
                                                                    -----------
                                                                      2,887,000
                                                                    -----------
TOBACCO -- 0.2%
Standard Commercial Corp. Series 144A
    8.000%                                    04/15/12        150       147,750
                                                                    -----------
WIRELESS TELECOMMUNICATIONS SERVICES -- 1.7%
Nextel Communications, Inc.
    5.950%                                    03/15/14        450       416,250
Rogers Cantel, Inc.
    9.750%                                    06/01/16        600       682,500
                                                                    -----------
                                                                      1,098,750
                                                                    -----------
TOTAL CORPORATE BONDS
  (Cost $62,704,553)                                                 63,435,996
                                                                    -----------


                                                          SHARES
                                                        ---------
TEMPORARY INVESTMENTS -- 2.8%
AIM Short-Term Investment Co. Liquid
  Assets Prime Portfolio                                1,498,202     1,498,202
Dreyfus Cash Management Plus #719                         382,791       382,791
                                                                    -----------
TOTAL TEMPORARY INVESTMENTS
  (Cost $1,880,993)                                                   1,880,993
                                                                    -----------


  COUPON                                                    PAR
   RATE                                       MATURITY     (000)
----------                                    --------     ------
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED -- 5.4%
TIME DEPOSITS -- 3.7%
Chase Manhattan Bank
    1.250%                                    07/01/04     $  243       242,638
HSH Nordbank A.G.
    1.470%                                    07/01/04      1,128     1,127,854
Nordea Bank AB
    1.460%                                    07/01/04      1,128     1,127,854
                                                                    -----------
                                                                      2,498,346
                                                                    -----------


  COUPON                                                    PAR
   RATE                                       MATURITY     (000)       VALUE+
----------                                    --------     ------   -----------
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (CONTINUED)
VARIABLE RATE OBLIGATIONS -- 1.7%
Merrill Lynch & Co., Inc. Master Notes
    1.630%                                    07/01/04     $1,128   $ 1,127,854
                                                                    -----------
TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED
  (Cost $3,626,200)                                                   3,626,200
                                                                    -----------
TOTAL INVESTMENTS -- 103.4%
  (Cost $68,429,846)                                                 68,945,261
                                                                    -----------
OTHER ASSETS AND LIABILITIES -- (3.4%)
Interest receivable and other assets                                  1,218,995
Receivable for securities sold                                        1,656,833
Payable upon return of collateral on securities loaned               (3,626,200)
Payable for securities purchased                                     (1,473,101)
Dividends payable                                                       (22,724)
Investment advisory fee payable                                         (19,252)
Administration fees payable                                              (8,139)
Service plan fees payable                                                  (111)
Accrued expenses                                                         (1,965)
                                                                    -----------
                                                                     (2,275,664)
                                                                    -----------
NET ASSETS -- 100.0%
Applicable to 5,262,553 Institutional Shares,
  25,193 N Shares, and 16,711 A Shares of
  beneficial interest outstanding, $.001 par
  value (indefinite number of shares has been
  authorized for each class of shares of the
  Fund) (Note 8)                                                    $66,669,597
                                                                    ===========
NET ASSET VALUE, OFFERING, AND REDEMPTION
  PRICE PER INSTITUTIONAL SHARE ($66,142,924/5,262,553)                  $12.57
                                                                         ======
NET ASSET VALUE, OFFERING, AND REDEMPTION
  PRICE PER N SHARE ($316,631/25,193)                                    $12.57
                                                                         ======
NET ASSET VALUE AND REDEMPTION
  PRICE PER A SHARE ($210,042/16,711)                                    $12.57
                                                                         ======
MAXIMUM PUBLIC OFFERING PRICE
  PER A SHARE ($12.57/0.955) (NOTE 5)                                    $13.16
                                                                         ======

----------
The book basis and unrealized appreciation (depreciation) for all investments is as follows:

    Basis                                                           $68,429,846
                                                                    ===========
    Gross Appreciation                                              $ 1,496,237
    Gross Depreciation                                                 (980,822)
                                                                    -----------
    Net Appreciation                                                $   515,415
                                                                    ===========
+ See Note 2a to the Financial Statements.
* Security fair valued using methods determined in good faith by the Pricing Committee of the Board of Trustees.
a Total or partial security on loan. At June 30, 2004, the total market value of the portfolio's securities on loan is $3,548,132, and the total market value of the collateral held by the portfolio is $3,626,200.
144A -- Security that may be resold to "qualified institutional buyers" under Rule 144A or security offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

                       See Notes to Financial Statements.

                HARRIS INSIGHT INTERMEDIATE GOVERNMENT BOND FUND
                             STATEMENT OF NET ASSETS
                            JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
  COUPON                                                    PAR
   RATE                                       MATURITY     (000)       VALUE+
----------                                    --------     ------   -----------
AGENCY OBLIGATIONS -- 32.8%
AID-Israel
    5.500%                                    09/18/23     $1,500   $ 1,479,058
AID-Peru
    9.980%                                    08/01/08      1,530     1,729,292
Federal Home Loan Bank
    1.875%                                    06/15/06      3,000     2,940,708
Federal Home Loan Mortgage Corp.
    6.250%                                    07/15/04      1,000     1,001,867
    3.625%                                    09/15/08      2,500     2,466,850
    7.000%                                    03/15/10        495       558,327
    4.875%                                    11/15/13      2,925     2,871,955
Federal National Mortgage Association
    4.375%                                    10/15/06      3,195     3,277,744
    5.250%                                    04/15/07      1,000     1,046,876
    6.250%                                    02/01/11        750       806,321
    6.000%                                    05/15/11      1,000     1,075,193
    6.625% a                                  11/15/30      1,275     1,407,794
Housing & Urban Development
    1.740%                                    08/01/05      2,225     2,211,857
Rowan Cos., Inc.
    6.150%                                    07/01/10      2,384     2,550,880
Small Business Administration Participation
  Certificates Series 1997-10C, Class 1
    6.950%                                    05/01/07        306       306,991
                                                                    -----------
TOTAL AGENCY OBLIGATIONS
  (Cost $25,579,219)                                                 25,731,713
                                                                    -----------
ASSET-BACKED SECURITIES -- 10.8%
AESOP Funding II, L.L.C. Series 2002-1A,
 Class A1
    3.850%                                    10/20/06      1,500     1,520,766
Americredit Automobile Receivables Trust
  Series 2001-D, Class A4
    4.410%                                    11/12/08      1,000     1,016,146
California Infrastructure & Economic
  Development Bank Special Purpose Trust
  Southern California Edison Co.
  Series 1997-1, Class A7
    6.420%                                    12/26/09      1,260     1,353,498
Citibank Credit Card Issuance Trust
  Series 2000-A3, Class A3
    6.875%                                    11/16/09        210       230,346
Citibank Credit Card Issuance Trust
  Series 2001-A6, Class A6
    5.650%                                    06/16/08      1,480     1,551,060
Contimortgage Home Equity Loan Trust
  Series 1997-4, Class A7
    6.630%                                    09/15/16        697       696,320
Structured Asset Securities Corp.
  Series 2003-28XS, Class A3
    4.060%                                    09/25/33      1,624     1,615,690
Volkswagen Auto Lease Trust Series 2002-A,
  Class A4
    2.750%                                    12/20/07        490       492,136
                                                                    -----------
TOTAL ASSET-BACKED SECURITIES
  (Cost $8,467,291)                                                   8,475,962
                                                                    -----------


  COUPON                                                    PAR
   RATE                                       MATURITY     (000)       VALUE+
----------                                    --------     ------   -----------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 24.8%
Federal Home Loan Mortgage Corp.
  Series 202, Class IO
    6.500%                                    04/01/29     $  247   $    55,822
Federal National Mortgage Association
  Series 1997-20, Class IO
    1.840%                                    03/25/27      1,958       104,359
Federal National Mortgage Association
  Series 1998-T1, Class A
   36.655%                                    12/28/28         47        47,628
Federal National Mortgage Association
  Series 2000-M1, Class B
    7.408%                                    11/17/18      1,500     1,632,160
Federal National Mortgage Association
  Series 2001-T2, Class A
    5.780%                                    11/25/10      2,203     2,307,204
Federal National Mortgage Association
  Series 2002-73, Class OE
    5.000%                                    11/25/17      1,200     1,160,859
Federal National Mortgage Association
  Series 2003-W6, Class 2A2
    3.110%                                    09/25/42      1,500     1,498,126
Federal National Mortgage Association
  Grantor Trust Series 2002-T3, Class B
    5.763%                                    12/25/11      2,000     2,104,157
Federal National Mortgage Association
  Grantor Trust Series 2002-T11, Class IO
    0.939%                                    04/25/12     34,024     1,669,304
Government National Mortgage Association
  Series 2001-12, Class A
    5.491%                                    01/16/15        895       929,633
Government National Mortgage Association
  Series 2002-28, Class A
    4.776%                                    02/16/18        657       676,010
Government National Mortgage Association
  Series 2003-5, Class A
    3.202%                                    04/16/19      1,566     1,546,417
Government National Mortgage Association
  Series 2004-09, Class IO
    1.362%                                    03/16/34     26,573     1,674,237
Government National Mortgage Association
  Series 2004-45, Class A
    4.020%                                    12/16/21      1,000       995,000
LB-UBS Commercial Mortgage Trust
  Series 2003-C1, Class A4
    4.394%                                    03/17/32      1,000       943,738
LB-UBS Commercial Mortgage Trust
  Series 2003-C8, Class A3
    4.830%                                    11/15/27      2,000     1,976,745
Structured Asset Securities Corp.
  Series 1998-RF3, Class AIO IO
    6.100%                                    06/15/28      1,443       163,683
                                                                    -----------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
  (Cost $19,899,352)                                                 19,485,082
                                                                    -----------
MORTGAGE-BACKED SECURITIES -- 1.8%
Federal National Mortgage Association
  Pool #8217
   11.000%                                    12/01/15        224       247,202


                       See Notes to Financial Statements.
22

                HARRIS INSIGHT INTERMEDIATE GOVERNMENT BOND FUND
                       STATEMENT OF NET ASSETS (CONTINUED)
                            JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
  COUPON                                                    PAR
   RATE                                       MATURITY     (000)       VALUE+
----------                                    --------     ------   -----------
MORTGAGE-BACKED SECURITIES (CONTINUED)
Government National Mortgage Association
  Pool #8720
    4.625%                                    10/20/25     $   26   $    26,521
Government National Mortgage Association
  Pool #162989
    9.000%                                    05/15/16          2         1,767
Government National Mortgage Association
  Pool #227125
    9.000%                                    07/15/17         13        14,366
Government National Mortgage Association
  Pool #346458
    8.000%                                    03/15/23         34        37,243
Government National Mortgage Association
  Pool #352110
    7.000%                                    08/15/23        265       282,566
Government National Mortgage Association
  Pool #442138
    8.000%                                    11/15/26        265       291,627
Government National Mortgage Association
  Pool #780389
    9.000%                                    08/15/09        448       484,875
                                                                    -----------
TOTAL MORTGAGE-BACKED SECURITIES
  (Cost $1,299,375)                                                   1,386,167
                                                                    -----------
CORPORATE BONDS -- 1.1%
FINANCE - BANK
European Investment Bank
  (Cost $857,734)
    2.375%                                    06/15/07        860       836,710
                                                                    -----------
U.S. TREASURY OBLIGATIONS -- 24.4%
U.S. TREASURY BONDS -- 3.3%
    5.500%                                    08/15/28      2,550     2,584,167
                                                                    -----------
U.S. TREASURY NOTES -- 13.4%
    5.750%                                    11/15/05      3,230     3,378,254
    6.500% a                                  10/15/06      6,610     7,137,511
                                                                    -----------
                                                                     10,515,765
                                                                    -----------
U.S. TREASURY STRIPS -- 7.7%
    0.000%                                    11/15/09      7,500     6,021,218
                                                                    -----------
TOTAL U.S. TREASURY OBLIGATIONS
  (Cost $19,408,178)                                                 19,121,150
                                                                    -----------
COMMERCIAL PAPER -- 2.5%
Bishop's Gate Residential Mortgage Trust
  (Cost $1,999,527)
    1.420%                                    07/07/04      2,000     1,999,527
                                                                    -----------


                                                          SHARES       VALUE+
                                                        ---------   -----------
TEMPORARY INVESTMENTS -- 2.6%
Goldman Sachs Financial Square Treasury
  Obligation Portfolio                                  1,943,996   $ 1,943,996
J.P. Morgan Institutional Prime
  Money Market Portfolio                                  127,659       127,659
                                                                    -----------
TOTAL TEMPORARY INVESTMENTS
  (Cost $2,071,655)                                                   2,071,655
                                                                    -----------


  COUPON                                                    PAR
   RATE                                       MATURITY     (000)
----------                                    --------     ------
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED -- 11.1%
TIME DEPOSITS -- 7.7%
Chase Manhattan Bank
    1.250%                                    07/01/04     $  584       584,257
HSH Nordbank A.G.
    1.470%                                    07/01/04      2,716     2,715,804
Nordea Bank AB
    1.460%                                    07/01/04      2,716     2,715,804
                                                                    -----------
                                                                      6,015,865
                                                                    -----------
VARIABLE RATE OBLIGATIONS -- 3.4%
Merrill Lynch & Co., Inc. Master Notes
    1.630%                                    07/01/04      2,716     2,715,804
                                                                    -----------
TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED
  (Cost $8,731,669)                                                   8,731,669
                                                                    -----------
TOTAL INVESTMENTS -- 111.9%
  (Cost $88,314,000)                                                 87,839,635
                                                                    -----------
OTHER ASSETS AND LIABILITIES -- (11.9%)
Interest receivable and other assets                                    698,251
Receivable for capital stock sold                                           348
Payable upon return of collateral on securities loaned               (8,731,669)
Payable for capital stock redeemed                                   (1,286,119)
Dividends payable                                                       (15,414)
Investment advisory fee payable                                          (9,878)
Administration fees payable                                             (11,441)
Service plan fees payable                                                (4,674)
Accrued expenses                                                        (14,172)
                                                                    -----------
                                                                     (9,374,768)
                                                                    -----------
NET ASSETS -- 100.0%
Applicable to 3,573,897 Institutional Shares,
  923,135 N Shares, 131,196 A Shares, and
  66,813 B Shares of beneficial interest
  outstanding, $.001 par value (indefinite
  number of shares has been authorized for
  each class of shares of the Fund) (Note 8)                        $78,464,867
                                                                    ===========


                       See Notes to Financial Statements.

                HARRIS INSIGHT INTERMEDIATE GOVERNMENT BOND FUND
                       STATEMENT OF NET ASSETS (CONTINUED)
                            JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

NET ASSET VALUE, OFFERING, AND REDEMPTION
  PRICE PER INSTITUTIONAL SHARE
  ($59,728,035/3,573,897)                                                $16.71
                                                                         ======
NET ASSET VALUE, OFFERING, AND REDEMPTION
  PRICE PER N SHARE ($15,427,670/923,135)                                $16.71
                                                                         ======
NET ASSET VALUE AND REDEMPTION
  PRICE PER A SHARE ($2,192,576/131,196)                                 $16.71
                                                                         ======
MAXIMUM PUBLIC OFFERING PRICE
  PER A SHARE ($16.71/0.965) (NOTE 5)                                    $17.32
                                                                         ======
NET ASSET VALUE, OFFERING, AND REDEMPTION
  PRICE (SUBJECT TO A MAXIMUM CONTINGENT
  DEFERRED SALES CHARGE OF 5.0%)
  PER B SHARE ($1,116,586/66,813) (NOTE 5)                               $16.71
                                                                         ======

----------
The book basis and unrealized appreciation (depreciation) for all investments is as follows:

    Basis                                                           $88,314,000
                                                                    ===========
    Gross Appreciation                                              $   875,457
    Gross Depreciation                                               (1,349,822)
                                                                    -----------
    Net Depreciation                                                $  (474,365)
                                                                    ===========
+ See Note 2a to the Financial Statements.
a Total or partial security on loan. At June 30, 2004, the total market value of the portfolio's securities on loan is $8,574,857 and the total market value of the collateral held by the portfolio is $8,731,669.
IO -- Interest Only Security.


                       See Notes to Financial Statements.

                HARRIS INSIGHT INTERMEDIATE TAX-EXEMPT BOND FUND
                             STATEMENT OF NET ASSETS
                            JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
  COUPON                                                   PAR
   RATE                                      MATURITY     (000)        VALUE+
----------                                   --------    -------   ------------
MUNICIPAL BONDS -- 100.6%
ALABAMA -- 1.7%
Alabama Drinking Water Finance Authority
  Revenue Bonds (Revolving Fund Loan)
  Series A
    5.000%                                   08/15/14     $3,145   $  3,326,152
Marshall County, Alabama, Health Care
  Authority Revenue Bonds Series A
    6.250%                                   01/01/22        770        800,276
                                                                   ------------
                                                                      4,126,428
                                                                   ------------
ARIZONA -- 8.9%
Glendale, Arizona, Water & Sewer Revenue
  Bonds
    5.500%                                   07/01/08      2,700      2,958,201
    5.500%                                   07/01/09      5,000      5,526,100
Phoenix, Arizona, Civic Improvement Corp.
  Wastewater Systems Revenue Bonds
    6.250%                                   07/01/16      4,945      5,751,678
Phoenix, Arizona, Civic Plaza Building
  Corporate Excise Tax Revenue Bonds
    6.000%                                   07/01/12      1,000      1,049,780
Surprise, Arizona, Municipal Property
  Corporate Excise Tax Revenue Bonds
    5.375%                                   07/01/14      1,000      1,110,970
University of Arizona Certificates of
  Participation Series A
    4.125%                                   06/01/07        750        782,835
    5.250%                                   06/01/10      3,505      3,851,014
                                                                   ------------
                                                                     21,030,578
                                                                   ------------
CALIFORNIA -- 11.8%
California State Department of Water
  Resources Power Supply Revenue Bonds
  Series A
    5.000%                                   05/01/08      2,500      2,695,925
    5.500%                                   05/01/08      2,500      2,712,550
    5.750%                                   05/01/17      5,000      5,456,950
California State Economic Recovery General
  Obligation Bonds Series A
    5.000%                                   07/01/16      5,000      5,201,900
Lodi, California, Wastewater System
  Revenue Certificates of Participation
  Series A
    5.000%                                   10/01/12      1,045      1,135,225
    5.500%                                   10/01/18      1,535      1,666,258
Los Angeles County, California, Unified
  School District General Obligation Bonds
    5.500%                                   07/01/12      5,000      5,610,000
Sacramento County, California, Sanitation
  District Financing Authority Revenue
  Bonds Series A
    6.000%                                   12/01/20      3,450      3,667,454
                                                                   ------------
                                                                     28,146,262
                                                                   ------------


  COUPON                                                   PAR
   RATE                                      MATURITY     (000)        VALUE+
----------                                   --------    -------   ------------
MUNICIPAL BONDS (CONTINUED)
CONNECTICUT -- 1.2%
New Haven, Connecticut, General Obligation
  Bonds Series B
    5.500%                                   11/01/12     $2,550   $  2,850,900
                                                                   ------------
DELAWARE -- 0.5%
Delaware River & Bay Authority Revenue
  Bonds Series A
    5.700%                                   01/01/19      1,000      1,085,380
                                                                   ------------
FLORIDA -- 0.9%
Jacksonville, Florida, Electric Authority
  Electric Systems Revenue Bonds
  Series 3A
    5.800%                                   10/01/18      1,080      1,126,159
Miami-Dade County, Florida, Educational
  Facilities Authority Revenue Bonds
  Series A
    5.750%                                   04/01/14      1,000      1,108,190
                                                                   ------------
                                                                      2,234,349
                                                                   ------------
GEORGIA -- 3.0%
Atlanta, Georgia, Airport Revenue Bonds
  Series A
    5.875%                                   01/01/17      1,000      1,102,700
College Park, Georgia, Business &
  Industrial Development Authority
  Revenue Bonds (Civic Center Project)
    5.500%                                   09/01/09      1,855      2,056,119
Fayette County, Georgia, Public Facilities
  Authority Criminal Justice Center
  Revenue Bonds
    6.000%                                   06/01/16      1,500      1,721,835
    6.250%                                   06/01/17      1,000      1,161,170
Forsyth County, Georgia, Water & Sewer
  Authority Revenue Bonds
    6.250%                                   04/01/18      1,000      1,157,270
                                                                   ------------
                                                                      7,199,094
                                                                   ------------
ILLINOIS -- 8.6%
Chicago, Illinois, General Obligation Bonds
  (Neighborhoods Alive 21)
    6.125%                                   01/01/22      2,265      2,526,585
Cook County, Illinois, Glencoe School
  District No. 035 General Obligation
  Bonds
    5.750%                                   12/01/16      1,210      1,337,872
Illinois Development Finance Authority
  Revenue Bonds (DePaul University)
  Series C
    5.625%                                   10/01/20      1,000      1,047,060
Illinois Educational Facilities Authority
  Revenue Bonds (University of Chicago)
  Series A
    5.250%                                   07/01/22      3,000      3,102,000


                       See Notes to Financial Statements.

                HARRIS INSIGHT INTERMEDIATE TAX-EXEMPT BOND FUND
                       STATEMENT OF NET ASSETS (CONTINUED)
                            JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
  COUPON                                                   PAR
   RATE                                      MATURITY     (000)        VALUE+
----------                                   --------    -------   ------------
MUNICIPAL BONDS (CONTINUED)
ILLINOIS (CONTINUED)
Illinois Health Facilities Authority Revenue
  Bonds (Advocate Health Care Network)
    6.250%                                   11/15/14     $2,500   $  2,720,700
    6.375%                                   11/15/15      1,580      1,719,372
Illinois Health Facilities Authority Revenue
  Bonds (Condell Medical Center)
    6.000%                                   05/15/10      1,500      1,585,380
Illinois Health Facilities Authority Revenue
  Bonds (Elmhurst Memorial Healthcare)
    6.250%                                   01/01/17      5,000      5,449,550
Illinois State Sales Tax Revenue Bonds
  Series V
    6.375%                                   06/15/20      1,000      1,064,630
                                                                   ------------
                                                                     20,553,149
                                                                   ------------
INDIANA -- 2.6%
Anderson, Indiana, Economic Development
  Revenue Bonds (Anderson University
  Project)
    5.000%                                   10/01/07      1,010      1,044,370
    5.000%                                   10/01/08      1,015      1,047,988
Indiana Housing Finance Authority Revenue
  Bonds Series B-2
    5.400%                                   01/01/17        560        561,467
Indiana University Revenue Bonds (Student
  Fee) Series M
    6.000%                                   08/01/14      3,170      3,564,855
                                                                   ------------
                                                                      6,218,680
                                                                   ------------
KANSAS -- 0.9%
Kansas State Development Finance Authority
  Public Water Supply Revenue Bonds
    5.200%                                   04/01/12      1,000      1,077,020
Olathe, Kansas, Health Facilities Revenue
  Bonds (Olathe Medical Center Project)
  Series A
    5.375%                                   09/01/08      1,000      1,089,190
                                                                   ------------
                                                                      2,166,210
                                                                   ------------
KENTUCKY -- 0.3%
Hartford County, Kentucky, School District
  Financial Corp. School Building Revenue
  Bonds
    5.700%                                   06/01/20        550        592,532
                                                                   ------------
MASSACHUSETTS -- 7.6%
Lowell, Massachusetts, General Obligation
  Bonds
    6.000%                                   02/15/14      1,160      1,305,290
    6.000%                                   02/15/15      1,070      1,201,696
Massachusetts Health & Educational
  Facilities Authority Revenue Bonds
  Series C
    6.000%                                   07/01/16      1,000      1,088,240
Massachusetts Health & Educational
  Facilities Authority Revenue Bonds
  Series D
    5.750%                                   07/01/24      1,500      1,530,000


  COUPON                                                   PAR
   RATE                                      MATURITY     (000)        VALUE+
----------                                   --------    -------   ------------
MUNICIPAL BONDS (CONTINUED)
MASSACHUSETTS (CONTINUED)
Massachusetts State General Obligation
  Bonds Series B
    6.000%                                   06/01/15     $2,000   $  2,273,620
    6.000%                                   06/01/16      5,000      5,684,050
Massachusetts State General Obligation
  Bonds Series C
    5.375%                                   12/01/15        425        468,979
Springfield, Massachusetts, General
  Obligation Bonds (Municipal Purposes
  Loan)
    6.000%                                   10/01/14      1,000      1,128,990
    6.000%                                   10/01/15      2,000      2,254,900
Sterling, Massachusetts, General Obligation
  Bonds
    6.000%                                   02/15/18      1,000      1,127,960
                                                                   ------------
                                                                     18,063,725
                                                                   ------------
MICHIGAN -- 4.6%
Chippewa County, Michigan, Hospital
  Finance Revenue Bonds (Chippewa
  County War Memorial Hospital) Series A
    5.000%                                   11/01/04        380        382,873
Chippewa County, Michigan, Hospital
  Finance Revenue Bonds (Chippewa
  County War Memorial Hospital) Series B
    5.000%                                   11/01/04        480        482,995
Michigan State Hospital Finance Authority
  Revenue Bonds (Ascension Health Credit)
   Series A
    5.300%                                   11/15/33      2,500      2,656,300
Michigan State Hospital Finance Authority
  Revenue Bonds (Chelsea Community
  Hospital)
    5.000%                                   05/15/12      2,380      2,358,532
Rochester, Michigan, Community School
  District General Obligation Bonds Series I
    5.500%                                   05/01/07      1,240      1,334,996
Saline, Michigan, Area Schools General
  Obligation Bonds Series A
    5.750%                                   05/01/16      2,000      2,255,160
Walled Lake, Michigan, Consolidated School
  District General Obligation Bonds
    5.750%                                   05/01/14      1,290      1,419,439
                                                                   ------------
                                                                     10,890,295
                                                                   ------------
MINNESOTA -- 1.0%
St. Cloud, Minnesota, Health Care Revenue
  Bonds (St. Cloud Hospital Obligation
  Group A)
    5.250%                                   05/01/05      1,080      1,112,573
    5.500%                                   05/01/15      1,080      1,168,949
                                                                   ------------
                                                                      2,281,522
                                                                   ------------
MISSISSIPPI -- 0.4%
Mississippi State General Obligation Bonds
    5.000%                                   06/01/05      1,000      1,030,800
                                                                   ------------


                       See Notes to Financial Statements.
26

                HARRIS INSIGHT INTERMEDIATE TAX-EXEMPT BOND FUND
                       STATEMENT OF NET ASSETS (CONTINUED)
                            JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
  COUPON                                                   PAR
   RATE                                      MATURITY     (000)        VALUE+
----------                                   --------    -------   ------------
MUNICIPAL BONDS (CONTINUED)
MISSOURI -- 2.9%
Missouri State Health & Educational
  Facilities Authority Revenue Bonds (St.
  Anthony's Medical Center)
    6.000%                                   12/01/06     $1,445   $  1,548,202
    6.250%                                   12/01/08        750        822,225
    6.250%                                   12/01/09      1,725      1,906,539
St. Louis County, Missouri, Pattonville R-3
  School District General Obligation
    Bonds
    5.500%                                   03/01/12      1,240      1,365,587
    5.750%                                   03/01/17        450        497,390
    5.750%                                   03/01/18        655        723,624
                                                                   ------------
                                                                      6,863,567
                                                                   ------------
NEW HAMPSHIRE -- 1.7%
Nashua, New Hampshire, Capital
  Improvements General Obligation Bonds
  Series A
    5.500%                                   07/15/16      1,155      1,272,082
    5.500%                                   07/15/18      1,500      1,632,735
New Hampshire State Health & Educational
  Facilities Revenue Bonds (Concord
  Hospital)
    5.500%                                   10/01/21      1,000      1,055,660
                                                                   ------------
                                                                      3,960,477
                                                                   ------------
NEW JERSEY -- 3.8%
Essex County, New Jersey, Improvement
  Authority Lease Revenue General
  Obligation Bonds (County Correctional
  Facilities Project)
    5.750%                                   10/01/13      2,000      2,229,880
New Jersey State Transportation Trust Fund
  Revenue Bonds (Transit Systems) Series A
    5.125%                                   06/15/08      2,000      2,166,920
New Jersey State Transportation Trust Fund
  Revenue Bonds (Transit Systems) Series B
    6.000%                                   12/15/18      4,000      4,618,920
                                                                   ------------
                                                                      9,015,720
                                                                   ------------
NEW YORK -- 9.0%
Longwood Central School District Suffolk
  County, New York, General Obligation
  Bonds
    5.625%                                   06/15/08      1,080      1,190,128
    5.625%                                   06/15/09      1,580      1,754,574
    5.700%                                   06/15/14      1,670      1,901,128
    5.700%                                   06/15/15      1,895      2,157,268
New York Metropolitan Transportation
  Authority Dedicated Tax Fund Revenue
  Bonds Series A
    6.125%                                   04/01/16#     3,000      3,444,480
    6.125%                                   04/01/17#     2,000      2,296,320
New York State Environmental Facilities Corp.
  State Clean Water & Drinking Revolving
  Funds Revenue Bonds Series B
    5.875%                                   01/15/17#       600        682,362
    5.875%                                   01/15/17        400        444,440


  COUPON                                                   PAR
   RATE                                      MATURITY     (000)        VALUE+
----------                                   --------    -------   ------------
MUNICIPAL BONDS (CONTINUED)
NEW YORK (CONTINUED)
New York State Thruway Authority Highway
  & Bridge Trust Fund Revenue Bonds
  Series A
    6.000%                                   04/01/14     $1,000   $  1,149,980
    6.000%                                   04/01/15      1,000      1,128,690
    6.000%                                   04/01/16      1,000      1,149,980
Suffolk County, New York, General Obligation
  Bonds Series B
    5.250%                                   05/01/14      3,785      4,159,412
                                                                   ------------
                                                                     21,458,762
                                                                   ------------
NORTH CAROLINA -- 0.5%
Charlotte, North Carolina, Storm Water Fee
  Revenue Bonds
    5.650%                                   06/01/14      1,000      1,129,300
                                                                   ------------
OHIO -- 12.6%
Cuyahoga County, Ohio, General Obligation
  Bonds
    5.750%                                   12/01/15      4,000      4,468,360
Cuyahoga County, Ohio, Hospital Revenue
  Improvement Bonds (Metrohealth System
  Project) Series A
    5.500%                                   02/15/12      1,000      1,106,500
    6.150%                                   02/15/29      5,000      5,146,700
Franklin County, Ohio, Development Revenue
  Bonds (American Chemical Society
  Project)
    5.500%                                   10/01/12      4,600      4,960,134
Franklin County, Ohio, Revenue Bonds
  (Online Computer Library Center)
    5.000%                                   04/15/11      1,000      1,050,900
Hamilton County, Ohio, Sales Tax Revenue
  Bonds Subseries B
    5.750%                                   12/01/17      4,000      4,427,480
Ohio State Higher Educational Facility
  Revenue Bonds (John Carroll University
  Project)
    4.750%                                   11/15/11        500        529,230
Ohio State University General Receipts
  Revenue Bonds Series A
    6.000%                                   12/01/17      1,000      1,127,720
Plain, Ohio, Local School District General
  Obligation Bonds
    6.000%                                   12/01/20#     4,070      4,686,320
    6.000%                                   12/01/20        930      1,040,000
University of Akron General Receipts
  Revenue Bonds
    5.750%                                   01/01/12      1,295      1,462,444
                                                                   ------------
                                                                     30,005,788
                                                                   ------------
PENNSYLVANIA -- 3.7%
Delaware River Port Authority of
  Pennsylvania & New Jersey Revenue
  Bonds
    5.750%                                   01/01/15      1,000      1,103,030
    6.000%                                   01/01/17      5,500      6,157,635


                       See Notes to Financial Statements.

                HARRIS INSIGHT INTERMEDIATE TAX-EXEMPT BOND FUND
                       STATEMENT OF NET ASSETS (CONTINUED)
                            JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
  COUPON                                                   PAR
   RATE                                      MATURITY     (000)        VALUE+
----------                                   --------    -------   ------------
MUNICIPAL BONDS (CONTINUED)
PENNSYLVANIA (CONTINUED)
Pottsville, Pennsylvania, Hospital Authority
  Revenue Bonds (Ascension Health Credit)
  Series A
    5.200%                                   11/15/09     $1,335   $  1,453,802
                                                                   ------------
                                                                      8,714,467
                                                                   ------------
PUERTO RICO -- 1.7%
Puerto Rico Housing Finance Authority
  Revenue Bonds (Capital Fund Program)
    5.000%                                   12/01/16      1,000      1,042,780
Puerto Rico Municipal Finance Agency
  General Obligation Bonds Series A
    6.000%                                   08/01/16      1,000      1,127,540
Puerto Rico Public Buildings Authority
  Government Facilities Revenue Bonds
  Series D
    5.375%                                   07/01/12#       825        919,190
Puerto Rico Public Buildings Authority
  Government Facilities Revenue Bonds
  Series K
    4.000%                                   07/01/26      1,000      1,036,470
                                                                   ------------
                                                                      4,125,980
                                                                   ------------
TEXAS -- 4.9%
San Antonio, Texas, Hotel Occupancy Tax
  Revenue Bonds Series B
    5.000%                                   08/15/08      3,000      3,219,390
Texas Municipal Power Agency Revenue
  Bonds
    5.000%                                   09/01/07      1,100      1,174,217
    4.000%                                   09/01/09      2,430      2,482,658
    4.250%                                   09/01/10      3,485      3,559,126
Texas Technical University Financing
  Systems Revenue Bonds Series 7
    5.500%                                   08/15/15      1,000      1,093,400
                                                                   ------------
                                                                     11,528,791
                                                                   ------------
VIRGINIA -- 1.0%
Norfolk, Virginia, Water System Revenue
  Bonds
    5.875%                                   11/01/15      2,300      2,456,768
                                                                   ------------
WASHINGTON -- 1.3%
Snohomish County, Washington, School
  District No. 201 General Obligation Bonds
    5.625%                                   12/01/07      2,000      2,176,000
Washington State General Obligation Bonds
  Series A
    6.000%                                   09/01/15      1,000      1,007,360
                                                                   ------------
                                                                      3,183,360
                                                                   ------------


  COUPON                                                   PAR
   RATE                                      MATURITY     (000)        VALUE+
----------                                   --------    -------   ------------
MUNICIPAL BONDS (CONTINUED)
WYOMING -- 3.5%
Platte County, Wyoming, Pollution Control
  Revenue Bonds (Tri-State Generation &
  Transmission Association) Series A VR
    1.140%                                   07/01/04     $4,200   $  4,200,000
Platte County, Wyoming, Pollution Control
  Revenue Bonds (Tri-State Generation &
  Transmission Association) Series B VR
    1.140%                                   07/01/04      4,000      4,000,000
                                                                   ------------
                                                                      8,200,000
                                                                   ------------
TOTAL MUNICIPAL BONDS
  (Cost $223,712,786)                                               239,112,884
                                                                   ------------


                                                          SHARES
                                                         -------
TEMPORARY INVESTMENTS -- 0.7%
AIM Tax-Free Investment Co.
  Cash Reserve Portfolio                                 363,491        363,491
Goldman Sachs Financial Square
  Tax-Exempt Money Market Portfolio                    1,380,787      1,380,787
                                                                   ------------
TOTAL TEMPORARY INVESTMENTS
  (Cost $1,744,278)                                                   1,744,278
                                                                   ------------
TOTAL INVESTMENTS -- 101.3%
  (Cost $225,457,064)                                               240,857,162
                                                                   ------------
OTHER ASSETS AND LIABILITIES -- (1.3%)
Interest receivable and other assets                                  2,886,575
Receivable for capital stock sold                                         5,603
Payable for securities purchased                                     (5,176,493)
Payable for capital stock redeemed                                      (94,877)
Dividends payable                                                      (731,919)
Investment advisory fee payable                                         (38,905)
Administration fees payable                                             (33,609)
Service plan fees payable                                                (2,594)
Accrued expenses                                                        (15,494)
                                                                   ------------
                                                                     (3,201,713)
                                                                   ------------
NET ASSETS -- 100.0%
Applicable to 20,274,683 Institutional Shares,
  704,823 N Shares, 145,515 A Shares, and
  65,569 B Shares of beneficial interest
  outstanding, $.001 par value (indefinite
  number of shares has been authorized
  for each class of shares of the Fund)
  (Note 8)                                                         $237,655,449
                                                                   ============


                       See Notes to Financial Statements.

                HARRIS INSIGHT INTERMEDIATE TAX-EXEMPT BOND FUND
                       STATEMENT OF NET ASSETS (CONTINUED)
                            JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

NET ASSET VALUE, OFFERING, AND REDEMPTION
  PRICE PER INSTITUTIONAL SHARE
  ($227,382,746/20,274,683)                                              $11.22
                                                                         ======
NET ASSET VALUE, OFFERING, AND REDEMPTION
  PRICE PER N SHARE ($7,905,280/704,823)                                 $11.22
                                                                         ======
NET ASSET VALUE AND REDEMPTION
  PRICE PER A SHARE ($1,632,024/145,515)                                 $11.22
                                                                         ======
MAXIMUM PUBLIC OFFERING PRICE
  PER A SHARE ($11.22/0.965) (NOTE 5)                                    $11.63
                                                                         ======
NET ASSET VALUE, OFFERING, AND REDEMPTION
  PRICE (SUBJECT TO A MAXIMUM CONTINGENT
  DEFERRED SALES CHARGE OF 5.0%) PER B SHARE
  ($735,399/65,569) (NOTE 5)                                             $11.22
                                                                         ======

----------
The book basis and unrealized appreciation (depreciation) for all investments is as follows:

    Basis                                                          $225,457,064
                                                                   ============
    Gross Appreciation                                             $ 15,473,046
    Gross Depreciation                                                  (72,948)
                                                                   ------------
    Net Appreciation                                               $ 15,400,098
                                                                   ============
+ See Note 2a to the Financial Statements.
# These securities are subject to a demand feature which reduces the remaining maturity.
VR -- Variable rate demand note; interest rate in effect on 6/30/04. Maturity date is the later of the next interest rate change or exercise of the demand feature.

                       See Notes to Financial Statements.

                   HARRIS INSIGHT SHORT/INTERMEDIATE BOND FUND
                             STATEMENT OF NET ASSETS
                            JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
  COUPON                                                   PAR
   RATE                                      MATURITY     (000)        VALUE+
----------                                   --------    -------   ------------
AGENCY OBLIGATIONS -- 2.5%
Federal National Mortgage Association
    6.000% a                                 05/15/08    $   195   $    210,214
    6.250%                                   02/01/11      2,600      2,795,244
    5.500%                                   03/15/11      3,900      4,084,883
                                                                   ------------
TOTAL AGENCY OBLIGATIONS
  (Cost $6,873,080)                                                   7,090,341
                                                                   ------------
ASSET-BACKED SECURITIES -- 21.1%
Americredit Automobile Receivables Trust
  Series 2001-D, Class A4
    4.410%                                   11/12/08      2,000      2,032,291
Ameriquest Mortgage Securities, Inc.
  Series 2003-5, Class A3
    3.027%                                   07/25/33      3,365      3,362,376
Bank One Issuance Trust Series 2003-C1,
  Class C1
    4.540%                                   09/15/10      2,000      2,017,471
Capital One Multi-Asset Execution Trust
  Series 2004-C1, Class C1
    3.400%                                   11/16/09      2,700      2,660,344
Citibank Credit Card Issuance Trust
  Series 2000-A3, Class A3
    6.875%                                   11/16/09      3,080      3,378,406
Citibank Credit Card Issuance Trust
  Series 2001-A6, Class A6
    5.650%                                   06/16/08      1,350      1,414,819
Citibank Credit Card Issuance Trust
  Series 2001-C3, Class C3
    6.650%                                   05/15/08      1,770      1,870,360
Citibank Credit Card Issuance Trust
  Series 2004-A1, Class A1
    2.550%                                   01/20/09      3,000      2,938,289
Citibank Omni-S Master Trust
  Series 1999-1, Class A
    5.650%                                   03/17/09      2,426      2,459,203
Credit Card Receivable Trust
  Series 1998-IA, Class A
    6.478%                                   12/22/04        644        659,007
First National Master Note Trust
  Series 2003-2, Class B
    3.080%                                   04/15/09      3,000      2,960,625
MBNA Master Credit Card Trust
  Series 1999-M 144A, Class C
    7.450%                                   04/16/07      1,400      1,427,339
Morgan Stanley ABS Capital I
  Series 2003-HE1, Class A3
    1.410%                                   05/25/33        799        799,106
Onyx Acceptance Auto Trust
  Series 2002-C, Class A4
    4.070%                                   04/15/09      5,000      5,076,570
Permanent Financing P.L.C. Series 1,
  Class 2A
    4.200%                                   06/10/07      3,500      3,552,956
Residential Funding Mortgage Securities
  Series 2001-HS2, Class A5
    6.920%                                   04/25/31      3,160      3,165,925
Structured Asset Investment Loan Trust
  Series 2003-BC4, Class 2A2
    1.910%                                   05/25/33      2,620      2,620,000


  COUPON                                                   PAR
   RATE                                      MATURITY     (000)        VALUE+
----------                                   --------    -------   ------------
ASSET-BACKED SECURITIES (CONTINUED)
Structured Asset Investment Loan Trust
  Series 2004-5A 144A, Class A
    4.500%                                   06/27/34    $ 1,691   $  1,688,239
Structured Asset Securities Corp.
  Series 2003-28XS, Class A3
    4.060%                                   09/25/33      4,622      4,598,348
Structured Asset Securities Corp.
  Series 2004-5H, Class A2
    4.430%                                   12/25/33      3,750      3,762,365
Vanderbilt Mortgage Finance
  Series 2001-A, Class M1
    7.740%                                   04/07/31      1,000      1,049,309
Volkswagen Auto Lease Trust
  Series 2002-A, Class A4
    2.750%                                   12/20/07      1,895      1,903,259
Volkswagen Auto Loan Enhanced Trust
  Series 2003-2, Class A4
    2.940%                                   03/22/10      1,690      1,663,701
William Street Funding Corp.
  Series 2003-1 144A, Class A
    1.469%                                   04/23/06      2,600      2,602,550
                                                                   ------------
TOTAL ASSET-BACKED SECURITIES
  (Cost $60,139,391)                                                 59,662,858
                                                                   ------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 17.5%
Citicorp Mortgage Securities, Inc.
  Series 1993-13, Class A4
    3.082%                                   11/25/08        673        680,179
Citicorp Mortgage Securities, Inc.
  Series 1993-13, Class A5
   15.465%                                   11/25/08        226        255,119
Citicorp Mortgage Securities, Inc.
  Series 1993-13, Class A6
    8.500%                                   11/25/08        136        145,165
DLJ Commercial Mortgage Corp.
  Series 1998-CF2, Class A1A
    5.880%                                   11/12/31      1,118      1,163,339
DLJ Mortgage Acceptance Corp.
  Series 1996-M 144A, Class 1
    0.592%                                   11/28/11        827        813,553
DLJ Mortgage Acceptance Corp.
  Series 1997-CF2 144A, Class CP IO
    1.363%                                   11/15/04     51,000        220,983
Federal Home Loan Mortgage Corp.
  Series 1385, Class J
    7.000%                                   10/15/07      2,135      2,254,952
Federal Home Loan Mortgage Corp.
  Series 2100, Class GA
    6.000%                                   04/15/12         20         20,008
Federal Home Loan Mortgage Corp.
  Series 2513, Class JE
    5.000%                                   10/15/17      5,105      4,942,219
Federal Home Loan Mortgage Corp.
  Series 2760, Class GC
    3.500%                                   02/15/11      2,500      2,510,172
Federal Home Loan Mortgage Corp.
  Series 2770, Class QG
    4.500%                                   03/15/19      3,741      3,509,336


                       See Notes to Financial Statements.
30

                   HARRIS INSIGHT SHORT/INTERMEDIATE BOND FUND
                       STATEMENT OF NET ASSETS (CONTINUED)
                            JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
  COUPON                                                   PAR
   RATE                                      MATURITY     (000)        VALUE+
----------                                   --------    -------   ------------
COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
Federal National Mortgage Association
  Series 1993-197, Class SB
    13.107%                                  10/25/08    $   655   $    707,895
Federal National Mortgage Association
  Series 1997-20, Class IO
    1.840%                                   03/25/27      5,739        305,928
Federal National Mortgage Association
  Series 1997-70, Class PE PO
    9.000%                                   04/25/22        801        686,730
Federal National Mortgage Association
  Series 1998-T1, Class A
   36.655%                                   12/28/28         58         58,801
Federal National Mortgage Association
  Series 2001-69, Class PE
    6.000%                                   11/25/15      3,000      3,121,486
Federal National Mortgage Association
  Series 2002-73, Class OE
    5.000%                                   11/25/17      1,000        967,382
Federal National Mortgage Association
  Series 2003-35, Class BC
    5.000%                                   05/25/18      1,500      1,478,006
Federal National Mortgage Association
  Grantor Trust Series 2004-T1, Class 1A1
    6.000%                                   01/25/44      4,711      4,831,304
LB-UBS Commercial Mortgage Trust
  Series 2000-C4, Class A1
    7.180%                                   09/15/19      1,673      1,810,384
LB-UBS Commercial Mortgage Trust
  Series 2001-C2, Class A1
    6.270%                                   06/15/20      1,788      1,892,151
LB-UBS Commercial Mortgage Trust
  Series 2003-C1, Class A4
    4.394%                                   03/17/32        780        736,116
Master Asset Securitization Trust
  Series 2003-11, Class 3A1
    4.500%                                   12/25/18      4,557      4,506,401
Morgan Stanley Capital I Series 1998-WF2,
  Class A2
    6.540%                                   07/15/30      2,775      2,994,241
Residential Accredit Loans, Inc.
  Series 2001-QS10, Class NB4
    6.750%                                   08/25/31        622        626,969
Structured Adjustable Rate Mortgage
  Loan Trust Series 2004-4, Class 1A1
    4.818%                                   04/25/34      4,171      4,226,302
Structured Asset Securities Corp.
  Series 1998-RF3, Class AIO IO
    6.100%                                   06/15/28      3,632        411,983
Structured Asset Securities Corp.
  Series 2003-34A, Class 6A
    5.135%                                   11/25/33      3,608      3,616,907
                                                                   ------------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
  (Cost $50,563,465)                                                 49,494,011
                                                                   ------------


  COUPON                                                   PAR
   RATE                                      MATURITY     (000)        VALUE+
----------                                   --------    -------   ------------
MORTGAGE-BACKED SECURITIES -- 1.1%
Federal National Mortgage Association
  Pool #124783
    10.500%                                  12/01/16    $     7   $      7,369
Federal National Mortgage Association
  Pool #305189
    9.000%                                   01/01/25         13         14,106
Federal National Mortgage Association
  Pool #306674
    9.000%                                   03/01/25          7          8,365
Federal National Mortgage Association
  Pool #317306
    9.000%                                   07/01/25         42         47,583
Federal National Mortgage Association
  Pool #338001
    9.000%                                   10/01/25          2          1,899
Federal National Mortgage Association
  Pool #585727
    6.000%                                   05/01/16      1,159      1,210,042
Federal National Mortgage Association
  Pool #695910
    5.000%                                   05/01/18        919        923,910
Government National Mortgage
  Association Pool #326150
    7.000%                                   09/15/23         36         38,717
Government National Mortgage
  Association Pool #333668
    7.000%                                   07/15/23         80         85,556
Government National Mortgage
  Association Pool #345039
    7.000%                                   09/15/23        128        136,194
Government National Mortgage
  Association Pool #345536
    7.000%                                   01/15/24         63         66,990
Government National Mortgage
  Association Pool #351638
    7.000%                                   06/15/23        127        135,647
Government National Mortgage
  Association Pool #377553
    7.000%                                   07/15/25         83         88,363
Government National Mortgage
  Association Pool #383330
    7.000%                                   07/15/25         16         17,244
Government National Mortgage
  Association Pool #397755
    7.000%                                   05/15/24        124        132,875
Government National Mortgage
  Association Pool #407660
    7.000%                                   07/15/25         66         70,732
Government National Mortgage
  Association Pool #780023
    7.000%                                   09/15/24        101        108,147
Government National Mortgage
  Association Pool #780389
    9.000%                                   08/15/09         24         26,264
                                                                   ------------
TOTAL MORTGAGE-BACKED SECURITIES
  (Cost $3,015,682)                                                   3,120,003
                                                                   ------------


                       See Notes to Financial Statements.

                   HARRIS INSIGHT SHORT/INTERMEDIATE BOND FUND
                       STATEMENT OF NET ASSETS (CONTINUED)
                            JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
  COUPON                                                   PAR
   RATE                                      MATURITY     (000)        VALUE+
----------                                   --------    -------   ------------
CORPORATE BONDS -- 49.5%
ELECTRIC -- 2.9%
Consolidated Edison, Inc.
    3.625%                                   08/01/08    $ 1,285   $  1,260,232
Constellation Energy Group, Inc.
    6.125%                                   09/01/09      1,000      1,060,527
FPL Group Capital, Inc.
    3.250%                                   04/11/06      1,700      1,705,946
Pacific Gas & Electric Co.
    4.200%                                   03/01/11      1,200      1,144,272
Southern Co. Capital Funding Corp.
    5.300%                                   02/01/07      3,000      3,163,920
                                                                   ------------
                                                                      8,334,897
                                                                   ------------
FINANCE - BANK -- 6.5%
Bank of America Corp.
    5.250%                                   02/01/07      2,000      2,087,822
    4.375%                                   12/01/10      1,000        976,001
Bank One Corp.
    7.875%                                   08/01/10      1,400      1,621,309
Capital One Bank
    4.250%                                   12/01/08      1,000        981,602
European Investment Bank
    2.375%                                   06/15/07      3,175      3,089,018
Manufacturers & Traders Trust Co.
    8.000%                                   10/01/10      2,080      2,445,652
Sovereign Bank
    4.375%                                   08/01/13      1,300      1,285,076
Union Planters Corp.
    7.750%                                   03/01/11      1,750      2,022,744
Washington Mutual, Inc.
    4.000%                                   01/15/09        480        471,007
    4.625%                                   04/01/14      1,920      1,754,446
Wells Fargo & Co.
    6.375%                                   08/01/11      1,525      1,653,901
                                                                   ------------
                                                                     18,388,578
                                                                   ------------
FINANCE - NON-BANK -- 15.0%
Allstate Life Global Funding Trust
    4.500%                                   05/29/09      1,500      1,510,752
American Express Credit Corp.
    3.000%                                   05/16/08      1,615      1,556,096
CIT Group, Inc.
    3.375%                                   04/01/09      1,620      1,540,079
    5.000%                                   02/13/14        710        672,472
Countrywide Home Loan, Inc.
    5.500%                                   02/01/07      1,700      1,776,854
    4.250%                                   12/19/07      1,760      1,778,908
EOP Operating L.P.
    8.375%                                   03/15/06        260        281,484
Ford Motor Credit Corp.
    7.250% a                                 10/25/11      2,320      2,426,182
    7.000%                                   10/01/13        540        546,031
General Electric Capital Corp.
    5.000%                                   06/15/07        360        374,073
General Motors Acceptance Corp.
    5.625%                                   05/15/09      1,000        999,044
    6.875%                                   09/15/11      2,000      2,053,484
Genworth Financial, Inc.
    4.750%                                   06/15/09      1,000      1,010,297


  COUPON                                                   PAR
   RATE                                      MATURITY     (000)        VALUE+
----------                                   --------    -------   ------------
CORPORATE BONDS (CONTINUED)
FINANCE - NON-BANK (CONTINUED)
Goldman Sachs Group, Inc.
    7.625%                                   08/17/05    $ 2,200   $  2,312,787
Household Finance Corp.
    6.400%                                   06/17/08      2,005      2,158,721
    4.750%                                   07/15/13        465        439,284
International Lease Finance Corp.
    4.000%                                   01/17/06      3,206      3,265,382
John Hancock Financial Services Corp.
    5.625%                                   12/01/08      2,320      2,441,519
Lehman Brothers Holdings, Inc.
    6.250%                                   05/15/06        810        855,032
    4.000%                                   01/22/08      1,745      1,742,918
Merrill Lynch & Co., Inc.
    3.700%                                   04/21/08        400        394,116
Morgan Stanley Dean Witter & Co.
    3.875%                                   01/15/09      3,000      2,923,821
National Rural Utilities Cooperative
  Finance Corp.
    4.375%                                   10/01/10      1,835      1,804,624
Prudential Financial, Inc.
    4.500%                                   07/15/13        750        697,343
Simon Property Group L.P.
    5.375%                                   08/28/08      1,340      1,388,988
SLM Corp.
    4.000%                                   01/15/09      3,000      2,949,606
Textron Financial Corp.
    5.875%                                   06/01/07      2,400      2,550,226
                                                                   ------------
                                                                     42,450,123
                                                                   ------------
INDUSTRIAL -- 15.6%
AOL Time Warner, Inc. a
    6.875%                                   05/01/12      1,955      2,115,775
Boeing Capital Corp.
    6.500%                                   02/15/12      1,270      1,370,659
Centex Corp.
    4.750%                                   01/15/08      1,500      1,529,818
Comcast Cable Communications, Inc.
    7.125%                                   06/15/13        625        684,306
Comcast Corp. a
    5.300%                                   01/15/14        690        665,400
ConAgra Foods, Inc.
    6.000%                                   09/15/06        550        579,005
    6.750%                                   09/15/11      1,350      1,481,314
Cox Communications, Inc.
    3.875%                                   10/01/08      1,500      1,463,844
DaimlerChrysler North American Holding
    Corp.
    7.375%                                   09/15/06      1,200      1,289,041
Federated Department Stores, Inc.
    8.500%                                   06/01/10      1,830      2,166,815
Gannett Co., Inc.
    5.500%                                   04/01/07      1,250      1,316,102
General Electric Co.
    5.000%                                   02/01/13        265        261,255
Goodrich Corp.
    6.450%                                   12/15/07      1,700      1,835,521
H.J. Heinz Co.
    6.000%                                   03/15/08      1,700      1,823,218


                       See Notes to Financial Statements.

                   HARRIS INSIGHT SHORT/INTERMEDIATE BOND FUND
                       STATEMENT OF NET ASSETS (CONTINUED)
                            JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
  COUPON                                                   PAR
   RATE                                      MATURITY     (000)        VALUE+
----------                                   --------    -------   ------------
CORPORATE BONDS (CONTINUED)
INDUSTRIAL (CONTINUED)
Hertz Corp.
    6.350%                                   06/15/10    $ 1,000   $  1,010,287
John Deere Capital Corp.
    5.100%                                   01/15/13        750        746,058
Kellogg Co.
    2.875%                                   06/01/08      1,475      1,413,205
Kinder Morgan Energy Corp.
    6.750%                                   03/15/11      1,860      2,006,064
Kohls Corp.
    6.300%                                   03/01/11      3,325      3,582,721
Kroger Co.
    6.800%                                   04/01/11      2,565      2,798,818
Lockheed Martin Corp.
    8.200%                                   12/01/09      1,300      1,525,065
News America, Inc.
    6.625%                                   01/09/08      1,120      1,212,164
PepsiCo, Inc.
    3.200%                                   05/15/07      1,650      1,641,689
PHH Corp.
    6.000%                                   03/01/08      1,390      1,469,771
Schering-Plough Corp. a
    5.300%                                   12/01/13      1,135      1,116,647
TCI Communications, Inc.
    8.750%                                   08/01/15        570        687,940
Unilever Capital Corp.
    6.875%                                   11/01/05      1,740      1,835,037
    7.125%                                   11/01/10      1,500      1,699,117
Viacom, Inc.
    7.700%                                   07/30/10      1,460      1,668,811
Walt Disney Co.
    6.750%                                   03/30/06      1,000      1,059,720
                                                                   ------------
                                                                     44,055,187
                                                                   ------------
NATURAL GAS -- 0.6%
Duke Energy Field Services
    7.875%                                   08/16/10      1,380      1,574,678
                                                                   ------------
OIL -- 4.3%
Anadarko Petroleum Corp.
    5.000%                                   10/01/12      1,860      1,829,687
Burlington Resources Finance Co.
    5.600%                                   12/01/06      3,100      3,251,590
ChevronTexaco Capital Corp.
    3.375%                                   02/15/08      2,215      2,185,986
Conoco Funding Co.
    6.350%                                   10/15/11      2,305      2,511,655
Phillips Petroleum Co.
    8.500%                                   05/25/05      2,300      2,418,634
                                                                   ------------
                                                                     12,197,552
                                                                   ------------
TELEPHONES -- 3.9%
France Telecom S.A.
    8.750%                                   03/01/11        980      1,137,120
Sprint Capital Corp.
    6.375%                                   05/01/09      1,270      1,346,421
Telecom Italia Capital Series 144A
    4.000%                                   11/15/08        750        737,486
Verizon Global Funding Corp.
    6.125%                                   06/15/07      3,100      3,305,933


  COUPON                                                   PAR
   RATE                                      MATURITY     (000)        VALUE+
----------                                   --------    -------   ------------
CORPORATE BONDS (CONTINUED)
TELEPHONES (CONTINUED)
Verizon Wireless Capital, L.L.C.
    5.375%                                   12/15/06    $ 2,300   $  2,399,208
Vodafone Group P.L.C.
    7.750%                                   02/15/10      1,830      2,100,692
                                                                   ------------
                                                                     11,026,860
                                                                   ------------
TRANSPORTATION-- 0.7%
Burlington Northern Santa Fe Corp.
    6.750%                                   07/15/11        690        759,847
CSX Corp.
    2.750%                                   02/15/06      1,000        991,432
    6.750%                                   03/15/11        145        157,490
                                                                   ------------
                                                                      1,908,769
                                                                   ------------
TOTAL CORPORATE BONDS
  (Cost $138,505,618)                                               139,936,644
                                                                   ------------
INTERNATIONAL BONDS -- 0.4%
Republic of Italy
  (Cost $1,062,690)
    3.750%                                   12/14/07      1,065      1,066,719
                                                                   ------------
U.S. TREASURY OBLIGATIONS -- 5.8%
U.S. Treasury Notes
    5.750%                                   11/15/05      2,810      2,938,976
    6.500% a                                 10/15/06      5,230      5,647,380
    4.250% a                                 08/15/13      6,860      6,698,687
    4.250%                                   11/15/13      1,190      1,158,624
                                                                   ------------
TOTAL U.S. TREASURY OBLIGATIONS
  (Cost $16,568,823)                                                 16,443,667
                                                                   ------------

                                                        SHARES
                                                       ---------
TEMPORARY INVESTMENTS -- 1.6%
Goldman Sachs Financial Square Money
  Market Portfolio                                     3,625,025      3,625,025
J.P. Morgan Institutional Prime Money
  Market Portfolio                                     1,019,740      1,019,740
                                                                   ------------
TOTAL TEMPORARY INVESTMENTS
  (Cost $4,644,765)                                                   4,644,765
                                                                   ------------

                                                           PAR
                                             MATURITY     (000)
                                             --------    -------
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED -- 4.6%
COMMERCIAL PAPER -- 1.4%
HBOS Treasury Services P.L.C.
    1.110%                                   08/11/04    $ 3,962      3,940,154
                                                                   ------------
TIME DEPOSITS -- 2.3%
Chase Manhattan Bank
    1.250%                                   07/01/04      1,010      1,010,338
HSH Nordbank A.G.
    1.470%                                   07/01/04      2,683      2,683,193
Nordea Bank AB
    1.460%                                   07/01/04      2,683      2,683,192
                                                                   ------------
                                                                      6,376,723
                                                                   ------------


                       See Notes to Financial Statements.

                   HARRIS INSIGHT SHORT/INTERMEDIATE BOND FUND
                       STATEMENT OF NET ASSETS (CONTINUED)
                            JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
  COUPON                                                   PAR
   RATE                                      MATURITY     (000)        VALUE+
----------                                   --------    -------   ------------
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (CONTINUED)
VARIABLE RATE OBLIGATIONS -- 0.9%
Merrill Lynch & Co., Inc. Master Notes
    1.630%                                   07/01/04    $ 2,683   $  2,683,192
                                                                   ------------
TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED
  (Cost $13,000,069)                                                 13,000,069
                                                                   ------------
TOTAL INVESTMENTS -- 104.1%
  (Cost $294,373,583)                                               294,459,077
                                                                   ------------
OTHER ASSETS AND LIABILITIES -- (4.1%)
Interest receivable and other assets                                  2,819,185
Receivable for capital stock sold                                        15,761
Payable upon return of collateral on securities loaned              (13,000,069)
Payable for capital stock redeemed                                     (673,354)
Dividends payable                                                      (696,898)
Investment advisory fee payable                                         (86,178)
Administration fees payable                                             (36,475)
Service plan fees payable                                                (3,486)
Accrued expenses                                                        (21,028)
                                                                   ------------
                                                                    (11,682,542)
                                                                   ------------
NET ASSETS -- 100.0%
Applicable to 26,410,310 Institutional Shares,
  868,003 N Shares, 384,635 A Shares, and
  98,368 B Shares of beneficial interest
  outstanding, $.001 par value (indefinite
  number of shares has been authorized
  for each class of shares of the Fund)
  (Note 8)                                                         $282,776,535
                                                                   ============


NET ASSET VALUE, OFFERING, AND REDEMPTION
  PRICE PER INSTITUTIONAL SHARE
  ($269,015,435/26,410,310)                                              $10.19
                                                                         ======
NET ASSET VALUE, OFFERING, AND REDEMPTION
  PRICE PER N SHARE ($8,841,326/868,003)                                 $10.19
                                                                         ======
NET ASSET VALUE AND REDEMPTION PRICE
  PER A SHARE ($3,917,800/384,635)                                       $10.19
                                                                         ======
MAXIMUM PUBLIC OFFERING PRICE
  PER A SHARE ($10.19/0.965) (NOTE 5)                                    $10.56
                                                                         ======
NET ASSET VALUE, OFFERING, AND REDEMPTION
  PRICE (SUBJECT TO A MAXIMUM CONTINGENT
  DEFERRED SALES CHARGE OF 5.0%)
  PER B SHARE ($1,001,974/98,368) (NOTE 5)                               $10.19
                                                                         ======

----------
The book basis and unrealized appreciation (depreciation) for all investments is as follows:

    Basis                                                          $294,373,583
                                                                   ============
    Gross Appreciation                                             $  4,283,283
    Gross Depreciation                                               (4,197,789)
                                                                   ------------
    Net Appreciation                                               $     85,494
                                                                   ============
+ See Note 2a to the Financial Statements.
a Total or partial security on loan. At June 30, 2004, the total market value of the portfolio's securities on loan is $12,760,539, and the total market value of the collateral held by the portfolio is $13,000,069.
IO -- Interest Only Security.
PO -- Principal Only Security.
144A -- Security that may be resold to "qualified institutional buyers" under Rule 144A or security offered pursuant to section 4(2) of the Securities Act of 1933, as amended.


                       See Notes to Financial Statements.

                       HARRIS INSIGHT TAX-EXEMPT BOND FUND
                             STATEMENT OF NET ASSETS
                            JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
  COUPON                                                   PAR
   RATE                                      MATURITY     (000)        VALUE+
----------                                   --------    -------   ------------
MUNICIPAL BONDS -- 100.7%
ALABAMA -- 0.5%
University of Alabama Hospital Revenue
  Bonds Series A
    5.625%                                   09/01/16    $   500   $    542,120
                                                                   ------------
CALIFORNIA -- 6.6%
California State Department Water
  Resources Power Supply Revenue
  Bonds Series A
    5.375%                                   05/01/22      1,000      1,033,610
California State Department Water
  Resources Power Supply Revenue
  Bonds Series B-2 VR
    1.120%                                   07/01/04      5,000      5,000,000
Kern County, California, Housing Authority
  Multifamily Revenue Bonds
    6.150%                                   10/20/43        800        834,968
                                                                   ------------
                                                                      6,868,578
                                                                   ------------
COLORADO -- 8.3%
Colorado Water Reserve Power
  Development Authority, Clean Water
  Revenue Bonds Series A
    6.250%                                   09/01/16      1,000      1,143,250
Douglas County, Colorado, School District
  No. RE-1 General Obligation Bonds
    5.750%                                   12/15/18      1,000      1,120,920
Pueblo, Colorado, Board of Waterworks
  Water Improvement Revenue Bonds
  Series A
    6.000%                                   11/01/17      2,370      2,673,099
Pueblo County, Colorado, School District
  No. 070 Pueblo Rural General Obligation
  Bonds
    6.000%                                   12/01/18      3,170      3,600,328
                                                                   ------------
                                                                      8,537,597
                                                                   ------------
DELAWARE -- 0.8%
Delaware River & Bay Authority Revenue
  Bonds Series A
    5.750%                                   01/01/29        750        800,242
                                                                   ------------
FLORIDA -- 1.1%
Miami-Dade County, Florida, Expressway
  Authority Toll System Revenue Bonds
    6.000%                                   07/01/14      1,000      1,133,390
                                                                   ------------
GEORGIA -- 3.2%
Chatham County, Georgia, Hospital
  Authority Revenue Bonds (Memorial
  Health Medical Center) Series A
    6.125%                                   01/01/24      1,025      1,058,599
Forsyth County, Georgia, School District
  General Obligation Bonds
    6.000%                                   02/01/14      1,000      1,131,620
    6.000%                                   02/01/15      1,000      1,130,540
                                                                   ------------
                                                                      3,320,759
                                                                   ------------


  COUPON                                                   PAR
   RATE                                      MATURITY     (000)        VALUE+
----------                                   --------    -------   ------------
MUNICIPAL BONDS (CONTINUED)
ILLINOIS -- 10.7%
Chicago, Illinois, General Obligation Bonds
  (Neighborhoods Alive 21)
    6.125%                                   01/01/22    $ 2,000   $  2,230,980
Chicago, Illinois, General Obligation Bonds
  Series A
    6.000%                                   01/01/19      1,835      2,058,742
    6.000%                                   01/01/20      1,000      1,119,080
Illinois State General Obligation Bonds
    6.125%                                   01/01/16      5,000      5,698,100
                                                                   ------------
                                                                     11,106,902
                                                                   ------------
MASSACHUSETTS -- 15.0%
Brockton, Massachusetts, General
  Obligation Bonds
    5.750%                                   06/01/16        750        830,558
    6.000%                                   06/01/19      1,000      1,123,880
Holden, Massachusetts, General Obligation
  Bonds (Municipal Purposes Loan)
    6.000%                                   03/01/16      1,000      1,125,510
Massachusetts Development Finance
  Agency Higher Education Revenue
  Bonds (Smith College Issue)
    5.750%                                   07/01/23      1,000      1,136,230
Massachusetts State General Obligation
  Bonds Series B
    6.000%                                   06/01/14      3,000      3,393,330
Massachusetts State Port Authority
  Revenue Bonds Series C
    6.125%                                   07/01/17      1,000      1,113,880
Pittsfield, Massachusetts, General
  Obligation Bonds
    5.000%                                   04/15/19      1,000      1,048,230
Springfield, Massachusetts, General
  Obligation Bonds (Municipal Purposes
  Loan)
    6.250%                                   10/01/19      5,000      5,686,300
                                                                   ------------
                                                                     15,457,918
                                                                   ------------
MICHIGAN -- 5.5%
Michigan State Hospital Finance Authority
  Revenue Bonds (Chelsea Community
  Hospital)
    5.375%                                   05/15/19      3,000      2,891,280
Oakland County, Michigan, Economic
  Development Corp. Limited Obligation
  Revenue Bonds (Cranbrook Educational
  Community) Series C
    6.900%                                   11/01/14      2,725      2,828,577
                                                                   ------------
                                                                      5,719,857
                                                                   ------------
MINNESOTA -- 3.9%
St. Cloud, Minnesota, Health Care Revenue
  Bonds (St. Cloud Hospital Obligation
  Group A)
    6.250%                                   05/01/19      3,530      4,009,833
                                                                   ------------


                       See Notes to Financial Statements.

                       HARRIS INSIGHT TAX-EXEMPT BOND FUND
                       STATEMENT OF NET ASSETS (CONTINUED)
                            JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
  COUPON                                                   PAR
   RATE                                      MATURITY     (000)        VALUE+
----------                                   --------    -------   ------------
MUNICIPAL BONDS (CONTINUED)
MISSOURI -- 3.0%
Missouri State Health & Educational
  Facilities Revenue Bonds (St. Anthony's
  Medical Center)
    6.125%                                   12/01/19    $ 2,000   $  2,076,280
    6.250%                                   12/01/30      1,000      1,037,660
                                                                   ------------
                                                                      3,113,940
                                                                   ------------
NEW HAMPSHIRE -- 0.8%
New Hampshire Health & Educational
  Facilities Revenue Bonds (Exeter
  Project)
    6.000%                                   10/01/24        750        778,950
                                                                   ------------
NEW JERSEY -- 4.0%
New Jersey Transportation Trust Fund
  Authority Revenue Bonds Series C
    5.500%                                   06/15/24      4,000      4,183,760
                                                                   ------------
NEW YORK -- 0.6%
New York City, New York, General
  Obligation Bonds Series A
    6.500%                                   05/15/17        550        607,607
                                                                   ------------
NORTH CAROLINA -- 2.3%
Broad River, North Carolina Water
  Authority System Revenue Bonds
    5.750%                                   06/01/17        635        704,272
    5.375%                                   06/01/20      1,000      1,063,790
Harnett County, North Carolina, Certificates
  of Participation
    5.125%                                   12/01/23        595        611,279
                                                                   ------------
                                                                      2,379,341
                                                                   ------------
OHIO -- 13.8%
Akron, Ohio, General Obligation Bonds
    6.500%                                   11/01/15        865      1,050,560
Avon Lake, Ohio, City School District
  General Obligation Bonds
    5.750%                                   12/01/14      1,000      1,118,020
Cleveland, Ohio, Municipal School District
  General Obligation Bonds
    5.250%                                   12/01/18      2,330      2,483,640
Marysville, Ohio, General Obligation Bonds
    6.000%                                   12/01/29      1,000      1,152,130
Plain, Ohio, Local School District General
  Obligation Bonds
    6.000%                                   12/01/25#     1,220      1,404,745
    6.000%                                   12/01/25        280        305,886
Rickenbacker, Ohio, Port Authority
  Revenue Bonds Series A
    5.375%                                   01/01/32      1,550      1,578,008
Steubenville, Ohio, Hospital Revenue
  Bonds
    6.375%                                   10/01/20      1,000      1,045,020
    6.500%                                   10/01/30        250        261,010


  COUPON                                                   PAR
   RATE                                      MATURITY     (000)        VALUE+
----------                                   --------    -------   ------------
MUNICIPAL BONDS (CONTINUED)
OHIO (CONTINUED)
University of Akron, Ohio, General Receipts
  Revenue Bonds
    6.000%                                   01/01/15    $ 2,235   $  2,551,811
    6.000%                                   01/01/16      1,110      1,267,343
                                                                   ------------
                                                                     14,218,173
                                                                   ------------
PENNSYLVANIA -- 1.0%
Chester County, Pennsylvania, Health &
  Educational Authority Hospital Revenue
  Bonds
    6.750%                                   07/01/31      1,000      1,020,980
                                                                   ------------
RHODE ISLAND -- 1.7%
Cranston, Rhode Island, General Obligation
  Bonds
    6.375%                                   11/15/14        500        577,250
    6.375%                                   11/15/17      1,000      1,147,610
                                                                   ------------
                                                                      1,724,860
                                                                   ------------
TENNESSEE -- 1.1%
White House Utility District, Tennessee,
  Robertson & Sumner Counties Water
  Revenue Bonds
    6.000%                                   01/01/26      1,000      1,133,400
                                                                   ------------
TEXAS -- 12.0%
Birdville, Texas, Independent School
  District General Obligation Bonds
    6.000%                                   02/15/21      2,135      2,372,412
Clint, Texas, Independent School District
  General Obligation Bonds
    6.000%                                   02/15/16      1,710      1,915,234
Leander, Texas, Independent School
  District General Obligation Bonds
    0.000%                                   08/15/24      5,000      1,501,050
Lewisville, Texas, Independent School
  District Refunding General Obligation
    Bonds
    6.000%                                   08/15/17      3,130      3,492,986
Northside, Texas, Independent School
  District General Obligation Bonds
    6.000%                                   08/15/14      1,000      1,128,750
Texas Municipal Power Agency Revenue
  Bonds
    4.750%                                   09/01/14      2,000      2,036,800
                                                                   ------------
                                                                     12,447,232
                                                                   ------------
VIRGINIA -- 4.8%
Henrico County, Virginia, Economic
  Development Authority Public Facilities
  Lease Revenue Bonds (Regional Jail
  Project)
    6.000%                                   11/01/16      1,000      1,135,910
    6.125%                                   11/01/17      2,405      2,748,843


                       See Notes to Financial Statements.
36

                       HARRIS INSIGHT TAX-EXEMPT BOND FUND
                       STATEMENT OF NET ASSETS (CONTINUED)
                            JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
  COUPON                                                   PAR
   RATE                                      MATURITY     (000)        VALUE+
----------                                   --------    -------   ------------
MUNICIPAL BONDS (CONTINUED)
VIRGINIA (CONTINUED)
Virginia State Reservoir Authority Clean
  Water Revenue Bonds (State Revolving
  Fund)
    6.000%                                   10/01/17    $ 1,000   $  1,129,350
                                                                   ------------
                                                                      5,014,103
                                                                   ------------
TOTAL MUNICIPAL BONDS
  (Cost $95,459,278)                                                104,119,542
                                                                   ------------


                                                         SHARES
                                                         -------
TEMPORARY INVESTMENTS -- 0.6%
AIM Tax-Free Investment Co. Cash
  Reserve Portfolio                                      364,658        364,658
Goldman Sachs Financial Square
  Tax-Exempt Money Market Portfolio                      298,019        298,019
                                                                   ------------
TOTAL TEMPORARY INVESTMENTS
  (Cost $662,677)                                                       662,677
                                                                   ------------
TOTAL INVESTMENTS -- 101.3%
  (Cost $96,121,955)                                                104,782,219
                                                                   ------------
OTHER ASSETS AND LIABILITIES -- (1.3%)
Interest receivable and other assets                                  1,386,042
Receivable for capital stock sold                                       100,875
Payable for securities purchased                                     (2,466,305)
Payable for capital stock redeemed                                      (79,095)
Dividends payable                                                      (286,094)
Investment advisory fee payable                                         (17,211)
Administration fees payable                                             (15,511)
Service plan fees payable                                                (6,233)
Accrued expenses                                                        (10,070)
                                                                   ------------
                                                                     (1,393,602)
                                                                   ------------


NET ASSETS -- 100.0%
Applicable to 6,958,793 Institutional Shares,
  2,105,301 N Shares, 288,253 A Shares, and
  92,905 B Shares of beneficial interest
  outstanding, $.001 par value (indefinite
  number of shares has been authorized
  for each class of shares of the Fund)
  (Note 8)                                                         $103,388,617
                                                                   ============
NET ASSET VALUE, OFFERING, AND REDEMPTION
  PRICE PER INSTITUTIONAL SHARE
   ($76,171,558/6,958,793)                                               $10.95
                                                                         ======
NET ASSET VALUE, OFFERING, AND REDEMPTION
  PRICE PER N SHARE ($23,044,870/2,105,301)                              $10.95
                                                                         ======
NET ASSET VALUE AND REDEMPTION PRICE
  PER A SHARE ($3,155,241/288,253)                                       $10.95
                                                                         ======
MAXIMUM PUBLIC OFFERING PRICE PER
  A SHARE ($10.95/0.955) (NOTE 5)                                        $11.47
                                                                         ======
NET ASSET VALUE, OFFERING, AND REDEMPTION
  PRICE (SUBJECT TO A MAXIMUM CONTINGENT
  DEFERRED SALES CHARGE OF 5.0%)
  PER B SHARE ($1,016,948/92,905) (NOTE 5)                               $10.95
                                                                         ======

----------
The book basis and unrealized appreciation (depreciation) for all investments is as follows:

    Basis                                                           $96,121,955
                                                                    ===========
    Gross Appreciation                                              $ 8,666,947
    Gross Depreciation                                                   (6,683)
                                                                    -----------
    Net Appreciation                                                $ 8,660,264
                                                                    ===========
+ See Note 2a to the Financial Statements.
# These securities are subject to a demand feature which reduces the remaining maturity.
VR -- Variable rate demand note; interest rate in effect on 6/30/04. Maturity date is the later of the next interest rate change or exercise of the demand feature.


                       See Notes to Financial Statements.

                  HARRIS INSIGHT ULTRA SHORT DURATION BOND FUND
                             STATEMENT OF NET ASSETS
                            JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
  COUPON                                                    PAR
   RATE                                       MATURITY     (000)       VALUE+
----------                                    --------     ------   -----------
AGENCY OBLIGATIONS -- 7.3%
Federal Home Loan Bank
    2.125%                                    11/15/05     $  900   $   894,542
    2.500%                                    11/15/05        100        99,949
Federal Home Loan Mortgage Corp.
    5.950%                                    01/19/06      1,625     1,705,173
                                                                    -----------
TOTAL AGENCY OBLIGATIONS
  (Cost $2,695,506)                                                   2,699,664
                                                                    -----------
ASSET-BACKED SECURITIES -- 34.1%
Americredit Automobile Receivables Trust
  Series 2004-1, Class A2
    2.310%                                    08/06/07        920       920,165
California Infrastructure & Economic
  Development Bank Special Purpose Trust
  Pacific Gas & Electric Series 1997-1,
  Class A7
    6.420%                                    09/25/08        815       850,072
California Infrastructure & Economic
  Development Bank Special Purpose Trust
  Southern California Edison Co.
  Series 1997-1, Class A6
    6.380%                                    09/25/08      1,143     1,195,090
Capital Auto Receivables Asset Trust
  Series 2002-1, Class A4
    4.160%                                    07/16/07      1,045     1,058,709
Capital One Master Trust Series 2001-7A,
  Class A
    3.850%                                    08/15/07        645       649,140
Carmax Auto Owner Trust Series 2003-1,
  Class A4
    2.160%                                    11/15/09      1,090     1,061,630
Chase Manhattan RV Owner Trust
  Series 1997-A, Class A10
    6.370%                                    03/15/10        340       346,179
CIT Equipment Collateral Series 2002-VT1,
  Class A4
    4.670%                                    12/21/09        650       663,337
Citibank Omni-S Master Trust Series 1999-1,
  Class A
    5.650%                                    03/17/09        885       897,020
Comed Transitional Funding Trust
  Series 1998-1, Class A5
    5.440%                                    03/25/07        389       395,417
Daimler Chrysler Auto Trust Series 2002-A,
  Class A4
    4.490%                                    10/06/08        240       244,482
Ford Credit Auto Owner Trust Series 2002-A,
  Class B
    4.790%                                    11/15/06        730       746,308
Household Automotive Trust Series 2001-1,
  Class A4
    5.570%                                    11/19/07        573       584,002
MBNA Master Credit Card Trust
  Series 1999-G, Class A
    6.350%                                    12/15/06        300       300,617
PP&L Transition Bond Co., L.L.C.
  Series 1999-1, Class A5
    6.830%                                    03/25/07        479       489,151


  COUPON                                                    PAR
   RATE                                       MATURITY     (000)       VALUE+
----------                                    --------     ------   -----------
ASSET-BACKED SECURITIES (CONTINUED)
Volkswagen Auto Lease Trust Series 2002-A,
  Class A4
    2.750%                                    12/20/07     $  725   $   728,160
WFS Financial Owner Trust Series 2002-2,
  Class A4
    4.500%                                    02/20/10        495       505,590
World Omni Auto Receivables Trust
  Series 2003-B, A4
    2.870%                                    11/15/10        930       910,768
                                                                    -----------
TOTAL ASSET-BACKED SECURITIES
  (Cost $12,589,906)                                                 12,545,837
                                                                    -----------
CORPORATE BONDS -- 33.1%
FINANCE - BANK -- 9.7%
Capital One Bank
    6.500%                                    07/30/04      1,000     1,003,305
Chase Manhattan Corp.
    6.000%                                    11/01/05        520       543,544
First Union Corp.
    6.625%                                    07/15/05        340       353,446
Key Bank N.A.
    4.100%                                    06/30/05      1,025     1,042,090
NationsBank Corp.
    6.375%                                    05/15/05        595       614,909
                                                                    -----------
                                                                      3,557,294
                                                                    -----------
FINANCE - NON-BANK -- 17.9%
Allstate Corp.
    7.875%                                    05/01/05        304       317,341
CIT Group, Inc.
    4.125%                                    02/21/06        685       696,998
Ford Motor Credit Co.
    7.750%                                    03/15/05        615       635,559
General Motors Acceptance Corp.
    4.150%                                    02/07/05        790       799,187
Household Finance Corp.
    6.500%                                    01/24/06      1,085     1,144,073
J.P. Morgan & Co.
    7.625%                                    09/15/04        250       252,915
John Deere Capital Corp.
    4.125%                                    07/15/05        656       665,408
Lehman Brothers Holdings, Inc.
    1.510%                                    04/03/06        725       726,709
National Rural Utilities Cooperative Finance
  Corp.
    6.125%                                    05/15/05        800       825,798
Salomon Smith Barney Holdings, Inc.
    6.250%                                    01/15/05        220       225,058
Textron Financial Corp.
    7.125%                                    12/09/04        310       316,445
                                                                    -----------
                                                                      6,605,491
                                                                    -----------
INDUSTRIAL -- 2.0%
Gannett Co., Inc.
    4.950%                                    04/01/05        725       738,233
                                                                    -----------
MEDIA -- 3.0%
Viacom, Inc.
    7.750%                                    06/01/05      1,060     1,110,309
                                                                    -----------


                       See Notes to Financial Statements.

                  HARRIS INSIGHT ULTRA SHORT DURATION BOND FUND
                       STATEMENT OF NET ASSETS (CONTINUED)
                            JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
  COUPON                                                    PAR
   RATE                                       MATURITY     (000)       VALUE+
----------                                    --------     ------   -----------
CORPORATE BONDS (CONTINUED)
NATURAL GAS -- 0.5%
Consolidated Natural Gas Co.
    7.250%                                    10/01/04     $  185   $   187,308
                                                                    -----------
TOTAL CORPORATE BONDS
  (Cost $12,218,016)                                                 12,198,635
                                                                    -----------
COMMERCIAL PAPER -- 27.9%
Amsterdam Funding Corp.
    1.220%                                    07/13/04      1,212     1,211,507
Broadhollow Funding, L.L.C.
    1.240%                                    07/08/04      1,600     1,599,614
Corporate Receivables Corp.
    1.180%                                    07/26/04      1,500     1,498,771
Galaxy Funding, Inc.
    1.090%                                    07/09/04        270       269,936
Market Street Funding
    1.180%                                    07/07/04      1,500     1,499,705
Paradigm Funding, L.L.C.
    1.140%                                    07/12/04      1,229     1,228,572
Surrey Funding Corp.
    1.550%                                    07/01/04      1,560     1,560,000
UBS Finance, L.L.C.
    1.420%                                    07/01/04      1,400     1,400,000
                                                                    -----------
TOTAL COMMERCIAL PAPER
  (Cost $10,268,104)                                                 10,268,105
                                                                    -----------

                                                          SHARES
                                                          -------
TEMPORARY INVESTMENTS -- 0.5%
AIM Short-Term Investment Co. Liquid
  Assets Prime Portfolio
  (Cost $184,548)                                         184,548       184,548
                                                                    -----------
TOTAL INVESTMENTS -- 102.9%
  (Cost $37,956,080)                                                 37,896,789
                                                                    -----------

                                                                       VALUE+
                                                                    -----------
OTHER ASSETS AND LIABILITIES -- (2.9%)
Interest receivable and other assets                                $   260,877
Receivable for capital stock sold                                       255,000
Payable for securities purchased                                     (1,545,795)
Dividends payable                                                       (42,851)
Investment advisory fee payable                                          (3,639)
Administration fees payable                                                (986)
Accrued expenses                                                         (3,479)
                                                                    -----------
                                                                     (1,080,873)
                                                                    -----------
NET ASSETS -- 100.0%
Applicable to 3,697,217 Institutional Shares of
  beneficial interest outstanding, $.001 par value
  (indefinite number of shares has been
  authorized for each class of shares of the Fund)
  (Note 8)                                                          $36,815,916
                                                                    ===========

NET ASSET VALUE, OFFERING, AND REDEMPTION
  PRICE PER INSTITUTIONAL SHARE
  ($36,815,916/3,697,217)                                                 $9.96
                                                                          =====

----------
The book basis and unrealized appreciation (depreciation) for all investments is as follows:
    Basis                                                           $37,956,080
                                                                    ===========
    Gross Appreciation                                              $    10,670
    Gross Depreciation                                                  (69,961)
                                                                    -----------
    Net Depreciation                                                $   (59,291)
                                                                    ===========
+ See Note 2a to the Financial Statements.


                       See Notes to Financial Statements.

                          HARRIS INSIGHT BALANCED FUND
                             STATEMENT OF NET ASSETS
                            JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
                                                          SHARES       VALUE+
                                                          ------   ------------
COMMON STOCK -- 62.8%
AEROSPACE & DEFENSE -- 1.0%
Precision Castparts Corp.                                  5,200   $    284,388
United Defense Industries, Inc.*                           5,070        177,450
World Fuel Services Corp.                                  3,010        135,691
                                                                   ------------
                                                                        597,529
                                                                   ------------
ALCOHOLIC BEVERAGES -- 0.3%
Anheuser-Busch Cos., Inc.                                  3,600        194,400
                                                                   ------------
AUTO COMPONENTS -- 0.4%
Lear Corp. a                                               4,600        271,354
                                                                   ------------
AUTOMOBILES -- 1.1%
General Motors Corp. a                                    15,150        705,839
                                                                   ------------
BANKS -- 5.1%
Banco Latinoamericano de Exportaciones
  S. A. Class E                                            6,300         98,784
Capital Crossing Bank*                                     1,350         75,370
Hibernia Corp. Class A                                     9,800        238,140
Huntington Bancshares, Inc. a                              8,900        203,810
Irwin Financial Corp.                                      6,025        159,060
KeyCorp a                                                  9,700        289,933
Nara Bancorp, Inc.                                         2,300         39,399
Pacific Capital Bancorp                                    3,306         92,998
Provident Bankshares Corp.                                 2,000         57,680
Southtrust Corp.                                          15,300        593,793
Sovereign Bancorp, Inc. a                                 17,300        382,330
U.S. Bancorp                                              24,860        685,142
Wachovia Corp.                                             3,350        149,075
Webster Financial Corp. a                                  3,160        148,583
                                                                   ------------
                                                                      3,214,097
                                                                   ------------
BEVERAGES -- 0.3%
Coca-Cola Enterprises, Inc. a                              3,750        108,713
PepsiCo, Inc.                                              1,050         56,574
                                                                   ------------
                                                                        165,287
                                                                   ------------
BUILDING PRODUCTS -- 0.6%
Masco Corp. a                                              5,700        177,726
USG Corp.*                                                12,300        216,234
                                                                   ------------
                                                                        393,960
                                                                   ------------
CASINOS -- 1.3%
Caesars Entertainment, Inc.* a                            29,700        445,500
International Game Technology a                            9,300        358,980
                                                                   ------------
                                                                        804,480
                                                                   ------------
CHEMICALS -- 0.7%
Methanex Corp.                                            14,140        186,945
Monsanto Co.                                               4,300        165,550
OM Group, Inc.*                                            3,150        103,981
                                                                   ------------
                                                                        456,476
                                                                   ------------
COMMERCIAL SERVICES & SUPPLIES -- 2.0%
Apollo Group, Inc. Class A*                                  600         52,974
Cendant Corp. a                                           24,400        597,312
Dun & Bradstreet Corp.*                                    7,700        415,107


                                                          SHARES       VALUE+
                                                          ------   ------------
COMMON STOCK (CONTINUED)
COMMERCIAL SERVICES & SUPPLIES (CONTINUED)
Education Management Corp.*                                2,000   $     65,720
Manpower, Inc.                                             2,500        126,925
                                                                   ------------
                                                                      1,258,038
                                                                   ------------
COMMUNICATIONS EQUIPMENT -- 2.6%
Cisco Systems, Inc.* a                                    37,050        878,085
Harris Corp.                                               2,800        142,100
Juniper Networks, Inc.* a                                  1,400         34,398
Motorola, Inc.                                            12,100        220,825
Qualcomm, Inc.                                             4,950        361,251
                                                                   ------------
                                                                      1,636,659
                                                                   ------------
COMPUTERS & PERIPHERALS -- 1.9%
Dell, Inc.*                                               17,340        621,119
EMC Corp.*                                                 2,700         30,780
Hewlett-Packard Co.                                       20,000        422,000
International Business Machines Corp.                        800         70,520
Overland Storage, Inc.*                                    3,600         47,844
                                                                   ------------
                                                                      1,192,263
                                                                   ------------
CONSTRUCTION & ENGINEERING -- 0.1%
NVR, Inc.* a                                                 100         48,420
                                                                   ------------
CONTAINERS & PACKAGING -- 0.1%
Greif, Inc. Class A                                        2,000         84,500
                                                                   ------------
DISTRIBUTORS -- 0.1%
Brightpoint, Inc.*                                         5,920         81,400
                                                                   ------------
DIVERSIFIED FINANCIALS -- 3.5%
Advanta Corp. Class B                                      4,900        112,308
AmeriCredit Corp.* a                                       2,100         41,013
Arch Capital Group, Ltd.*                                  5,635        224,724
Capital One Financial Corp. a                              3,430        234,543
Citigroup, Inc.                                            5,800        269,700
CompuCredit Corp.*                                         8,540        147,742
Corrections Corp. of America*                              3,700        146,113
Doral Financial Corp.                                      1,850         63,825
E*TRADE Financial Corp.*                                   2,450         27,317
Friedman, Billings, Ramsey Group, Inc.
  Class A a                                                4,450         88,066
Moody's Corp.                                              8,000        517,280
Morgan Stanley                                             1,900        100,263
New Century Financial Corp. a                              2,617        122,528
San Juan Basin Royalty Trust                               5,120        124,723
                                                                   ------------
                                                                      2,220,145
                                                                   ------------
DIVERSIFIED TELECOMMUNICATIONS SERVICES -- 0.8%
AT&T Corp.                                                 8,200        119,966
Sprint Corp. (FON Group) a                                22,300        392,480
                                                                   ------------
                                                                        512,446
                                                                   ------------
ELECTRIC UTILITIES -- 1.0%
Cleco Corp.                                                4,495         80,820
Exelon Corp.                                               7,200        239,688
Xcel Energy, Inc. a                                       17,300        289,083
                                                                   ------------
                                                                        609,591
                                                                   ------------


                       See Notes to Financial Statements.

                          HARRIS INSIGHT BALANCED FUND
                       STATEMENT OF NET ASSETS (CONTINUED)
                            JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
                                                          SHARES       VALUE+
                                                          ------   ------------
COMMON STOCK (CONTINUED)
ELECTRICAL EQUIPMENT -- 0.4%
AMETEK, Inc.                                               8,700   $    268,830
                                                                   ------------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 1.6%
Flextronics International, Ltd.* a                        15,800        252,010
Ingram Micro, Inc. Class A*                                4,600         66,562
Jabil Circuit, Inc.*                                       8,600        216,548
PerkinElmer, Inc.                                         12,900        258,516
Sanmina-SCI Corp.*                                        23,500        213,850
                                                                   ------------
                                                                      1,007,486
                                                                   ------------
ENERGY EQUIPMENT & SERVICES -- 0.3%
Denbury Resources, Inc.*                                  10,180        213,271
                                                                   ------------
FOOD & DRUG RETAILING -- 0.8%
CVS Corp. a                                                1,100         46,222
Ruddick Corp.                                              6,465        145,139
Wal-Mart Stores, Inc.                                      5,250        276,990
                                                                   ------------
                                                                        468,351
                                                                   ------------
FOOD PRODUCTS -- 1.1%
Campbell Soup Co. a                                       14,700        395,136
Chiquita Brands International, Inc.*                      12,950        270,914
                                                                   ------------
                                                                        666,050
                                                                   ------------
GAS UTILITIES -- 1.0%
AGL Resources, Inc.                                        5,215        151,496
Kinder Morgan, Inc.                                          700         41,503
ONEOK, Inc.                                               20,205        444,308
                                                                   ------------
                                                                        637,307
                                                                   ------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 3.2%
Bausch & Lomb, Inc.                                        3,400        221,238
Beckman Coulter, Inc. a                                   10,700        652,700
Becton, Dickinson & Co.                                      750         38,850
Biomet, Inc.                                               5,400        239,976
Boston Scientific Corp.*                                   1,900         81,320
Stryker Corp.                                             11,070        608,850
Zimmer Holdings, Inc.*                                     1,950        171,990
                                                                   ------------
                                                                      2,014,924
                                                                   ------------
HEALTH CARE PROVIDERS & SERVICES -- 3.7%
Anthem, Inc.* a                                              500         44,780
Caremark Rx, Inc.* a                                      13,195        434,643
Community Health Systems, Inc.*                            4,200        112,434
Coventry Health Care, Inc.* a                              1,150         56,235
Genentech, Inc.*                                           2,150        120,830
Humana, Inc.*                                             14,300        241,670
IMS Health, Inc.                                           8,800        206,272
Invitrogen Corp.* a                                        5,400        388,746
Oxford Health Plans, Inc.                                  1,750         96,320
PacifiCare Health Systems, Inc.* a                         7,500        289,950
Psychiatric Solutions, Inc.*                               6,000        149,580
Sunrise Senior Living, Inc.*                               3,000        117,420
WellPoint Health Networks, Inc.*                             350         39,204
                                                                   ------------
                                                                      2,298,084
                                                                   ------------


                                                          SHARES       VALUE+
                                                          ------   ------------
COMMON STOCK (CONTINUED)
HOTELS, RESTAURANTS & LEISURE -- 1.8%
Applebee's International, Inc.                             5,400   $    124,308
Bluegreen Corp.*                                           8,000        110,400
Kerzner International, Ltd.* a                             3,830        182,155
Ruby Tuesday, Inc.                                         4,400        120,780
Starbucks Corp.* a                                         1,700         73,916
Yum! Brands, Inc.* a                                      13,000        483,860
                                                                   ------------
                                                                      1,095,419
                                                                   ------------
HOUSEHOLD DURABLES -- 0.2%
D.R. Horton, Inc.                                          1,250         35,500
KB HOME                                                      500         34,315
Lennar Corp. Class A a                                       800         35,776
Pulte Homes, Inc.                                            700         36,421
                                                                   ------------
                                                                        142,012
                                                                   ------------
HOUSEHOLD PRODUCTS -- 0.2%
Procter & Gamble Co.                                       2,780        151,343
                                                                   ------------
INDUSTRIAL CONGLOMERATES -- 1.8%
General Electric Co.                                      34,390      1,114,236
                                                                   ------------
INSURANCE -- 3.8%
AFLAC, Inc.                                               11,300        461,153
Allstate Corp.                                            10,000        465,500
American Financial Group, Inc.                             4,700        143,679
AmerUs Group Co. a                                         5,710        236,394
LandAmerica Financial Group, Inc. a                        2,480         96,546
MetLife, Inc.                                             20,000        717,000
Prudential Financial, Inc.                                 5,100        236,997
Stewart Information Services Corp.                           785         26,510
                                                                   ------------
                                                                      2,383,779
                                                                   ------------
INTERNET SOFTWARE & SERVICES -- 0.5%
Activision, Inc.* a                                        4,400         69,960
Open Text Corp.* a                                         6,750        215,325
                                                                   ------------
                                                                        285,285
                                                                   ------------
IT CONSULTING & SERVICES -- 1.2%
Accenture, Ltd. Class A*                                  12,000        329,760
Computer Sciences Corp.*                                   8,500        394,655
                                                                   ------------
                                                                        724,415
                                                                   ------------
MACHINERY -- 0.1%
Flowserve Corp.*                                           3,105         77,439
                                                                   ------------
MARINE -- 0.7%
Frontline, Ltd. a                                          4,845        167,201
General Maritime Corp.*                                    9,645        264,659
Ship Finance International, Ltd. a                         1,211         18,104
                                                                   ------------
                                                                        449,964
                                                                   ------------
MEDIA -- 0.4%
Time Warner, Inc.* a                                      12,500        219,750
                                                                   ------------
METALS & MINING -- 1.1%
Alcoa, Inc.                                                3,100        102,393
Alliance Resource Partners L.P.                            4,825        225,038
Cleveland-Cliffs, Inc.*                                    1,830        103,194


                       See Notes to Financial Statements.

                          HARRIS INSIGHT BALANCED FUND
                       STATEMENT OF NET ASSETS (CONTINUED)
                            JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
                                                          SHARES       VALUE+
                                                          ------   ------------
COMMON STOCK (CONTINUED)
METALS & MINING (CONTINUED)
Commercial Metals Co.                                      3,500   $    113,575
Freeport-McMoRan Copper & Gold, Inc.
  Class B                                                    800         26,520
Phelps Dodge Corp. a                                       1,900        147,269
                                                                   ------------
                                                                        717,989
                                                                   ------------
MULTILINE RETAIL -- 0.8%
Federated Department Stores, Inc.                          6,900        338,790
ShopKo Stores, Inc.*                                       9,610        135,885
                                                                   ------------
                                                                        474,675
                                                                   ------------
OIL & GAS -- 4.1%
ConocoPhillips                                             6,800        518,772
Exxon Mobil Corp.                                         11,190        496,948
Marathon Oil Corp.                                         8,400        317,856
Newfield Exploration Co.*                                  1,000         55,740
Patina Oil & Gas Corp.                                     5,016        149,828
Tesoro Petroleum Corp.*                                    8,570        236,532
Valero Energy Corp. a                                      4,200        309,792
XTO Energy, Inc.                                          16,117        480,125
                                                                   ------------
                                                                      2,565,593
                                                                   ------------
PERSONAL PRODUCTS -- 0.8%
Alberto-Culver Co.                                         4,200        210,588
Avon Products, Inc.                                        6,800        313,752
                                                                   ------------
                                                                        524,340
                                                                   ------------
PHARMACEUTICALS -- 2.9%
Abbott Laboratories                                        2,600        105,976
Bristol-Myers Squibb Co.                                   2,000         49,000
Eli Lilly & Co.                                            3,050        213,225
Forest Laboratories, Inc.*                                 2,000        113,260
Johnson & Johnson                                          5,490        305,793
Merck & Co., Inc.                                            600         28,500
Perrigo Co.                                                9,200        174,524
Pfizer, Inc.                                              24,610        843,631
                                                                   ------------
                                                                      1,833,909
                                                                   ------------
REAL ESTATE -- 0.1%
Town & Country Trust                                       1,740         43,918
                                                                   ------------
ROAD & RAIL -- 1.1%
Burlington Northern Santa Fe Corp.                         7,400        259,518
Dollar Thrifty Automotive Group, Inc.*                     7,280        199,763
Landstar System, Inc.* a                                   4,645        245,581
                                                                   ------------
                                                                        704,862
                                                                   ------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS -- 1.3%
Intel Corp. a                                             22,220        613,272
Maxim Integrated Products, Inc. a                          1,100         57,662
OmniVision Technologies, Inc.* a                           3,655         58,297
Texas Instruments, Inc.                                    4,350        105,183
                                                                   ------------
                                                                        834,414
                                                                   ------------


                                                          SHARES       VALUE+
                                                          ------   ------------
COMMON STOCK (CONTINUED)
SOFTWARE -- 2.2%
Adobe Systems, Inc.                                        1,150   $     53,475
Autodesk, Inc.                                             3,650        156,257
Microsoft Corp.                                           22,790        650,882
Oracle Corp.*                                             25,110        299,562
Sybase, Inc.*                                              4,900         88,200
Symantec Corp.*                                            2,450        107,261
                                                                   ------------
                                                                      1,355,637
                                                                   ------------
SPECIALTY RETAIL -- 1.9%
Borders Group, Inc.                                        5,800        135,952
Chico's FAS, Inc.* a                                       1,500         67,740
Foot Locker, Inc.                                          3,900         94,926
Home Depot, Inc. a                                         5,850        205,920
Lowe's Cos., Inc.                                            800         42,040
Ross Stores, Inc.                                         13,500        361,260
Staples, Inc. a                                           10,550        309,221
                                                                   ------------
                                                                      1,217,059
                                                                   ------------
TEXTILES & APPAREL -- 0.3%
Coach, Inc.*                                               4,270        192,961
                                                                   ------------
WIRELESS TELECOMMUNICATIONS SERVICES -- 0.5%
Nextel Communications, Inc. Class A*                       2,600         69,316
Vodafone Group P.L.C. a                                   11,500        254,150
                                                                   ------------
                                                                        323,466
                                                                   ------------
TOTAL COMMON STOCK
  (Cost $32,990,214)                                                 39,453,652
                                                                   ------------


  COUPON                                                    PAR
   RATE                                      MATURITY      (000)
----------                                   --------     ------
AGENCY OBLIGATIONS -- 0.9%
Federal National Mortgage Association
    6.250%                                   02/01/11      $ 220        236,521
    6.625% a                                 11/15/30        283        312,475
                                                                   ------------
TOTAL AGENCY OBLIGATIONS
  (Cost $570,666)                                                       548,996
                                                                   ------------
ASSET-BACKED SECURITIES -- 3.8%
California Infrastructure Pacific Gas &
  Electric Series 1997-1, Class A8
    6.480%                                   12/26/09        215        231,635
Citibank Credit Card Issuance Trust
    Series 2001-C3, Class C3
    6.650%                                   05/15/08        220        232,474
Citibank Credit Card Issuance Trust
  Series 2004-A1, Class A1
    2.550%                                   01/20/09        250        244,857
Residential Funding Mortgage Securities
  Series 2001-HS2, Class A5
    6.920%                                   04/25/31        400        400,750
Structured Asset Securities Corp.
  Series 2004-5H, Class A2
    4.430%                                   12/25/33        340        341,121


                       See Notes to Financial Statements.
42

                          HARRIS INSIGHT BALANCED FUND
                       STATEMENT OF NET ASSETS (CONTINUED)
                            JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
  COUPON                                                    PAR
   RATE                                      MATURITY      (000)      VALUE+
----------                                   --------      -----   ------------
ASSET-BACKED SECURITIES (CONTINUED)
Volkswagen Auto Lease Trust
  Series 2002-A, Class A4
    2.750%                                   12/20/07      $ 700   $    703,051
Volkswagen Auto Loan Enhanced Trust
  Series 2003-2, Class A4
    2.940%                                   03/22/10        220        216,577
                                                                   ------------
TOTAL ASSET-BACKED SECURITIES
  (Cost $2,405,351)                                                   2,370,465
                                                                   ------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 9.1%
DLJ Commercial Mortgage Corp.
  Series 1998-CF2, Class A1A
    5.880%                                   11/12/31          8          8,538
Federal Home Loan Mortgage Corp.
  Series 1385, Class J
    7.000%                                   10/15/07        300        316,855
Federal Home Loan Mortgage Corp.
  Series 2513, Class JE
    5.000%                                   10/15/17        450        435,651
Federal Home Loan Mortgage Corp.
  Series 2760, Class GC
    3.500%                                   02/15/11        300        301,221
Federal Home Loan Mortgage Corp.
  Series 2770, Class LA
    4.500%                                   04/15/33        347        334,385
Federal National Mortgage Association
  Series 1993-197, Class SB
   13.107%                                   10/25/08         87         93,692
Federal National Mortgage Association
  Series 1997-20, Class IO
    1.840%                                   03/25/27        704         37,526
Federal National Mortgage Association
  Series 1997-84, Class PL IO
    6.500%                                   02/25/09        187         12,764
Federal National Mortgage Association
  Series 2000-M1, Class B
    7.408%                                   11/17/18        375        408,040
Federal National Mortgage Association
  Series 2000-T8, Class A
    7.467%                                   12/25/30         66         69,202
Federal National Mortgage Association
  Series 2001-68, Class PV
    6.000%                                   11/25/18        485        501,654
Federal National Mortgage Association
  Series 2001-69, Class PE
    6.000%                                   11/25/15        680        707,537
Federal National Mortgage Association
  Series 2002-73, Class OE
    5.000%                                   11/25/17        400        386,953
Federal National Mortgage Association
  Series 2003-W6, Class 2A2
    3.110%                                   09/25/42        420        419,475
Federal National Mortgage Association
  Grantor Trust Series 2004-T1, Class 1A1
    6.000%                                   01/25/44        412        422,974
LB-UBS Commercial Mortgage Trust
  Series 2003-C1, Class A4
    4.394%                                   03/17/32        440        415,245


  COUPON                                                    PAR
   RATE                                      MATURITY      (000)      VALUE+
----------                                   --------      -----   ------------
COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
Nationsbanc Montgomery Funding Corp.
  Series 1998-1, Class A16
    6.750%                                   06/25/28      $  26   $     26,006
Structured Adjustable Rate Mortgage
  Loan Trust Series 2004-4, Class 1A1
    4.818%                                   04/25/34        474        480,261
Structured Asset Securities Corp.
  Series 1998-RF3, Class AIO IO
    6.100%                                   06/15/28        183         20,807
Structured Asset Securities Corp.
  Series 2003-34A, Class 6A
    5.135%                                   11/25/33        316        316,479
                                                                   ------------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
  (Cost $5,829,964)                                                   5,715,265
                                                                   ------------
MORTGAGE-BACKED SECURITIES -- 5.6%
Federal Home Loan Mortgage Corp.
  Pool #A15284
    5.500%                                   10/01/33        632        630,994
Federal National Mortgage Association b
    5.500%                                   07/15/33        472        472,147
    5.500%                                   12/15/34        925        918,352
    6.000%                                   12/15/34      1,220      1,243,420
Federal National Mortgage Association
  Pool #345739
    7.500%                                   03/01/27          5          4,841
Federal National Mortgage Association
  Pool #363317
    7.500%                                   11/01/26          0            271
Federal National Mortgage Association
  Pool #368941
    7.500%                                   12/01/26         19         20,036
Federal National Mortgage Association
  Pool #371323
    7.500%                                   03/01/27         28         29,957
Federal National Mortgage Association
  Pool #756294
    5.500%                                   12/01/33        121        120,945
Government National Mortgage
  Association Pool #442138
    8.000%                                   11/15/26         79         86,680
Government National Mortgage
  Association Pool #555127
    7.000%                                   09/15/31         21         22,817
                                                                   ------------
TOTAL MORTGAGE-BACKED SECURITIES
  (Cost $3,528,879)                                                   3,550,460
                                                                   ------------
CORPORATE BONDS -- 12.6%
ELECTRIC -- 0.8%
AEP Texas Central Co.
    5.500%                                   02/15/13        100        100,252
Consolidated Edison Co. of New York
    5.700%                                   02/01/34         50         47,345
Constellation Energy Group, Inc.
    7.600%                                   04/01/32         60         66,437
Duke Capital Corp.
    8.000%                                   10/01/19         85         95,172


                       See Notes to Financial Statements.

                          HARRIS INSIGHT BALANCED FUND
                       STATEMENT OF NET ASSETS (CONTINUED)
                            JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
  COUPON                                                    PAR
   RATE                                      MATURITY      (000)      VALUE+
----------                                   --------      -----   ------------
CORPORATE BONDS (CONTINUED)
ELECTRIC (CONTINUED)
PECO Energy Co.
    3.500%                                   05/01/08      $ 200   $    196,385
                                                                   ------------
                                                                        505,591
                                                                   ------------
FINANCE - BANK -- 1.8%
Bank of America Corp.
    4.375%                                   12/01/10        220        214,720
Capital One Bank
    4.250%                                   12/01/08        160        157,056
    5.000%                                   06/15/09        125        125,494
European Investment Bank
    2.375%                                   06/15/07        230        223,771
Manufacturers & Traders Trust Co.
    8.000%                                   10/01/10        125        146,974
Royal Bank of Scotland Group P.L.C.
    5.000%                                   10/01/14        100         96,457
Washington Mutual, Inc.
    4.000%                                   01/15/09        200        196,253
                                                                   ------------
                                                                      1,160,725
                                                                   ------------
FINANCE - NON-BANK -- 3.4%
Associates Corp. N.A.
    6.950%                                   11/01/18         60         66,507
Boeing Capital Corp.
    7.375%                                   09/27/10        180        203,790
CIT Group, Inc.
    5.000%                                   02/13/14         55         52,093
Ford Motor Credit Corp.
    5.800%                                   01/12/09        150        151,559
Goldman Sachs Group, Inc.
    7.625%                                   08/17/05        500        525,633
Household Finance Corp.
    4.750%                                   05/15/09        200        201,323
Lehman Brothers Holdings, Inc.
    6.250%                                   05/15/06         60         63,336
    4.000%                                   01/22/08         55         54,934
MetLife, Inc.
    6.375%                                   06/15/34        150        151,213
National Rural Utilities Cooperative
  Finance Corp.
    4.375%                                   10/01/10         75         73,758
Prudential Financial, Inc.
    4.500%                                   07/15/13        150        139,469
Simon Property Group L.P.
    5.375%                                   08/28/08         35         36,280
SLM Corp.
    5.375%                                   05/15/14        220        217,065
Textron Financial Corp.
    5.875%                                   06/01/07        200        212,519
                                                                   ------------
                                                                      2,149,479
                                                                   ------------
INDUSTRIAL -- 4.3%
Boeing Co.
    8.750%                                   09/15/31        100        129,375
Centex Corp.
    4.750%                                   01/15/08        130        132,584


  COUPON                                                    PAR
   RATE                                      MATURITY      (000)      VALUE+
----------                                   --------      -----   ------------
CORPORATE BONDS (CONTINUED)
INDUSTRIAL (CONTINUED)
Comcast Cable Communications, Inc. a
    7.125%                                   06/15/13      $  75   $     82,117
Comcast Corp. a
    5.300%                                   01/15/14         90         86,791
E.I. du Pont de Nemours & Co.
    6.750%                                   10/15/04        300        304,129
General Electric Co.
    5.000%                                   02/01/13         90         88,728
General Mills, Inc.
    6.000%                                   02/15/12        125        131,091
General Motors Corp.
    8.375%                                   07/15/33         90         95,533
Goodrich Corp.
    6.450%                                   12/15/07        150        161,958
H.J. Heinz Co.
    6.000%                                   03/15/08        225        241,308
John Deere Capital Corp.
    5.100%                                   01/15/13        150        149,212
Kellogg Co.
    2.875%                                   06/01/08        100         95,811
Kohls Corp.
    6.300%                                   03/01/11        220        237,052
Kroger Co.
    6.800%                                   04/01/11         85         92,748
News America, Inc.
    6.550%                                   03/15/33        100        101,484
PHH Corp.
    6.000%                                   03/01/08        100        105,739
Procter & Gamble Co. - Guaranteed
  ESOP Debentures, Series A
    9.360%                                   01/01/21        150        196,781
TCI Communications, Inc.
    8.750%                                   08/01/15        100        120,691
Time Warner, Inc.
    6.875%                                   06/15/18        120        125,628
                                                                   ------------
                                                                      2,678,760
                                                                   ------------
NATURAL GAS -- 0.6%
Duke Energy Field Services
    7.875%                                   08/16/10        150        171,161
Kinder Morgan, Inc.
    6.650%                                   03/01/05        200        205,590
                                                                   ------------
                                                                        376,751
                                                                   ------------
OIL -- 0.8%
Anadarko Petroleum Corp.
    5.000%                                   10/01/12        100         98,370
Conoco, Inc.
    6.950%                                   04/15/29        165        182,218
Phillips Petroleum Co.
    8.500%                                   05/25/05        200        210,316
                                                                   ------------
                                                                        490,904
                                                                   ------------
TELEPHONES -- 0.8%
France Telecom S.A.
    8.750%                                   03/01/11        100        116,033
Sprint Capital Corp.
    6.375%                                   05/01/09         70         74,212


                       See Notes to Financial Statements.

                          HARRIS INSIGHT BALANCED FUND
                       STATEMENT OF NET ASSETS (CONTINUED)
                            JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
  COUPON                                                    PAR
   RATE                                      MATURITY      (000)      VALUE+
----------                                   --------      -----   ------------
CORPORATE BONDS (CONTINUED)
TELEPHONES (CONTINUED)
Verizon Global Funding Corp.
    7.750%                                   12/01/30      $  30   $     33,796
Vodafone Group P.L.C.
    7.750%                                   02/15/10        250        286,980
                                                                   ------------
                                                                        511,021
                                                                   ------------
TRANSPORTATION -- 0.1%
CSX Corp.
    6.750%                                   03/15/11         50         54,307
                                                                   ------------
TOTAL CORPORATE BONDS
  (Cost $7,773,504)                                                   7,927,538
                                                                   ------------
U.S. TREASURY OBLIGATIONS -- 3.9%
U.S. TREASURY BONDS -- 2.2%
    8.750%                                   05/15/17        283        383,686
    7.625%                                   02/15/25        370        474,916
    5.500%                                   08/15/28        489        495,552
                                                                   ------------
                                                                      1,354,154
                                                                   ------------
U.S. TREASURY NOTES -- 1.7%
    5.750%                                   11/15/05        945        988,375
    4.250%                                   08/15/13        110        107,413
                                                                   ------------
                                                                      1,095,788
                                                                   ------------
TOTAL U.S. TREASURY OBLIGATIONS
  (Cost $2,533,072)                                                   2,449,942
                                                                   ------------
COMMERCIAL PAPER -- 0.8%
Bishop's Gate Residential Mortgage Trust
    1.420%                                   07/07/04        250        249,941
Park Avenue Receivables Corp.
    1.400%                                   07/02/04        250        249,990
                                                                   ------------
TOTAL COMMERCIAL PAPER
  (Cost $499,931)                                                       499,931
                                                                   ------------


                                                        SHARES
                                                       ---------
TEMPORARY INVESTMENTS -- 4.2%
Dreyfus Cash Management Plus #719                        996,932        996,932
Goldman Sachs Financial Square
  Money Market Portfolio                               1,656,955      1,656,955
                                                                   ------------
TOTAL TEMPORARY INVESTMENTS
  (Cost $2,653,887)                                                   2,653,887
                                                                   ------------


  COUPON                                                    PAR
   RATE                                      MATURITY      (000)      VALUE+
----------                                   --------      -----   ------------
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED -- 19.2%
CERTIFICATES OF DEPOSIT -- 2.5%
Banco Santander S.A.
    1.125%                                   06/07/05     $1,199   $  1,198,973
Canadian Imperial Bank
    1.285%                                   01/31/05        222        221,817
Societe Generale
    1.171%                                   06/14/05        146        146,440
                                                                   ------------
                                                                      1,567,230
                                                                   ------------
COMMERCIAL PAPER -- 1.6%
Concord Minuteman Capital Co., L.L.C.
    1.120%                                   07/08/04        120        119,665
    1.230%                                   07/12/04        872        870,766
Grampian Funding, L.L.C.
    1.200%                                   07/13/04         45         44,492
                                                                   ------------
                                                                      1,034,923
                                                                   ------------
TIME DEPOSITS -- 3.0%
Chase Manhattan Bank
    1.250%                                   07/01/04        475        474,939
HSH Nordbank A.G.
    1.470%                                   07/01/04        697        697,443
Nordea Bank AB
    1.460%                                   07/01/04        697        697,443
                                                                   ------------
                                                                      1,869,825
                                                                   ------------
VARIABLE RATE OBLIGATIONS -- 12.1%
Bank of America N.A.
    1.050%                                   09/20/04         49         48,982
ForeningsSparbanken AB
    1.198%                                   01/18/05        883        882,973
Merrill Lynch & Co., Inc. Master Notes
    1.630%                                   07/01/04        697        697,443
    1.630%                                   07/08/04         89         88,609
    1.630%                                   07/14/04        494        493,816
    1.630%                                   07/28/04        260        259,533
Morgan Stanley
    1.000%                                   07/16/04        596        595,560
    1.000%                                   03/24/05        208        207,986
Natexis Banques
    1.600%                                   12/13/04      1,440      1,439,951
    1.547%                                   01/19/05      1,170      1,169,445
Societe Generale
    1.575%                                   12/08/04        726        726,315
Westdeutsche Landesbank A.G.
    1.300%                                   09/29/04        934        933,951
    1.130%                                   10/12/04         66         66,205
                                                                   ------------
                                                                      7,610,769
                                                                   ------------
TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED
  (Cost $12,082,747)                                                 12,082,747
                                                                   ------------
TOTAL INVESTMENTS -- 122.9%
  (Cost $70,868,215)                                                 77,252,883
                                                                   ------------


                       See Notes to Financial Statements.

                          HARRIS INSIGHT BALANCED FUND
                       STATEMENT OF NET ASSETS (CONTINUED)
                            JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
                                                                       VALUE+
                                                                   ------------
OTHER ASSETS AND LIABILITIES -- (22.9%)
Dividends receivable and other assets                              $    287,951
Receivable for securities sold                                        1,288,659
Receivable for capital stock sold                                        40,189
Payable upon return of collateral on securities loaned              (12,082,747)
Payable for securities purchased                                     (3,887,162)
Payable for capital stock redeemed                                       (1,409)
Investment advisory fee payable                                         (23,369)
Administration fees payable                                              (9,111)
Service plan fees payable                                                (1,098)
Accrued expenses                                                        (16,029)
                                                                   ------------
                                                                    (14,404,126)
                                                                   ------------
NET ASSETS -- 100.0%
Applicable to 4,245,771 Institutional Shares,
  195,723 N Shares, 46,077 A Shares, and
  39,075 B Shares of beneficial interest
  outstanding, $.001 par value (indefinite
  number of shares has been authorized for
  each class of shares of the Fund) (Note 8)                       $ 62,848,757
                                                                   ============
NET ASSET VALUE, OFFERING, AND REDEMPTION
  PRICE PER INSTITUTIONAL SHARE
  ($58,952,662/4,245,771)                                                $13.89
                                                                         ======
NET ASSET VALUE, OFFERING, AND REDEMPTION
  PRICE PER N SHARE ($2,717,154/195,723)                                 $13.88
                                                                         ======
NET ASSET VALUE AND REDEMPTION
  PRICE PER A SHARE ($638,936/46,077)                                    $13.87
                                                                         ======
MAXIMUM PUBLIC OFFERING PRICE
  PER A SHARE ($13.87/0.945) (NOTE 5)                                    $14.68
                                                                         ======
NET ASSET VALUE, OFFERING, AND REDEMPTION
  PRICE (SUBJECT TO A MAXIMUM CONTINGENT
  DEFERRED SALES CHARGE OF 5.0%)
  PER B SHARE ($540,005/39,075) (NOTE 5)                                 $13.82
                                                                         ======

----------
The book basis and unrealized appreciation (depreciation) for all investments is as follows:

    Basis                                                           $70,868,215
                                                                    ===========
    Gross Appreciation                                              $ 7,339,754
    Gross Depreciation                                                 (955,086)
                                                                    -----------
    Net Appreciation                                                $ 6,384,668
                                                                    ===========
+ See Note 2a to the Financial Statements.
* Non-income producing security.
a Total or partial security on loan. At June 30, 2004, the total market value of the portfolio's securities on loan is $11,816,360, and the total market value of the collateral held by the portfolio is $12,082,747.
b Represents "to-be-announced" (TBA) transactions.
IO -- Interest Only Security.


                       See Notes to Financial Statements.

                         HARRIS INSIGHT CORE EQUITY FUND
                             STATEMENT OF NET ASSETS
                            JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
                                                          SHARES       VALUE+
                                                          ------   ------------
COMMON STOCK -- 99.6%
ALCOHOLIC BEVERAGES -- 0.9%
Anheuser-Busch Cos., Inc.                                 21,432   $  1,157,328
                                                                   ------------
AUTOMOBILES -- 1.2%
General Motors Corp. a                                    34,730      1,618,071
                                                                   ------------
BANKS -- 3.4%
U.S. Bancorp                                              74,420      2,051,015
Wachovia Corp.                                            44,100      1,962,450
Washington Mutual, Inc.                                   12,910        498,843
                                                                   ------------
                                                                      4,512,308
                                                                   ------------
BIOTECHNOLOGY -- 0.3%
Amgen, Inc.*                                               7,270        396,724
                                                                   ------------
CASINOS -- 0.4%
International Game Technology                             14,000        540,400
                                                                   ------------
CHEMICALS -- 1.4%
Monsanto Co.                                              27,400      1,054,900
Praxair, Inc.                                             20,500        818,155
                                                                   ------------
                                                                      1,873,055
                                                                   ------------
COMMERCIAL SERVICES & SUPPLIES -- 2.1%
Cendant Corp.                                            113,900      2,788,272
                                                                   ------------
COMMUNICATIONS EQUIPMENT -- 6.7%
Cisco Systems, Inc.*                                     197,895      4,690,111
Motorola, Inc.                                            82,000      1,496,500
Qualcomm, Inc.                                            38,000      2,773,240
                                                                   ------------
                                                                      8,959,851
                                                                   ------------
COMPUTERS & PERIPHERALS -- 2.0%
Dell, Inc.*                                               20,960        750,787
EMC Corp.*                                                94,900      1,081,860
International Business Machines Corp.                      9,610        847,122
                                                                   ------------
                                                                      2,679,769
                                                                   ------------
CONSTRUCTION & ENGINEERING -- 0.8%
NVR, Inc.* a                                               2,300      1,113,660
                                                                   ------------
DIVERSIFIED FINANCIALS -- 10.3%
Capital One Financial Corp. a                             10,612        725,648
Citigroup, Inc.                                           34,104      1,585,836
Countrywide Financial Corp.                               37,499      2,634,305
J.P. Morgan Chase & Co.                                   72,000      2,791,440
Lehman Brothers Holdings, Inc.                            34,200      2,573,550
Merrill Lynch & Co., Inc.                                 26,600      1,435,868
Moody's Corp.                                             19,900      1,286,734
Morgan Stanley                                            11,600        612,132
                                                                   ------------
                                                                     13,645,513
                                                                   ------------
DIVERSIFIED TELECOMMUNICATIONS SERVICES -- 2.4%
SBC Communications, Inc.                                  21,058        510,656
Sprint Corp. (FON Group)                                 149,600      2,632,960
                                                                   ------------
                                                                      3,143,616
                                                                   ------------
ELECTRIC UTILITIES -- 1.5%
Southern Co. a                                            69,080      2,013,682
                                                                   ------------


                                                          SHARES       VALUE+
                                                          ------   ------------
COMMON STOCK (CONTINUED)
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 0.6%
Avnet, Inc.*                                              33,000   $    749,100
                                                                   ------------
FOOD & DRUG RETAILING -- 2.1%
CVS Corp.                                                 38,600      1,621,972
Wal-Mart Stores, Inc.                                     22,625      1,193,695
                                                                   ------------
                                                                      2,815,667
                                                                   ------------
FOOD PRODUCTS -- 1.5%
Archer-Daniels-Midland Co.                               117,300      1,968,294
                                                                   ------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 6.5%
Beckman Coulter, Inc. a                                   31,760      1,937,360
Boston Scientific Corp.*                                  31,400      1,343,920
Guidant Corp.                                             20,900      1,167,892
Stryker Corp.                                             20,800      1,144,000
Zimmer Holdings, Inc.*                                    34,300      3,025,260
                                                                   ------------
                                                                      8,618,432
                                                                   ------------
HEALTH CARE PROVIDERS & SERVICES -- 2.8%
Caremark Rx, Inc.* a                                      38,943      1,282,782
Humana, Inc.*                                             80,400      1,358,760
Invitrogen Corp.* a                                       15,900      1,144,641
                                                                   ------------
                                                                      3,786,183
                                                                   ------------
HOTELS, RESTAURANTS & LEISURE -- 2.6%
Starbucks Corp.* a                                        18,450        802,206
Yum! Brands, Inc.*                                        69,900      2,601,678
                                                                   ------------
                                                                      3,403,884
                                                                   ------------
HOUSEHOLD DURABLES -- 1.5%
D.R. Horton, Inc.                                         45,100      1,280,840
Harman International Industries, Inc.                      8,300        755,300
                                                                   ------------
                                                                      2,036,140
                                                                   ------------
HOUSEHOLD PRODUCTS -- 2.5%
Procter & Gamble Co.                                      60,140      3,274,022
                                                                   ------------
INDUSTRIAL CONGLOMERATES -- 4.5%
General Electric Co.                                     119,052      3,857,285
3M Co.                                                    24,200      2,178,242
                                                                   ------------
                                                                      6,035,527
                                                                   ------------
INSURANCE -- 5.5%
AFLAC, Inc.                                               12,129        494,984
American International Group, Inc.                         8,938        637,101
Fidelity National Financial, Inc.                         36,165      1,350,401
MetLife, Inc.                                            105,100      3,767,835
Prudential Financial, Inc.                                22,100      1,026,987
                                                                   ------------
                                                                      7,277,308
                                                                   ------------
MACHINERY -- 3.0%
Danaher Corp. a                                           48,600      2,519,910
Deere & Co.                                               20,500      1,437,870
                                                                   ------------
                                                                      3,957,780
                                                                   ------------
MEDIA -- 0.4%
Viacom, Inc. Class B                                      14,620        522,226
                                                                   ------------


                       See Notes to Financial Statements.

                         HARRIS INSIGHT CORE EQUITY FUND
                       STATEMENT OF NET ASSETS (CONTINUED)
                            JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
                                                          SHARES       VALUE+
                                                          ------   ------------
COMMON STOCK (CONTINUED)
METALS & MINING -- 0.9%
Alcoa, Inc.                                               20,000   $    660,600
Freeport-McMoRan Copper & Gold, Inc.
  Class B a                                               14,800        490,620
                                                                   ------------
                                                                      1,151,220
                                                                   ------------
MULTILINE RETAIL -- 0.5%
Nordstrom, Inc.                                           14,200        605,062
                                                                   ------------
OIL & GAS -- 8.6%
ConocoPhillips                                             7,500        572,175
Exxon Mobil Corp.                                        109,190      4,849,128
Marathon Oil Corp.                                       111,375      4,214,430
Occidental Petroleum Corp.                                13,900        672,899
Valero Energy Corp.                                       14,900      1,099,024
                                                                   ------------
                                                                     11,407,656
                                                                   ------------
PERSONAL PRODUCTS -- 2.5%
Avon Products, Inc.                                       71,000      3,275,940
                                                                   ------------
PHARMACEUTICALS -- 4.0%
Abbott Laboratories                                       14,700        599,172
American Pharmaceutical Partners, Inc.* a                 16,800        510,384
Bristol-Myers Squibb Co.                                  17,000        416,500
Forest Laboratories, Inc.*                                48,800      2,763,544
Pfizer, Inc.                                              28,770        986,236
                                                                   ------------
                                                                      5,275,836
                                                                   ------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS -- 1.7%
Intel Corp.                                               60,705      1,675,458
International Rectifier Corp.*                            14,000        579,880
                                                                   ------------
                                                                      2,255,338
                                                                   ------------
SOFTWARE -- 5.0%
Microsoft Corp.                                          127,060      3,628,834
Oracle Corp.*                                            250,400      2,987,272
                                                                   ------------
                                                                      6,616,106
                                                                   ------------
SPECIALTY RETAIL -- 5.4%
Chico's FAS, Inc.* a                                      53,100      2,397,996
Home Depot, Inc.                                          58,600      2,062,720
Lowe's Cos., Inc.                                         38,300      2,012,665
Staples, Inc.                                             21,900        641,889
                                                                   ------------
                                                                      7,115,270
                                                                   ------------
TEXTILES & APPAREL -- 2.6%
Coach, Inc.*                                              63,300      2,860,527
Nike, Inc. Class B                                         8,500        643,875
                                                                   ------------
                                                                      3,504,402
                                                                   ------------
WIRELESS TELECOMMUNICATIONS SERVICES -- 1.5%
Nextel Communications, Inc. Class A*                      52,200      1,391,652
Vodafone Group P.L.C. ADR a                               28,800        636,480
                                                                   ------------
                                                                      2,028,132
                                                                   ------------
TOTAL COMMON STOCK
  (Cost $113,272,821)                                               132,121,774
                                                                   ------------


                                                          SHARES       VALUE+
                                                          ------   ------------
TEMPORARY INVESTMENTS -- 0.5%
Dreyfus Cash Management Plus #719                        144,905   $    144,905
Goldman Sachs Financial Square
  Money Market Portfolio                                 576,835        576,835
                                                                   ------------
TOTAL TEMPORARY INVESTMENTS
  (Cost $721,740)                                                       721,740
                                                                   ------------


  COUPON                                                    PAR
   RATE                                      MATURITY      (000)
----------                                   --------     ------
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED -- 11.1%
CERTIFICATES OF DEPOSIT -- 1.5%
Fortis Bank
    2.055%                                   06/08/05     $  231        231,326
Westdeutsche Landsbank A.G.
    1.500%                                   01/10/05      1,785      1,784,575
                                                                   ------------
                                                                      2,015,901
                                                                   ------------
TIME DEPOSITS -- 1.5%
Chase Manhattan Bank
    1.250%                                   07/01/04        585        584,761
HSH Nordbank A.G.
    1.470%                                   07/01/04        729        729,497
Nordea Bank AB
    1.460%                                   07/01/04        729        729,497
                                                                   ------------
                                                                      2,043,755
                                                                   ------------
VARIABLE RATE OBLIGATIONS -- 8.1%
Bank of America N.A.
    1.050%                                   09/20/04         78         78,232
ForeningsSparbanken AB
    1.198%                                   01/18/05         83         83,364
Merrill Lynch & Co., Inc. Master Notes
    1.630%                                   07/01/04        729        729,497
    1.630%                                   07/08/04      1,531      1,530,974
    1.630%                                   07/28/04        395        394,896
Morgan Stanley
    1.580%                                   03/24/05         21         20,889
Natexis Banques
    1.547%                                   01/19/05        420        419,851
Societe Generale
    1.575%                                   12/08/04      3,904      3,903,654
Westdeutsche Landesbank A.G.
    1.250%                                   09/23/04        763        763,051
    1.300%                                   09/29/04      1,850      1,849,770
    1.130%                                   10/12/04        934        933,891
                                                                   ------------
                                                                     10,708,069
                                                                   ------------
TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED
  (Cost $14,767,725)                                                 14,767,725
                                                                   ------------
TOTAL INVESTMENTS -- 111.2%
  (Cost $128,762,286)                                               147,611,239
                                                                   ------------


                       See Notes to Financial Statements.
48

                         HARRIS INSIGHT CORE EQUITY FUND
                       STATEMENT OF NET ASSETS (CONTINUED)
                            JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
                                                                      VALUE+
                                                                   ------------

OTHER ASSETS AND LIABILITIES -- (11.2%)
Dividends receivable and other assets                              $    109,078
Payable upon return of collateral on securities loaned              (14,767,725)
Payable for securities purchased                                       (130,222)
Payable for capital stock redeemed                                      (10,276)
Investment advisory fee payable                                         (75,771)
Administration fees payable                                             (18,972)
Service plan fees payable                                                (1,111)
Accrued expenses                                                        (11,790)
                                                                   ------------
                                                                    (14,906,789)
                                                                   ------------
NET ASSETS -- 100.0%
Applicable to 6,160,869 Institutional Shares,
  211,661 N Shares, 26,441 A Shares, and
  7,228.242 B Shares of beneficial interest
  outstanding, $.001 par value (indefinite
  number of shares has been authorized for
  each class of shares of the Fund) (Note 8)                       $132,704,450
                                                                   ============
NET ASSET VALUE, OFFERING, AND REDEMPTION
  PRICE PER INSTITUTIONAL SHARE
  ($127,683,526/6,160,869)                                               $20.72
                                                                         ======
NET ASSET VALUE, OFFERING, AND REDEMPTION
  PRICE PER N SHARE ($4,333,938/211,661)                                 $20.48
                                                                         ======
NET ASSET VALUE AND REDEMPTION PRICE
  PER A SHARE ($541,807/26,441)                                          $20.49
                                                                         ======
MAXIMUM PUBLIC OFFERING PRICE
  PER A SHARE ($20.49/0.945) (NOTE 5)                                    $21.68
                                                                         ======
NET ASSET VALUE, OFFERING, AND REDEMPTION
  PRICE (SUBJECT TO A MAXIMUM CONTINGENT
  DEFERRED SALES CHARGE OF 5.0%)
  PER B SHARE ($145,179/7,228.242) (NOTE 5)                              $20.08
                                                                         ======

----------
The book basis and unrealized appreciation (depreciation) for all investments is as follows:

    Basis                                                          $128,762,286
                                                                   ============
    Gross Appreciation                                             $ 21,529,051
    Gross Depreciation                                               (2,680,098)
                                                                   ------------
    Net Appreciation                                               $ 18,848,953
                                                                   ============

+ See Note 2a to the Financial Statements.
* Non-income producing security.
a Total or partial security on loan. At June 30, 2004, the total market value of the portfolio's securities on loan is $14,501,311, and the total market value of the collateral held by the portfolio is $14,767,725.
ADR -- American Depositary Receipt.

                       See Notes to Financial Statements.

                      HARRIS INSIGHT EMERGING MARKETS FUND
                             STATEMENT OF NET ASSETS
                            JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
                                                        SHARES         VALUE+
                                                      ----------   ------------
COMMON STOCK -- 97.8%
ARGENTINA -- 1.7%
Tenaris S.A. ADR                                         150,471   $  4,927,925
                                                                   ------------
BRAZIL -- 9.3%
Companhia Vale do Rio Doce ADR                           159,000      6,216,900
Empresa Brasileira de Aeronautica S.A.
  ADR                                                    199,781      5,711,739
Petroleo Brasileiro S.A. ADR                             315,000      8,842,050
Telesp Celular Participacoes S.A.*                       720,000      5,673,600
                                                                   ------------
                                                                     26,444,289
                                                                   ------------
CHILE -- 1.1%
Enersis S.A. ADR*                                        507,000      3,021,720
                                                                   ------------
CHINA -- 5.3%
Beijing Datang Power Generation Co.,
  Ltd.                                                 6,132,000      4,756,353
China Mobile, Ltd.                                     1,957,000      5,921,331
Denway Motors, Ltd.                                   10,796,000      3,910,190
Ping An Insurance (Group) Co. of China,
  Ltd.*                                                  372,000        505,552
                                                                   ------------
                                                                     15,093,426
                                                                   ------------
CROATIA -- 1.0%
Pliva D.D. Series 144A GDR                               191,500      2,843,775
                                                                   ------------
HONG KONG -- 8.3%
HSBC Holdings P.L.C.                                     377,092      5,680,698
Hutchison Whampoa, Ltd.                                1,294,600      8,838,361
Johnson Electric Holdings, Ltd.                        9,069,000      9,243,641
                                                                   ------------
                                                                     23,762,700
                                                                   ------------
HUNGARY -- 3.6%
Gedeon Richter Rt.                                        31,700      3,183,544
Magyar Tavkozlesi Rt. ADR                                174,000      3,533,940
OTP Bank Rt.                                             181,000      3,696,937
                                                                   ------------
                                                                     10,414,421
                                                                   ------------
INDIA -- 6.5%
Dr. Reddy's Laboratories, Ltd.                           283,500      4,534,767
Gujarat Ambuja Cements, Ltd.                             843,000      5,215,690
Hindustan Lever, Ltd.                                  1,033,000      2,860,270
Zee Telefilms, Ltd.                                    2,212,000      6,067,062
                                                                   ------------
                                                                     18,677,789
                                                                   ------------
INDONESIA -- 1.0%
PT Indonesian Satellite Corp. TBK                      6,785,000      2,904,507
                                                                   ------------
KOREA -- 20.7%
Hyundai Motor Co., Ltd.                                  134,000      5,154,738
Kookmin Bank ADR*                                        218,581      6,859,072
LG Chem, Ltd.                                            215,000      7,275,206
Samsung Electronics Co., Ltd. Series
  144A GDR                                                62,300     12,818,225
Samsung Fire & Marine Insurance Co.,
  Ltd.                                                   122,000      7,802,510


                                                        SHARES         VALUE+
                                                      ----------   ------------
COMMON STOCK (CONTINUED)
KOREA (CONTINUED)
Shinsegae Co., Ltd.                                       40,800   $  9,816,010
SK Telecom Co., Ltd. ADR                                 451,000      9,466,490
                                                                   ------------
                                                                     59,192,251
                                                                   ------------
MALAYSIA -- 1.0%
Maxis Communications BHD                               1,280,000      2,964,211
                                                                   ------------
MEXICO -- 10.9%
America Movil S.A. de C.V.-L ADR                         152,000      5,528,240
Cemex S.A. de C.V. ADR                                   289,059      8,411,617
Coca-Cola Femsa S.A. de C.V. ADR                         127,000      2,818,130
Grupo Financiero Banorte S.A. de C.V.*                 1,717,000      6,072,698
Kimberly-Clark de Mexico S.A. de C.V.-A                1,313,400      3,575,892
Telefonos de Mexico S.A. de C.V. ADR                     137,900      4,587,933
                                                                   ------------
                                                                     30,994,510
                                                                   ------------
RUSSIA -- 4.9%
Lukoil Holding ADR                                        57,000      5,996,400
Norilsk Nickel Mining and Metallurgical
  Co. ADR*                                                46,600      2,586,300
Wimm-Bill-Dann Foods ADR*                                241,600      3,370,320
YUKOS ADR                                                 61,400      1,952,520
                                                                   ------------
                                                                     13,905,540
                                                                   ------------
SINGAPORE -- 4.4%
DBS Group Holdings, Ltd.                               1,035,590      8,657,723
Singapore Airlines, Ltd.                                 590,000      3,836,396
                                                                   ------------
                                                                     12,494,119
                                                                   ------------
SOUTH AFRICA -- 6.6%
Nedcor, Ltd.                                             369,958      3,674,419
Old Mutual P.L.C                                       3,852,000      7,317,414
Standard Bank Group, Ltd.                              1,126,000      7,793,955
                                                                   ------------
                                                                     18,785,788
                                                                   ------------
TAIWAN -- 8.8%
Asustek Computer, Inc.                                 2,461,000      5,596,507
Chinatrust Financial Holding Co., Ltd.                 7,532,695      8,397,029
President Chain Store Corp.                            2,545,356      4,804,700
Taiwan Semiconductor Manufacturing
  Co., Ltd.*                                           4,474,980      6,438,438
                                                                   ------------
                                                                     25,236,674
                                                                   ------------
THAILAND -- 1.0%
Advanced Information Service Public
  Co., Ltd.**                                          1,300,000      2,829,889
                                                                   ------------
TURKEY -- 1.7%
Haci Omer Sabanci Holding A.S.                     1,656,902,000      4,912,647
                                                                   ------------
TOTAL COMMON STOCK
  (Cost $243,707,579)                                               279,406,181
                                                                   ------------


                       See Notes to Financial Statements.
50

                      HARRIS INSIGHT EMERGING MARKETS FUND
                       STATEMENT OF NET ASSETS (CONTINUED)
                            JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
  COUPON                                                   PAR
   RATE                                      MATURITY     (000)       VALUE+
----------                                   --------     ------   ------------
U.S. TREASURY OBLIGATIONS -- 1.5%
U.S. Treasury Bills
    1.080%                                   09/16/04     $4,000   $  3,989,392
    1.140%                                   09/16/04        115        114,695
                                                                   ------------
TOTAL U.S. TREASURY OBLIGATIONS
  (Cost $4,105,480)                                                   4,104,087
                                                                   ------------


                                                          SHARES
                                                          ------
TEMPORARY INVESTMENTS -- 0.0%
BlackRock Provident Institutional
  Funds - TempCash
  (Cost $1,094)                                            1,094          1,094
                                                                   ------------
CURRENCY -- 0.0%
Taiwanese Dollar
  (Cost $60,666)                                          20,347         60,486
                                                                   ------------
TOTAL INVESTMENTS -- 99.3%
  (Cost $247,874,819)                                               283,571,848
                                                                   ------------
OTHER ASSETS AND LIABILITIES -- 0.7%
Dividends receivable and other assets                                   882,341
Receivable for securities sold                                        2,547,717
Receivable for capital stock sold                                        96,452
Payable for securities purchased                                       (127,490)
Payable for capital stock redeemed                                     (814,906)
Investment advisory fee payable                                        (294,848)
Administration fees payable                                             (35,755)
Service plan fees payable                                                  (472)
Accrued expenses                                                        (95,348)
Other Liabilities                                                       (32,988)
                                                                   ------------
                                                                      2,124,703
                                                                   ------------
NET ASSETS -- 100.0%
Applicable to 28,961,561 Institutional Shares,
  207,024 N Shares, and 34,921 A Shares of
  beneficial interest outstanding, $.001 par
  value (indefinite number of shares has been
  authorized for each class of shares of the
  Fund) (Note 8)                                                   $285,696,551
                                                                   ============


NET ASSET VALUE, OFFERING, AND REDEMPTION
  PRICE PER INSTITUTIONAL SHARE
  ($283,352,581/28,961,561)                                              $ 9.78
                                                                         ======
NET ASSET VALUE, OFFERING, AND REDEMPTION
  PRICE PER N SHARE ($2,005,970/207,024)                                 $ 9.69
                                                                         ======
NET ASSET VALUE AND REDEMPTION
  PRICE PER A SHARE ($338,000/34,921)                                    $ 9.68
                                                                         ======
MAXIMUM PUBLIC OFFERING PRICE
  PER A SHARE ($9.68/0.945) (NOTE 5)                                     $10.24
                                                                         ======

----------
The book basis and unrealized appreciation (depreciation) for all investments is as follows:

    Basis                                                          $247,874,819
                                                                   ============
    Gross Appreciation                                             $ 46,089,806
    Gross Depreciation                                              (10,392,777)
                                                                   ------------
    Net Appreciation                                               $ 35,697,029
                                                                   ============

+  See Note 2a to the Financial Statements.
*  Non-income producing security.
** Security fair valued using methods determined in good faith by the Pricing
   Committee of the Board of Trustees.
ADR -- American Depositary Receipt.
GDR -- Global Depositary Receipt.
144A -- Security that may be resold to "qualified institutional buyers" under Rule 144A or security offered pursuant to section 4(2) of the Securities Act of 1933, as amended.


                       See Notes to Financial Statements.

                      HARRIS INSIGHT EMERGING MARKETS FUND
                  STATEMENT OF NET ASSETS BY SECTOR ALLOCATION
                            JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

Aerospace & Defense                                2.0%
Airlines                                           1.3%
Automobiles                                        3.2%
Banks                                             17.7%
Beverages                                          1.0%
Chemicals                                          2.5%
Computers & Peripherals                            2.0%
Construction Materials                             4.8%
Diversified Financials                             1.7%
Diversified Telecommunications Services            3.8%
Electric Utilities                                 2.7%
Electrical Equipment                               3.2%
Energy Equipment & Services                        1.7%
Food & Drug Retailing                              1.7%
Food Products                                      1.2%
Household Products                                 2.2%
Industrial Conglomerates                           3.1%
Insurance                                          5.4%
Media                                              2.1%
Metals & Mining                                    3.1%
Multiline Retail                                   3.4%
Oil & Gas                                          5.9%
Pharmaceuticals                                    3.7%
Semiconductor Equipment & Products                 6.7%
Wireless Telecommunication Services               11.3%
Cash, Cash Equivalents & Other Assets              2.6%


                       See Notes to Financial Statements.
52

                           HARRIS INSIGHT EQUITY FUND
                             STATEMENT OF NET ASSETS
                            JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
                                                         SHARES        VALUE+
                                                        --------   ------------
COMMON STOCK -- 98.7%
AEROSPACE & DEFENSE -- 0.5%
Precision Castparts Corp.                                 20,400   $  1,115,676
                                                                   ------------
AUTO COMPONENTS -- 1.9%
American Axle & Manufacturing Holdings,
  Inc.*                                                   53,100      1,930,716
Lear Corp.                                                43,800      2,583,762
                                                                   ------------
                                                                      4,514,478
                                                                   ------------
AUTOMOBILES -- 2.0%
General Motors Corp. a                                   100,400      4,677,636
                                                                   ------------
BANKS -- 14.6%
Bank of America Corp.                                     21,000      1,777,020
Banknorth Group, Inc.                                     60,000      1,948,800
Hibernia Corp. Class A                                   207,300      5,037,390
Huntington Bancshares, Inc. a                            165,900      3,799,110
Southtrust Corp.                                         190,900      7,408,829
Sovereign Bancorp, Inc. a                                279,000      6,165,900
U.S. Bancorp                                             237,300      6,539,988
Wachovia Corp.                                            14,350        638,575
Washington Mutual, Inc. a                                 40,500      1,564,920
                                                                   ------------
                                                                     34,880,532
                                                                   ------------
CASINOS -- 1.7%
Caesars Entertainment, Inc.*                             277,200      4,158,000
                                                                   ------------
COMMERCIAL SERVICES & SUPPLIES -- 6.8%
Cendant Corp.                                            228,200      5,586,336
Dun & Bradstreet Corp.*                                   66,200      3,568,842
Manpower, Inc.                                            25,400      1,289,558
Republic Services, Inc.                                  199,500      5,773,530
                                                                   ------------
                                                                     16,218,266
                                                                   ------------
COMMUNICATIONS EQUIPMENT -- 1.4%
Cisco Systems, Inc.*                                      60,800      1,440,960
Harris Corp.                                              36,100      1,832,075
                                                                   ------------
                                                                      3,273,035
                                                                   ------------
COMPUTERS & PERIPHERALS -- 2.8%
Dell, Inc.*                                               41,000      1,468,620
EMC Corp.*                                                82,200        937,080
Hewlett-Packard Co.                                      207,400      4,376,140
                                                                   ------------
                                                                      6,781,840
                                                                   ------------
DIVERSIFIED FINANCIALS -- 6.0%
Capital One Financial Corp. a                             44,900      3,070,262
Citigroup, Inc.                                          173,390      8,062,635
J.P. Morgan Chase & Co.                                   81,000      3,140,370
                                                                   ------------
                                                                     14,273,267
                                                                   ------------
DIVERSIFIED TELECOMMUNICATIONS SERVICES -- 3.2%
AT&T Corp.                                                75,800      1,108,954
Sprint Corp. (FON Group)                                 369,400      6,501,440
                                                                   ------------
                                                                      7,610,394
                                                                   ------------


                                                         SHARES        VALUE+
                                                        --------   ------------
COMMON STOCK (CONTINUED)
ELECTRIC UTILITIES -- 6.1%
Entergy Corp.                                             49,300   $  2,761,293
Exelon Corp.                                             129,300      4,304,397
TXU Corp. a                                               68,800      2,787,088
Xcel Energy, Inc. a                                      279,100      4,663,761
                                                                   ------------
                                                                     14,516,539
                                                                   ------------
ELECTRICAL EQUIPMENT -- 1.0%
AMETEK, Inc.                                              48,100      1,486,290
Energizer Holdings, Inc.*                                 20,800        936,000
                                                                   ------------
                                                                      2,422,290
                                                                   ------------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 3.9%
Flextronics International, Ltd.* a                       263,000      4,194,850
PerkinElmer, Inc.                                        147,400      2,953,896
Sanmina-SCI Corp.*                                       225,500      2,052,050
                                                                   ------------
                                                                      9,200,796
                                                                   ------------
FOOD PRODUCTS -- 3.8%
Campbell Soup Co. a                                      176,200      4,736,256
Dean Foods Co.*                                          116,550      4,348,480
                                                                   ------------
                                                                      9,084,736
                                                                   ------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 2.8%
Bausch & Lomb, Inc.                                       17,900      1,164,753
Beckman Coulter, Inc. a                                   88,700      5,410,700
                                                                   ------------
                                                                      6,575,453
                                                                   ------------
HEALTH CARE PROVIDERS & SERVICES -- 3.6%
Caremark Rx, Inc.*                                        52,806      1,739,430
Cigna Corp.                                               16,500      1,135,365
Humana, Inc.*                                            142,450      2,407,405
Invitrogen Corp.* a                                       26,500      1,907,735
PacifiCare Health Systems, Inc.* a                        36,800      1,422,688
                                                                   ------------
                                                                      8,612,623
                                                                   ------------
HOTELS, RESTAURANTS & LEISURE -- 2.5%
Ruby Tuesday, Inc.                                        40,800      1,119,960
Yum! Brands, Inc.*                                       132,800      4,942,816
                                                                   ------------
                                                                      6,062,776
                                                                   ------------
HOUSEHOLD DURABLES -- 0.5%
Centex Corp.                                              26,100      1,194,075
                                                                   ------------
INDUSTRIAL CONGLOMERATES -- 3.3%
General Electric Co.                                     243,300      7,882,920
                                                                   ------------
INSURANCE -- 10.2%
AFLAC, Inc.                                               34,800      1,420,188
Allstate Corp.                                           102,600      4,776,030
AmerUs Group Co. a                                        38,800      1,606,320
Fidelity National Financial, Inc.                         45,280      1,690,755
Hartford Financial Services Group, Inc.                   18,500      1,271,690
MetLife, Inc.                                            182,000      6,524,700
Protective Life Corp.                                     49,900      1,929,633
Prudential Financial, Inc.                                60,450      2,809,112
Safeco Corp.                                              55,800      2,455,200
                                                                   ------------
                                                                     24,483,628
                                                                   ------------


                       See Notes to Financial Statements.

                           HARRIS INSIGHT EQUITY FUND
                       STATEMENT OF NET ASSETS (CONTINUED)
                            JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
                                                         SHARES        VALUE+
                                                        --------   ------------
COMMON STOCK (CONTINUED)
IT CONSULTING & SERVICES -- 3.2%
Accenture, Ltd. Class A*                                 129,000   $  3,544,920
Computer Sciences Corp.*                                  89,900      4,174,057
                                                                   ------------
                                                                      7,718,977
                                                                   ------------
MEDIA -- 0.8%
Time Warner, Inc.*                                       115,400      2,028,732
                                                                   ------------
METALS & MINING -- 0.9%
Phelps Dodge Corp.                                        13,800      1,069,638
United States Steel Corp. a                               32,700      1,148,424
                                                                   ------------
                                                                      2,218,062
                                                                   ------------
MULTILINE RETAIL -- 0.6%
Saks, Inc.*                                               89,500      1,342,500
                                                                   ------------
OIL & GAS -- 10.9%
ConocoPhillips                                            80,100      6,110,829
Exxon Mobil Corp.                                        180,400      8,011,564
Marathon Oil Corp.                                       118,500      4,484,040
Valero Energy Corp.                                       55,700      4,108,432
XTO Energy, Inc.                                         108,800      3,241,152
                                                                   ------------
                                                                     25,956,017
                                                                   ------------
ROAD & RAIL -- 0.8%
Burlington Northern Santa Fe Corp.                        53,900      1,890,273
                                                                   ------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS -- 0.4%
Intel Corp.                                               33,800        932,880
                                                                   ------------
SPECIALTY RETAIL -- 1.1%
Borders Group, Inc.                                       47,300      1,108,712
Foot Locker, Inc.                                         63,700      1,550,458
                                                                   ------------
                                                                      2,659,170
                                                                   ------------
WIRELESS TELECOMMUNICATIONS SERVICES -- 1.4%
Nextel Communications, Inc. Class A*                      56,700      1,511,622
Vodafone Group P.L.C. ADR a                               87,600      1,935,960
                                                                   ------------
                                                                      3,447,582
                                                                   ------------
TOTAL COMMON STOCK
  (Cost $203,645,317)                                               235,733,153
                                                                   ------------
TEMPORARY INVESTMENTS -- 1.3%
Dreyfus Cash Management Plus #719                         83,553         83,553
Goldman Sachs Financial Square
  Money Market Portfolio                               3,095,510      3,095,510
                                                                   ------------
TOTAL TEMPORARY INVESTMENTS
  (Cost $3,179,063)                                                   3,179,063
                                                                   ------------


  COUPON                                                   PAR
   RATE                                      MATURITY     (000)       VALUE+
----------                                   --------     ------   ------------
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED -- 13.9%
CERTIFICATES OF DEPOSIT -- 1.7%
Canadian Imperial Bank
    1.285%                                   01/31/05     $2,199   $  2,198,582
Fortis Bank
    2.055%                                   06/08/05      1,773      1,772,789
                                                                   ------------
                                                                      3,971,371
                                                                   ------------
COMMERCIAL PAPER -- 0.0%
Grampian Funding, L.L.C.
    1.200%                                   07/13/04         40         40,364
                                                                   ------------
TIME DEPOSITS -- 2.9%
Chase Manhattan Bank
    1.250%                                   07/01/04      1,852      1,851,810
HSH Nordbank A.G.
    1.470%                                   07/01/04      2,603      2,602,971
Nordea Bank AB
    1.460%                                   07/01/04      2,603      2,602,970
                                                                   ------------
                                                                      7,057,751
                                                                   ------------
VARIABLE RATE OBLIGATIONS -- 9.3%
ForeningsSparbanken AB
    1.198%                                   01/18/05      1,041      1,040,676
Merrill Lynch & Co., Inc. Master Notes
    1.630%                                   07/01/04      2,603      2,602,970
    1.630%                                   07/08/04      1,232      1,232,433
    1.630%                                   07/14/04      1,809      1,808,632
    1.630%                                   07/28/04         20         20,311
Natexis Banques
    1.600%                                   12/13/04        468        468,238
    1.547%                                   01/19/05      3,121      3,120,130
Societe Generale
    1.575%                                   12/08/04      1,842      1,842,196
Westdeutsche Landesbank A.G.
    1.250%                                   09/23/04         14         14,044
    1.300%                                   09/29/04      7,609      7,607,205
    1.130%                                   10/12/04      2,518      2,517,882
                                                                   ------------
                                                                     22,274,717
                                                                   ------------
TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED
  (Cost $33,344,203)                                                 33,344,203
                                                                   ------------
TOTAL INVESTMENTS -- 113.9%
  (Cost $240,168,583)                                               272,256,419
                                                                   ------------
OTHER ASSETS AND LIABILITIES -- (13.9%)
Dividends receivable and other assets                                   382,754
Receivable for capital stock sold                                         6,761
Payable upon return of collateral on securities loaned              (33,344,203)
Payable for capital stock redeemed                                     (163,390)
Investment advisory fee payable                                        (135,380)
Administration fees payable                                             (32,745)
Service plan fees payable                                                (3,052)
Accrued expenses                                                        (24,582)
                                                                   ------------
                                                                    (33,313,837)
                                                                   ------------


                       See Notes to Financial Statements.
54

                           HARRIS INSIGHT EQUITY FUND
                       STATEMENT OF NET ASSETS (CONTINUED)
                            JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
                                                                       VALUE+
                                                                   ------------
NET ASSETS -- 100.0%
Applicable to 18,696,907 Institutional Shares,
  1,016,073 N Shares, 29,509 A Shares, and
  50,086 B Shares of beneficial interest
  outstanding, $.001 par value (indefinite
  number of shares has been authorized for
  each class of shares of the Fund) (Note 8)                       $238,942,582
                                                                   ============
NET ASSET VALUE, OFFERING, AND REDEMPTION
  PRICE PER INSTITUTIONAL SHARE
  ($225,646,819/18,696,907)                                              $12.07
                                                                         ======
NET ASSET VALUE, OFFERING, AND REDEMPTION
  PRICE PER N SHARE ($12,338,758/1,016,073)                              $12.14
                                                                         ======
NET ASSET VALUE AND REDEMPTION PRICE
  PER A SHARE ($358,498/29,509)                                          $12.15
                                                                         ======
MAXIMUM PUBLIC OFFERING PRICE
  PER A SHARE ($12.15/0.945) (NOTE 5)                                    $12.86
                                                                         ======
NET ASSET VALUE, OFFERING, AND REDEMPTION
PRICE (SUBJECT TO A MAXIMUM CONTINGENT
  DEFERRED SALES CHARGE OF 5.0%)
  PER B SHARE ($598,507/50,086) (NOTE 5)                                 $11.95
                                                                         ======

----------
The book basis and unrealized appreciation (depreciation) for all investments is as follows:

    Basis                                                          $240,168,583
                                                                   ============
    Gross Appreciation                                             $ 34,489,319
    Gross Depreciation                                               (2,401,483)
                                                                   ------------
    Net Appreciation                                               $ 32,087,836
                                                                   ============

+ See Note 2a to the Financial Statements.
* Non-income producing security.
a Total or partial security on loan. At June 30, 2004, the total market value of the portfolio's securities on loan is $32,366,935, and the total market value of the collateral held by the portfolio is $33,344,203.
ADR -- American Depositary Receipt.

                       See Notes to Financial Statements.

                            HARRIS INSIGHT INDEX FUND
                             STATEMENT OF NET ASSETS
                            JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
                                                         SHARES        VALUE+
                                                        --------   ------------
COMMON STOCK -- 99.2%
AEROSPACE & DEFENSE -- 2.0%
Boeing Co.                                                28,400   $  1,450,956
General Dynamics Corp.                                     6,700        665,310
Goodrich Corp.                                             4,000        129,320
Honeywell International, Inc.                             28,900      1,058,607
Lockheed Martin Corp.                                     15,100        786,408
Northrop Grumman Holdings Corp.                           12,400        665,880
Raytheon Co.                                              15,100        540,127
Rockwell Collins, Inc.                                     6,000        199,920
United Technologies Corp.                                 17,300      1,582,604
                                                                   ------------
                                                                      7,079,132
                                                                   ------------
AIR FREIGHT & COURIERS -- 1.0%
FedEx Corp.                                               10,100        825,069
United Parcel Service Class B                             37,900      2,848,943
                                                                   ------------
                                                                      3,674,012
                                                                   ------------
AIRLINES -- 0.1%
Delta Air Lines, Inc.* a                                   4,200         29,904
Southwest Airlines Co.                                    26,600        446,082
                                                                   ------------
                                                                        475,986
                                                                   ------------
ALCOHOLIC BEVERAGES -- 0.4%
Anheuser-Busch Cos., Inc.                                 27,100      1,463,400
Coors Adolph Co. Class B a                                 1,300         94,042
                                                                   ------------
                                                                      1,557,442
                                                                   ------------
AUTO COMPONENTS -- 0.2%
Cooper Tire & Rubber Co.                                   2,500         57,500
Dana Corp.                                                 5,000         98,000
Delphi Automotive Systems Corp.                           18,900        201,852
Goodyear Tire & Rubber Co.* a                              5,900         53,631
Johnson Controls, Inc.                                     6,400        341,632
Visteon Corp. a                                            4,400         51,348
                                                                   ------------
                                                                        803,963
                                                                   ------------
AUTOMOBILES -- 0.7%
AutoNation, Inc.*                                          9,000        153,900
Ford Motor Co.                                            61,600        964,040
General Motors Corp. a                                    19,000        885,210
Harley-Davidson, Inc.                                      9,900        613,206
                                                                   ------------
                                                                      2,616,356
                                                                   ------------
BANKS -- 7.0%
AmSouth Bancorp                                           11,900        303,093
Bank of America Corp.                                     68,667      5,810,602
Bank of New York Co., Inc.                                26,200        772,376
Bank One Corp.                                            37,800      1,927,800
BB&T Corp.                                                18,900        698,733
Charter One Financial, Inc.                                7,500        331,425
Comerica, Inc.                                             5,800        318,304
Fifth Third Bancorp a                                     18,900      1,016,442
First Horizon National Corp.                               4,200        190,974
Golden West Financial Corp.                                5,100        542,385
Huntington Bancshares, Inc.                                7,700        176,330
KeyCorp a                                                 13,800        412,482
M&T Bank Corp.                                             4,000        349,200
Marshall & Ilsley Corp.                                    7,500        293,175
Mellon Financial Corp.                                    14,300        419,419


                                                         SHARES        VALUE+
                                                        --------   ------------
COMMON STOCK (CONTINUED)
BANKS (CONTINUED)
National City Corp.                                       20,900   $    731,709
North Fork Bancorp., Inc.                                  5,800        220,690
Northern Trust Corp.                                       7,400        312,872
PNC Financial Services Group, Inc.                         9,500        504,260
Regions Financial Corp.                                    7,400        270,470
Southtrust Corp.                                          11,100        430,791
Suntrust Banks, Inc.                                       9,500        617,405
Synovus Financial Corp.                                   10,300        260,796
U.S. Bancorp                                              63,800      1,758,328
Union Planters Corp.                                       6,400        190,784
Wachovia Corp.                                            44,300      1,971,350
Washington Mutual, Inc.                                   29,100      1,124,424
Wells Fargo & Co.                                         56,800      3,250,664
Zions Bancorp                                              3,000        184,350
                                                                   ------------
                                                                     25,391,633
                                                                   ------------
BEVERAGES -- 2.3%
Brown-Forman Corp. Class B                                 4,100        197,907
Coca-Cola Co.                                             82,000      4,139,360
Coca-Cola Enterprises, Inc. a                             15,800        458,042
Pepsi Bottling Group, Inc.                                 8,700        265,698
PepsiCo, Inc.                                             57,500      3,098,100
                                                                   ------------
                                                                      8,159,107
                                                                   ------------
BIOTECHNOLOGY -- 1.1%
Amgen, Inc.*                                              42,800      2,335,596
Biogen IDEC, Inc.* a                                      11,400        721,050
Chiron Corp.*                                              6,400        285,696
Genzyme Corp.*                                             7,600        359,708
MedImmune, Inc.*                                           8,400        196,560
                                                                   ------------
                                                                      3,898,610
                                                                   ------------
BUILDING PRODUCTS -- 0.1%
Crane Co. a                                                2,000         62,780
Masco Corp. a                                             14,700        458,346
                                                                   ------------
                                                                        521,126
                                                                   ------------
CASINOS -- 0.2%
Harrah's Entertainment, Inc.                               3,800        205,580
International Game Technology                             11,700        451,620
                                                                   ------------
                                                                        657,200
                                                                   ------------
CHEMICALS -- 1.5%
Air Products & Chemicals, Inc.                             7,700        403,865
Dow Chemical Co.                                          31,500      1,282,050
E.I. du Pont de Nemours & Co.                             33,700      1,496,954
Eastman Chemical Co.                                       2,600        120,198
Ecolab, Inc.                                               8,700        275,790
Engelhard Corp.                                            4,200        135,702
Great Lakes Chemical Corp.                                 1,700         46,002
Hercules, Inc.*                                            3,700         45,103
International Flavors & Fragrances, Inc.                   3,200        119,680
Monsanto Co.                                               8,900        342,650
P.P.G. Industries, Inc.                                    5,800        362,442
Praxair, Inc.                                             10,900        435,019
Rohm & Haas Co.                                            7,500        311,850
Sigma-Aldrich Corp.                                        2,300        137,103
                                                                   ------------
                                                                      5,514,408
                                                                   ------------


                       See Notes to Financial Statements.

                            HARRIS INSIGHT INDEX FUND
                       STATEMENT OF NET ASSETS (CONTINUED)
                            JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
                                                         SHARES        VALUE+
                                                        --------   ------------
COMMON STOCK (CONTINUED)
COMMERCIAL SERVICES & SUPPLIES -- 1.1%
Allied Waste Industries, Inc.*                            10,700   $    141,026
Apollo Group, Inc. Class A*                                5,900        520,911
Avery Dennison Corp.                                       3,700        236,837
Cendant Corp.                                             34,300        839,664
Cintas Corp.                                               5,800        276,486
Deluxe Corp.                                               1,700         73,950
Equifax, Inc.                                              4,600        113,850
H & R Block, Inc.                                          5,900        281,312
Pitney Bowes, Inc.                                         7,800        345,150
R.R. Donnelley & Sons Co.                                  7,300        241,046
Robert Half International, Inc.                            5,800        172,666
Waste Management, Inc.                                    19,500        597,675
                                                                   ------------
                                                                      3,840,573
                                                                   ------------
COMMUNICATIONS EQUIPMENT -- 3.1%
ADC Telecommunications, Inc.* a                           27,200         77,248
Andrew Corp.* a                                            5,400        108,054
Avaya, Inc.*                                              14,900        235,271
CIENA Corp.*                                              19,100         71,052
Cisco Systems, Inc.*                                     227,600      5,394,120
Comverse Technology, Inc.*                                 6,600        131,604
Corning, Inc.* a                                          46,200        603,372
JDS Uniphase Corp.*                                       48,500        183,815
Lucent Technologies, Inc.* a                             144,300        545,454
Motorola, Inc.                                            78,900      1,439,925
Qualcomm, Inc.                                            27,300      1,992,354
Scientific-Atlanta, Inc.                                   5,200        179,400
Tellabs, Inc.* a                                          14,000        122,360
                                                                   ------------
                                                                     11,084,029
                                                                   ------------
COMPUTERS & PERIPHERALS -- 3.6%
Apple Computer, Inc.*                                     12,800        416,512
Dell, Inc.*                                               84,900      3,041,118
EMC Corp.*                                                82,300        938,220
Gateway, Inc.*                                            12,500         56,250
Hewlett-Packard Co.                                      102,700      2,166,970
International Business Machines Corp.                     56,700      4,998,105
Lexmark International, Inc. Class A*                       4,400        424,732
NCR Corp.*                                                 3,200        158,688
Network Appliance, Inc.*                                  11,700        251,901
Sun Microsystems, Inc.*                                  112,000        486,080
                                                                   ------------
                                                                     12,938,576
                                                                   ------------
CONSTRUCTION & ENGINEERING -- 0.0%
Fluor Corp. a                                              2,800        133,476
                                                                   ------------
CONSTRUCTION MATERIALS -- 0.0%
Vulcan Materials Co.                                       3,400        161,670
                                                                   ------------
CONTAINERS & PACKAGING -- 0.2%
Ball Corp.                                                 1,900        136,895
Bemis Co., Inc.                                            3,600        101,700
Pactiv Corp.*                                              5,200        129,688
Sealed Air Corp.*                                          2,800        149,156
Temple Inland, Inc.                                        1,900        131,575
                                                                   ------------
                                                                        649,014
                                                                   ------------


                                                         SHARES        VALUE+
                                                        --------   ------------
COMMON STOCK (CONTINUED)
DISTRIBUTORS -- 0.1%
Genuine Parts Co.                                          5,900   $    234,112
                                                                   ------------
DIVERSIFIED FINANCIALS -- 8.1%
AMBAC Financial Group, Inc.                                3,600        264,384
American Express Co.                                      43,000      2,209,340
Bear Stearns Cos., Inc.                                    3,500        295,085
Capital One Financial Corp. a                              8,100        553,878
Charles Schwab Corp.                                      45,900        441,099
Citigroup, Inc.                                          174,100      8,095,650
Countrywide Financial Corp.                                9,450        663,863
E*TRADE Financial Corp.*                                  12,300        137,145
Equity Residential Properties Trust                        9,400        279,462
Fannie Mae                                                32,600      2,326,336
Federated Investors, Inc. Class B                          3,600        109,224
Franklin Resources, Inc.                                   8,400        420,672
Freddie Mac                                               23,200      1,468,560
Goldman Sachs Group, Inc.                                 16,200      1,525,392
J.P. Morgan Chase & Co.                                   70,100      2,717,777
Janus Capital Group, Inc.                                  8,100        133,569
Lehman Brothers Holdings, Inc.                             9,300        699,825
MBNA Corp.                                                43,000      1,108,970
Merrill Lynch & Co., Inc.                                 32,400      1,748,952
Moody's Corp.                                              5,000        323,300
Morgan Stanley                                            37,000      1,952,490
Principal Financial Group, Inc.                           10,700        372,146
Providian Financial Corp.*                                 9,800        143,766
SLM Corp. a                                               14,800        598,660
State Street Corp.                                        11,300        554,152
T. Rowe Price Group, Inc.                                  4,300        216,720
                                                                   ------------
                                                                     29,360,417
                                                                   ------------
DIVERSIFIED TELECOMMUNICATIONS SERVICES -- 2.8%
Alltel Corp.                                              10,400        526,448
AT&T Corp.                                                26,700        390,621
BellSouth Corp.                                           61,800      1,620,396
CenturyTel, Inc.                                           4,700        141,188
Citizens Communications Co.*                               9,700        117,370
Qwest Communications International, Inc.*                 60,100        215,759
SBC Communications, Inc.                                 111,500      2,703,875
Sprint Corp. (FON Group)                                  48,050        845,680
Verizon Communications, Inc.                              93,300      3,376,527
                                                                   ------------
                                                                      9,937,864
                                                                   ------------
ELECTRIC UTILITIES -- 2.4%
AES Corp.*                                                21,400        212,502
Allegheny Energy, Inc.* a                                  4,300         66,263
Ameren Corp.                                               6,100        262,056
American Electric Power Co., Inc. a                       13,300        425,600
Calpine Corp.* a                                          14,000         60,480
Centerpoint Energy, Inc. a                                10,300        118,450
Cinergy Corp.                                              6,100        231,800
CMS Energy Corp.*                                          5,500         50,215
Consolidated Edison, Inc.                                  8,100        322,056
Constellation Energy Group, Inc.                           5,700        216,030
Dominion Resources, Inc. a                                11,000        693,880
DTE Energy Co. a                                           5,800        235,132
Duke Energy Corp. a                                       30,800        624,932
Edison International                                      11,000        281,270


                       See Notes to Financial Statements.

                            HARRIS INSIGHT INDEX FUND
                       STATEMENT OF NET ASSETS (CONTINUED)
                            JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
                                                         SHARES        VALUE+
                                                        --------   ------------
COMMON STOCK (CONTINUED)
ELECTRIC UTILITIES (CONTINUED)
Entergy Corp.                                              7,800   $    436,878
Exelon Corp.                                              22,300        742,367
F.P.L. Group, Inc.                                         6,200        396,490
FirstEnergy Corp.                                         11,100        415,251
PG&E Corp.* a                                             14,100        393,954
Pinnacle West Capital Corp.                                3,100        125,209
PPL Corp.                                                  6,000        275,400
Progress Energy, Inc.                                      8,300        365,615
Public Service Enterprise Group, Inc.                      8,000        320,240
Southern Co.                                              24,800        722,920
Teco Energy, Inc.                                          6,300         75,537
TXU Corp. a                                               10,900        441,559
Xcel Energy, Inc.                                         13,400        223,914
                                                                   ------------
                                                                      8,736,000
                                                                   ------------
ELECTRICAL EQUIPMENT -- 0.4%
American Power Conversion Corp.                            6,700        131,655
Cooper Industries, Ltd. Class A                            3,100        184,171
Emerson Electric Co.                                      14,200        902,410
Power-One, Inc.* a                                         2,800         30,744
Rockwell International Corp.                               6,300        236,313
Thomas & Betts Corp.*                                      2,000         54,460
                                                                   ------------
                                                                      1,539,753
                                                                   ------------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 0.6%
Agilent Technologies, Inc.*                               16,200        474,336
Applera Corp.-Applied Biosystems Group                     6,800        147,900
Jabil Circuit, Inc.*                                       6,800        171,224
Millipore Corp.*                                           1,700         95,829
Molex, Inc.                                                6,400        205,312
PerkinElmer, Inc.                                          4,300         86,172
Sanmina-SCI Corp.*                                        17,500        159,250
Solectron Corp.*                                          32,400        209,628
Symbol Technologies, Inc.                                  7,900        116,446
Tektronix, Inc.                                            2,800         95,256
Thermo Electron Corp.*                                     5,600        172,144
Waters Corp.*                                              4,000        191,120
                                                                   ------------
                                                                      2,124,617
                                                                   ------------
ENERGY EQUIPMENT & SERVICES -- 0.8%
Baker Hughes, Inc.                                        11,200        421,680
BJ Services Co.*                                           5,400        247,536
Halliburton Co.                                           14,800        447,848
Nabors Industries, Ltd.*                                   5,000        226,100
Rowan Cos., Inc.*                                          3,600         87,588
Schlumberger, Ltd.                                        19,800      1,257,498
Transocean Sedco Forex, Inc.*                             10,800        312,552
                                                                   ------------
                                                                      3,000,802
                                                                   ------------
FOOD & DRUG RETAILING -- 3.4%
Albertson's, Inc. a                                       12,400        329,096
Costco Wholesale Corp.                                    15,500        636,585
CVS Corp.                                                 13,400        563,068
Kroger Co.*                                               25,000        455,000
Safeway, Inc.* a                                          15,000        380,100
SUPERVALU, Inc.                                            4,500        137,745
Sysco Corp.                                               21,500        771,205
Wal-Mart Stores, Inc.                                    144,400      7,618,544


                                                         SHARES        VALUE+
                                                        --------   ------------
COMMON STOCK (CONTINUED)
FOOD & DRUG RETAILING (CONTINUED)
Walgreen Co. a                                            34,500   $  1,249,245
Winn-Dixie Stores, Inc. a                                  4,800         34,560
                                                                   ------------
                                                                     12,175,148
                                                                   ------------
FOOD PRODUCTS -- 1.3%
Archer-Daniels-Midland Co.                                21,900        367,482
Campbell Soup Co. a                                       13,800        370,944
ConAgra Foods, Inc.                                       17,800        482,024
General Mills, Inc. a                                     12,700        603,631
H.J. Heinz Co.                                            11,900        466,480
Hershey Foods Corp.                                        8,700        402,549
Kellogg Co.                                               13,800        577,530
McCormick & Co., Inc.                                      4,600        156,400
Sara Lee Corp.                                            26,600        611,534
Wm. Wrigley Jr., Co. a                                     7,600        479,180
                                                                   ------------
                                                                      4,517,754
                                                                   ------------
GAS UTILITIES -- 0.3%
El Paso Corp. a                                           21,600        170,208
KeySpan Corp.                                              5,400        198,180
Kinder Morgan, Inc.                                        4,200        249,018
Nicor, Inc.                                                1,500         50,955
NiSource, Inc.                                             8,900        183,518
Peoples Energy Corp.                                       1,300         54,795
Sempra Energy                                              7,700        265,111
                                                                   ------------
                                                                      1,171,785
                                                                   ------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 2.1%
Bausch & Lomb, Inc.                                        1,800        117,126
Baxter International, Inc.                                20,600        710,906
Becton, Dickinson & Co.                                    8,500        440,300
Biomet, Inc.                                               8,600        382,184
Boston Scientific Corp.*                                  28,100      1,202,680
C.R. Bard, Inc.                                            3,500        198,275
Guidant Corp.                                             10,600        592,328
Medtronic, Inc.                                           40,800      1,987,776
St. Jude Medical, Inc.*                                    5,900        446,335
Stryker Corp.                                             13,500        742,500
Zimmer Holdings, Inc.* a                                   8,200        723,240
                                                                   ------------
                                                                      7,543,650
                                                                   ------------
HEALTH CARE PROVIDERS & SERVICES -- 2.0%
Aetna, Inc. a                                              5,100        433,500
AmerisourceBergen Corp.                                    3,800        227,164
Anthem, Inc.*                                              4,700        420,932
Cardinal Health, Inc.                                     14,500      1,015,725
Caremark Rx, Inc.*                                        15,400        507,276
Cigna Corp.                                                4,800        330,288
Express Scripts, Inc.*                                     2,600        205,998
HCA, Inc.a                                                16,300        677,917
Health Management Associates, Inc. Class A a               8,200        183,844
Humana, Inc.*                                              5,400         91,260
IMS Health, Inc.                                           7,900        185,176
Manor Care, Inc.                                           3,000         98,040
McKesson Corp.                                             9,900        339,867
Quest Diagnostics, Inc.                                    3,500        297,325
Tenet Healthcare Corp.*                                   15,700        210,537


                       See Notes to Financial Statements.
58

                            HARRIS INSIGHT INDEX FUND
                       STATEMENT OF NET ASSETS (CONTINUED)
                            JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
                                                         SHARES        VALUE+
                                                        --------   ------------
COMMON STOCK (CONTINUED)
HEALTH CARE PROVIDERS & SERVICES (CONTINUED)
UnitedHealth Group, Inc.                                  20,700   $  1,288,575
WellPoint Health Networks, Inc.*                           5,200        582,452
                                                                   ------------
                                                                      7,095,876
                                                                   ------------
HOTELS, RESTAURANTS & LEISURE -- 1.2%
Carnival Corp. a                                          21,300      1,001,100
Darden Restaurants, Inc.                                   5,400        110,970
Hilton Hotels Corp.                                       12,900        240,714
Marriott International, Inc. Class A a                     7,600        379,088
McDonald's Corp.                                          42,400      1,102,400
Starbucks Corp.* a                                        13,300        578,284
Starwood Hotels & Resorts Worldwide, Inc.                  7,000        313,950
Wendy's International, Inc.                                3,800        132,392
Yum! Brands, Inc.*                                         9,700        361,034
                                                                   ------------
                                                                      4,219,932
                                                                   ------------
HOUSEHOLD DURABLES -- 0.5%
Black & Decker Corp.                                       2,700        167,751
Centex Corp.                                               4,200        192,150
Fortune Brands, Inc.                                       4,900        369,607
KB HOME                                                    1,600        109,808
Leggett & Platt, Inc.                                      6,500        173,615
Maytag Corp.                                               2,700         66,177
Newell Rubbermaid, Inc.                                    9,300        218,550
Pulte Homes, Inc.                                          4,300        223,729
Snap-On, Inc.                                              2,000         67,100
Stanley Works, Inc.                                        2,700        123,066
Whirlpool Corp.                                            2,300        157,780
                                                                   ------------
                                                                      1,869,333
                                                                   ------------
HOUSEHOLD PRODUCTS -- 2.0%
Clorox Co.                                                 7,100        381,838
Colgate-Palmolive Co.                                     17,900      1,046,255
Kimberly-Clark Corp.                                      16,900      1,113,372
Procter & Gamble Co.                                      86,500      4,709,060
                                                                   ------------
                                                                      7,250,525
                                                                   ------------
INDUSTRIAL CONGLOMERATES -- 4.6%
General Electric Co.                                     355,300     11,511,720
Textron, Inc.                                              4,600        273,010
3M Co.                                                    26,300      2,367,263
Tyco International, Ltd. a                                67,500      2,236,950
                                                                   ------------
                                                                     16,388,943
                                                                   ------------
INSURANCE -- 4.6%
ACE, Ltd.                                                  9,500        401,660
AFLAC, Inc.                                               17,100        697,851
Allstate Corp.                                            23,700      1,103,235
American International Group, Inc.                        87,800      6,258,384
Aon Corp. a                                               10,600        301,782
Chubb Corp.                                                6,400        436,352
Cincinnati Financial Corp.                                 5,685        247,411
Hartford Financial Services Group, Inc.                    9,800        673,652
Jefferson-Pilot Corp.                                      4,700        238,760
Lincoln National Corp.                                     6,000        283,500
Loews Corp.                                                6,200        371,752
Marsh & McLennan Cos., Inc.                               17,600        798,688


                                                         SHARES        VALUE+
                                                        --------   ------------
COMMON STOCK (CONTINUED)
INSURANCE (CONTINUED)
MBIA, Inc.                                                 4,900   $    279,888
MetLife, Inc.                                             25,400        910,590
MGIC Investment Corp. a                                    3,300        250,338
Progressive Corp.                                          7,300        622,690
Prudential Financial, Inc.                                17,700        822,519
Safeco Corp.                                               4,700        206,800
St. Paul Travelers Cos., Inc. a                           22,459        910,488
Torchmark Corp.                                            3,700        199,060
UnumProvident Corp. a                                     10,000        159,000
XL Capital, Ltd. Class A                                   4,600        347,116
                                                                   ------------
                                                                     16,521,516
                                                                   ------------
INTERNET & CATALOG RETAIL -- 0.6%
eBay, Inc.*                                               22,100      2,032,095
                                                                   ------------
INTERNET SOFTWARE & SERVICES -- 0.5%
Sabre Holdings Corp. Class A                               4,700        130,237
Yahoo!, Inc.* a                                           45,300      1,645,749
                                                                   ------------
                                                                      1,775,986
                                                                   ------------
IT CONSULTING & SERVICES -- 1.2%
Affiliated Computer Services, Inc. Class A* a              4,600        243,524
Automatic Data Processing, Inc.                           19,900        833,412
Computer Sciences Corp.*                                   6,300        292,509
Convergys Corp.*                                           4,800         73,920
Electronic Data Systems Corp.                             16,300        312,145
First Data Corp.                                          29,400      1,308,888
Fiserv, Inc.*                                              6,600        256,674
Paychex, Inc.                                             12,700        430,276
SunGard Data Systems, Inc.*                                9,800        254,800
Unisys Corp.*                                             11,200        155,456
                                                                   ------------
                                                                      4,161,604
                                                                   ------------
LEISURE EQUIPMENT & PRODUCTS -- 0.2%
Brunswick Corp.                                            3,200        130,560
Eastman Kodak Co. a                                        9,600        259,008
Hasbro, Inc.                                               5,900        112,100
Mattel, Inc.                                              14,200        259,150
                                                                   ------------
                                                                        760,818
                                                                   ------------
MACHINERY -- 1.5%
American Standard Cos., Inc.*                              7,200        290,232
Caterpillar, Inc.                                         11,500        913,560
Cummins Engine Co., Inc.                                   1,500         93,750
Danaher Corp. a                                           10,400        539,240
Deere & Co.                                                8,400        589,176
Dover Corp.                                                6,800        286,280
Eaton Corp.                                                5,100        330,174
Illinois Tool Works, Inc.                                 10,400        997,256
Ingersoll-Rand Co. Class A                                 5,800        396,198
ITT Industries, Inc.                                       3,100        257,300
Navistar International Corp.* a                            2,400         93,024
Paccar, Inc.                                               5,900        342,141
Pall Corp.                                                 4,200        109,998
Parker-Hannifin Corp.                                      4,000        237,840
                                                                   ------------
                                                                      5,476,169
                                                                   ------------


                       See Notes to Financial Statements.

                            HARRIS INSIGHT INDEX FUND
                       STATEMENT OF NET ASSETS (CONTINUED)
                            JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
                                                         SHARES        VALUE+
                                                        --------   ------------
COMMON STOCK (CONTINUED)
MEDIA -- 3.6%
Clear Channel Communications, Inc.                        20,700   $    764,865
Comcast Corp. Class A*                                    75,500      2,116,265
Dow Jones & Co., Inc.                                      2,800        126,280
Gannett Co., Inc.                                          9,200        780,620
Interpublic Group of Cos., Inc.* a                        14,100        193,593
Knight-Ridder, Inc.                                        2,600        187,200
McGraw-Hill Cos., Inc.                                     6,400        490,048
Meredith Corp.                                             1,700         93,432
Monster Worldwide, Inc. a                                  3,900        100,308
New York Times Co. Class A                                 5,000        223,550
Omnicom Group, Inc. a                                      6,400        485,696
Time Warner, Inc.*                                       153,500      2,698,530
Tribune Co.                                               11,000        500,940
Univision Communications, Inc. Class A*                   10,900        348,037
Viacom, Inc. Class B                                      58,300      2,082,476
Walt Disney Co.                                           69,100      1,761,359
                                                                   ------------
                                                                     12,953,199
                                                                   ------------
METALS & MINING -- 0.7%
Alcoa, Inc.                                               29,300        967,779
Allegheny Technologies, Inc.                               2,700         48,735
Freeport-McMoRan Copper & Gold, Inc.
  Class B a                                                6,000        198,900
Newmont Mining Corp. a                                    14,900        577,524
Nucor Corp.* a                                             2,700        207,252
Phelps Dodge Corp.                                         3,100        240,281
United States Steel Corp. a                                3,800        133,456
Worthington Industries, Inc.                               2,900         59,537
                                                                   ------------
                                                                      2,433,464
                                                                   ------------
MULTI-UTILITIES -- 0.1%
Dynegy, Inc. Class A* a                                   12,800         54,528
Williams Cos., Inc.                                       17,500        208,250
                                                                   ------------
                                                                        262,778
                                                                   ------------
MULTILINE RETAIL -- 1.0%
Big Lots, Inc.*                                            3,900         56,394
Dillard's, Inc. Class A a                                  2,800         62,440
Dollar General Corp.                                      11,100        217,116
Family Dollar Stores, Inc.                                 5,800        176,436
Federated Department Stores, Inc.                          6,100        299,510
J.C. Penney Co., Inc. (Holding Co.)                        9,500        358,720
Kohls Corp.*                                              11,500        486,220
May Department Stores Co.                                  9,800        269,402
Nordstrom, Inc.                                            4,700        200,267
Sears, Roebuck & Co.                                       7,200        271,872
Target Corp.                                              30,700      1,303,829
                                                                   ------------
                                                                      3,702,206
                                                                   ------------
OFFICE ELECTRONICS -- 0.1%
Xerox Corp.* a                                            26,900        390,050
                                                                   ------------
OIL & GAS -- 5.5%
Amerada Hess Corp. a                                       3,000        237,570
Anadarko Petroleum Corp.                                   8,500        498,100
Apache Corp.                                              10,900        474,695
Ashland, Inc.                                              2,400        126,744
Burlington Resources, Inc.                                13,400        484,812


                                                         SHARES        VALUE+
                                                        --------   ------------
COMMON STOCK (CONTINUED)
OIL & GAS (CONTINUED)
ChevronTexaco Corp.                                       36,000   $  3,387,960
ConocoPhillips                                            23,100      1,762,299
Devon Energy Corp.                                         8,100        534,600
EOG Resources, Inc.                                        3,900        232,869
Exxon Mobil Corp.                                        220,200      9,779,085
Kerr-McGee Corp. a                                         5,000        268,850
Marathon Oil Corp.                                        11,600        438,944
Noble Corp.*                                               4,500        170,505
Occidental Petroleum Corp.                                13,200        639,012
Sunoco, Inc.                                               2,500        159,050
Unocal Corp.                                               8,900        338,200
Valero Energy Corp.                                        4,300        317,168
                                                                   ------------
                                                                     19,850,463
                                                                   ------------
PAPER & FOREST PRODUCTS -- 0.6%
Boise Cascade Corp.                                        3,000        112,920
Georgia Pacific Corp.                                      8,600        318,028
International Paper Co.                                   16,300        728,610
Louisiana-Pacific Corp.                                    3,700         87,505
MeadWestvaco Corp.                                         6,800        199,852
Plum Creek Timber Co., Inc.                                6,200        201,996
Weyerhaeuser Co.                                           8,100        511,272
                                                                   ------------
                                                                      2,160,183
                                                                   ------------
PERSONAL PRODUCTS -- 0.6%
Alberto-Culver Co.                                         3,000        150,420
Avon Products, Inc.                                       15,900        733,626
Gillette Co.                                              33,800      1,433,120
                                                                   ------------
                                                                      2,317,166
                                                                   ------------
PHARMACEUTICALS -- 8.0%
Abbott Laboratories                                       52,500      2,139,900
Allergan, Inc.                                             4,400        393,888
Bristol-Myers Squibb Co.                                  65,500      1,604,750
Eli Lilly & Co.                                           38,000      2,656,580
Forest Laboratories, Inc.*                                12,500        707,875
Hospira, Inc.*                                             5,250        144,900
Johnson & Johnson                                         99,900      5,564,430
King Pharmaceuticals, Inc.*                                8,100         92,745
Medco Health Solutions, Inc.*                              9,100        341,250
Merck & Co., Inc.                                         74,800      3,553,000
Mylan Laboratories, Inc.                                   9,000        182,250
Pfizer, Inc.                                             256,900      8,806,532
Schering Plough Corp.                                     49,500        914,760
Watson Pharmaceuticals, Inc.*                              3,700         99,530
Wyeth                                                     44,900      1,623,584
                                                                   ------------
                                                                     28,825,974
                                                                   ------------
REAL ESTATE-- 0.3%
Apartment Investment & Management Co.
  Class A a                                                3,200         99,616
Equity Office Properties Trust                            13,600        369,920
ProLogis                                                   6,100        200,812
Simon Property Group, Inc.                                 7,000        359,940
                                                                   ------------
                                                                      1,030,288
                                                                   ------------


                       See Notes to Financial Statements.

                            HARRIS INSIGHT INDEX FUND
                       STATEMENT OF NET ASSETS (CONTINUED)
                            JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
                                                         SHARES        VALUE+
                                                        --------   ------------
COMMON STOCK (CONTINUED)
ROAD & RAIL -- 0.5%
Burlington Northern Santa Fe Corp.                        12,500   $    438,375
CSX Corp.                                                  7,200        235,944
Norfolk Southern Corp.                                    13,200        350,064
Ryder System, Inc.                                         2,200         88,154
Union Pacific Corp.                                        8,700        517,215
                                                                   ------------
                                                                      1,629,752
                                                                   ------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS -- 3.6%
Advanced Micro Devices, Inc.* a                           11,900        189,210
Altera Corp.* a                                           12,600        279,972
Analog Devices, Inc.                                      12,700        597,916
Applied Materials, Inc.*                                  56,800      1,114,416
Applied Micro Circuits Corp.*                             10,500         55,860
Broadcom Corp. Class A*                                   10,600        495,762
Intel Corp.                                              217,700      6,008,520
KLA-Tencor Corp.*                                          6,600        325,908
Linear Technology Corp.                                   10,400        410,488
LSI Logic Corp.*                                          12,900         98,298
Maxim Integrated Products, Inc. a                         10,800        566,136
Micron Technology, Inc.*a                                 20,600        315,386
National Semiconductor Corp.*                             12,100        266,079
Novellus Systems, Inc.*                                    5,000        157,200
NVIDIA Corp.*                                              5,600        114,800
PMC-Sierra, Inc.*                                          5,900         84,665
QLogic Corp.*                                              3,100         82,429
Teradyne, Inc.*                                            6,500        147,550
Texas Instruments, Inc.                                   58,300      1,409,694
Xilinx, Inc.                                              11,700        389,727
                                                                   ------------
                                                                     13,110,016
                                                                   ------------
SOFTWARE -- 4.5%
Adobe Systems, Inc.                                        8,000        372,000
Autodesk, Inc.                                             3,800        162,678
BMC Software, Inc.*                                        7,500        138,750
Citrix Systems, Inc.*                                      5,700        116,052
Computer Associates International, Inc. a                 19,700        552,782
Compuware Corp.*                                          13,000         85,800
Electronic Arts, Inc.*                                    10,200        556,410
Intuit, Inc.*                                              6,400        246,912
Mercury Interactive Corp.* a                               3,100        154,473
Microsoft Corp.                                          363,400     10,378,704
Novell, Inc.*                                             13,000        109,070
Oracle Corp.*                                            174,900      2,086,557
Parametric Technology Corp.*                               9,000         45,000
PeopleSoft, Inc.*                                         12,300        227,550
Siebel Systems, Inc.*                                     16,900        180,492
Symantec Corp.* a                                         10,500        459,690
VERITAS Software Corp.*                                   14,500        401,650
                                                                   ------------
                                                                     16,274,570
                                                                   ------------
SPECIALTY RETAIL -- 2.2%
Autozone, Inc.*                                            2,800        224,280
Bed, Bath & Beyond, Inc.*                                 10,100        388,345
Best Buy Co., Inc.                                        10,900        553,066
Circuit City Stores, Inc.                                  6,700         86,765
Gap, Inc.                                                 30,300        734,775
Home Depot, Inc.                                          74,800      2,632,960
Limited Brands                                            15,900        297,330
Lowe's Cos., Inc.                                         26,500      1,392,575
Office Depot, Inc.*                                       10,500        188,055


                                                         SHARES        VALUE+
                                                        --------   ------------
COMMON STOCK (CONTINUED)
SPECIALTY RETAIL (CONTINUED)
RadioShack Corp.                                           5,400   $    154,602
Sherwin Williams Co.                                       4,800        199,440
Staples, Inc.                                             16,700        489,477
Tiffany & Co., Inc.                                        4,900        180,565
TJX Cos., Inc. a                                          16,700        403,138
Toys "R" Us, Inc.*                                         7,200        115,056
                                                                   ------------
                                                                      8,040,429
                                                                   ------------
TEXTILES & APPAREL -- 0.3%
Jones Apparel Group, Inc.                                  4,200        165,816
Liz Claiborne, Inc.                                        3,700        133,126
Nike, Inc. Class B                                         8,900        674,175
Reebok International, Ltd.                                 2,000         71,960
V.F. Corp.                                                 3,700        180,190
                                                                   ------------
                                                                      1,225,267
                                                                   ------------
TOBACCO -- 1.1%
Altria Group, Inc.                                        69,000      3,453,450
R.J. Reynolds Tobacco Holdings, Inc. a                     2,900        196,011
UST, Inc.                                                  5,600        201,600
                                                                   ------------
                                                                      3,851,061
                                                                   ------------
TRADING COMPANIES & DISTRIBUTORS -- 0.1%
Grainger W.W., Inc.                                        3,100        178,250
                                                                   ------------
WIRELESS TELECOMMUNICATIONS SERVICES -- 0.6%
AT&T Wireless Services, Inc.*                             91,800      1,314,576
Nextel Communications, Inc. Class A*                      37,400        997,084
                                                                   ------------
                                                                      2,311,660
                                                                   ------------
TOTAL COMMON STOCK
  (Cost $345,213,293)                                               357,597,788
                                                                   ------------
RIGHTS & WARRANTS-- 0.0%
Seagate Technology Tax Refund Rights*
  (Cost $0)                                               12,500              0
                                                                   ------------

  COUPON                                                   PAR
   RATE                                      MATURITY     (000)
----------                                   --------     ------
U.S. TREASURY OBLIGATIONS -- 0.3%
U.S. Treasury Bills**
    1.035%                                   10/07/04     $  500        498,157
    1.610%                                   12/09/04        700        694,866
                                                                   ------------
TOTAL U.S. TREASURY OBLIGATIONS
  (Cost $1,193,551)                                                   1,193,023
                                                                   ------------


                                                        SHARES
                                                       ---------
TEMPORARY INVESTMENTS -- 0.4%
Dreyfus Cash Management Plus #719                         37,728         37,728
Goldman Sachs Financial Square
  Money Market Portfolio                               1,499,447      1,499,447
J.P. Morgan Institutional Prime
  Money Market Portfolio                                  34,682         34,682
                                                                   ------------
TOTAL TEMPORARY INVESTMENTS
  (Cost $1,571,857)                                                   1,571,857
                                                                   ------------


                       See Notes to Financial Statements.

                            HARRIS INSIGHT INDEX FUND
                       STATEMENT OF NET ASSETS (CONTINUED)
                            JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
  COUPON                                                   PAR
   RATE                                      MATURITY     (000)       VALUE+
----------                                   --------     ------   ------------
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED -- 7.5%
CERTIFICATES OF DEPOSIT -- 0.7%
Banco Santander S.A.
    1.125%                                   06/07/05     $1,152   $  1,151,722
Canadian Imperial Bank
    1.285%                                   01/31/05        764        763,670
Svenska Handelsbanken AB
    1.390%                                   10/27/04        677        676,873
                                                                   ------------
                                                                      2,592,265
                                                                   ------------
COMMERCIAL PAPER -- 0.3%
Amsterdam Funding Corp.
    1.111%                                   07/12/04         90         89,513
Concord Minuteman Capital Co.,
   L.L.C.
    1.120%                                   07/08/04        333        332,926
    1.230%                                   07/12/04        609        608,713
Fairway Finance Corp.
    1.220%                                   07/16/04         66         65,447
Grampian Funding, L.L.C.
    1.200%                                   07/13/04         82         82,196
                                                                   ------------
                                                                      1,178,795
                                                                   ------------
TIME DEPOSITS -- 1.3%
Chase Manhattan Bank
    1.250%                                   07/01/04      1,298      1,298,020
HSH Nordbank A.G.
    1.470%                                   07/01/04      1,602      1,602,461
Nordea Bank AB
    1.460%                                   07/01/04      1,602      1,602,461
                                                                   ------------
                                                                      4,502,942
                                                                   ------------
VARIABLE RATE OBLIGATIONS -- 5.2%
ForeningsSparbanken AB
    1.198%                                   01/18/05        291        290,641
Merrill Lynch & Co., Inc. Master Notes
    1.630%                                   07/01/04      1,602      1,602,461
    1.630%                                   07/08/04      4,826      4,826,655
    1.630%                                   07/14/04        363        362,612
    1.630%                                   07/28/04        572        572,248
Morgan Stanley
    1.230%                                   07/16/04        457        457,425
    1.580%                                   03/24/05      2,087      2,087,049
Natexis Banques
    1.600%                                   12/13/04      1,921      1,920,622
    1.547%                                   01/19/05      4,111      4,110,390
Societe Generale
    1.575%                                   12/08/04        933        933,340
Westdeutsche Landesbank A.G.
    1.250%                                   09/23/04        461        460,815
    1.300%                                   09/29/04        106        105,615
    1.130%                                   10/12/04        808        808,309
                                                                   ------------
                                                                     18,538,182
                                                                   ------------
TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED
  (Cost $26,812,184)                                                 26,812,184
                                                                   ------------
TOTAL INVESTMENTS -- 107.4%
  (Cost $374,790,885)                                               387,174,852
                                                                   ------------


                                                                      VALUE+
                                                                   ------------
OTHER ASSETS AND LIABILITIES -- (7.4%)
Dividends receivable and other assets                              $    448,690
Receivable for capital stock sold                                        11,691
Payable upon return of collateral on securities loaned              (26,812,184)
Payable for securities purchased                                        (86,320)
Payable for capital stock redeemed                                     (208,630)
Investment advisory fee payable                                         (59,093)
Administration fees payable                                             (49,673)
Service plan fees payable                                                (4,149)
Accrued expenses                                                        (16,863)
                                                                   ------------
                                                                    (26,776,531)
                                                                   ------------
NET ASSETS -- 100.0%
Applicable to 15,701,021 Institutional Shares,
  820,963 N Shares, and 15,672 B Shares of
  beneficial interest outstanding, $.001 par
  value (indefinite number of shares has been
  authorized for each class of shares of the
  Fund) (Note 8)                                                   $360,398,321
                                                                   ============
NET ASSET VALUE, OFFERING, AND REDEMPTION
  PRICE PER INSTITUTIONAL SHARE
  ($342,173,489/15,701,021)                                              $21.79
                                                                         ======
NET ASSET VALUE, OFFERING, AND REDEMPTION
  PRICE PER N SHARE ($17,884,121/820,963)                                $21.78
                                                                         ======
NET ASSET VALUE, OFFERING, AND REDEMPTION
PRICE (SUBJECT TO A MAXIMUM CONTINGENT
  DEFERRED SALES CHARGE OF 5.0%) PER B SHARE
  ($340,711/15,672) (NOTE 5)                                             $21.74
                                                                         ======

----------
The book basis and unrealized appreciation (depreciation) for all investments is as follows:

    Basis                                                          $374,790,885
                                                                   ============
    Gross Appreciation                                             $ 64,085,398
    Gross Depreciation                                              (51,701,431)
                                                                   ------------
    Net Appreciation                                               $ 12,383,967
                                                                   ============

+  See Note 2a to the Financial Statements.
*  Non-income producing security.
** Securities pledged as collateral for futures contracts.
a Total or partial security on loan. At June 30, 2004, the total market value of the portfolio's securities on loan is $26,034,407, and the total market value of the collateral held by the portfolio is $26,812,184.


                                                     NUMBER OF     UNREALIZED
                                                     CONTRACTS    APPRECIATION
                                                     ---------    ------------
Futures Contracts -- Long Position
  S&P 500 Index, September 2004
  (Notional value at 06/30/04 is
  $2,851,000.)                                           10          $12,400
                                                         ==          =======

                       See Notes to Financial Statements.
62

                        HARRIS INSIGHT INTERNATIONAL FUND
                             STATEMENT OF NET ASSETS
                            JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
                                                         SHARES        VALUE+
                                                       ---------   ------------
COMMON STOCK -- 97.2%
BRAZIL -- 1.0%
Petroleo Brasileiro S.A. ADR*                             67,000   $  1,880,690
                                                                   ------------
CHINA -- 1.9%
China Mobile, Ltd.                                       631,000      1,909,228
Denway Motors, Ltd.                                    4,162,000      1,507,430
                                                                   ------------
                                                                      3,416,658
                                                                   ------------
DENMARK -- 1.1%
Group 4 Falck A/S                                         75,000      1,927,405
                                                                   ------------
FINLAND -- 2.3%
Tietoenator Oyj                                           80,000      2,428,430
UPM-Kymmene Oyj                                           98,500      1,874,296
                                                                   ------------
                                                                      4,302,726
                                                                   ------------
FRANCE -- 15.0%
Aventis S.A.                                              26,000      1,962,819
Axa S.A.                                                 128,000      2,818,732
BNP Paribas S.A.                                          37,000      2,275,559
Carrefour S.A                                             37,500      1,819,498
European Aeronautic Defence & Space Co.                   90,000      2,505,323
Groupe Danone                                             34,000      2,965,946
Lafarge S.A.                                              20,502      1,828,375
Schneider Electric S.A.                                   42,000      2,866,668
Societe Generale                                          24,500      2,082,081
Suez S.A.                                                 87,100      1,813,148
Total S.A.                                                24,000      4,575,572
                                                                   ------------
                                                                     27,513,721
                                                                   ------------
GERMANY -- 10.8%
Adidas-Salomon A.G.                                       15,000      1,790,846
BASF A.G.                                                 36,000      1,926,733
Celesio A.G.                                              51,000      3,046,610
Deutsche Bank A.G.                                        23,700      1,862,137
E.On A.G.                                                 49,500      3,571,289
Fresenius Medical Care A.G.                               26,000      1,929,288
Linde A.G.                                                50,500      2,779,580
Schering A.G.                                             38,500      2,268,508
Volkswagen A.G.                                           13,000        549,147
                                                                   ------------
                                                                     19,724,138
                                                                   ------------
HONG KONG -- 6.2%
HSBC Holdings P.L.C.                                     253,901      3,824,889
Hutchison Whampoa, Ltd.                                  460,000      3,140,465
Johnson Electric Holdings, Ltd.                        2,737,000      2,789,706
Wing Hang Bank, Ltd.                                     254,000      1,507,757
                                                                   ------------
                                                                     11,262,817
                                                                   ------------
ITALY -- 4.1%
ENI S.P.A.                                               197,000      3,911,574
Luxottica Group S.P.A. ADR                               110,000      1,859,000
Saipem S.P.A.                                            188,000      1,710,900
                                                                   ------------
                                                                      7,481,474
                                                                   ------------
JAPAN -- 16.8%
Asahi Glass Co., Ltd.                                    321,000      3,339,000
Canon, Inc.                                               73,000      3,846,859
Kao Corp.                                                118,000      2,844,155


                                                         SHARES        VALUE+
                                                       ---------   ------------
COMMON STOCK (CONTINUED)
JAPAN (CONTINUED)
Kyushu Electric Power Co., Inc.                               90   $      1,678
Mazda Motor Corp.                                        880,000      3,096,916
NEC Corp.                                                340,000      2,393,072
Rohm Co., Ltd.                                            18,000      2,154,424
Sony Corp.                                                77,000      2,900,335
Sumitomo Trust & Banking Co., Ltd.                       651,000      4,635,724
Takeda Pharmaceutical Co., Ltd.                           60,000      2,633,918
Tostem Inax Holding Corp.                                136,000      2,935,252
                                                                   ------------
                                                                     30,781,333
                                                                   ------------
KOREA -- 3.1%
Kookmin Bank ADR*                                         62,600      1,964,388
Samsung Electronics Co., Ltd.                              4,600      1,898,918
Shinsegae Co., Ltd.                                        7,800      1,876,590
                                                                   ------------
                                                                      5,739,896
                                                                   ------------
MEXICO -- 1.4%
Cemex S.A. de C.V. ADR                                    65,000      1,891,500
Telefonos de Mexico S.A. de C.V. ADR                      23,000        765,210
                                                                   ------------
                                                                      2,656,710
                                                                   ------------
NETHERLANDS -- 5.4%
ABN AMRO Holdings N.V.                                    79,333      1,735,437
Akzo Nobel N.V.                                           61,200      2,250,892
ING Groep N.V.                                            81,708      1,928,553
Philips Electronics N.V.                                  62,000      1,669,315
VNU N.V.                                                  77,055      2,237,785
                                                                   ------------
                                                                      9,821,982
                                                                   ------------
SINGAPORE -- 2.7%
DBS Group Holdings, Ltd.                                 333,000      2,783,941
Singapore Airlines, Ltd.                                 325,000      2,113,269
                                                                   ------------
                                                                      4,897,210
                                                                   ------------
SPAIN -- 1.0%
Telefonica Moviles, S.A.                                 170,000      1,774,604
                                                                   ------------
SWITZERLAND -- 5.0%
ABB, Ltd.*                                               360,000      1,969,020
Nestle S.A.                                               12,088      3,223,724
Novartis A.G.                                             48,000      2,117,534
Swisscom A.G.                                              5,450      1,801,581
                                                                   ------------
                                                                      9,111,859
                                                                   ------------
TAIWAN -- 0.3%
Taiwan Semiconductor Manufacturing Co.,
  Ltd. ADR*                                               62,705        521,082
                                                                   ------------
UNITED KINGDOM -- 19.1%
Amvescap P.L.C.                                          307,000      2,093,358
Barclays P.L.C.                                          215,022      1,831,753
Compass Group P.L.C.                                     273,000      1,665,962
GlaxoSmithKline P.L.C.                                   171,152      3,463,885
GUS P.L.C.                                               176,500      2,706,298
HBOS P.L.C.                                              138,830      1,718,317
Kesa Electricals P.L.C.                                  379,130      1,988,744
Kingfisher P.L.C.                                        480,408      2,493,866
Lloyds TSB Group P.L.C.                                  211,263      1,654,143


                       See Notes to Financial Statements.

                        HARRIS INSIGHT INTERNATIONAL FUND
                       STATEMENT OF NET ASSETS (CONTINUED)
                            JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
                                                        SHARES        VALUE+
                                                      ----------   ------------
COMMON STOCK (CONTINUED)
UNITED KINGDOM (CONTINUED)
Rolls-Royce P.L.C.                                       560,000   $  2,556,671
Rolls-Royce P.L.C.-B*#                                28,000,000         50,778
Royal Bank of Scotland Group P.L.C.                       63,312      1,823,282
Signet Group P.L.C.                                      990,000      2,055,692
Standard Chartered P.L.C.                                100,000      1,628,522
Tesco P.L.C.                                             434,000      2,095,543
Unilever P.L.C.                                          230,000      2,256,537
Vodafone Group P.L.C.                                  1,297,249      2,840,716
                                                                   ------------
                                                                     34,924,067
                                                                   ------------
TOTAL COMMON STOCK
  (Cost $142,814,493)                                               177,738,372
                                                                   ------------
PREFERRED STOCK -- 0.8%
GERMANY
Volkswagen A.G.
  (Cost $1,482,403)                                       51,500      1,488,740
                                                                   ------------

  COUPON                                                   PAR
   RATE                                      MATURITY     (000)
----------                                   --------     ------
CONVERTIBLE BONDS -- 0.1%
FRANCE
Axa S.A.
  (Cost $130,689)
    0.000%                                   12/21/04     $  112        195,188
                                                                   ------------
U.S. TREASURY OBLIGATIONS -- 0.8%
U.S. Treasury Bills
  (Cost $1,496,535)
    1.080%                                   09/16/04      1,500      1,496,022
                                                                   ------------

                                                        SHARES
                                                      ----------
TEMPORARY INVESTMENTS -- 0.7%
BlackRock Provident Institutional
  Funds - TempCash
  (Cost $1,187,204)                                    1,187,204      1,187,204
                                                                   ------------
CURRENCY -- 0.0%
Euro Currency
  (Cost $2)                                                    2              3
                                                                   ------------
TOTAL INVESTMENTS -- 99.6%
  (Cost $147,111,326)                                               182,105,529
                                                                   ------------
OTHER ASSETS AND LIABILITIES -- 0.4%
Dividends receivable and other assets                                   623,713
Receivable for securities sold                                          342,354
Receivable for capital stock sold                                        58,000
Payable for capital stock redeemed                                     (131,707)
Investment advisory fee payable                                        (156,102)
Administration fees payable                                             (22,296)
Service plan fees payable                                                  (407)
Accrued expenses                                                        (38,264)
Other Liabilities                                                        (3,196)
                                                                   ------------
                                                                        672,095
                                                                   ------------

                                                                      VALUE+
                                                                   ------------
NET ASSETS -- 100.0%
Applicable to 12,732,312 Institutional Shares,
  130,455 N Shares, and 5,995 A Shares of
  beneficial interest outstanding, $.001 par
  value (indefinite number of shares has been
  authorized for each class of shares of the
  Fund) (Note 8)                                                   $182,777,624
                                                                   ============
NET ASSET VALUE, OFFERING, AND REDEMPTION
  PRICE PER INSTITUTIONAL SHARE
  ($180,842,505/12,732,312)                                              $14.20
                                                                         ======
NET ASSET VALUE, OFFERING, AND REDEMPTION
  PRICE PER N SHARE ($1,852,811/130,455)                                 $14.20
                                                                         ======
NET ASSET VALUE AND REDEMPTION PRICE
  PER A SHARE ($82,308/5,995)                                            $13.73
                                                                         ======
MAXIMUM PUBLIC OFFERING PRICE
  PER A SHARE ($13.73/0.945) (NOTE 5)                                    $14.53
                                                                         ======

----------
The book basis and unrealized appreciation (depreciation) for all investments is as follows:

    Basis                                                          $147,111,326
                                                                   ============
    Gross Appreciation                                             $ 38,744,282
    Gross Depreciation                                               (3,750,079)
                                                                   ------------
    Net Appreciation                                               $ 34,994,203
                                                                   ============

+ See Note 2a to the Financial Statements.
* Non-income producing security.
# Security fair valued using methods determined in good faith by the Pricing
  Committee of the Board of Trustees.
ADR -- American Depositary Receipt.


                       See Notes to Financial Statements.
64

                        HARRIS INSIGHT INTERNATIONAL FUND
                  STATEMENT OF NET ASSETS BY SECTOR ALLOCATION
                            JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

Aerospace & Defense                                2.8%
Airlines                                           1.2%
Automobiles                                        3.6%
Banks                                             16.1%
Building Products                                  3.4%
Chemicals                                          3.8%
Commercial Services & Supplies                     1.1%
Computers & Peripherals                            1.3%
Construction Materials                             2.0%
Diversified Financials                             3.3%
Diversified Telecommunication Services             1.4%
Electric Utilities                                 2.0%
Electrical Equipment                               4.2%
Energy Equipment & Services                        0.9%
Food & Drug Retailing                              2.1%
Food Products                                      4.6%
Health Care Providers & Services                   2.8%
Hotels, Restaurants & Leisure                      0.9%
Household Durables                                 2.5%
Household Products                                 1.6%
Industrial Conglomerates                           1.7%
Insurance                                          1.6%
Internet & Catalog Retail                          1.5%
IT Consulting & Services                           1.3%
Media                                              1.2%
Multiline Retail                                   1.0%
Multi-Utilities                                    1.0%
Office Electronics                                 2.1%
Oil & Gas                                          5.7%
Paper & Forest Products                            1.0%
Pharmaceuticals                                    6.8%
Semiconductor Equipment & Products                 2.5%
Specialty Retail                                   3.6%
Textiles & Apparel                                 2.0%
Wireless Telecommunication Services                3.6%
Cash, Cash Equivalents & Other Assets              1.8%


                       See Notes to Financial Statements.

                 HARRIS INSIGHT SMALL-CAP AGGRESSIVE GROWTH FUND
                             STATEMENT OF NET ASSETS
                            JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
                                                           SHARES       VALUE+
                                                          -------    ----------
COMMON STOCK -- 96.9%
AUTOMOBILES -- 1.9%
Monaco Coach Corp.                                          4,830    $  136,061
                                                                     ----------
BANKS -- 4.0%
Banco Latinoamericano de Exportaciones
  S.A. Class E                                              2,780        43,590
Prosperity Bancshares, Inc.                                 5,960       145,126
Wilshire State Bank*                                        3,690        90,479
                                                                     ----------
                                                                        279,195
                                                                     ----------
CHEMICALS -- 0.8%
RPM International, Inc.                                     3,800        57,760
                                                                     ----------
COMMERCIAL SERVICES & SUPPLIES -- 5.2%
Central Parking Corp.                                       1,880        35,137
Corinthian Colleges, Inc.* a                                1,200        29,688
Corporate Executive Board Co.                               2,530       146,209
CoStar Group, Inc.*                                         1,710        78,540
Navigant Consulting, Inc.*                                  3,760        80,615
                                                                     ----------
                                                                        370,189
                                                                     ----------
COMMUNICATIONS EQUIPMENT -- 5.2%
Bel Fuse, Inc. Class B                                      3,110       129,687
Carrier Access Corp.*                                       1,420        16,927
Ditech Communications Corp.*                                  760        17,738
Emulex Corp.*                                               5,580        79,850
Tekelec*                                                    3,460        62,868
ViaSat, Inc.*                                               2,440        60,878
                                                                     ----------
                                                                        367,948
                                                                     ----------
COMPUTERS & PERIPHERALS -- 1.0%
Electronics for Imaging, Inc.*                              2,580        72,911
                                                                     ----------
DIVERSIFIED FINANCIALS -- 2.6%
Cash America International, Inc.                            3,510        80,730
CompuCredit Corp.*                                          5,770        99,821
                                                                     ----------
                                                                        180,551
                                                                     ----------
DIVERSIFIED TELECOMMUNICATIONS SERVICES -- 1.3%
Ptek Holdings, Inc.*                                        8,020        92,471
                                                                     ----------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 6.6%
Metrologic Instruments, Inc.*                               2,070        41,276
Silicon Laboratories, Inc.*                                   670        31,054
Skyworks Solutions, Inc.*                                   9,990        87,213
Taser International, Inc.* a                                1,320        57,195
Teledyne Technologies, Inc.*                                7,740       154,955
Trimble Navigation, Ltd.*                                   3,400        94,486
                                                                     ----------
                                                                        466,179
                                                                     ----------
ENERGY EQUIPMENT & SERVICES -- 3.8%
Headwaters, Inc.*                                           5,380       139,503
Universal Compression Holdings, Inc.*                       4,110       126,095
                                                                     ----------
                                                                        265,598
                                                                     ----------
FOOD PRODUCTS -- 2.0%
Lance, Inc.                                                 9,050       139,370
                                                                     ----------

                                                           SHARES       VALUE+
                                                          -------    ----------
COMMON STOCK (CONTINUED)
HEALTH CARE EQUIPMENT & SUPPLIES -- 8.7%
CONMED Corp.*                                               2,720    $   74,528
Cytyc Corp.*                                                7,030       178,351
Dade Behring Holdings, Inc.*                                2,720       129,254
Encore Medical Corp.*                                       5,580        35,154
Given Imaging, Ltd.* a                                      1,170        41,430
Laserscope*                                                 1,500        41,325
Sonic Innovations, Inc.*                                    6,620        37,602
Wright Medical Group, Inc.*                                 2,250        80,100
                                                                     ----------
                                                                        617,744
                                                                     ----------
HEALTH CARE PROVIDERS & SERVICES -- 4.6%
America Service Group, Inc.*                                1,040        36,140
Covance, Inc.* a                                            1,090        42,052
Gentiva Health Services, Inc.*                              4,830        78,536
IDEXX Laboratories, Inc.*                                   2,060       129,656
United Surgical Partners International, Inc.*               1,010        39,865
                                                                     ----------
                                                                        326,249
                                                                     ----------
HOTELS, RESTAURANTS & LEISURE -- 1.3%
P.F. Chang's China Bistro, Inc.*                              840        34,566
Panera Bread Co. Class A* a                                 1,550        55,614
                                                                     ----------
                                                                         90,180
                                                                     ----------
INSURANCE -- 5.2%
Ceres Group, Inc.*                                          6,620        40,647
Commerce Group, Inc.                                        1,930        95,284
LandAmerica Financial Group, Inc. a                           850        33,091
Max Re Capital, Ltd.                                        6,430       125,256
UICI*                                                       3,100        73,811
                                                                     ----------
                                                                        368,089
                                                                     ----------
INTERNET SOFTWARE & SERVICES -- 3.2%
Activision, Inc.* a                                         9,340       148,506
Ask Jeeves, Inc.* a                                         2,060        80,402
                                                                     ----------
                                                                        228,908
                                                                     ----------
IT CONSULTING & SERVICES -- 2.5%
Cognizant Technology Solutions Corp. Class A*               2,920        74,197
Covansys Corp.*                                             3,420        35,329
DigitalNet Holdings, Inc.*                                  1,520        30,902
SRA International, Inc. Class A*                              870        36,818
                                                                     ----------
                                                                        177,246
                                                                     ----------
LEISURE EQUIPMENT & PRODUCTS -- 0.6%
Jacuzzi Brands, Inc.*                                       5,400        43,578
                                                                     ----------
MACHINERY -- 3.4%
A.S.V., Inc.*                                               1,880        58,863
Actuant Corp. Class A*                                      3,010       117,360
Gardner Denver, Inc.*                                       2,220        61,938
                                                                     ----------
                                                                        238,161
                                                                     ----------
MEDIA -- 0.9%
SBS Broadcasting S.A.*                                      2,050        62,955
                                                                     ----------
METALS & MINING -- 1.4%
Joy Global, Inc.                                            3,340       100,000
                                                                     ----------


                       See Notes to Financial Statements.

                 HARRIS INSIGHT SMALL-CAP AGGRESSIVE GROWTH FUND
                       STATEMENT OF NET ASSETS (CONTINUED)
                            JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
                                                           SHARES       VALUE+
                                                          -------    ----------
COMMON STOCK (CONTINUED)
MULTILINE RETAIL -- 1.8%
Fred's, Inc.                                                2,810    $   62,073
Tuesday Morning Corp.*                                      2,220        64,380
                                                                     ----------
                                                                        126,453
                                                                     ----------
OFFICE ELECTRONICS -- 1.0%
Navarre Corp.*                                              4,930        70,943
                                                                     ----------
OIL & GAS -- 4.8%
Giant Industries, Inc.*                                     2,350        51,700
Harvest Natural Resources, Inc.*                            8,700       129,717
Ultra Petroleum Corp.*                                      4,180       156,039
                                                                     ----------
                                                                        337,456
                                                                     ----------
PERSONAL PRODUCTS -- 2.8%
Chattem, Inc.*                                              1,830        52,832
Helen of Troy, Ltd.*                                        3,920       144,530
                                                                     ----------
                                                                        197,362
                                                                     ----------
PHARMACEUTICALS -- 4.4%
Endo Pharmaceutical Holdings, Inc.*                         2,120        49,714
K-V Pharmaceutical Co. Class A*                             3,010        69,501
Nektar Therapeutics*                                        2,240        44,710
Perrigo Co.                                                 7,930       150,432
                                                                     ----------
                                                                        314,357
                                                                     ----------
SEMICONDUCTOR EQUIPMENT & PRODUCTS -- 2.1%
ESS Technology, Inc.*                                       6,210        66,509
Micrel, Inc.*                                               4,040        49,086
OmniVision Technologies, Inc.* a                            1,970        31,422
                                                                     ----------
                                                                        147,017
                                                                     ----------
SOFTWARE -- 4.0%
FileNET Corp.*                                              1,330        41,988
Jack Henry & Associates, Inc.                               2,220        44,622
MicroStrategy, Inc. Class A*                                1,460        62,342
RSA Security, Inc.*                                         2,690        55,064
Ulticom, Inc.*                                              6,410        74,997
                                                                     ----------
                                                                        279,013
                                                                     ----------
SPECIALTY RETAIL -- 4.6%
Charming Shoppes, Inc.*                                     7,670        68,493
Cost Plus, Inc.*                                            1,350        43,807
Dick's Sporting Goods, Inc.*                                2,530        84,376
Genesco, Inc.*                                              2,770        65,455
PETCO Animal Supplies, Inc.*                                2,060        66,353
                                                                     ----------
                                                                        328,484
                                                                     ----------
TEXTILES & APPAREL -- 5.2%
Deckers Outdoor Corp.*                                      1,590        46,889
Fossil, Inc.* a                                             5,480       149,330
Quiksilver, Inc.*                                           7,200       171,432
                                                                     ----------
                                                                        367,651
                                                                     ----------
TOTAL COMMON STOCK
  (Cost $5,512,441)                                                   6,850,079
                                                                     ----------


                                                           SHARES       VALUE+
                                                          -------    ----------
TEMPORARY INVESTMENTS -- 3.0%
Goldman Sachs Financial Square
  Money Market Portfolio
  (Cost $213,287)                                         213,287    $  213,287
                                                                     ----------


  COUPON                                                    PAR
   RATE                                       MATURITY     (000)
----------                                    --------     ------
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED -- 9.7%
CERTIFICATES OF DEPOSIT -- 3.7%
Banco Santander S.A.
    1.125%                                    06/07/05       $152       151,626
Canadian Imperial Bank
    1.285%                                    01/31/05        112       112,174
                                                                     ----------
                                                                        263,800
                                                                     ----------
TIME DEPOSITS -- 2.7%
Chase Manhattan Bank
    1.250%                                    07/01/04         27        27,280
HSH Nordbank A.G.
    1.470%                                    07/01/04         81        80,970
Nordea Bank AB
    1.460%                                    07/01/04         81        80,970
                                                                     ----------
                                                                        189,220
                                                                     ----------
VARIABLE RATE OBLIGATIONS -- 3.3%
Merrill Lynch & Co., Inc. Master Notes
    1.630%                                    07/01/04         81        80,970
    1.630%                                    07/14/04        153       152,900
                                                                     ----------
                                                                        233,870
                                                                     ----------
TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED
  (Cost $686,890)                                                       686,890
                                                                     ----------
TOTAL INVESTMENTS -- 109.6%
  (Cost $6,412,618)                                                   7,750,256
                                                                     ==========

OTHER ASSETS AND LIABILITIES -- (9.6%)
Dividends receivable and other assets                                    15,783
Payable upon return of collateral on securities loaned                 (686,890)
Investment advisory fee payable                                          (2,084)
Administration fees payable                                                (909)
Accrued expenses                                                         (2,961)
                                                                     ----------
                                                                       (677,061)
                                                                     ----------
NET ASSETS -- 100.0%
Applicable to 586,782 Institutional Shares
  of beneficial interest outstanding, $.001
  par value (indefinite number of shares
  has been authorized for each class of
  shares of the Fund) (Note 8)                                       $7,073,195
                                                                     ==========


                       See Notes to Financial Statements.

                 HARRIS INSIGHT SMALL-CAP AGGRESSIVE GROWTH FUND
                       STATEMENT OF NET ASSETS (CONTINUED)
                            JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

NET ASSET VALUE, OFFERING, AND REDEMPTION
  PRICE PER INSTITUTIONAL SHARE ($7,073,195/586,782)                     $12.05
                                                                         ======

----------
The book basis and unrealized appreciation (depreciation) for all investments is as follows:

    Basis                                                            $6,412,618
                                                                     ==========
    Gross Appreciation                                               $1,498,171
    Gross Depreciation                                                 (160,533)
                                                                     ----------
    Net Appreciation                                                 $1,337,638
                                                                     ==========

+ See Note 2a to the Financial Statements.
* Non-income producing security.
a Total or partial security on loan. At June 30, 2004, the total market value of the portfolio's securities on loan is $666,767, and the total market value of the collateral held by the portfolio is $686,890.


                       See Notes to Financial Statements.

                    HARRIS INSIGHT SMALL-CAP OPPORTUNITY FUND
                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
                                                          SHARES       VALUE+
                                                         -------   ------------
COMMON STOCK -- 86.0%
AEROSPACE & DEFENSE -- 1.5%
Engineered Support Systems, Inc.                         113,550   $  6,643,810
United Defense Industries, Inc.*                          86,200      3,017,000
                                                                   ------------
                                                                      9,660,810
                                                                   ------------
AIRLINES -- 0.5%
America West Holdings Corp. Class B* a                   384,000      3,486,720
                                                                   ------------
AUTO COMPONENTS -- 1.1%
Visteon Corp. a                                          590,200      6,887,634
                                                                   ------------
AUTOMOBILES -- 0.4%
Monaco Coach Corp.                                        86,300      2,431,071
                                                                   ------------
BANKS -- 4.9%
BankUnited Financial Corp. Class A* a                    171,100      4,414,380
Corus Bankshares, Inc.                                    26,200      1,077,082
East West Bancorp, Inc.                                  137,800      4,230,460
Flagstar Bancorp, Inc.                                   294,800      5,860,624
Hanmi Financial Corp.                                     40,000      1,180,000
Irwin Financial Corp.                                    161,300      4,258,320
Oriental Financial Group, Inc.                            68,900      1,865,123
Texas Regional Bancshares, Inc. Class A                   59,100      2,713,281
UCBH Holdings, Inc.                                       46,500      1,837,680
Wintrust Financial Corp.                                  77,900      3,934,729
                                                                   ------------
                                                                     31,371,679
                                                                   ------------
CASINOS -- 1.2%
Penn National Gaming, Inc.*                              228,800      7,596,160
                                                                   ------------
CHEMICALS -- 1.9%
Cytec Industries, Inc.                                   117,500      5,340,375
OM Group, Inc.*                                          217,500      7,179,675
                                                                   ------------
                                                                     12,520,050
                                                                   ------------
COMMERCIAL SERVICES & SUPPLIES -- 2.2%
Central Parking Corp.                                     99,400      1,857,786
Corporate Executive Board Co. a                           76,500      4,420,935
University of Phoenix Online*                             87,300      7,646,607
                                                                   ------------
                                                                     13,925,328
                                                                   ------------
COMMUNICATIONS EQUIPMENT -- 1.0%
Andrew Corp.* a                                          207,955      4,161,179
Carrier Access Corp.*                                    209,300      2,494,856
                                                                   ------------
                                                                      6,656,035
                                                                   ------------
COMPUTERS & PERIPHERALS -- 2.9%
Hutchinson Technology, Inc.* a                           192,600      4,736,034
Intergraph Corp.*                                        254,500      6,581,370
Komag, Inc.*                                             360,900      5,041,773
TransAct Technologies, Inc.*                              75,093      2,374,441
                                                                   ------------
                                                                     18,733,618
                                                                   ------------
CONSTRUCTION & ENGINEERING -- 0.9%
NCI Building Systems, Inc.*                               55,600      1,809,780
Washington Group International, Inc.*                    103,600      3,718,204
                                                                   ------------
                                                                      5,527,984
                                                                   ------------
CONSTRUCTION MATERIALS -- 0.5%
Florida Rock Industries, Inc.                             74,800      3,154,316
                                                                   ------------


                                                          SHARES       VALUE+
                                                         -------   ------------
COMMON STOCK (CONTINUED)
CONTAINERS & PACKAGING -- 0.2%
Silgan Holdings, Inc.                                     37,600   $  1,515,656
                                                                   ------------
DIVERSIFIED FINANCIALS -- 4.9%
Accredited Home Lenders Holding Co.*                      61,900      1,742,485
Arch Capital Group, Ltd.*                                 75,100      2,994,988
Charter Municipal Mortgage Acceptance Co.                123,200      2,422,112
CompuCredit Corp.*                                       153,700      2,659,010
Doral Financial Corp.                                     62,300      2,149,350
Impac Mortgage Holdings, Inc.                            372,600      8,390,952
New Century Financial Corp. a                            174,500      8,170,090
Saxon Capital, Inc.*                                     116,100      2,650,563
                                                                   ------------
                                                                     31,179,550
                                                                   ------------
DIVERSIFIED TELECOMMUNICATIONS SERVICES -- 0.6%
Aspect Communications Corp.*                             296,200      4,206,040
                                                                   ------------
ELECTRIC UTILITIES -- 0.8%
Companhia Energetica de Minas Gerais ADR                 128,600      1,931,572
OGE Energy Corp.                                         109,200      2,781,324
                                                                   ------------
                                                                      4,712,896
                                                                   ------------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 4.6%
Anixter International, Inc. a                            133,500      4,543,005
Arrow Electronics, Inc.* a                                86,200      2,311,884
Avnet, Inc.* a                                            93,200      2,115,640
Daktronics, Inc.*                                        109,200      2,724,540
DSP Group, Inc.*                                         133,500      3,636,540
Fisher Scientific International, Inc.* a                  40,100      2,315,775
Metrologic Instruments, Inc.*                            184,200      3,672,948
Network Engines, Inc.*                                   523,500      1,423,920
PerkinElmer, Inc.                                        112,000      2,244,480
Rofin-Sinar Technologies, Inc.*                           91,800      2,330,802
Teledyne Technologies, Inc.*                             106,600      2,134,132
                                                                   ------------
                                                                     29,453,666
                                                                   ------------
ENERGY EQUIPMENT & SERVICES -- 2.2%
Headwaters, Inc.*                                        234,300      6,075,399
Universal Compression Holdings, Inc.*                     71,600      2,196,688
Veritas DGC, Inc.*                                       257,400      5,958,810
                                                                   ------------
                                                                     14,230,897
                                                                   ------------
FOOD & DRUG RETAILING -- 0.3%
Nash Finch Co.                                            82,000      2,052,460
                                                                   ------------
GAS UTILITIES -- 1.2%
AGL Resources, Inc.                                      142,500      4,139,625
Atmos Energy Corp.                                       138,300      3,539,097
                                                                   ------------
                                                                      7,678,722
                                                                   ------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 5.8%
CONMED Corp.*                                             87,700      2,402,980
Cooper Cos., Inc. a                                      152,300      9,620,791
Dade Behring Holdings, Inc.*                             179,000      8,506,080
Gen-Probe, Inc.*                                         185,100      8,758,932
Sybron Dental Specialties, Inc.*                         139,700      4,170,045
Ventana Medical Systems, Inc.*                            74,600      3,545,738
                                                                   ------------
                                                                     37,004,566
                                                                   ------------


                       See Notes to Financial Statements.

                    HARRIS INSIGHT SMALL-CAP OPPORTUNITY FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
                                                          SHARES       VALUE+
                                                         -------   ------------
COMMON STOCK (CONTINUED)
HEALTH CARE PROVIDERS & SERVICES -- 5.1%
Amedisys, Inc.*                                           75,800   $  2,504,432
AMERIGROUP Corp.*                                        132,100      6,499,320
Owens & Minor, Inc.                                      118,900      3,079,510
PDI, Inc.*                                                59,100      1,792,503
Select Medical Corp. a                                   292,000      3,918,640
Sierra Health Services, Inc.*                            227,400     10,164,780
Tanox, Inc.*                                             247,500      4,719,825
                                                                   ------------
                                                                     32,679,010
                                                                   ------------
HOTELS, RESTAURANTS & LEISURE -- 1.6%
Applebee's International, Inc.                           105,200      2,421,704
Bluegreen Corp.*                                         110,500      1,524,900
Jack in the Box, Inc.*                                   221,500      6,578,550
                                                                   ------------
                                                                     10,525,154
                                                                   ------------
HOUSEHOLD DURABLES -- 1.6%
Meritage Corp.*                                           52,900      3,639,520
Toro Co. a                                                91,800      6,432,426
                                                                   ------------
                                                                     10,071,946
                                                                   ------------
INSURANCE -- 2.8%
Commerce Group, Inc.                                      44,500      2,196,965
Fremont General Corp. a                                  238,500      4,209,525
IPC Holdings, Ltd.                                        60,500      2,234,265
LandAmerica Financial Group, Inc. a                      125,000      4,866,250
Platinum Underwriters Holdings, Ltd. a                   149,600      4,552,328
                                                                   ------------
                                                                     18,059,333
                                                                   ------------
INTERNET SOFTWARE & SERVICES -- 3.3%
Digital River, Inc.*                                     204,600      6,676,098
InfoSpace, Inc.*                                         122,300      4,652,292
United Online, Inc.* a                                   248,500      4,376,085
ValueClick, Inc.*                                        470,800      5,640,184
                                                                   ------------
                                                                     21,344,659
                                                                   ------------
IT CONSULTING & SERVICES -- 0.4%
Cognizant Technology Solutions Corp.
  Class A*                                               107,800      2,739,198
                                                                   ------------
LEISURE EQUIPMENT & PRODUCTS -- 0.6%
Marvel Enterprises, Inc.* a                              189,800      3,704,896
                                                                   ------------
MACHINERY -- 4.2%
A.S.V., Inc.*                                            110,600      3,462,886
Briggs & Stratton Corp.                                   92,100      8,137,035
Dionex Corp.*                                             57,700      3,183,309
Mueller Industries, Inc.                                 113,900      4,077,620
Reliance Steel & Aluminum Co.                             97,300      3,923,136
UNOVA, Inc.*                                             219,700      4,448,925
                                                                   ------------
                                                                     27,232,911
                                                                   ------------
MEDIA -- 0.7%
R.H. Donnelley Corp.*                                    110,600      4,837,644
                                                                   ------------
METALS & MINING -- 1.4%
Metal Management, Inc.*                                  233,600      4,627,616
Randgold Resources, Ltd. ADR*                            497,800      4,390,596
                                                                   ------------
                                                                      9,018,212
                                                                   ------------


                                                          SHARES       VALUE+
                                                         -------   ------------
COMMON STOCK (CONTINUED)
MULTILINE RETAIL -- 0.5%
Hibbett Sporting Goods, Inc.*                            113,700   $  3,109,695
                                                                   ------------
OIL & GAS -- 3.7%
Giant Industries, Inc.*                                  113,500      2,497,000
OMI Corp. a                                              242,700      2,888,130
Patina Oil & Gas Corp.                                   269,600      8,052,952
Tesoro Petroleum Corp.*                                  369,900     10,209,240
                                                                   ------------
                                                                     23,647,322
                                                                   ------------
PAPER & FOREST PRODUCTS -- 1.1%
Potlatch Corp.                                           169,700      7,066,308
                                                                   ------------
PERSONAL PRODUCTS -- 1.0%
Helen of Troy, Ltd.*                                     182,800      6,739,836
                                                                   ------------
PHARMACEUTICALS -- 1.6%
Eon Labs, Inc.*                                           94,100      3,851,513
Perrigo Co.                                              336,500      6,383,405
                                                                   ------------
                                                                     10,234,918
                                                                   ------------
REAL ESTATE -- 3.9%
American Home Mortgage Investment Corp.                  244,100      6,329,513
LNR Property Corp. a                                     149,500      8,110,375
MFA Mortgage Investments, Inc.                           225,900      2,010,510
Novastar Financial, Inc. a                                91,800      3,484,728
Redwood Trust, Inc. a                                     87,600      4,877,568
                                                                   ------------
                                                                     24,812,694
                                                                   ------------
ROAD & RAIL -- 0.5%
Dollar Thrifty Automotive Group, Inc.*                   107,500      2,949,800
                                                                   ------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS -- 0.5%
August Technology Corp.*                                 137,700      1,726,758
Standard Microsystems Corp.*                              61,900      1,443,508
                                                                   ------------
                                                                      3,170,266
                                                                   ------------
SOFTWARE -- 3.5%
ANSYS, Inc.*                                              87,600      4,117,200
Kronos, Inc.*                                             91,100      3,753,320
RSA Security, Inc.*                                      325,700      6,667,079
Transaction Systems Architects, Inc.
  Class A*                                               235,700      5,074,621
Verint Systems, Inc.*                                     87,700      3,001,094
                                                                   ------------
                                                                     22,613,314
                                                                   ------------
SPECIALTY RETAIL -- 2.7%
Aeropostale, Inc.* a                                     282,600      7,604,766
Charming Shoppes, Inc.*                                  610,500      5,451,765
Genesco, Inc.*                                           168,300      3,976,929
                                                                   ------------
                                                                     17,033,460
                                                                   ------------
TEXTILES & APPAREL -- 3.5%
Deckers Outdoor Corp.*                                   130,600      3,851,394
DHB Industries, Inc.*                                    389,300      5,909,574
Quiksilver, Inc.*                                        384,600      9,157,326
Tommy Hilfiger Corp.*                                    235,700      3,568,498
                                                                   ------------
                                                                     22,486,792
                                                                   ------------


                       See Notes to Financial Statements.

                    HARRIS INSIGHT SMALL-CAP OPPORTUNITY FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
                                                          SHARES       VALUE+
                                                         -------   ------------
COMMON STOCK (CONTINUED)
TOBACCO -- 0.9%
Loews Corp. - Carolina Group                             227,400   $  5,582,670
                                                                   ------------
WIRELESS TELECOMMUNICATIONS SERVICES -- 1.3%
NII Holdings, Inc. Class B* a                            143,869      4,846,947
Western Wireless Corp. Class A* a                        120,500      3,483,655
                                                                   ------------
                                                                      8,330,602
                                                                   ------------
TOTAL COMMON STOCK
  (Cost $409,505,942)                                               551,976,498
                                                                   ------------
TEMPORARY INVESTMENTS -- 0.2%
Goldman Sachs Financial Square
  Money Market Portfolio                                 713,618        713,618
J.P. Morgan Institutional Prime
  Money Market Portfolio                                 576,987        576,987
                                                                   ------------
TOTAL TEMPORARY INVESTMENTS
  (Cost $1,290,605)                                                   1,290,605
                                                                   ------------


  COUPON                                                   PAR
   RATE                                      MATURITY     (000)
----------                                   --------     ------
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED -- 13.8%
CERTIFICATES OF DEPOSIT -- 0.6%
Banco Santander S.A.
    1.125%                                   06/07/05     $  288        287,916
BNP Paribas S.A.
    1.080%                                   07/13/04      1,882      1,882,425
Credit Lyonnais S.A.
    1.075%                                   09/30/04        784        784,000
Fortis Bank
    1.775%                                   06/06/05         77         77,074
    2.055%                                   06/08/05         42         42,266
Svenska Handelsbanken AB
    1.390%                                   10/27/04        789        788,756
                                                                   ------------
                                                                      3,862,437
                                                                   ------------
COMMERCIAL PAPER -- 0.9%
Amsterdam Funding Corp.
    1.111%                                   07/12/04      2,261      2,258,002
Fairway Finance Corp.
    1.220%                                   07/16/04      3,205      3,202,323
                                                                   ------------
                                                                      5,460,325
                                                                   ------------
TIME DEPOSITS -- 3.4%
Chase Manhattan Bank
    1.250%                                   07/01/04      4,876      4,876,352
HSH Nordbank A.G.
    1.470%                                   07/01/04      8,613      8,612,822
Nordea Bank AB
    1.460%                                   07/01/04      8,613      8,612,822
                                                                   ------------
                                                                     22,101,996
                                                                   ------------


  COUPON                                                   PAR
   RATE                                      MATURITY     (000)       VALUE+
----------                                   --------    -------   ------------
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (CONTINUED)
VARIABLE RATE OBLIGATIONS -- 8.9%
Bank of America N.A.
    1.050%                                   09/20/04    $   436   $    436,177
ForeningsSparbanken AB
    1.198%                                   01/18/05      9,882      9,880,270
Merrill Lynch & Co., Inc. Master Notes
    1.630%                                   07/01/04      8,613      8,612,822
    1.630%                                   07/08/04      5,177      5,176,897
    1.630%                                   07/28/04          3          2,943
Morgan Stanley
    1.230%                                   07/16/04      8,067      8,066,622
Natexis Banques
    1.547%                                   01/19/05      5,593      5,592,335
Societe Generale
    1.575%                                   12/08/04      9,329      9,327,674
Westdeutsche Landesbank A.G.
    1.250%                                   09/23/04      1,844      1,843,611
    1.300%                                   09/29/04      4,937      4,936,254
    1.130%                                   10/12/04      3,060      3,060,052
                                                                   ------------
                                                                     56,935,657
                                                                   ------------
TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED
  (Cost $88,360,415)                                                 88,360,415
                                                                   ------------
TOTAL INVESTMENTS -- 100.0%
  (Cost $499,156,962)                                              $641,627,518
                                                                   ============

----------
The book basis and unrealized appreciation (depreciation) for all investments is as follows:

    Basis                                                          $499,156,962
                                                                   ============
    Gross Appreciation                                             $160,763,509
    Gross Depreciation                                              (18,292,953)
                                                                   ------------
    Net Appreciation                                               $142,470,556
                                                                   ============

+ See Note 2a to the Financial Statements.
* Non-income producing security.
a Total or partial security on loan. At June 30, 2004, the total market value of the portfolio's securities on loan is $85,361,541, and the total market value of the collateral held by the portfolio is $88,360,415.
ADR -- American Depositary Receipt.

                       See Notes to Financial Statements.

                                             HARRIS INSIGHT SMALL-CAP OPPORTUNITY FUND
                                                STATEMENT OF ASSETS AND LIABILITIES
                                                     JUNE 30, 2004 (UNAUDITED)
---------------------------------------------------------------------------------------------------------------------------------

ASSETS
   Investments at value (Cost $499,156,962) ................................................................         $641,627,518
   Dividends receivable ....................................................................................              401,643
   Interest receivable .....................................................................................               14,220
   Receivable for capital stock sold .......................................................................           47,298,207
   Other assets ............................................................................................               43,582
                                                                                                                     ------------
          Total assets .....................................................................................          689,385,170
                                                                                                                     ------------

LIABILITIES
   Payable upon return of collateral on securities loaned ..................................................           88,360,415
   Payable for capital stock redeemed ......................................................................              323,493
   Investment advisory fee payable .........................................................................              334,496
   Administration fees payable .............................................................................               73,635
   Service plan fees payable ...............................................................................               15,559
                                                                                                                     ------------
          Total liabilities ................................................................................           89,107,598
                                                                                                                     ------------

NET ASSETS
Applicable to 19,991,340 Institutional Shares, 2,770,686 N Shares, 2,457,747 A
   Shares, and 27,876 B Shares of beneficial interest outstanding, $.001 par value (indefinite number of shares has been authorized for each class of
   shares of the Fund) (Note 8) ...........................................................................          $600,277,572
                                                                                                                     ============
NET ASSET VALUE, OFFERING, AND REDEMPTION PRICE PER INSTITUTIONAL SHARE
   ($477,542,296/19,991,340) ...............................................................................               $23.89
                                                                                                                           ======
NET ASSET VALUE, OFFERING, AND REDEMPTION PRICE PER N SHARE
   ($64,711,795/2,770,686) .................................................................................               $23.36
                                                                                                                           ======
NET ASSET VALUE AND REDEMPTION PRICE PER A SHARE
   ($57,387,585/2,457,747) .................................................................................               $23.35
                                                                                                                           ======
MAXIMUM PUBLIC OFFERING PRICE PER A SHARE
   ($23.35/0.945) (Note 5) .................................................................................               $24.71
                                                                                                                           ======
NET ASSET VALUE, OFFERING, AND REDEMPTION PRICE (SUBJECT TO A MAXIMUM CONTINGENT
   DEFERRED SALES CHARGE OF 5.0%) PER B SHARE
   ($635,896/27,876) (Note 5) ..............................................................................               $22.81
                                                                                                                           ======

                       See Notes to Financial Statements.

                       HARRIS INSIGHT SMALL-CAP VALUE FUND
                             STATEMENT OF NET ASSETS
                            JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
                                                          SHARES       VALUE+
                                                         -------   ------------
COMMON STOCK -- 100.0%
AEROSPACE & DEFENSE -- 3.0%
Curtiss-Wright Corp.                                      47,260   $  2,655,539
United Defense Industries, Inc.*                         154,500      5,407,500
World Fuel Services Corp.                                 43,600      1,965,488
                                                                   ------------
                                                                     10,028,527
                                                                   ------------
AUTO COMPONENTS -- 0.8%
Tenneco Automotive, Inc.*                                201,870      2,670,740
                                                                   ------------
BANKS -- 8.7%
Banco Latinoamericano de Exportaciones
  S. A. Class E                                          229,660      3,601,069
Corus Bankshares, Inc.                                    24,855      1,021,789
CVB Financial Corp.                                       48,300      1,051,974
East West Bancorp, Inc.                                  105,700      3,244,990
First BanCorp                                             37,550      1,530,162
Flagstar Bancorp, Inc.                                   168,500      3,349,780
Glacier Bancorp, Inc.                                     49,850      1,404,275
Gold Banc Corp. , Inc.                                    41,450        642,475
Irwin Financial Corp.                                    132,450      3,496,680
Netbank, Inc.                                            123,550      1,350,402
Oriental Financial Group, Inc.                            63,000      1,705,410
Pacific Capital Bancorp                                   42,233      1,188,014
R & G Financial Corp. Class B                             41,065      1,357,609
Republic Bancorp, Inc.                                   149,400      2,076,660
S&T Bancorp, Inc.                                         52,200      1,669,356
                                                                   ------------
                                                                     28,690,645
                                                                   ------------
BUILDING PRODUCTS -- 0.9%
M/I Schottenstein Homes, Inc.                             71,950      2,921,170
                                                                   ------------
CASINOS -- 1.1%
Alliance Gaming Corp.* a                                 120,300      2,064,348
Ameristar Casinos, Inc.*                                  51,350      1,724,333
                                                                   ------------
                                                                      3,788,681
                                                                   ------------
CHEMICALS -- 1.8%
Hercules, Inc.*                                           90,800      1,106,852
Octel Corp.                                               55,900      1,471,847
OM Group, Inc.* a                                         38,800      1,280,788
Terra Industries, Inc.*                                  387,900      2,183,877
                                                                   ------------
                                                                      6,043,364
                                                                   ------------
COMMERCIAL SERVICES & SUPPLIES -- 2.0%
Banta Corp.                                              106,550      4,731,885
Mobile Mini, Inc.*                                        62,000      1,761,420
                                                                   ------------
                                                                      6,493,305
                                                                   ------------
COMPUTERS & PERIPHERALS -- 1.2%
Intergraph Corp.*                                        105,850      2,737,281
Overland Storage, Inc.*                                   89,350      1,187,461
                                                                   ------------
                                                                      3,924,742
                                                                   ------------
CONSTRUCTION & ENGINEERING -- 0.3%
Perini Corp.*                                             91,500        976,305
                                                                   ------------
CONTAINERS & PACKAGING -- 0.5%
Greif, Inc. Class A                                       38,200      1,613,950
                                                                   ------------


                                                          SHARES       VALUE+
                                                         -------   ------------
COMMON STOCK (CONTINUED)
DISTRIBUTORS -- 2.7%
Brightpoint, Inc.*                                       293,700   $  4,038,375
Building Materials Holding Corp.                          52,629        996,267
Handleman Co.                                             89,650      2,076,294
Wesco International, Inc.*                                99,700      1,834,480
                                                                   ------------
                                                                      8,945,416
                                                                   ------------
DIVERSIFIED FINANCIALS -- 7.3%
Arch Capital Group, Ltd.*                                115,580      4,609,331
CompuCredit Corp.*                                        90,850      1,571,705
Hugoton Royalty Trust                                    108,750      2,486,025
Impac Mortgage Holdings, Inc.                            102,900      2,317,308
New Century Financial Corp. a                            101,750      4,763,935
San Juan Basin Royalty Trust                             136,745      3,331,108
Westcorp                                                 111,300      5,058,585
                                                                   ------------
                                                                     24,137,997
                                                                   ------------
ELECTRIC UTILITIES -- 2.2%
Duquesne Light Holdings, Inc.                            143,600      2,772,916
El Paso Electric Co.*                                    169,500      2,617,080
Westar Energy, Inc.                                      102,250      2,035,797
                                                                   ------------
                                                                      7,425,793
                                                                   ------------
ELECTRICAL EQUIPMENT -- 0.6%
Acuity Brands, Inc.                                       74,500      2,011,500
                                                                   ------------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 2.3%
Benchmark Electronics, Inc.*                             135,700      3,948,870
Checkpoint Systems, Inc.*                                113,300      2,031,469
Trimble Navigation, Ltd.*                                 62,650      1,741,043
                                                                   ------------
                                                                      7,721,382
                                                                   ------------
ENERGY EQUIPMENT & SERVICES -- 1.7%
Denbury Resources, Inc.*                                 101,600      2,128,520
Universal Compression Holdings, Inc.*                     67,800      2,080,104
Veritas DGC, Inc.*                                        65,500      1,516,325
                                                                   ------------
                                                                      5,724,949
                                                                   ------------
FOOD PRODUCTS -- 2.7%
Chiquita Brands International, Inc.*                     289,500      6,056,340
Pilgrim's Pride Corp.                                    103,350      2,990,949
                                                                   ------------
                                                                      9,047,289
                                                                   ------------
GAS UTILITIES -- 0.6%
ONEOK, Inc.                                               97,130      2,135,889
                                                                   ------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 2.7%
American Medical Systems Holdings, Inc.*                  70,700      2,382,590
Cooper Cos., Inc. a                                       92,150      5,821,115
Sonic Innovations, Inc.*                                 125,400        712,272
                                                                   ------------
                                                                      8,915,977
                                                                   ------------
HEALTH CARE PROVIDERS & SERVICES -- 5.8%
Centene Corp.*                                            38,300      1,476,465
Owens & Minor, Inc.                                      121,250      3,140,375
Psychiatric Solutions, Inc.*                              72,400      1,804,932
Sierra Health Services, Inc.* a                           83,250      3,721,275
Stewart Enterprises, Inc. Class A*                       148,750      1,210,825


                       See Notes to Financial Statements.

                       HARRIS INSIGHT SMALL-CAP VALUE FUND
                       STATEMENT OF NET ASSETS (CONTINUED)
                            JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
                                                          SHARES       VALUE+
                                                         -------   ------------
COMMON STOCK (CONTINUED)
HEALTH CARE PROVIDERS & SERVICES (CONTINUED)
Sunrise Senior Living, Inc.*                              54,250   $  2,123,345
U.S. Oncology, Inc.*                                     387,600      5,705,472
                                                                   ------------
                                                                     19,182,689
                                                                   ------------
HOTELS, RESTAURANTS & LEISURE -- 2.9%
Bluegreen Corp.*                                         189,300      2,612,340
Bob Evans Farms, Inc.                                     57,350      1,570,243
Landry's Restaurants, Inc.                               120,000      3,586,800
Papa John's International, Inc.*                          65,800      1,943,732
                                                                   ------------
                                                                      9,713,115
                                                                   ------------
HOUSEHOLD DURABLES -- 1.6%
Toro Co. a                                                77,250      5,412,907
                                                                   ------------
INSURANCE -- 8.5%
American Equity Investment Life Holding Co.*             132,390      1,317,280
AmerUs Group Co. a                                       148,800      6,160,320
Argonaut Group, Inc.*                                     67,600      1,245,868
Delphi Financial Group, Inc. Class A                      57,635      2,564,758
LandAmerica Financial Group, Inc. a                       96,800      3,768,424
Max Re Capital, Ltd.                                      89,400      1,741,512
PXRE Group, Ltd.                                         114,585      2,895,563
Stewart Information Services Corp.                        68,100      2,299,737
UICI*                                                    254,030      6,048,454
                                                                   ------------
                                                                     28,041,916
                                                                   ------------
INTERNET SOFTWARE & SERVICES -- 1.5%
Open Text Corp.* a                                       155,600      4,963,640
                                                                   ------------
IT CONSULTING & SERVICES -- 0.9%
Covansys Corp.*                                          143,535      1,482,717
Gartner, Inc. Class B*                                   119,050      1,534,554
                                                                   ------------
                                                                      3,017,271
                                                                   ------------
LEISURE EQUIPMENT & PRODUCTS -- 0.5%
Jacuzzi Brands, Inc.*                                    213,600      1,723,752
                                                                   ------------
MACHINERY -- 0.5%
Graco, Inc.                                               55,812      1,732,963
                                                                   ------------
MARINE -- 2.9%
Frontline, Ltd. a                                         45,065      1,555,193
General Maritime Corp.*                                  161,450      4,430,188
Overseas Shipholding Group, Inc.                          76,150      3,360,500
Ship Finance International, Ltd. a                        11,341        169,548
                                                                   ------------
                                                                      9,515,429
                                                                   ------------
METALS & MINING -- 4.9%
Cleveland-Cliffs, Inc.*                                   70,400      3,969,856
Commercial Metals Co.                                    173,900      5,643,055
Metal Management, Inc.*                                  112,200      2,222,682
Ryerson Tull, Inc.                                       109,300      1,735,684
Steel Dynamics, Inc.*                                     97,500      2,791,425
                                                                   ------------
                                                                     16,362,702
                                                                   ------------
MULTILINE RETAIL -- 1.6%
BJ's Wholesale Club, Inc.* a                             121,000      3,025,000
ShopKo Stores, Inc.*                                     167,800      2,372,692
                                                                   ------------
                                                                      5,397,692
                                                                   ------------


                                                          SHARES       VALUE+
                                                         -------   ------------
COMMON STOCK (CONTINUED)
OFFICE ELECTRONICS -- 0.4%
Ikon Office Solutions, Inc.                              101,680   $  1,166,270
                                                                   ------------
OIL & GAS -- 7.0%
Houston Exploration Co.*                                  71,150      3,688,416
Patina Oil & Gas Corp.                                    74,586      2,227,884
Plains Exploration & Production Co.*                     213,554      3,918,716
Stone Energy Corp.*                                      115,550      5,278,324
Tesoro Petroleum Corp.*                                  290,000      8,004,000
                                                                   ------------
                                                                     23,117,340
                                                                   ------------
PAPER & FOREST PRODUCTS -- 1.6%
Potlatch Corp.                                           125,170      5,212,079
                                                                   ------------
PHARMACEUTICALS -- 2.9%
Alpharma, Inc. Class A                                   162,700      3,332,096
K-V Pharmaceutical Co. Class A*                           38,800        895,892
Perrigo Co.                                              281,600      5,341,952
                                                                   ------------
                                                                      9,569,940
                                                                   ------------
REAL ESTATE -- 1.8%
Corporate Office Properties Trust                         89,500      2,224,075
LNR Property Corp. a                                      39,410      2,137,993
Redwood Trust, Inc. a                                     28,350      1,578,528
                                                                   ------------
                                                                      5,940,596
                                                                   ------------
ROAD & RAIL -- 3.1%
Dollar Thrifty Automotive Group, Inc.*                   243,285      6,675,740
Landstar System, Inc.*                                    26,900      1,422,203
UTI Worldwide, Inc.                                       38,300      2,018,027
                                                                   ------------
                                                                     10,115,970
                                                                   ------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS -- 0.9%
Silicon Storage Technology, Inc.* a                      135,700      1,397,710
Standard Microsystems Corp.*                              65,500      1,527,460
                                                                   ------------
                                                                      2,925,170
                                                                   ------------
SPECIALTY RETAIL -- 5.0%
PETCO Animal Supplies, Inc.*                             164,650      5,303,376
United Auto Group, Inc.*                                 130,950      4,013,618
United Rentals, Inc.*                                    279,150      4,993,994
Zale Corp.*                                               82,200      2,240,772
                                                                   ------------
                                                                     16,551,760
                                                                   ------------
TEXTILES & APPAREL -- 1.9%
Quiksilver, Inc.*                                        181,300      4,316,753
Tommy Hilfiger Corp.*                                    129,400      1,959,116
                                                                   ------------
                                                                      6,275,869
                                                                   ------------
WIRELESS TELECOMMUNICATIONS SERVICES -- 0.7%
STET Hellas Telecommunications S.A. ADR                  145,200      2,439,360
                                                                   ------------
TOTAL COMMON STOCK
  (Cost $256,820,028)                                               331,596,051
                                                                   ------------
TEMPORARY INVESTMENTS -- 0.0%
Goldman Sachs Financial Square
  Money Market Portfolio
  (Cost $9,304)                                            9,304          9,304
                                                                   ------------


                       See Notes to Financial Statements.

                       HARRIS INSIGHT SMALL-CAP VALUE FUND
                       STATEMENT OF NET ASSETS (CONTINUED)
                            JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
  COUPON                                                   PAR
   RATE                                      MATURITY     (000)       VALUE+
----------                                   --------    -------   ------------
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED -- 11.6%
CERTIFICATES OF DEPOSIT -- 2.7%
Banco Santander S.A.
    1.125%                                   06/07/05     $1,769   $  1,769,045
Canadian Imperial Bank
    1.285%                                   01/31/05      5,156      5,155,268
Credit Lyonnais S.A.
    1.075%                                   09/30/04      1,858      1,858,369
                                                                   ------------
                                                                      8,782,682
                                                                   ------------
COMMERCIAL PAPER -- 0.1%
Fairway Finance Corp.
    1.220%                                   07/16/04        306        305,911
                                                                   ------------
TIME DEPOSITS -- 2.9%
Chase Manhattan Bank
    1.250%                                   07/01/04      1,611      1,610,941
HSH Nordbank A.G.
    1.470%                                   07/01/04      3,959      3,958,502
Nordea Bank AB
    1.460%                                   07/01/04      3,959      3,958,503
                                                                   ------------
                                                                      9,527,946
                                                                   ------------
VARIABLE RATE OBLIGATIONS -- 5.9%
ForeningsSparbanken AB
    1.198%                                   01/18/05      6,143      6,142,081
Merrill Lynch & Co., Inc. Master Notes
    1.630%                                   07/01/04      3,959      3,958,502
    1.630%                                   07/14/04      2,087      2,086,977
Natexis Banques
    1.547%                                   01/19/05      1,013      1,012,965
Societe Generale
    1.575%                                   12/08/04      3,368      3,367,874
Westdeutsche Lansdesbank A.G.
    1.250%                                   09/23/04      2,119      2,119,066
    1.300%                                   09/29/04      1,024      1,023,986
                                                                   ------------
                                                                     19,711,451
                                                                   ------------
TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED
  (Cost $38,327,990)                                                 38,327,990
                                                                   ------------
TOTAL INVESTMENTS -- 111.6%
  (Cost $295,157,322)                                               369,933,345
                                                                   ------------
OTHER ASSETS AND LIABILITIES -- (11.6%)
Dividends receivable and other assets                                   296,238
Receivable for capital stock sold                                       206,513
Payable upon return of collateral on securities loaned              (38,327,990)
Payable for capital stock redeemed                                     (415,981)
Investment advisory fee payable                                        (185,937)
Administration fees payable                                             (44,402)
Service plan fees payable                                                (3,109)
Accrued expenses                                                         (1,993)
                                                                   ------------
                                                                    (38,476,661)
                                                                   ------------


NET ASSETS -- 100.0%
Applicable to 6,597,938 Institutional Shares,
  197,244 N Shares, 42,014 A Shares, and
  23,223 B Shares of beneficial interest
  outstanding, $.001 par value (indefinite
  number of shares has been authorized for
  each class of shares of the Fund) (Note 8)                       $331,456,684
                                                                   ============
NET ASSET VALUE, OFFERING, AND REDEMPTION
  PRICE PER INSTITUTIONAL SHARE
  ($318,842,119/6,597,938)                                               $48.32
                                                                         ======
NET ASSET VALUE, OFFERING, AND REDEMPTION
  PRICE PER N SHARE ($9,494,251/197,244)                                 $48.13
                                                                         ======
NET ASSET VALUE AND REDEMPTION PRICE
  PER A SHARE ($2,019,464/42,014)                                        $48.07
                                                                         ======
MAXIMUM PUBLIC OFFERING PRICE
  PER A SHARE ($48.07/0.945) (NOTE 5)                                    $50.87
                                                                         ======
NET ASSET VALUE, OFFERING, AND REDEMPTION
  PRICE (SUBJECT TO A MAXIMUM CONTINGENT
  DEFERRED SALES CHARGE OF 5.0%)
  PER B SHARE ($1,100,850/23,223) (NOTE 5)                               $47.40
                                                                         ======

----------
The book basis and unrealized appreciation (depreciation) for all investments is as follows:

    Basis                                                          $295,157,322
                                                                   ============
    Gross Appreciation                                             $ 81,093,802
    Gross Depreciation                                               (6,317,779)
                                                                   ------------
    Net Appreciation                                               $ 74,776,023
                                                                   ============

+ See Note 2a to the Financial Statements.
* Non-income producing security.
a Total or partial security on loan. At June 30, 2004, the total market value of the portfolio's securities on loan is $38,881,097, and the total market value of the collateral held by the portfolio is $38,327,990.
ADR -- American Depositary Receipt.


                       See Notes to Financial Statements.

                              HARRIS INSIGHT FUNDS
                            STATEMENTS OF OPERATIONS
               FOR THE SIX MONTHS ENDED JUNE 30, 2004 (UNAUDITED)

                                                                                            MONEY MARKET FUNDS
                                                                            -----------------------------------------------
                                                                             GOVERNMENT                         TAX-EXEMPT
                                                                            MONEY MARKET      MONEY MARKET     MONEY MARKET
                                                                                FUND              FUND             FUND
                                                                            ------------      ------------     ------------
INVESTMENT INCOME:
  Interest ............................................................     $10,141,191       $43,315,734       $7,114,376
  Dividends ...........................................................              --                --               --
  Securities lending income ...........................................              --                --               --
  Foreign taxes withheld ..............................................              --                --               --
                                                                            -----------       -----------       ----------
    Total investment income ...........................................      10,141,191        43,315,734        7,114,376
                                                                            -----------       -----------       ----------
EXPENSES (NOTE 2F):
  Investment advisory fee (Note 3) ....................................         917,615         3,793,245          695,267
  Rule 12b - 1 fee (Note 4) ...........................................       1,011,888         2,163,008          248,178
  Shareholder services fee (Note 4) ...................................       1,822,511         4,277,886          505,337
  Program fee (Note 4) ................................................       2,687,969         4,949,418          436,572
  Commitment fee (Note 12) ............................................          11,809            49,849            8,878
  Transfer agency fee (Note 3) ........................................          39,923           158,557           30,294
  Administration fee (Note 3) .........................................       1,055,172         4,446,269          799,442
  Custodian fee (Note 3) ..............................................          35,052           156,925           28,833
  Directors' fees and expenses ........................................          15,145            63,934           11,386
  Audit fee ...........................................................          18,405            86,695           13,836
  Legal fee ...........................................................          14,232            81,636           10,696
  Reports to shareholders .............................................          36,770           155,673           28,224
  Registration fees ...................................................          28,665            36,127           24,024
  Miscellaneous .......................................................         (12,660)          166,381          (11,700)
                                                                            -----------       -----------       ----------
    Total expenses ....................................................       7,682,496        20,585,603        2,829,267
                                                                            -----------       -----------       ----------
  Less investment advisory fee waived (Note 3) ........................              --                --               --
  Less administration fee waived (Note 3) .............................        (359,090)       (2,713,673)              --
  Less service plan fees waived (Note 4) ..............................      (1,257,791)       (2,428,683)        (255,220)
  Less expenses reimbursed by adviser (Note 3) ........................              --                --               --
                                                                            -----------       -----------       ----------
    Net expenses ......................................................       6,065,615        15,443,247        2,574,047
                                                                            -----------       -----------       ----------
  NET INVESTMENT INCOME/(LOSS) ........................................       4,075,576        27,872,487        4,540,329
                                                                            -----------       -----------       ----------
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS (NOTE 7):
  Net realized gain/(loss) from:
    Investment transactions ...........................................           6,607            25,891           (2,141)
    Futures contracts .................................................              --                --               --
    Foreign currency translations .....................................              --                --               --
  Net change in unrealized appreciation/(depreciation) on:
    Investments .......................................................              --                --               --
    Futures contracts .................................................              --                --               --
    Foreign currency translations .....................................              --                --               --
                                                                            -----------       -----------       ----------
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS ................           6,607            25,891           (2,141)
                                                                            -----------       -----------       ----------
INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS .....................     $ 4,082,183       $27,898,378       $4,538,188
                                                                            ===========       ===========       ==========

                                                                                              FIXED INCOME FUNDS
                                                                    ----------------------------------------------------------------
                                                                                     HIGH YIELD     INTERMEDIATE      INTERMEDIATE
                                                                        BOND            BOND       GOVERNMENT BOND   TAX-EXEMPT BOND
                                                                        FUND            FUND            FUND              FUND
                                                                    -----------     -----------    ---------------   ---------------
INVESTMENT INCOME:
  Interest ......................................................   $ 3,232,530     $ 2,411,384      $ 1,653,705       $ 5,610,355
  Dividends .....................................................            --          34,215               --                --
  Securities lending income .....................................         1,882           1,671            4,666                --
  Foreign taxes withheld ........................................            --              --               --                --
                                                                    -----------     -----------      -----------       -----------
    Total investment income .....................................     3,234,412       2,447,270        1,658,371         5,610,355
                                                                    -----------     -----------      -----------       -----------
EXPENSES (NOTE 2F):
  Investment advisory fee (Note 3) ..............................       416,399         145,551          188,337           549,308
  Rule 12b - 1 fee (Note 4) .....................................         2,403              63            7,293             5,183
  Shareholder services fee (Note 4) .............................         6,142             104           22,469            11,105
  Program fee (Note 4) ..........................................            --              --               --                --
  Commitment fee (Note 12) ......................................           843             425              551             1,606
  Transfer agency fee (Note 3) ..................................        25,412           3,520           30,520            27,611
  Administration fee (Note 3) ...................................       120,970          54,140           85,358           214,343
  Custodian fee (Note 3) ........................................         5,383           4,618            2,928             6,515
  Directors' fees and expenses ..................................         1,081             546              706             2,060
  Audit fee .....................................................         1,313             663              858             2,503
  Legal fee .....................................................           873             441              570             2,864
  Reports to shareholders .......................................           999             504              653             1,904
  Registration fees .............................................        23,842           9,362           25,207            26,208
  Miscellaneous .................................................        10,840           9,362            7,241            14,056
                                                                    -----------     -----------      -----------       -----------
    Total expenses ..............................................       616,500         229,299          372,691           865,266
                                                                    -----------     -----------      -----------       -----------
  Less investment advisory fee waived (Note 3) ..................      (207,142)        (25,897)        (119,801)         (305,171)
  Less administration fee waived (Note 3) .......................       (16,445)         (5,937)         (13,864)           (9,000)
  Less service plan fees waived (Note 4) ........................            --              --               --                --
  Less expenses reimbursed by adviser (Note 3) ..................            --              --               --                --
                                                                    -----------     -----------      -----------       -----------
    Net expenses ................................................       392,913         197,465          239,026           551,095
                                                                    -----------     -----------      -----------       -----------
  NET INVESTMENT INCOME/(LOSS) ..................................     2,841,499       2,249,805        1,419,345         5,059,260
                                                                    -----------     -----------      -----------       -----------
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS (NOTE 7):
  Net realized gain/(loss) from:
    Investment transactions .....................................     1,223,732         724,506          233,827           (19,849)
    Futures contracts ...........................................           870              --               --                --
    Foreign currency translations ...............................            --              --               --                --
  Net change in unrealized appreciation/(depreciation) on:
    Investments .................................................    (3,626,698)     (1,802,222)      (1,637,852)       (7,282,247)
    Futures contracts ...........................................        14,859              --               --                --
    Foreign currency translations ...............................            --              --               --                --
                                                                    -----------     -----------      -----------       -----------
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS ..........    (2,387,237)     (1,077,716)      (1,404,025)       (7,302,096)
                                                                    -----------     -----------      -----------       -----------
INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS ...............   $   454,262     $ 1,172,089      $    15,320       $(2,242,836)
                                                                    ===========     ===========      ===========       ===========

                                                                                     FIXED INCOME FUNDS
                                                                    --------------------------------------------------
                                                                         SHORT/                           ULTRA SHORT
                                                                    INTERMEDIATE BOND  TAX-EXEMPT BOND   DURATION BOND
                                                                          FUND              FUND            FUND(1)
                                                                    -----------------  ---------------   -------------
INVESTMENT INCOME:
  Interest ......................................................      $ 6,204,071       $ 2,825,485        $85,579
  Dividends .....................................................               --                --             --
  Securities lending income .....................................            7,686                --             --
  Foreign taxes withheld ........................................               --                --             --
                                                                       -----------       -----------        -------
    Total investment income .....................................        6,211,757         2,825,485         85,579
                                                                       -----------       -----------        -------
EXPENSES (NOTE 2F):
  Investment advisory fee (Note 3) ..............................        1,013,222           253,638          8,338
  Rule 12b - 1 fee (Note 4) .....................................            9,280             8,146             --
  Shareholder services fee (Note 4) .............................           12,620            33,348             --
  Program fee (Note 4) ..........................................               --                --             --
  Commitment fee (Note 12) ......................................            1,904               741             --
  Transfer agency fee (Note 3) ..................................           34,148            30,633             87
  Administration fee (Note 3) ...................................          250,931           108,818          6,145
  Custodian fee (Note 3) ........................................            8,404             3,836          4,428
  Directors' fees and expenses ..................................            2,442               951             70
  Audit fee .....................................................            2,968             1,156             85
  Legal fee .....................................................            2,872               768             57
  Reports to shareholders .......................................            1,359               879             65
  Registration fees .............................................           27,664            22,386             --
  Miscellaneous .................................................           16,074             8,914            536
                                                                       -----------       -----------        -------
    Total expenses ..............................................        1,383,888           474,214         19,811
                                                                       -----------       -----------        -------
  Less investment advisory fee waived (Note 3) ..................         (467,691)         (140,910)        (4,698)
  Less administration fee waived (Note 3) .......................          (25,822)           (9,000)        (4,552)
  Less service plan fees waived (Note 4) ........................               --                --             --
  Less expenses reimbursed by adviser (Note 3) ..................               --                --           (153)
                                                                       -----------       -----------        -------
    Net expenses ................................................          890,375           324,304         10,408
                                                                       -----------       -----------        -------
  NET INVESTMENT INCOME/(LOSS) ..................................        5,321,382         2,501,181         75,171
                                                                       -----------       -----------        -------
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS (NOTE 7):
  Net realized gain/(loss) from:
    Investment transactions .....................................        1,654,057         2,032,744              6
    Futures contracts ...........................................               --                --             --
    Foreign currency translations ...............................               --                --             --
  Net change in unrealized appreciation/(depreciation) on:
    Investments .................................................       (7,135,310)       (6,030,675)       (59,291)
    Futures contracts ...........................................               --                --             --
    Foreign currency translations ...............................               --                --             --
                                                                       -----------       -----------        -------
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS ..........       (5,481,253)       (3,997,931)       (59,285)
                                                                       -----------       -----------        -------
INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS ...............      $  (159,871)      $(1,496,750)       $15,886
                                                                       ===========       ===========        =======

  (1) For the period 04/01/04 (commencement of operations) to 06/30/04.

                       See Notes to Financial Statements.

76 & 77

                              HARRIS INSIGHT FUNDS
                      STATEMENTS OF OPERATIONS (CONTINUED)
               FOR THE SIX MONTHS ENDED JUNE 30, 2004 (UNAUDITED)

                                                                                           EQUITY FUNDS
                                                                     ----------------------------------------------

                                                                                         CORE            EMERGING
                                                                      BALANCED          EQUITY            MARKETS
                                                                        FUND             FUND              FUND
                                                                     ----------       ----------       ------------
INVESTMENT INCOME:
  Interest .....................................................     $  503,616       $    6,982       $     42,472
  Dividends ....................................................        303,967          806,376          4,506,343
  Securities lending income ....................................          4,265            6,890                 --
  Foreign taxes withheld .......................................             --               --           (344,554)
                                                                     ----------       ----------       ------------
    Total investment income ....................................        811,848          820,248          4,204,261
                                                                     ----------       ----------       ------------
EXPENSES (NOTE 2F):
  Investment advisory fee (Note 3) .............................        152,357          485,705          1,976,525
  Rule 12b - 1 fee (Note 4) ....................................          2,454            1,170                442
  Shareholder services fee (Note 4) ............................          3,807            5,685              2,239
  Commitment fee (Note 12) .....................................            402              869              2,086
  Transfer agency fee (Note 3) .................................         21,890           25,773             17,726
  Administration fee (Note 3) ..................................         66,988          123,914            262,687
  Custodian fee (Note 3) .......................................          8,599           11,090            184,702
  Directors' fees and expenses .................................            516            1,116              2,676
  Audit fee ....................................................            627            1,356             10,052
  Legal fee ....................................................            417              902              2,163
  Reports to shareholders ......................................            476              631              1,572
  Registration fees ............................................         22,659           22,932             19,201
  Miscellaneous ................................................         13,640            6,466             47,737
                                                                     ----------       ----------       ------------
    Total expenses .............................................        294,832          687,609          2,529,808
                                                                     ----------       ----------       ------------
  Less investment advisory fee waived (Note 3) .................         (6,383)          (8,610)                --
  Less administration fee waived (Note 3) ......................        (14,040)          (9,000)           (27,369)
  Less service plan fees waived (Note 4) .......................             --               --                 --
  Less expenses reimbursed by adviser (Note 3) .................             --               --                 --
                                                                     ----------       ----------       ------------
    Net expenses ...............................................        274,409          669,999          2,502,439
                                                                     ----------       ----------       ------------
  NET INVESTMENT INCOME/(LOSS) .................................        537,439          150,249          1,701,822
                                                                     ----------       ----------       ------------
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS (NOTE 7):
  Net realized gain/(loss) from:
    Investment transactions ....................................      2,341,229        2,240,366         18,280,139
    Futures contracts ..........................................             --               --                 --
    Foreign currency translations ..............................             --               --            (86,382)
  Net change in unrealized appreciation/(depreciation) on:
    Investments ................................................       (599,476)         708,483        (29,980,517)
    Futures contracts ..........................................             --               --                 --
    Foreign currency translations ..............................             --               --            (10,405)
                                                                     ----------       ----------       ------------
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS .........      1,741,753        2,948,849        (11,797,165)
                                                                     ----------       ----------       ------------
INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS ..............     $2,279,192       $3,099,098       $(10,095,343)
                                                                     ==========       ==========       ============

                                                                                           EQUITY FUNDS
                                                                     ---------------------------------------------------


                                                                       EQUITY            INDEX         INTERNATIONAL
                                                                        FUND              FUND              FUND
                                                                     -----------       -----------     -------------
INVESTMENT INCOME:
  Interest .....................................................     $    15,831       $    23,150       $   21,377
  Dividends ....................................................       2,145,733         3,041,844        3,259,116
  Securities lending income ....................................          13,231            12,796               --
  Foreign taxes withheld .......................................              --                --         (356,489)
                                                                     -----------       -----------       ----------
    Total investment income ....................................       2,174,795         3,077,790        2,924,004
                                                                     -----------       -----------       ----------
EXPENSES (NOTE 2F):
  Investment advisory fee (Note 3) .............................         841,065           373,375          940,824
  Rule 12b - 1 fee (Note 4) ....................................           2,249             1,536               86
  Shareholder services fee (Note 4) ............................          15,853            25,104            2,243
  Commitment fee (Note 12) .....................................           1,585             2,462            1,182
  Transfer agency fee (Note 3) .................................          26,168            27,412           14,681
  Administration fee (Note 3) ..................................         211,194           309,404          152,919
  Custodian fee (Note 3) .......................................           9,149            23,253           52,413
  Directors' fees and expenses .................................           2,033             3,160            1,516
  Audit fee ....................................................           2,471             3,839            1,842
  Legal fee ....................................................           1,644             4,654            1,226
  Reports to shareholders ......................................           1,878             2,319            1,401
  Registration fees ............................................          28,392            22,113           20,930
  Miscellaneous ................................................           8,357            17,427           17,121
                                                                     -----------       -----------       ----------
    Total expenses .............................................       1,152,038           816,058        1,208,384
                                                                     -----------       -----------       ----------
  Less investment advisory fee waived (Note 3) .................              --                --               --
  Less administration fee waived (Note 3) ......................          (9,000)               --          (19,410)
  Less service plan fees waived (Note 4) .......................              --                --               --
  Less expenses reimbursed by adviser (Note 3) .................              --                --               --
                                                                     -----------       -----------       ----------
    Net expenses ...............................................       1,143,038           816,058        1,188,974
                                                                     -----------       -----------       ----------
  NET INVESTMENT INCOME/(LOSS) .................................       1,031,757         2,261,732        1,735,030
                                                                     -----------       -----------       ----------
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS (NOTE 7):
  Net realized gain/(loss) from:
    Investment transactions ....................................      16,396,778         7,523,091        5,108,348
    Futures contracts ..........................................              --           275,458               --
    Foreign currency translations ..............................              --                --          (48,039)
  Net change in unrealized appreciation/(depreciation) on:
    Investments ................................................      (4,444,882)        1,706,223          676,829
    Futures contracts ..........................................              --          (152,300)              --
    Foreign currency translations ..............................              --                --          (32,531)
                                                                     -----------       -----------       ----------
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS .........      11,951,896         9,352,472        5,704,607
                                                                     -----------       -----------       ----------
INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS ..............     $12,983,653       $11,614,204       $7,439,637
                                                                     ===========       ===========       ==========

                                                                                      EQUITY FUNDS
                                                                     ----------------------------------------------
                                                                     SMALL-CAP
                                                                     AGGRESSIVE        SMALL-CAP         SMALL-CAP
                                                                       GROWTH         OPPORTUNITY          VALUE
                                                                        FUND             FUND               FUND
                                                                     ----------       ------------      -----------
INVESTMENT INCOME:
  Interest .....................................................     $      310       $    30,869       $    13,206
  Dividends ....................................................         20,368         2,842,783         2,544,336
  Securities lending income ....................................            120            77,686            24,286
  Foreign taxes withheld .......................................             --                --                --
                                                                     ----------       -----------       -----------
    Total investment income ....................................         20,798         2,951,338         2,581,828
                                                                     ----------       -----------       -----------
EXPENSES (NOTE 2F):
  Investment advisory fee (Note 3) .............................         30,258         2,199,262         1,142,855
  Rule 12b - 1 fee (Note 4) ....................................             --            12,643             6,098
  Shareholder services fee (Note 4) ............................             --            80,098            11,832
  Commitment fee (Note 12) .....................................             53             3,644             2,153
  Transfer agency fee (Note 3) .................................            714            46,033            30,912
  Administration fee (Note 3) ..................................          6,562           461,962           280,293
  Custodian fee (Note 3) .......................................          4,631            24,304            16,031
  Directors' fees and expenses .................................             68             4,676             2,763
  Audit fee ....................................................             83             5,682             4,357
  Legal fee ....................................................             55             5,781             2,634
  Reports to shareholders ......................................             63             3,320             1,552
  Registration fees ............................................         10,738            24,661            27,573
  Miscellaneous ................................................          3,097            14,150             7,770
                                                                     ----------       -----------       -----------
    Total expenses .............................................         56,322         2,886,216         1,536,823
                                                                     ----------       -----------       -----------
  Less investment advisory fee waived (Note 3) .................        (15,509)           (3,685)               --
  Less administration fee waived (Note 3) ......................           (469)           (9,000)           (9,000)
  Less service plan fees waived (Note 4) .......................             --                --                --
  Less expenses reimbursed by adviser (Note 3) .................             --                --                --
                                                                     ----------       -----------       -----------
    Net expenses ...............................................         40,344         2,873,531         1,527,823
                                                                     ----------       -----------       -----------
  NET INVESTMENT INCOME/(LOSS) .................................        (19,546)           77,807         1,054,005
                                                                     ----------       -----------       -----------
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS (NOTE 7):
  Net realized gain/(loss) from:
    Investment transactions ....................................      1,017,723        53,257,205        29,400,994
    Futures contracts ..........................................             --                --                --
    Foreign currency translations ..............................             --                --                --
  Net change in unrealized appreciation/(depreciation) on:
    Investments ................................................       (554,354)       (4,084,259)         (471,363)
    Futures contracts ..........................................             --                --                --
    Foreign currency translations ..............................             --                --                --
                                                                     ----------       -----------       -----------
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS .........        463,369        49,172,946        28,929,631
                                                                     ----------       -----------       -----------
INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS ..............     $  443,823       $49,250,753       $29,983,636
                                                                     ==========       ===========       ===========

                       See Notes to Financial Statements.

78 & 79

                              HARRIS INSIGHT FUNDS
                       STATEMENTS OF CHANGES IN NET ASSETS
               FOR THE SIX MONTHS ENDED JUNE 30, 2004 (UNAUDITED)

                                                                                               MONEY MARKET FUNDS
                                                                            ----------------------------------------------------
                                                                              GOVERNMENT                           TAX-EXEMPT
                                                                             MONEY MARKET       MONEY MARKET      MONEY MARKET
                                                                                 FUND               FUND              FUND
                                                                            --------------     --------------     --------------
INCREASE/(DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income/(loss) ..........................................     $    4,075,576     $   27,872,487     $    4,540,329
Net realized gain/(loss) on investment transactions,
  futures contracts and foreign currency translations .................              6,607             25,891             (2,141)
Net change in unrealized appreciation/(depreciation)
  of investment transactions, futures contracts, and
  foreign currency translations .......................................                 --                 --                 --
                                                                            --------------     --------------     --------------
Increase/(decrease) in net assets from operations .....................          4,082,183         27,898,378          4,538,188
                                                                            --------------     --------------     --------------
DISTRIBUTIONS TO SHAREHOLDERS (NOTES 2C AND 2D):
Net investment income:
  Institutional Shares ................................................         (1,570,845)       (17,541,995)        (3,840,104)
  N Shares ............................................................           (944,182)        (3,814,517)          (504,893)
  A Shares ............................................................                 --                 --                 --
  B Shares ............................................................                 --                (44)                --
  Exchange Shares .....................................................                 --         (3,175,606)                --
  Service Shares ......................................................         (1,568,700)        (3,340,325)          (195,332)
                                                                            --------------     --------------     --------------
Total distributions from net investment income ........................         (4,083,727)       (27,872,487)        (4,540,329)
                                                                            --------------     --------------     --------------
Net realized gains on investments:
  Institutional Shares ................................................                 --                 --                 --
  N Shares ............................................................                 --                 --                 --
  A Shares ............................................................                 --                 --                 --
  B Shares ............................................................                 --                 --                 --
                                                                            --------------     --------------     --------------
Total distributions from net realized gains ...........................                 --                 --                 --
                                                                            --------------     --------------     --------------
CAPITAL SHARE TRANSACTIONS (NOTE 6):
Increase/(decrease) in net assets from capital share transactions in:
  Institutional Shares ................................................        134,433,672       (278,301,308)       184,414,609
  N Shares ............................................................       (107,980,209)      (116,345,798)       (31,753,678)
  A Shares ............................................................                 --                 --                 --
  B Shares ............................................................                 --            (27,239)                --
  Exchange Shares .....................................................                 --        787,429,915                 --
  Service Shares ......................................................         11,305,938       (336,444,066)        10,734,873
                                                                            --------------     --------------     --------------
Increase/(decrease) in net assets from capital share
  transactions ........................................................         37,759,401         56,311,504        163,395,804
                                                                            --------------     --------------     --------------
Redemption Fees .......................................................                 --                 --                 --
                                                                            --------------     --------------     --------------
Total increase/(decrease) in net assets ...............................         37,757,857         56,337,395        163,393,663

NET ASSETS:
Beginning of period ...................................................      1,759,632,969      7,728,014,728      1,265,035,572
                                                                            --------------     --------------     --------------
End of period .........................................................     $1,797,390,826     $7,784,352,123     $1,428,429,235
                                                                            ==============     ==============     ==============

                                                                                                FIXED INCOME FUNDS
                                                                            ----------------------------------------------------
                                                                                               HIGH YIELD       INTERMEDIATE
                                                                                BOND              BOND         GOVERNMENT BOND
                                                                                FUND              FUND              FUND
                                                                            ------------       -----------     ---------------
INCREASE/(DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income/(loss) ..........................................     $  2,841,499       $ 2,249,805       $ 1,419,345
Net realized gain/(loss) on investment transactions,
  futures contracts and foreign currency translations .................        1,224,602           724,506           233,827
Net change in unrealized appreciation/(depreciation)
  of investment transactions, futures contracts, and
  foreign currency translations .......................................       (3,611,839)       (1,802,222)       (1,637,852)
                                                                            ------------       -----------       -----------
Increase/(decrease) in net assets from operations .....................          454,262         1,172,089            15,320
                                                                            ------------       -----------       -----------
DISTRIBUTIONS TO SHAREHOLDERS (NOTES 2C AND 2D):
Net investment income:
  Institutional Shares ................................................       (2,821,118)       (2,243,354)       (1,105,767)
  N Shares ............................................................          (97,084)           (2,984)         (272,012)
  A Shares ............................................................          (12,667)           (1,796)          (37,810)
  B Shares ............................................................           (8,028)               --           (14,482)
  Exchange Shares .....................................................               --                --                --
  Service Shares ......................................................               --                --                --
                                                                            ------------       -----------       -----------
Total distributions from net investment income ........................       (2,938,897)       (2,248,134)       (1,430,071)
                                                                            ------------       -----------       -----------
Net realized gains on investments:
  Institutional Shares ................................................               --          (324,975)         (439,681)
  N Shares ............................................................               --            (1,561)         (115,704)
  A Shares ............................................................               --            (1,037)          (15,858)
  B Shares ............................................................               --                --            (8,040)
                                                                            ------------       -----------       -----------
Total distributions from net realized gains ...........................               --          (327,573)         (579,283)
                                                                            ------------       -----------       -----------
CAPITAL SHARE TRANSACTIONS (NOTE 6):
Increase/(decrease) in net assets from capital share transactions in:
  Institutional Shares ................................................       62,966,015         4,703,330        (4,910,789)
  N Shares ............................................................         (499,797)          260,570        (1,792,264)
  A Shares ............................................................         (140,904)          183,067          (147,195)
  B Shares ............................................................              903                --            (4,097)
  Exchange Shares .....................................................               --                --                --
  Service Shares ......................................................               --                --                --
                                                                            ------------       -----------       -----------
Increase/(decrease) in net assets from capital share
  transactions ........................................................       62,326,217         5,146,967        (6,854,345)
                                                                            ------------       -----------       -----------
Redemption Fees .......................................................               --                --                --
                                                                            ------------       -----------       -----------
Total increase/(decrease) in net assets ...............................       59,841,582         3,743,349        (8,848,379)

NET ASSETS:
Beginning of period ...................................................      129,342,818        62,926,248        87,313,246
                                                                            ------------       -----------       -----------
End of period .........................................................     $189,184,400       $66,669,597       $78,464,867
                                                                            ============       ===========       ===========

                                                                                               FIXED INCOME FUNDS
                                                                            -----------------------------------------------------
                                                                             INTERMEDIATE          SHORT/
                                                                            TAX-EXEMPT BOND   INTERMEDIATE BOND   TAX-EXEMPT BOND
                                                                                 FUND               FUND               FUND
                                                                            ---------------   -----------------   ---------------
INCREASE/(DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income/(loss) ..........................................       $  5,059,260       $  5,321,382       $  2,501,181
Net realized gain/(loss) on investment transactions,
  futures contracts and foreign currency translations .................            (19,849)         1,654,057          2,032,744
Net change in unrealized appreciation/(depreciation)
  of investment transactions, futures contracts, and
  foreign currency translations .......................................         (7,282,247)        (7,135,310)        (6,030,675)
                                                                              ------------       ------------       ------------
Increase/(decrease) in net assets from operations .....................         (2,242,836)          (159,871)        (1,496,750)
                                                                              ------------       ------------       ------------
DISTRIBUTIONS TO SHAREHOLDERS (NOTES 2C AND 2D):
Net investment income:
  Institutional Shares ................................................         (4,850,232)        (5,178,857)        (1,868,950)
  N Shares ............................................................           (159,310)          (159,890)          (545,065)
  A Shares ............................................................            (38,166)           (77,793)           (67,587)
  B Shares ............................................................            (11,552)           (13,866)           (19,579)
  Exchange Shares .....................................................                 --                 --                 --
  Service Shares ......................................................                 --                 --                 --
                                                                              ------------       ------------       ------------
Total distributions from net investment income ........................         (5,059,260)        (5,430,406)        (2,501,181)
                                                                              ------------       ------------       ------------
Net realized gains on investments:
  Institutional Shares ................................................                 --                 --                 --
  N Shares ............................................................                 --                 --                 --
  A Shares ............................................................                 --                 --                 --
  B Shares ............................................................                 --                 --                 --
                                                                              ------------       ------------       ------------
Total distributions from net realized gains ...........................                 --                 --                 --
                                                                              ------------       ------------       ------------
CAPITAL SHARE TRANSACTIONS (NOTE 6):
Increase/(decrease) in net assets from capital share transactions in:
  Institutional Shares ................................................         (1,960,629)        (4,797,635)        (7,786,169)
  N Shares ............................................................            846,826            (15,416)          (836,364)
  A Shares ............................................................           (411,544)          (542,358)           173,277
  B Shares ............................................................             23,644             (6,718)          (130,753)
  Exchange Shares .....................................................                 --                 --                 --
  Service Shares ......................................................                 --                 --                 --
                                                                              ------------       ------------       ------------
Increase/(decrease) in net assets from capital share
  transactions ........................................................         (1,501,703)        (5,362,127)        (8,580,009)
                                                                              ------------       ------------       ------------
Redemption Fees .......................................................                 --                 98                 20
                                                                              ------------       ------------       ------------
Total increase/(decrease) in net assets ...............................         (8,803,799)       (10,952,306)       (12,577,920)

NET ASSETS:
Beginning of period ...................................................        246,459,248        293,728,841        115,966,537
                                                                              ------------       ------------       ------------
End of period .........................................................       $237,655,449       $282,776,535       $103,388,617
                                                                              ============       ============       ============

                                                                              FIXED INCOME FUNDS
                                                                              ------------------
                                                                                  ULTRA SHORT
                                                                                 DURATION BOND
                                                                                     FUND(1)
                                                                                 -------------
INCREASE/(DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income/(loss) ..........................................           $    75,171
Net realized gain/(loss) on investment transactions,
  futures contracts and foreign currency translations .................                     6
Net change in unrealized appreciation/(depreciation)
  of investment transactions, futures contracts, and
  foreign currency translations .......................................               (59,291)
                                                                                  -----------
Increase/(decrease) in net assets from operations .....................                15,886
                                                                                  -----------
DISTRIBUTIONS TO SHAREHOLDERS (NOTES 2C AND 2D):
Net investment income:
  Institutional Shares ................................................               (91,044)
  N Shares ............................................................                    --
  A Shares ............................................................                    --
  B Shares ............................................................                    --
  Exchange Shares .....................................................                    --
  Service Shares ......................................................                    --
                                                                                  -----------
Total distributions from net investment income ........................               (91,044)
                                                                                  -----------
Net realized gains on investments:
  Institutional Shares ................................................                    --
  N Shares ............................................................                    --
  A Shares ............................................................                    --
  B Shares ............................................................                    --
                                                                                  -----------
Total distributions from net realized gains ...........................                    --
                                                                                  -----------
CAPITAL SHARE TRANSACTIONS (NOTE 6):
Increase/(decrease) in net assets from capital share transactions in:
  Institutional Shares ................................................            36,891,074
  N Shares ............................................................                    --
  A Shares ............................................................                    --
  B Shares ............................................................                    --
  Exchange Shares .....................................................                    --
  Service Shares ......................................................                    --
                                                                                  -----------
Increase/(decrease) in net assets from capital share
  transactions ........................................................            36,891,074
                                                                                  -----------
Redemption Fees .......................................................                    --
                                                                                  -----------
Total increase/(decrease) in net assets ...............................            36,815,916

NET ASSETS:
Beginning of period ...................................................                    --
                                                                                  -----------
End of period .........................................................           $36,815,916
                                                                                  ===========

  (1) For the period 04/01/04 (commencement of operations) to 06/30/04.

                       See Notes to Financial Statements.

80 & 81

                              HARRIS INSIGHT FUNDS
                 STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
               FOR THE SIX MONTHS ENDED JUNE 30, 2004 (UNAUDITED)

                                                                                             EQUITY FUNDS
                                                                          -------------------------------------------------

                                                                                                CORE             EMERGING
                                                                           BALANCED            EQUITY             MARKETS
                                                                             FUND               FUND               FUND
                                                                          -----------       ------------       ------------
INCREASE/(DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income/(loss) ........................................     $   537,439       $    150,249       $  1,701,822
Net realized gain/(loss) on investment transactions,
  futures contracts and foreign currency translations ...............       2,341,229          2,240,366         18,193,757
Net change in unrealized appreciation/(depreciation) of
  investment transactions, futures contracts, and
  foreign currency translations .....................................        (599,476)           708,483        (29,990,922)
                                                                          -----------       ------------       ------------
Increase/(decrease) in net assets from operations ...................       2,279,192          3,099,098        (10,095,343)
                                                                          -----------       ------------       ------------
DISTRIBUTIONS TO SHAREHOLDERS (NOTES 2C AND 2D):
Net investment income:
  Institutional Shares ..............................................        (544,502)           (37,609)          (409,457)
  N Shares ..........................................................         (21,594)            (1,296)            (1,635)
  A Shares ..........................................................          (4,822)              (160)              (470)
  B Shares ..........................................................          (2,562)                --                 --
                                                                          -----------       ------------       ------------
Total distributions from net investment income ......................        (573,480)           (39,065)          (411,562)
                                                                          -----------       ------------       ------------
Net realized gains on investments:
  Institutional Shares ..............................................              --         (1,212,742)                --
  N Shares ..........................................................              --            (41,114)                --
  A Shares ..........................................................              --             (5,150)                --
  B Shares ..........................................................              --             (1,408)                --
                                                                          -----------       ------------       ------------
Total distributions from net realized gains .........................              --         (1,260,414)                --
                                                                          -----------       ------------       ------------
CAPITAL SHARE TRANSACTIONS (NOTE 6):
Increase/(decrease) in net assets from capital share transactions in:
  Institutional Shares ..............................................         792,130         (1,286,732)         4,239,532
  N Shares ..........................................................         367,288           (238,295)           780,552
  A Shares ..........................................................         181,526              4,133            (17,554)
  B Shares ..........................................................         114,867             16,553                 --
                                                                          -----------       ------------       ------------
Increase/(decrease) in net assets from capital share
  transactions ......................................................       1,455,811         (1,504,341)         5,002,530
                                                                          -----------       ------------       ------------
Redemption Fees .....................................................              --                  3             13,833
                                                                          -----------       ------------       ------------
Total increase/(decrease) in net assets .............................       3,161,523            295,281         (5,490,542)

NET ASSETS:
Beginning of period .................................................      59,687,234        132,409,169        291,187,093
                                                                          -----------       ------------       ------------
End of period .......................................................     $62,848,757       $132,704,450       $285,696,551
                                                                          ===========       ============       ============

                                                                                                EQUITY FUNDS
                                                                          ---------------------------------------------------


                                                                             EQUITY             INDEX          INTERNATIONAL
                                                                              FUND              FUND               FUND
                                                                          ------------       ------------      -------------
INCREASE/(DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income/(loss) ........................................     $  1,031,757       $  2,261,732       $  1,735,030
Net realized gain/(loss) on investment transactions,
  futures contracts and foreign currency translations ...............       16,396,778          7,798,549          5,060,309
Net change in unrealized appreciation/(depreciation) of
  investment transactions, futures contracts, and
  foreign currency translations .....................................       (4,444,882)         1,553,923            644,298
                                                                          ------------       ------------       ------------
Increase/(decrease) in net assets from operations ...................       12,983,653         11,614,204          7,439,637
                                                                          ------------       ------------       ------------
DISTRIBUTIONS TO SHAREHOLDERS (NOTES 2C AND 2D):
Net investment income:
  Institutional Shares ..............................................         (938,545)        (2,094,526)          (122,483)
  N Shares ..........................................................          (36,073)           (92,586)            (1,122)
  A Shares ..........................................................           (1,031)                --                (40)
  B Shares ..........................................................               --                 --                 --
                                                                          ------------       ------------       ------------
Total distributions from net investment income ......................         (975,649)        (2,187,112)          (123,645)
                                                                          ------------       ------------       ------------
Net realized gains on investments:
  Institutional Shares ..............................................               --         (4,857,222)                --
  N Shares ..........................................................               --           (263,595)                --
  A Shares ..........................................................               --                 --                 --
  B Shares ..........................................................               --             (5,018)                --
                                                                          ------------       ------------       ------------
Total distributions from net realized gains .........................               --         (5,125,835)                --
                                                                          ------------       ------------       ------------
CAPITAL SHARE TRANSACTIONS (NOTE 6):
Increase/(decrease) in net assets from capital share transactions in:
  Institutional Shares ..............................................      (15,369,595)       (15,785,633)         1,674,450
  N Shares ..........................................................       (2,125,725)        (2,330,574)           188,495
  A Shares ..........................................................            1,974                 --             22,830
  B Shares ..........................................................          251,686           (144,353)                --
                                                                          ------------       ------------       ------------
Increase/(decrease) in net assets from capital share
  transactions ......................................................      (17,241,660)       (18,260,560)         1,885,775
                                                                          ------------       ------------       ------------
Redemption Fees .....................................................               --                 15              2,497
                                                                          ------------       ------------       ------------
Total increase/(decrease) in net assets .............................       (5,233,656)       (13,959,288)         9,204,264

NET ASSETS:
Beginning of period .................................................      244,176,238        374,357,609        173,573,360
                                                                          ------------       ------------       ------------
End of period .......................................................     $238,942,582       $360,398,321       $182,777,624
                                                                          ============       ============       ============

                                                                                             EQUITY FUNDS
                                                                          ------------------------------------------------
                                                                          SMALL-CAP
                                                                          AGGRESSIVE        SMALL-CAP          SMALL-CAP
                                                                            GROWTH         OPPORTUNITY           VALUE
                                                                             FUND             FUND               FUND
                                                                          -----------      ------------       ------------
INCREASE/(DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income/(loss) ........................................     $   (19,546)     $     77,807       $  1,054,005
Net realized gain/(loss) on investment transactions,
  futures contracts and foreign currency translations ...............       1,017,723        53,257,205         29,400,994
Net change in unrealized appreciation/(depreciation) of
  investment transactions, futures contracts, and
  foreign currency translations .....................................        (554,354)       (4,084,259)          (471,363)
                                                                          -----------      ------------       ------------
Increase/(decrease) in net assets from operations ...................         443,823        49,250,753         29,983,636
                                                                          -----------      ------------       ------------
DISTRIBUTIONS TO SHAREHOLDERS (NOTES 2C AND 2D):
Net investment income:
  Institutional Shares ..............................................              --                --            (30,834)
  N Shares ..........................................................              --                --               (752)
  A Shares ..........................................................              --                --               (148)
  B Shares ..........................................................              --                --                (87)
                                                                          -----------      ------------       ------------
Total distributions from net investment income ......................              --                --            (31,821)
                                                                          -----------      ------------       ------------
Net realized gains on investments:
  Institutional Shares ..............................................              --       (19,632,121)        (7,559,549)
  N Shares ..........................................................              --        (2,705,323)          (217,751)
  A Shares ..........................................................              --          (427,923)           (46,344)
  B Shares ..........................................................              --           (27,116)           (26,597)
                                                                          -----------      ------------       ------------
Total distributions from net realized gains .........................              --       (22,792,483)        (7,850,241)
                                                                          -----------      ------------       ------------
CAPITAL SHARE TRANSACTIONS (NOTE 6):
Increase/(decrease) in net assets from capital share transactions in:
  Institutional Shares ..............................................      (1,876,349)      (17,970,604)       (11,206,623)
  N Shares ..........................................................              --           128,622          1,215,208
  A Shares ..........................................................              --        54,162,523            343,333
  B Shares ..........................................................              --           105,570             55,175
                                                                          -----------      ------------       ------------
Increase/(decrease) in net assets from capital share
  transactions ......................................................      (1,876,349)       36,426,111         (9,592,907)
                                                                          -----------      ------------       ------------
Redemption Fees .....................................................              --            33,516             16,948
                                                                          -----------      ------------       ------------
Total increase/(decrease) in net assets .............................      (1,432,526)       62,917,897         12,525,615

NET ASSETS:
Beginning of period .................................................       8,505,721       537,359,675        318,931,069
                                                                          -----------      ------------       ------------
End of period .......................................................     $ 7,073,195      $600,277,572       $331,456,684
                                                                          ===========      ============       ============

                       See Notes to Financial Statements.

82 & 83

                              HARRIS INSIGHT FUNDS
                       STATEMENTS OF CHANGES IN NET ASSETS
                      FOR THE YEAR ENDED DECEMBER 31, 2003

                                                                                             MONEY MARKET FUNDS
                                                                          -------------------------------------------------------
                                                                            GOVERNMENT                               TAX-EXEMPT
                                                                           MONEY MARKET        MONEY MARKET         MONEY MARKET
                                                                               FUND                FUND                 FUND
                                                                          --------------      ---------------      --------------
INCREASE/(DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income/(loss) ........................................     $    7,239,226      $    68,434,505      $    9,353,091
Net realized gain/(loss) on investment transactions,
  futures contracts and foreign currency translations ...............              8,229              (22,026)             (4,393)
Net change in unrealized appreciation/(depreciation)
  of investment transactions, futures contracts, and
  foreign currency translations .....................................                 --                   --                  --
                                                                          --------------      ---------------      --------------
Increase/(decrease) in net assets from operations ...................          7,247,455           68,412,479           9,348,698
                                                                          --------------      ---------------      --------------
DISTRIBUTIONS TO SHAREHOLDERS (NOTES 2C AND 2D):
Net investment income:
  Institutional Shares ..............................................         (2,987,191)         (45,629,443)         (7,758,569)
  N Shares ..........................................................         (2,059,530)          (8,934,202)         (1,231,710)
  A Shares ..........................................................                 --                   --                  --
  B Shares ..........................................................                 --                  (56)                 --
  Exchange Shares ...................................................                 --           (6,674,094)                 --
  Service Shares ....................................................         (2,217,561)          (7,224,173)           (362,812)
                                                                          --------------      ---------------      --------------
Total distributions from net investment income ......................         (7,264,282)         (68,461,968)         (9,353,091)
                                                                          --------------      ---------------      --------------
Net realized gains on investments:
  Institutional Shares ..............................................                 --                   --                  --
  N Shares ..........................................................                 --                   --                  --
  A Shares ..........................................................                 --                   --                  --
  B Shares ..........................................................                 --                   --                  --
                                                                          --------------      ---------------      --------------
Total distributions from net realized gains .........................                 --                   --                  --
                                                                          --------------      ---------------      --------------
CAPITAL SHARE TRANSACTIONS (NOTE 6):
Increase/(decrease) in net assets from capital share transactions in:
  Institutional Shares ..............................................        (11,648,271)      (1,120,051,626)         31,971,540
  N Shares ..........................................................         72,185,141            3,869,787          27,158,348
  A Shares ..........................................................                 --                   --                  --
  B Shares ..........................................................                 --               29,828                  --
  Exchange Shares ...................................................                 --         (955,889,825)                 --
  Service Shares ....................................................        937,704,598          891,519,748         101,291,767
                                                                          --------------      ---------------      --------------
Increase/(decrease) in net assets from capital share
  transactions ......................................................        998,241,468       (1,180,522,088)        160,421,655
                                                                          --------------      ---------------      --------------
Total increase/(decrease) in net assets .............................        998,224,641       (1,180,571,577)        160,417,262

NET ASSETS:
Beginning of period .................................................        761,408,328        8,908,586,305       1,104,618,310
                                                                          --------------      ---------------      --------------
End of period .......................................................     $1,759,632,969      $ 7,728,014,728      $1,265,035,572
                                                                          ==============      ===============      ==============

                                                                                                FIXED INCOME FUNDS
                                                                          -------------------------------------------------
                                                                                             HIGH YIELD     INTERMEDIATE
                                                                              BOND              BOND       GOVERNMENT BOND
                                                                              FUND              FUND            FUND
                                                                          ------------      -----------    ---------------
INCREASE/(DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income/(loss) ........................................     $  9,338,250      $ 3,264,829      $  3,702,419
Net realized gain/(loss) on investment transactions,
  futures contracts and foreign currency translations ...............          104,803        1,252,546         1,706,302
Net change in unrealized appreciation/(depreciation)
  of investment transactions, futures contracts, and
  foreign currency translations .....................................       (3,002,875)       2,637,553        (3,291,674)
                                                                          ------------      -----------      ------------
Increase/(decrease) in net assets from operations ...................        6,440,178        7,154,928         2,117,047
                                                                          ------------      -----------      ------------
DISTRIBUTIONS TO SHAREHOLDERS (NOTES 2C AND 2D):
Net investment income:
  Institutional Shares ..............................................       (9,125,876)      (3,264,829)       (2,893,266)
  N Shares ..........................................................         (239,690)              --          (736,723)
  A Shares ..........................................................          (42,246)              --          (102,823)
  B Shares ..........................................................          (21,003)              --           (38,929)
  Exchange Shares ...................................................               --               --                --
  Service Shares ....................................................               --               --                --
                                                                          ------------      -----------      ------------
Total distributions from net investment income ......................       (9,428,815)      (3,264,829)       (3,771,741)
                                                                          ------------      -----------      ------------
Net realized gains on investments:
  Institutional Shares ..............................................               --         (410,538)         (811,895)
  N Shares ..........................................................               --               --          (217,492)
  A Shares ..........................................................               --               --           (30,120)
  B Shares ..........................................................               --               --           (14,540)
                                                                          ------------      -----------      ------------
Total distributions from net realized gains .........................               --         (410,538)       (1,074,047)
                                                                          ------------      -----------      ------------
CAPITAL SHARE TRANSACTIONS (NOTE 6):
Increase/(decrease) in net assets from capital share transactions in:
  Institutional Shares ..............................................      (89,818,476)      41,358,699        (7,420,619)
  N Shares ..........................................................         (978,801)              --        (1,552,672)
  A Shares ..........................................................         (101,331)              --           158,909
  B Shares ..........................................................          (34,923)              --           286,105
  Exchange Shares ...................................................               --               --                --
  Service Shares ....................................................               --               --                --
                                                                          ------------      -----------      ------------
Increase/(decrease) in net assets from capital share
  transactions ......................................................      (90,933,531)      41,358,699        (8,528,277)
                                                                          ------------      -----------      ------------
Total increase/(decrease) in net assets .............................      (93,922,168)      44,838,260       (11,257,018)

NET ASSETS:
Beginning of period .................................................      223,264,986       18,087,988        98,570,264
                                                                          ------------      -----------      ------------
End of period .......................................................     $129,342,818      $62,926,248      $ 87,313,246
                                                                          ============      ===========      ============

                                                                                            FIXED INCOME FUNDS
                                                                          ------------------------------------------------------
                                                                           INTERMEDIATE          SHORT/
                                                                          TAX-EXEMPT BOND   INTERMEDIATE BOND    TAX-EXEMPT BOND
                                                                               FUND               FUND                FUND
                                                                          ---------------     ------------      ----------------
INCREASE/(DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income/(loss) ........................................       $ 10,445,481      $ 10,987,401        $  5,564,353
Net realized gain/(loss) on investment transactions,
  futures contracts and foreign currency translations ...............           (135,836)         (217,195)            456,497
Net change in unrealized appreciation/(depreciation)
  of investment transactions, futures contracts, and
  foreign currency translations .....................................          1,465,807           168,952           1,392,398
                                                                            ------------      ------------        ------------
Increase/(decrease) in net assets from operations ...................         11,775,452        10,939,158           7,413,248
                                                                            ------------      ------------        ------------
DISTRIBUTIONS TO SHAREHOLDERS (NOTES 2C AND 2D):
Net investment income:
  Institutional Shares ..............................................         (9,905,463)      (10,767,804)         (4,340,103)
  N Shares ..........................................................           (422,160)         (369,703)         (1,007,258)
  A Shares ..........................................................           (100,351)         (151,903)           (184,441)
  B Shares ..........................................................            (17,507)          (23,163)            (32,551)
  Exchange Shares ...................................................                 --                --                  --
  Service Shares ....................................................                 --                --                  --
                                                                            ------------      ------------        ------------
Total distributions from net investment income ......................        (10,445,481)      (11,312,573)         (5,564,353)
                                                                            ------------      ------------        ------------
Net realized gains on investments:
  Institutional Shares ..............................................                 --                --                  --
  N Shares ..........................................................                 --                --                  --
  A Shares ..........................................................                 --                --                  --
  B Shares ..........................................................                 --                --                  --
                                                                            ------------      ------------        ------------
Total distributions from net realized gains .........................                 --                --                  --
                                                                            ------------      ------------        ------------
CAPITAL SHARE TRANSACTIONS (NOTE 6):
Increase/(decrease) in net assets from capital share transactions in:
  Institutional Shares ..............................................        (11,173,274)       41,885,696         (21,517,591)
  N Shares ..........................................................         (3,004,116)          463,529          10,207,963
  A Shares ..........................................................            424,574          (213,637)         (1,211,648)
  B Shares ..........................................................            424,876           635,581             487,126
  Exchange Shares ...................................................                 --                --                  --
  Service Shares ....................................................                 --                --                  --
                                                                            ------------      ------------        ------------
Increase/(decrease) in net assets from capital share
  transactions ......................................................        (13,327,940)       42,771,169         (12,034,150)
                                                                            ------------      ------------        ------------
Total increase/(decrease) in net assets .............................        (11,997,969)       42,397,754         (10,185,255)

NET ASSETS:
Beginning of period .................................................        258,457,217       251,331,087         126,151,792
                                                                            ------------      ------------        ------------
End of period .......................................................       $246,459,248      $293,728,841        $115,966,537
                                                                            ============      ============        ============

                       See Notes to Financial Statements.

84 & 85

                              HARRIS INSIGHT FUNDS
                 STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
                      FOR THE YEAR ENDED DECEMBER 31, 2003

                                                                                             EQUITY FUNDS
                                                                          -------------------------------------------------

                                                                                                CORE            EMERGING
                                                                           BALANCED            EQUITY            MARKETS
                                                                             FUND               FUND              FUND
                                                                          -----------       ------------       ------------
INCREASE/(DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income/(loss) ........................................     $ 1,061,736       $    524,443       $  1,395,935
Net realized gain/(loss) on investment transactions,
  futures contracts and foreign currency translations ...............         711,077            873,569          9,111,777
Net change in unrealized appreciation/(depreciation)
  of investment transactions, futures contracts, and
  foreign currency translations .....................................       7,830,754         29,193,446         66,011,025
                                                                          -----------       ------------       ------------
Increase/(decrease) in net assets from operations ...................       9,603,567         30,591,458         76,518,737
                                                                          -----------       ------------       ------------
DISTRIBUTIONS TO SHAREHOLDERS (NOTES 2C AND 2D):
Net investment income:
  Institutional Shares ..............................................      (1,025,834)          (512,368)          (924,080)
  N Shares ..........................................................         (36,476)            (8,010)            (2,309)
  A Shares ..........................................................          (5,581)              (937)              (549)
  B Shares ..........................................................          (2,800)                --                 --
                                                                          -----------       ------------       ------------
Total distributions from net investment income ......................      (1,070,691)          (521,315)          (926,938)
                                                                          -----------       ------------       ------------
Net realized gains on investments:
  Institutional Shares ..............................................              --                 --                 --
  N Shares ..........................................................              --                 --                 --
  A Shares ..........................................................              --                 --                 --
  B Shares ..........................................................              --                 --                 --
                                                                          -----------       ------------       ------------
Total distributions from net realized gains .........................              --                 --                 --
                                                                          -----------       ------------       ------------
CAPITAL SHARE TRANSACTIONS (NOTE 6):
Increase/(decrease) in net assets from capital share transactions in:
  Institutional Shares ..............................................       1,437,844           (134,868)       117,576,658
  N Shares ..........................................................          40,205           (140,864)           745,223
  A Shares ..........................................................         131,641           (148,954)           148,445
  B Shares ..........................................................         297,205             50,918             (8,904)
                                                                          -----------       ------------       ------------
Increase/(decrease) in net assets from capital share
  transactions ......................................................       1,906,895           (373,768)       118,461,422
                                                                          -----------       ------------       ------------
Redemption Fees .....................................................              --                 --             45,354
                                                                          -----------       ------------       ------------
Total increase/(decrease) in net assets .............................      10,439,771         29,696,375        194,098,575

NET ASSETS:
Beginning of period .................................................      49,247,463        102,712,794         97,088,518
                                                                          -----------       ------------       ------------
End of period .......................................................     $59,687,234       $132,409,169       $291,187,093
                                                                          ===========       ============       ============

                                                                                                EQUITY FUNDS
                                                                          ---------------------------------------------------


                                                                             EQUITY             INDEX          INTERNATIONAL
                                                                              FUND              FUND               FUND
                                                                          ------------       ------------      -------------
INCREASE/(DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income/(loss) ........................................     $  1,593,999       $  4,876,476       $  2,170,422
Net realized gain/(loss) on investment transactions,
  futures contracts and foreign currency translations ...............        8,416,491         27,208,054         (5,178,869)
Net change in unrealized appreciation/(depreciation)
  of investment transactions, futures contracts, and
  foreign currency translations .....................................       54,868,158         55,730,596         55,837,370
                                                                          ------------       ------------       ------------
Increase/(decrease) in net assets from operations ...................       64,878,648         87,815,126         52,828,923
                                                                          ------------       ------------       ------------
DISTRIBUTIONS TO SHAREHOLDERS (NOTES 2C AND 2D):
Net investment income:
  Institutional Shares ..............................................       (1,564,684)        (4,678,032)        (1,997,140)
  N Shares ..........................................................          (22,147)          (198,813)           (14,965)
  A Shares ..........................................................             (412)                --               (538)
  B Shares ..........................................................               --             (1,933)                --
                                                                          ------------       ------------       ------------
Total distributions from net investment income ......................       (1,587,243)        (4,878,778)        (2,012,643)
                                                                          ------------       ------------       ------------
Net realized gains on investments:
  Institutional Shares ..............................................               --        (19,801,291)                --
  N Shares ..........................................................               --         (1,113,641)                --
  A Shares ..........................................................               --                 --                 --
  B Shares ..........................................................               --            (25,978)                --
                                                                          ------------       ------------       ------------
Total distributions from net realized gains .........................               --        (20,940,910)                --
                                                                          ------------       ------------       ------------
CAPITAL SHARE TRANSACTIONS (NOTE 6):
Increase/(decrease) in net assets from capital share transactions in:
  Institutional Shares ..............................................      (68,882,522)       (59,512,257)       (19,652,309)
  N Shares ..........................................................         (134,628)          (354,607)           (55,133)
  A Shares ..........................................................           64,811                 --             19,532
  B Shares ..........................................................           34,341           (180,267)           (11,413)
                                                                          ------------       ------------       ------------
Increase/(decrease) in net assets from capital share
  transactions ......................................................      (68,917,998)       (60,047,131)       (19,699,323)
                                                                          ------------       ------------       ------------
Redemption Fees .....................................................               --                 --            203,298
                                                                          ------------       ------------       ------------
Total increase/(decrease) in net assets .............................       (5,626,593)         1,948,307         31,320,255

NET ASSETS:
Beginning of period .................................................      249,802,831        372,409,302        142,253,105
                                                                          ------------       ------------       ------------
End of period .......................................................     $244,176,238       $374,357,609       $173,573,360
                                                                          ============       ============       ============

                                                                                             EQUITY FUNDS
                                                                          ------------------------------------------------
                                                                           SMALL-CAP
                                                                          AGGRESSIVE        SMALL-CAP          SMALL-CAP
                                                                            GROWTH         OPPORTUNITY           VALUE
                                                                             FUND             FUND               FUND
                                                                          -----------      ------------       ------------
INCREASE/(DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income/(loss) ........................................     $   (34,515)     $   (632,757)      $  2,842,646
Net realized gain/(loss) on investment transactions,
  futures contracts and foreign currency translations ...............         280,932        57,367,389         21,586,613
Net change in unrealized appreciation/(depreciation)
  of investment transactions, futures contracts, and
  foreign currency translations .....................................       2,473,000       123,574,574         73,898,637
                                                                          -----------      ------------       ------------
Increase/(decrease) in net assets from operations ...................       2,719,417       180,309,206         98,327,896
                                                                          -----------      ------------       ------------
DISTRIBUTIONS TO SHAREHOLDERS (NOTES 2C AND 2D):
Net investment income:
  Institutional Shares ..............................................              --                --         (2,461,186)
  N Shares ..........................................................              --                --            (47,397)
  A Shares ..........................................................              --                --             (9,647)
  B Shares ..........................................................              --                --               (777)
                                                                          -----------      ------------       ------------
Total distributions from net investment income ......................              --                --         (2,519,007)
                                                                          -----------      ------------       ------------
Net realized gains on investments:
  Institutional Shares ..............................................              --        (4,884,269)                --
  N Shares ..........................................................              --          (647,538)                --
  A Shares ..........................................................              --           (31,112)                --
  B Shares ..........................................................              --            (5,316)                --
                                                                          -----------      ------------       ------------
Total distributions from net realized gains .........................              --        (5,568,235)                --
                                                                          -----------      ------------       ------------
CAPITAL SHARE TRANSACTIONS (NOTE 6):
Increase/(decrease) in net assets from capital share transactions in:
  Institutional Shares ..............................................      (1,491,244)      (10,718,343)        (1,353,390)
  N Shares ..........................................................              --        32,854,474          1,236,767
  A Shares ..........................................................              --         1,675,085            507,587
  B Shares ..........................................................          (4,007)          129,236            247,853
                                                                          -----------      ------------       ------------
Increase/(decrease) in net assets from capital share
  transactions ......................................................      (1,495,251)       23,940,452            638,817
                                                                          -----------      ------------       ------------
Redemption Fees .....................................................              --            27,459             11,906
                                                                          -----------      ------------       ------------
Total increase/(decrease) in net assets .............................       1,224,166       198,708,882         96,459,612

NET ASSETS:
Beginning of period .................................................       7,281,555       338,650,793        222,471,457
                                                                          -----------      ------------       ------------
End of period .......................................................     $ 8,505,721      $537,359,675       $318,931,069
                                                                          ===========      ============       ============

                       See Notes to Financial Statements.

86 & 87

                              HARRIS INSIGHT FUNDS
                              FINANCIAL HIGHLIGHTS
                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                   NET                      NET
                                  ASSET                REALIZED AND      TOTAL    DISTRIBUTIONS   DISTRIBUTIONS
                                  VALUE        NET      UNREALIZED       FROM       FROM NET        FROM NET
                                BEGINNING  INVESTMENT   GAIN/(LOSS)   INVESTMENT   INVESTMENT       REALIZED          TOTAL
                                OF PERIOD    INCOME   ON INVESTMENTS  OPERATIONS     INCOME           GAINS       DISTRIBUTIONS
================================================================================================================================
----------------------------
GOVERNMENT MONEY MARKET FUND
----------------------------
INSTITUTIONAL SHARES
01/01/04 to 06/30/04 (9)          $ 1.00     $0.005      $    --        $0.005      $(0.005)         $    --        $(0.005)
12/31/03                            1.00      0.010           --         0.010       (0.010)              --         (0.010)
12/31/02                            1.00      0.016           --         0.016       (0.016)              --         (0.016)
12/31/01                            1.00      0.040           --         0.040       (0.040)              --         (0.040)
12/31/00                            1.00      0.061           --         0.061       (0.061)              --         (0.061)
12/31/99                            1.00      0.049           --         0.049       (0.049)              --         (0.049)

N SHARES
01/01/04 to 06/30/04 (9)          $ 1.00     $0.003      $    --        $0.003      $(0.003)         $    --        $(0.003)
12/31/03                            1.00      0.007           --         0.007       (0.007)              --         (0.007)
12/31/02                            1.00      0.013           --         0.013       (0.013)              --         (0.013)
12/31/01                            1.00      0.036           --         0.036       (0.036)              --         (0.036)
12/31/00                            1.00      0.057           --         0.057       (0.057)              --         (0.057)
12/31/99                            1.00      0.046           --         0.046       (0.046)              --         (0.046)

SERVICE SHARES
01/01/04 to 06/30/04 (9)          $ 1.00     $0.001      $    --        $0.001      $(0.001)         $    --        $(0.001)
12/31/03                            1.00      0.004           --         0.004       (0.004)              --         (0.004)
05/07/02 (3) to 12/31/02            1.00      0.006           --         0.006       (0.006)              --         (0.006)

-----------------
MONEY MARKET FUND
-----------------
INSTITUTIONAL SHARES
01/01/04 to 06/30/04 (9)          $ 1.00     $0.005      $    --        $0.005      $(0.005)         $    --        $(0.005)
12/31/03                            1.00      0.011           --         0.011       (0.011)              --         (0.011)
12/31/02                            1.00      0.018           --         0.018       (0.018)              --         (0.018)
12/31/01                            1.00      0.041           --         0.041       (0.041)              --         (0.041)
12/31/00                            1.00      0.063           --         0.063       (0.063)              --         (0.063)
12/31/99                            1.00      0.052           --         0.052       (0.052)              --         (0.052)

N SHARES
01/01/04 to 06/30/04 (9)          $ 1.00     $0.003      $    --        $0.003      $(0.003)         $    --        $(0.003)
12/31/03                            1.00      0.007           --         0.007       (0.007)              --         (0.007)
12/31/02                            1.00      0.015           --         0.015       (0.015)              --         (0.015)
12/31/01                            1.00      0.038           --         0.038       (0.038)              --         (0.038)
12/31/00                            1.00      0.059           --         0.059       (0.059)              --         (0.059)
12/31/99                            1.00      0.048           --         0.048       (0.048)              --         (0.048)

B SHARES
01/01/04 to 06/30/04 (9)          $ 1.00     $0.001      $    --        $0.001      $(0.001)         $    --        $(0.001)
12/31/03                            1.00      0.002           --         0.002       (0.002)              --         (0.002)
07/26/02 to 12/31/02                1.00      0.003           --         0.003       (0.003)              --         (0.003)
06/29/01 (3) to 12/31/01            1.00      0.004           --         0.004       (0.004)              --         (0.004)

EXCHANGE SHARES
01/01/04 to 06/30/04 (9)          $ 1.00     $0.005      $    --        $0.005      $(0.005)         $    --        $(0.005)
12/31/03                            1.00      0.010           --         0.010       (0.010)              --         (0.010)
12/31/02                            1.00      0.018           --         0.018       (0.018)              --         (0.018)
07/12/01 (3) to 12/31/01            1.00      0.014           --         0.014       (0.014)              --         (0.014)

                               REDEMPTION     NET                        NET                    RATIO OF EXPENSES
                                 FEES        ASSET                      ASSETS      RATIO OF        TO AVERAGE       RATIO OF NET
                                ADDED TO     VALUE                      END OF     EXPENSES TO      NET ASSETS     INVESTMENT INCOME
                                 PAID-IN     END OF     TOTAL           PERIOD     AVERAGE NET      (EXCLUDING      TO AVERAGE NET
                                 CAPITAL     PERIOD    RETURN           (000)        ASSETS          WAIVERS)           ASSETS
====================================================================================================================================
----------------------------
GOVERNMENT MONEY MARKET FUND
----------------------------
INSTITUTIONAL SHARES
01/01/04 to 06/30/04 (9)         $    --     $1.00      0.46% (2)     $  384,276       0.20% (1)      0.24% (1)           0.93% (1)
12/31/03                              --      1.00      1.02             249,842       0.19           0.24                1.01
12/31/02                              --      1.00      1.65             261,492       0.20           0.26                1.62
12/31/01                              --      1.00      4.04             249,444       0.20           0.25                4.01
12/31/00                              --      1.00      6.24             314,497       0.20           0.25                6.11
12/31/99                              --      1.00      5.04             210,521       0.20           0.24                4.93

N SHARES
01/01/04 to 06/30/04 (9)         $    --     $1.00      0.29% (2)     $  266,329       0.55% (1)      0.59% (1)           0.58% (1)
12/31/03                              --      1.00      0.67             374,310       0.54           0.59                0.66
12/31/02                              --      1.00      1.30             302,126       0.55           0.61                1.27
12/31/01                              --      1.00      3.68             282,782       0.55           0.60                3.62
12/31/00                              --      1.00      5.87             333,934       0.55           0.60                5.72
12/31/99                              --      1.00      4.67             289,651       0.55           0.59                4.58

SERVICE SHARES
01/01/04 to 06/30/04 (9)         $    --     $1.00      0.14% (2)     $1,146,786       0.85% (1)      1.12% (1)           0.28% (1)
12/31/03                              --      1.00      0.37           1,135,481       0.80           1.13                0.32
05/07/02 (3) to 12/31/02              --      1.00      0.57 (2)         197,790       0.94 (1)       1.16  (1)           0.78 (1)

-----------------
MONEY MARKET FUND
-----------------
INSTITUTIONAL SHARES
01/01/04 to 06/30/04 (9)         $    --     $1.00      0.49% (2)     $3,510,677       0.17% (1)      0.24% (1)           0.97% (1)
12/31/03                              --      1.00      1.10           3,788,967       0.17           0.23                1.10
12/31/02                              --      1.00      1.83           4,909,006       0.17           0.23                1.79
12/31/01                              --      1.00      4.21           2,237,567       0.19           0.23                4.16
12/31/00                              --      1.00      6.46           2,066,227       0.18           0.23                6.26
12/31/99                              --      1.00      5.29           2,084,723       0.19           0.24                5.20

N SHARES
01/01/04 to 06/30/04 (9)         $    --     $1.00      0.31% (2)     $1,184,826       0.52% (1)      0.59% (1)           0.62% (1)
12/31/03                              --      1.00      0.74           1,301,168       0.52           0.58                0.75
12/31/02                              --      1.00      1.48           1,297,318       0.52           0.58                1.44
12/31/01                              --      1.00      3.85           1,542,392       0.54           0.58                3.81
12/31/00                              --      1.00      6.09           1,293,794       0.53           0.58                5.91
12/31/99                              --      1.00      4.92           1,053,228       0.54           0.59                4.85

B SHARES
01/01/04 to 06/30/04 (9)         $    --     $1.00      0.13% (2)(5)  $       18       0.89% (1)      1.24% (1)           0.25% (1)
12/31/03                              --      1.00      0.24 (5)              45       0.98           1.22                0.25
07/26/02 to 12/31/02                  --      1.00      0.30 (2)(5)           15       1.17 (1)       1.23 (1)            0.73 (1)
06/29/01 (3) to 12/31/01              --      1.00       N/A (6)              --       1.19 (1)       1.23 (1)            2.84 (1)

EXCHANGE SHARES
01/01/04 to 06/30/04 (9)         $    --     $1.00      0.47% (2)     $1,266,017       0.17% (1)      0.29% (1)           0.97% (1)
12/31/03                              --      1.00      1.05             478,586       0.22           0.28                1.10
12/31/02                              --      1.00      1.79           1,434,436       0.22           0.28                1.70
07/12/01 (3) to 12/31/01              --      1.00      1.41 (2)         343,617       0.24 (1)       0.28 (1)            2.69 (1)

                       See Notes to Financial Statements.

88 & 89

                              HARRIS INSIGHT FUNDS
                        FINANCIAL HIGHLIGHTS (CONTINUED)
                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                   NET                      NET
                                  ASSET                REALIZED AND      TOTAL    DISTRIBUTIONS   DISTRIBUTIONS
                                  VALUE        NET      UNREALIZED       FROM       FROM NET        FROM NET
                                BEGINNING  INVESTMENT   GAIN/(LOSS)   INVESTMENT   INVESTMENT       REALIZED         TOTAL
                                OF PERIOD    INCOME   ON INVESTMENTS  OPERATIONS     INCOME           GAINS      DISTRIBUTIONS
=================================================================================================================================
-----------------------------
MONEY MARKET FUND (CONTINUED)
-----------------------------
SERVICE SHARES
01/01/04 to 06/30/04 (9)          $ 1.00     $0.002      $    --       $ 0.002      $(0.002)         $    --        $(0.002)
12/31/03                            1.00      0.004           --         0.004       (0.004)              --         (0.004)
05/02/02 (3) to 12/31/02            1.00      0.007           --         0.007       (0.007)              --         (0.007)

----------------------------
TAX-EXEMPT MONEY MARKET FUND
----------------------------
INSTITUTIONAL SHARES
01/01/04 to 06/30/04 (9)          $ 1.00     $0.004      $    --       $ 0.004      $(0.004)         $    --        $(0.004)
12/31/03                            1.00      0.009           --         0.009       (0.009)              --         (0.009)
12/31/02                            1.00      0.013           --         0.013       (0.013)              --         (0.013)
12/31/01                            1.00      0.027           --         0.027       (0.027)              --         (0.027)
12/31/00                            1.00      0.039           --         0.039       (0.039)              --         (0.039)
12/31/99                            1.00      0.030           --         0.030       (0.030)              --         (0.030)

N SHARES
01/01/04 to 06/30/04 (9)          $ 1.00     $0.002      $    --       $ 0.002      $(0.002)         $    --        $(0.002)
12/31/03                            1.00      0.005           --         0.005       (0.005)              --         (0.005)
12/31/02                            1.00      0.010           --         0.010       (0.010)              --         (0.010)
12/31/01                            1.00      0.023           --         0.023       (0.023)              --         (0.023)
12/31/00                            1.00      0.035           --         0.035       (0.035)              --         (0.035)
12/31/99                            1.00      0.027           --         0.027       (0.027)              --         (0.027)

SERVICE SHARES
01/01/04 to 06/30/04 (9)          $ 1.00     $0.001      $    --       $ 0.001      $(0.001)         $    --        $(0.001)
12/31/03                            1.00      0.003           --         0.003       (0.003)              --         (0.003)
05/06/02 (3) to 12/31/02            1.00      0.004           --         0.004       (0.004)              --         (0.004)

---------
BOND FUND
---------
INSTITUTIONAL SHARES
01/01/04 to 06/30/04 (9)          $10.27     $0.231      $(0.197)      $ 0.034      $(0.234)         $    --        $(0.234)
12/31/03                           10.38      0.508       (0.110)        0.398       (0.508)              --         (0.508)
12/31/02                           10.25      0.582        0.130         0.712       (0.582)              --         (0.582)
12/31/01                           10.06      0.631        0.190         0.821       (0.631)              --         (0.631)
12/31/00                            9.49      0.623        0.570         1.193       (0.623)              --         (0.623)
12/31/99                           10.20      0.611       (0.702)       (0.091)      (0.611)          (0.008)        (0.619)

N SHARES
01/01/04 to 06/30/04 (9)          $10.27     $0.218      $(0.197)      $ 0.021      $(0.221)         $    --        $(0.221)
12/31/03                           10.38      0.483       (0.110)        0.373       (0.483)              --         (0.483)
12/31/02                           10.25      0.556        0.130         0.686       (0.556)              --         (0.556)
12/31/01                           10.06      0.605        0.190         0.795       (0.605)              --         (0.605)
12/31/00                            9.49      0.599        0.570         1.169       (0.599)              --         (0.599)
12/31/99                           10.20      0.586       (0.702)       (0.116)      (0.586)          (0.008)        (0.594)

A SHARES
01/01/04 to 06/30/04 (9)          $10.27     $0.219      $(0.198)      $ 0.021      $(0.221)         $    --        $(0.221)
12/31/03                           10.38      0.483       (0.110)        0.373       (0.483)              --         (0.483)
12/31/02                           10.25      0.556        0.130         0.686       (0.556)              --         (0.556)
12/31/01                           10.06      0.605        0.190         0.795       (0.605)              --         (0.605)
12/31/00                            9.49      0.599        0.570         1.169       (0.599)              --         (0.599)
02/18/99 (3) to 12/31/99           10.11      0.503       (0.612)       (0.109)      (0.503)          (0.008)        (0.511)

                                                                                                   RATIO OF
                                REDEMPTION       NET                      NET                      EXPENSES
                                   FEES         ASSET                   ASSETS       RATIO OF     TO AVERAGE
                                 ADDED TO       VALUE                   END OF      EXPENSES TO   NET ASSETS
                                  PAID-IN      END OF     TOTAL         PERIOD      AVERAGE NET   (EXCLUDING
                                  CAPITAL      PERIOD    RETURN          (000)        ASSETS       WAIVERS)
================================================================================================================
-----------------------------
MONEY MARKET FUND (CONTINUED)
-----------------------------
SERVICE SHARES
01/01/04 to 06/30/04 (9)          $    --      $ 1.00     0.16% (2)    $1,822,814      0.82% (1)     1.12% (1)
12/31/03                               --        1.00     0.44          2,159,249      0.82          1.14
05/02/02 (3) to 12/31/02               --        1.00     0.69 (2)      1,267,811      0.91 (1)      1.12 (1)

----------------------------
TAX-EXEMPT MONEY MARKET FUND
----------------------------
INSTITUTIONAL SHARES
01/01/04 to 06/30/04 (9)          $    --      $ 1.00     0.40% (2)    $1,031,553      0.24% (1)     0.24% (1)
12/31/03                               --        1.00     0.90            847,140      0.22          0.23
12/31/02                               --        1.00     1.35            815,171      0.22          0.23
12/31/01                               --        1.00     2.70            788,162      0.23          0.23
12/31/00                               --        1.00     3.94            830,879      0.24          0.24
12/31/99                               --        1.00     3.07            515,987      0.23          0.23

N SHARES
01/01/04 to 06/30/04 (9)          $    --      $ 1.00     0.23% (2)    $  206,081      0.59% (1)     0.59% (1)
12/31/03                               --        1.00     0.54            237,835      0.57          0.58
12/31/02                               --        1.00     0.99            210,678      0.57          0.58
12/31/01                               --        1.00     2.34            230,533      0.58          0.58
12/31/00                               --        1.00     3.58            237,521      0.58          0.59
12/31/99                               --        1.00     2.75            240,132      0.55          0.58

SERVICE SHARES
01/01/04 to 06/30/04 (9)          $    --      $ 1.00     0.11% (2)    $  190,795      0.84% (1)     1.12% (1)
12/31/03                               --        1.00     0.30            180,061      0.81          1.14
05/06/02 (3) to 12/31/02               --        1.00     0.39 (2)         78,769      0.96 (1)      1.14 (1)

---------
BOND FUND
---------
INSTITUTIONAL SHARES
01/01/04 to 06/30/04 (9)          $    --      $10.07     0.32% (2)    $  183,950      0.60% (1)     0.95% (1)
12/31/03                               --       10.27     3.93            123,365      0.60          0.94
12/31/02                               --       10.38     7.18            216,106      0.60          0.96
12/31/01                               --       10.25     8.32            218,944      0.60          0.92
12/31/00                               --       10.06    13.06            210,902      0.60          0.93
12/31/99                               --        9.49    (0.91)           157,587      0.60          0.90

N SHARES
01/01/04 to 06/30/04 (9)          $    --      $10.07     0.19% (2)    $    4,225      0.85% (1)     1.20% (1)
12/31/03                               --       10.27     3.67              4,810      0.85          1.19
12/31/02                               --       10.38     6.91              5,838      0.85          1.21
12/31/01                               --       10.25     8.05              6,165      0.85          1.17
12/31/00                               --       10.06    12.78              3,965      0.85          1.18
12/31/99                               --        9.49    (1.16)             4,455      0.85          1.15

A SHARES
01/01/04 to 06/30/04 (9)          $    --      $10.07     0.19% (2)(4) $      564      0.85% (1)     1.20% (1)
12/31/03                               --       10.27     3.67 (4)            715      0.85          1.19
12/31/02                               --       10.38     6.91 (4)            824      0.85          1.21
12/31/01                               --       10.25     8.05 (4)            235      0.85          1.17
12/31/00                               --       10.06    12.78 (4)             32      0.85          1.18
02/18/99 (3) to 12/31/99               --        9.49    (1.09) (2)(4)         26      0.85 (1)      1.15 (1)

                                RATIO OF NET
                                 INVESTMENT
                                   INCOME
                                     TO        PORTFOLIO
                                 AVERAGE NET   TURNOVER
                                   ASSETS        RATE
=========================================================
-----------------------------
MONEY MARKET FUND (CONTINUED)
-----------------------------
SERVICE SHARES
01/01/04 to 06/30/04 (9)            0.32% (1)        --%
12/31/03                            0.41             --
05/02/02 (3) to 12/31/02            0.97 (1)         --

----------------------------
TAX-EXEMPT MONEY MARKET FUND
----------------------------
INSTITUTIONAL SHARES
01/01/04 to 06/30/04 (9)            0.81% (1)        --%
12/31/03                            0.89             --
12/31/02                            1.34             --
12/31/01                            2.62             --
12/31/00                            3.88             --
12/31/99                            3.01             --

N SHARES
01/01/04 to 06/30/04 (9)            0.46% (1)        --%
12/31/03                            0.54             --
12/31/02                            0.99             --
12/31/01                            2.35             --
12/31/00                            3.54             --
12/31/99                            2.71             --

SERVICE SHARES
01/01/04 to 06/30/04 (9)            0.21% (1)        --%
12/31/03                            0.28             --
05/06/02 (3) to 12/31/02            0.58 (1)         --

---------
BOND FUND
---------
INSTITUTIONAL SHARES
01/01/04 to 06/30/04 (9)            4.55% (1)     39.15%
12/31/03                            4.89          66.64
12/31/02                            5.69          65.39
12/31/01                            6.15          84.37
12/31/00                            6.48          94.61
12/31/99                            6.20          92.79

N SHARES
01/01/04 to 06/30/04 (9)            4.30% (1)     39.15%
12/31/03                            4.64          66.64
12/31/02                            5.44          65.39
12/31/01                            5.90          84.37
12/31/00                            6.23          94.61
12/31/99                            5.95          92.79

A SHARES
01/01/04 to 06/30/04 (9)            4.30% (1)     39.15%
12/31/03                            4.64          66.64
12/31/02                            5.36          65.39
12/31/01                            5.80          84.37
12/31/00                            6.23          94.61
02/18/99 (3) to 12/31/99            5.95 (1)      92.79

                       See Notes to Financial Statements.

90 & 91

                              HARRIS INSIGHT FUNDS
                        FINANCIAL HIGHLIGHTS (CONTINUED)
                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                   NET                      NET
                                  ASSET                REALIZED AND      TOTAL    DISTRIBUTIONS   DISTRIBUTIONS
                                  VALUE        NET      UNREALIZED       FROM       FROM NET        FROM NET
                                BEGINNING  INVESTMENT   GAIN/(LOSS)   INVESTMENT   INVESTMENT       REALIZED         TOTAL
                                OF PERIOD    INCOME   ON INVESTMENTS  OPERATIONS     INCOME           GAINS      DISTRIBUTIONS
=================================================================================================================================
---------------------
BOND FUND (CONTINUED)
---------------------
B SHARES
01/01/04 to 06/30/04 (9)          $10.27     $0.181      $(0.198)      $(0.017)      $(0.183)        $    --        $(0.183)
12/31/03                           10.38      0.405       (0.110)        0.295        (0.405)             --         (0.405)
12/31/02                           10.25      0.479        0.130         0.609        (0.479)             --         (0.479)
08/20/01 (3) to 12/31/01           10.36      0.192       (0.110)        0.082        (0.192)             --         (0.192)

--------------------
HIGH YIELD BOND FUND
--------------------
INSTITUTIONAL SHARES
01/01/04 to 06/30/04 (9)          $12.83     $0.442      $(0.198)      $ 0.244      $(0.442)         $(0.062)       $(0.504)
12/31/03                           11.74      0.887        1.175         2.062       (0.887)          (0.085)        (0.972)
9/23/02 (3) to 12/31/02            11.55      0.256        0.190         0.446       (0.256)              --         (0.256)

N SHARES
05/18/04 (3) to 06/30/04 (9)      $12.43     $0.108      $ 0.202       $ 0.310      $(0.108)         $(0.062)       $(0.170)

A SHARES
05/18/04 (3) to 06/30/04 (9)      $12.43     $0.108      $ 0.202       $ 0.310      $(0.108)         $(0.062)       $(0.170)

---------------------------------
INTERMEDIATE GOVERNMENT BOND FUND
---------------------------------
INSTITUTIONAL SHARES
01/01/04 to 06/30/04 (9)          $17.12     $0.296      $(0.290)      $ 0.006      $(0.296)         $(0.120)       $(0.416)
12/31/03                           17.63      0.711       (0.293)        0.418       (0.711)          (0.217)        (0.928)
12/31/02                           16.79      0.870        0.840         1.710       (0.870)              --         (0.870)
12/31/01                           16.55      1.005        0.240         1.245       (1.005)              --         (1.005)
12/31/00                           15.56      0.986        0.990         1.976       (0.986)              --         (0.986)
12/31/99                           16.61      0.916       (1.050)       (0.134)      (0.916)              --         (0.916)

N SHARES
01/01/04 to 06/30/04 (9)          $17.12     $0.275      $(0.290)      $(0.015)     $(0.275)         $(0.120)       $(0.395)
12/31/03                           17.63      0.667       (0.293)        0.374       (0.667)          (0.217)        (0.884)
12/31/02                           16.79      0.828        0.840         1.668       (0.828)              --         (0.828)
12/31/01                           16.55      0.963        0.240         1.203       (0.963)              --         (0.963)
12/31/00                           15.56      0.947        0.990         1.937       (0.947)              --         (0.947)
12/31/99                           16.61      0.876       (1.050)       (0.174)      (0.876)              --         (0.876)

A SHARES
01/01/04 to 06/30/04 (9)          $17.12     $0.275      $(0.290)      $(0.015)     $(0.275)         $(0.120)       $(0.395)
12/31/03                           17.63      0.667       (0.293)        0.374       (0.667)          (0.217)        (0.884)
12/31/02                           16.79      0.828        0.840         1.668       (0.828)              --         (0.828)
12/31/01                           16.55      0.963        0.240         1.203       (0.963)              --         (0.963)
12/31/00                           15.56      0.947        0.990         1.937       (0.947)              --         (0.947)
02/12/99 (3) to 12/31/99           16.44      0.761       (0.880)       (0.119)      (0.761)              --         (0.761)

B SHARES
01/01/04 to 06/30/04 (9)          $17.12     $0.211      $(0.290)      $(0.079)     $(0.211)         $(0.120)       $(0.331)
12/31/03                           17.63      0.536       (0.293)        0.243       (0.536)          (0.217)        (0.753)
12/31/02                           16.79      0.699        0.840         1.539       (0.699)              --         (0.699)
05/31/01 (3) to 12/31/01           16.53      0.479        0.260         0.739       (0.479)              --         (0.479)

                                                                                                     RATIO OF
                                REDEMPTION       NET                        NET                      EXPENSES
                                   FEES         ASSET                     ASSETS       RATIO OF     TO AVERAGE
                                 ADDED TO       VALUE                     END OF      EXPENSES TO   NET ASSETS
                                  PAID-IN      END OF     TOTAL           PERIOD      AVERAGE NET   (EXCLUDING
                                  CAPITAL      PERIOD    RETURN            (000)        ASSETS       WAIVERS)
==================================================================================================================
---------------------
BOND FUND (CONTINUED)
---------------------
B SHARES
01/01/04 to 06/30/04 (9)          $    --      $10.07    (0.18)% (2)(5)  $      445      1.60% (1)     1.95% (1)
12/31/03                               --       10.27     2.90 (5)              453      1.60          1.94
12/31/02                               --       10.38     6.12 (5)              497      1.60          1.96
08/20/01 (3) to 12/31/01               --       10.25     0.78 (2)(5)           205      1.60 (1)      1.92 (1)

--------------------
HIGH YIELD BOND FUND
--------------------
INSTITUTIONAL SHARES
01/01/04 to 06/30/04 (9)          $    --      $12.57     1.91% (2)      $   66,143      0.61% (1)     0.71% (1)
12/31/03                               --       12.83    18.15               62,926      0.61          0.73
9/23/02 (3) to 12/31/02                --       11.74     3.90 (2)           18,088      0.61 (1)      1.41 (1)

N SHARES
05/18/04 (3) to 06/30/04 (9)      $    --      $12.57     2.51% (2)      $      317      0.86% (1)     0.99% (1)

A SHARES
05/18/04 (3) to 06/30/04 (9)      $    --      $12.57     2.51% (2)(4)   $      210      0.86% (1)     0.99% (1)

---------------------------------
INTERMEDIATE GOVERNMENT BOND FUND
---------------------------------
INSTITUTIONAL SHARES
01/01/04 to 06/30/04 (9)          $    --      $16.71     0.03% (2)      $   59,727      0.50% (1)     0.82% (1)
12/31/03                               --       17.12     2.40               66,162      0.50          0.89
12/31/02                               --       17.63    10.39               75,573      0.50          1.07
12/31/01                               --       16.79     7.74               61,383      0.50          1.08
12/31/00                               --       16.55    13.18               62,969      0.50          0.99
12/31/99                               --       15.56    (0.80)              94,360      0.50          0.93

N SHARES
01/01/04 to 06/30/04 (9)          $    --      $16.71    (0.09)% (2)     $   15,428      0.75% (1)     1.07% (1)
12/31/03                               --       17.12     2.15               17,604      0.75          1.14
12/31/02                               --       17.63    10.12               19,769      0.75          1.32
12/31/01                               --       16.79     7.47                5,577      0.75          1.33
12/31/00                               --       16.55    12.90                5,530      0.75          1.24
12/31/99                               --       15.56    (1.05)               4,870      0.75          1.18

A SHARES
01/01/04 to 06/30/04 (9)          $    --      $16.71    (0.09)% (2)(4)  $    2,193      0.75% (1)     1.07% (1)
12/31/03                               --       17.12     2.15  (4)           2,394      0.75          1.14
12/31/02                               --       17.63    10.12 (4)            2,324      0.75          1.32
12/31/01                               --       16.79     7.47 (4)              552      0.75          1.33
12/31/00                               --       16.55    12.90 (4)               49      0.75          1.24
02/12/99 (3) to 12/31/99               --       15.56    (0.72) (2)(4)          232      0.75 (1)      1.18 (1)

B SHARES
01/01/04 to 06/30/04 (9)          $    --      $16.71    (0.47)% (2)(5)  $    1,117      1.50% (1)     1.82% (1)
12/31/03                               --       17.12     1.39 (5)            1,153      1.50          1.89
12/31/02                               --       17.63     9.30 (5)              904      1.50          2.07
05/31/01 (3) to 12/31/01               --       16.79     4.54 (2)(5)           205      1.50 (1)      2.14 (1)

                                RATIO OF NET
                                 INVESTMENT
                                   INCOME
                                     TO        PORTFOLIO
                                 AVERAGE NET   TURNOVER
                                   ASSETS        RATE
=======================================================
---------------------
BOND FUND (CONTINUED)
---------------------
B SHARES
01/01/04 to 06/30/04 (9)            3.55% (1)    39.15%
12/31/03                            3.89         66.64
12/31/02                            4.59         65.39
08/20/01 (3) to 12/31/01            4.94 (1)     84.37

--------------------
HIGH YIELD BOND FUND
--------------------
INSTITUTIONAL SHARES
01/01/04 to 06/30/04 (9)            6.95% (1)    35.87%
12/31/03                            7.11         81.50
9/23/02 (3) to 12/31/02             8.11 (1)     38.03

N SHARES
05/18/04 (3) to 06/30/04 (9)        7.18% (1)    35.87%

A SHARES
05/18/04 (3) to 06/30/04 (9)        7.19% (1)    35.87%

---------------------------------
INTERMEDIATE GOVERNMENT BOND FUND
---------------------------------
INSTITUTIONAL SHARES
01/01/04 to 06/30/04 (9)            3.49% (1)    18.63%
12/31/03                            4.07         58.97
12/31/02                            5.05         61.56
12/31/01                            5.98         52.17
12/31/00                            6.22         26.42
12/31/99                            5.72         76.50

N SHARES
01/01/04 to 06/30/04 (9)            3.24% (1)    18.63%
12/31/03                            3.82         58.97
12/31/02                            4.80         61.56
12/31/01                            5.73         52.17
12/31/00                            5.97         26.42
12/31/99                            5.47         76.50

A SHARES
01/01/04 to 06/30/04 (9)            3.24% (1)    18.63%
12/31/03                            3.82         58.97
12/31/02                            4.58         61.56
12/31/01                            5.68         52.17
12/31/00                            5.97         26.42
02/12/99 (3) to 12/31/99            5.47 (1)     76.50

B SHARES
01/01/04 to 06/30/04(9)             2.49% (1)    18.63%
12/31/03                            3.07         58.97
12/31/02                            3.91         61.56
05/31/01 (3) to 12/31/01            4.82 (1)     52.17

                       See Notes to Financial Statements.

92 & 93

                              HARRIS INSIGHT FUNDS
                        FINANCIAL HIGHLIGHTS (CONTINUED)
                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                   NET                      NET
                                  ASSET                REALIZED AND      TOTAL    DISTRIBUTIONS   DISTRIBUTIONS
                                  VALUE        NET      UNREALIZED       FROM       FROM NET        FROM NET
                                BEGINNING  INVESTMENT   GAIN/(LOSS)   INVESTMENT   INVESTMENT       REALIZED         TOTAL
                                OF PERIOD    INCOME   ON INVESTMENTS  OPERATIONS     INCOME           GAINS      DISTRIBUTIONS
================================================================================================================================
---------------------------------
INTERMEDIATE TAX-EXEMPT BOND FUND
---------------------------------
INSTITUTIONAL SHARES
01/01/04 to 06/30/04 (9)          $11.55     $0.237      $(0.330)      $(0.093)     $(0.237)         $    --        $(0.237)
12/31/03                           11.48      0.452        0.070         0.522       (0.452)              --         (0.452)
12/31/02                           10.91      0.481        0.570         1.051       (0.481)              --         (0.481)
12/31/01                           10.82      0.506        0.090         0.596       (0.506)              --         (0.506)
12/31/00                           10.22      0.513        0.600         1.113       (0.513)              --         (0.513)
12/31/99                           10.70      0.423       (0.467)       (0.044)      (0.423)          (0.013)        (0.436)

N SHARES
01/01/04 to 06/30/04 (9)          $11.55     $0.223      $(0.330)      $(0.107)     $(0.223)         $    --        $(0.223)
12/31/03                           11.48      0.424        0.070         0.494       (0.424)              --         (0.424)
12/31/02                           10.91      0.453        0.570         1.023       (0.453)              --         (0.453)
12/31/01                           10.82      0.478        0.090         0.568       (0.478)              --         (0.478)
12/31/00                           10.22      0.487        0.600         1.087       (0.487)              --         (0.487)
12/31/99                           10.70      0.396       (0.467)       (0.071)      (0.396)          (0.013)        (0.409)

A SHARES
01/01/04 to 06/30/04 (9)          $11.55     $0.223      $(0.330)      $(0.107)     $(0.223)         $    --        $(0.223)
12/31/03                           11.48      0.424        0.070         0.494       (0.424)              --         (0.424)
12/31/02                           10.91      0.453        0.570         1.023       (0.453)              --         (0.453)
01/17/01 (3) to 12/31/01           10.95      0.456       (0.040)        0.416       (0.456)              --         (0.456)

B SHARES
01/01/04 to 06/30/04 (9)          $11.55     $0.180      $(0.330)      $(0.150)     $(0.180)         $    --        $(0.180)
12/31/03                           11.48      0.338        0.070         0.408       (0.338)              --         (0.338)
12/31/02                           10.91      0.353        0.570         0.923       (0.353)              --         (0.353)
11/21/01 (3) to 12/31/01           11.11      0.042       (0.200)       (0.158)      (0.042)              --         (0.042)

----------------------------
SHORT/INTERMEDIATE BOND FUND
----------------------------
INSTITUTIONAL SHARES
01/01/04 to 06/30/04 (9)          $10.38     $0.194      $(0.190)      $ 0.004      $(0.194)         $    --        $(0.194)
12/31/03                           10.40      0.440       (0.020)        0.420       (0.440)              --         (0.440)
12/31/02                           10.31      0.549        0.090         0.639       (0.549)              --         (0.549)
12/31/01                           10.12      0.592        0.190         0.782       (0.592)              --         (0.592)
12/31/00                            9.77      0.628        0.350         0.978       (0.628)              --         (0.628)
12/31/99                           10.30      0.595       (0.515)        0.080       (0.595)          (0.015)        (0.610)

N SHARES
01/01/04 to 06/30/04 (9)          $10.38     $0.181      $(0.190)      $(0.009)     $(0.181)         $    --        $(0.181)
12/31/03                           10.40      0.414       (0.020)        0.394       (0.414)              --         (0.414)
12/31/02                           10.31      0.524        0.090         0.614       (0.524)              --         (0.524)
12/31/01                           10.12      0.566        0.190         0.756       (0.566)              --         (0.566)
12/31/00                            9.77      0.603        0.350         0.953       (0.603)              --         (0.603)
12/31/99                           10.30      0.570       (0.515)        0.055       (0.570)          (0.015)        (0.585)

A SHARES
01/01/04 to 06/30/04 (9)          $10.38     $0.181      $(0.190)      $(0.009)     $(0.181)         $    --        $(0.181)
12/31/03                           10.40      0.414       (0.020)        0.394       (0.414)              --         (0.414)
12/31/02                           10.31      0.524        0.090         0.614       (0.524)              --         (0.524)
12/31/01                           10.12      0.566        0.190         0.756       (0.566)              --         (0.566)
12/31/00                            9.77      0.603        0.350         0.953       (0.603)              --         (0.603)
07/22/99 (3) to 12/31/99           10.02      0.258       (0.250)        0.008       (0.258)              --         (0.258)


                                                                                                     RATIO OF
                                REDEMPTION       NET                        NET                      EXPENSES
                                   FEES         ASSET                     ASSETS       RATIO OF     TO AVERAGE
                                 ADDED TO       VALUE                     END OF      EXPENSES TO   NET ASSETS
                                  PAID-IN      END OF     TOTAL           PERIOD      AVERAGE NET   (EXCLUDING
                                  CAPITAL      PERIOD    RETURN            (000)        ASSETS       WAIVERS)
==================================================================================================================
---------------------------------
INTERMEDIATE TAX-EXEMPT BOND FUND
---------------------------------
INSTITUTIONAL SHARES
01/01/04 to 06/30/04 (9)          $    --      $11.22    (0.83)% (2)     $  227,383      0.44% (1)     0.70% (1)
12/31/03                               --       11.55     4.64              236,282      0.45          0.72
12/31/02                               --       11.48     9.82              246,217      0.27          0.89
12/31/01                               --       10.91     5.58              218,956      0.25          0.86
12/31/00                               --       10.82    11.21              196,980      0.23          0.83
12/31/99                               --       10.22    (0.43)             177,813      0.69          0.82

N SHARES
01/01/04 to 06/30/04 (9)          $    --      $11.22    (0.95)% (2)     $    7,905      0.69% (1)     0.95% (1)
12/31/03                               --       11.55     4.38                7,341      0.70          0.97
12/31/02                               --       11.48     9.55               10,287      0.52          1.14
12/31/01                               --       10.91     5.32                7,573      0.50          1.11
12/31/00                               --       10.82    10.94                  659      0.48          1.08
12/31/99                               --       10.22    (0.68)               2,743      0.94          1.07

A SHARES
01/01/04 to 06/30/04 (9)          $    --      $11.22    (0.95)% (2)(4)  $    1,632      0.69% (1)     0.95% (1)
12/31/03                               --       11.55     4.38 (4)            2,102      0.70          0.97
12/31/02                               --       11.48     9.55 (4)            1,648      0.52          1.14
01/17/01 (3) to 12/31/01               --       10.91     3.85 (2)(4)           131      0.50 (1)      1.11 (1)

B SHARES
01/01/04 to 06/30/04 (9)          $    --      $11.22    (1.32)% (2)(5)  $      735      1.44% (1)     1.70% (1)
12/31/03                               --       11.55     3.61 (5)              734      1.45          1.72
12/31/02                               --       11.48     8.58 (5)              305      1.27          1.89
11/21/01 (3) to 12/31/01               --       10.91    (1.42) (2)(5)            2      1.25 (1)      1.86 (1)

----------------------------
SHORT/INTERMEDIATE BOND FUND
----------------------------
INSTITUTIONAL SHARES
01/01/04 to 06/30/04 (9)          $    --      $10.19     0.02% (2)      $  269,016      0.60% (1)     0.94% (1)
12/31/03                               --       10.38     4.11              279,109      0.60          0.97
12/31/02                               --       10.40     6.40              237,566      0.60          1.00
12/31/01                               --       10.31     7.86              230,499      0.60          0.96
12/31/00                               --       10.12    10.40              227,766      0.60          0.93
12/31/99                               --        9.77     0.81              297,977      0.60          0.92

N SHARES
01/01/04 to 06/30/04 (9)          $    --      $10.19    (0.10)% (2)     $    8,841      0.85% (1)     1.19% (1)
12/31/03                               --       10.38     3.85                9,045      0.85          1.22
12/31/02                               --       10.40     6.14                8,617      0.85          1.25
12/31/01                               --       10.31     7.60                6,419      0.85          1.21
12/31/00                               --       10.12    10.13                3,842      0.85          1.18
12/31/99                               --        9.77     0.56                7,525      0.85          1.17

A SHARES
01/01/04 to 06/30/04 (9)          $    --      $10.19    (0.10)% (2)(4)  $    3,918      0.85% (1)     1.19% (1)
12/31/03                               --       10.38     3.85( 4)            4,547      0.85          1.22
12/31/02                               --       10.40     6.14 (4)            4,756      0.85          1.25
12/31/01                               --       10.31     7.60 (4)              960      0.85          1.21
12/31/00                               --       10.12    10.13 (4)              178      0.85          1.18
07/22/99 (3) to 12/31/99               --        9.77     0.09 (2)(4)           140      0.85 (1)      1.17 (1)

                                RATIO OF NET
                                 INVESTMENT
                                   INCOME
                                     TO        PORTFOLIO
                                 AVERAGE NET   TURNOVER
                                   ASSETS        RATE
=======================================================
---------------------------------
INTERMEDIATE TAX-EXEMPT BOND FUND
---------------------------------
INSTITUTIONAL SHARES
01/01/04 to 06/30/04 (9)            4.16% (1)    21.33%
12/31/03                            3.94         40.20
12/31/02                            4.29         61.27
12/31/01                            4.60        100.00
12/31/00                            4.95        200.55
12/31/99                            4.03        191.27

N SHARES
01/01/04 to 06/30/04 (9)            3.91% (1)    21.33%
12/31/03                            3.69         40.20
12/31/02                            4.04         61.27
12/31/01                            4.24        100.00
12/31/00                            4.63        200.55
12/31/99                            3.78        191.27

A SHARES
01/01/04 to 06/30/04 (9)            3.91% (1)    21.33%
12/31/03                            3.69         40.20
12/31/02                            3.96         61.27
01/17/01 (3) to 12/31/01            4.19 (1)    100.00

B SHARES
01/01/04 to 06/30/04 (9)            3.16% (1)    21.33%
12/31/03                            2.94         40.20
12/31/02                            3.20         61.27
11/21/01 (3) to 12/31/01            3.60 (1)    100.00

----------------------------
SHORT/INTERMEDIATE BOND FUND
----------------------------
INSTITUTIONAL SHARES
01/01/04 to 06/30/04 (9)            3.77% (1)    33.02%
12/31/03                            4.20         61.21
12/31/02                            5.35         66.14
12/31/01                            5.73         56.36
12/31/00                            6.39         77.42
12/31/99                            5.93         72.86

N SHARES
01/01/04 to 06/30/04 (9)            3.52% (1)    33.02%
12/31/03                            3.95         61.21
12/31/02                            5.10         66.14
12/31/01                            5.48         56.36
12/31/00                            6.14         77.42
12/31/99                            5.68         72.86

A SHARES
01/01/04 to 06/30/04 (9)            3.52% (1)    33.02%
12/31/03                            3.95         61.21
12/31/02                            4.89         66.14
12/31/01                            5.37         56.36
12/31/00                            6.14         77.42
07/22/99 (3) to 12/31/99            5.68 (1)     72.86

                       See Notes to Financial Statements.

94 & 95

                              HARRIS INSIGHT FUNDS
                        FINANCIAL HIGHLIGHTS (CONTINUED)
                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                   NET                      NET
                                  ASSET                REALIZED AND      TOTAL    DISTRIBUTIONS   DISTRIBUTIONS
                                  VALUE        NET      UNREALIZED       FROM       FROM NET        FROM NET
                                BEGINNING  INVESTMENT   GAIN/(LOSS)   INVESTMENT   INVESTMENT       REALIZED         TOTAL
                                OF PERIOD    INCOME   ON INVESTMENTS  OPERATIONS     INCOME           GAINS      DISTRIBUTIONS
=================================================================================================================================
----------------------------------------
SHORT/INTERMEDIATE BOND FUND (CONTINUED)
----------------------------------------
B SHARES
01/01/04 to 06/30/04 (9)          $10.38     $0.142      $(0.190)      $(0.048)     $(0.142)         $    --        $(0.142)
12/31/03                           10.40      0.336       (0.020)        0.316       (0.336)              --         (0.336)
12/31/02                           10.31      0.447        0.090         0.537       (0.447)              --         (0.447)
09/18/01 (3) to 12/31/01           10.50      0.130       (0.190)       (0.060)      (0.130)              --         (0.130)

--------------------
TAX-EXEMPT BOND FUND
--------------------
INSTITUTIONAL SHARES
01/01/04 to 06/30/04 (9)          $11.33     $0.252      $(0.380)      $(0.128)     $(0.252)         $    --        $(0.252)
12/31/03                           11.19      0.496        0.140         0.636       (0.496)              --         (0.496)
12/31/02                           10.54      0.527        0.650         1.177       (0.527)              --         (0.527)
12/31/01                           10.45      0.528        0.090         0.618       (0.528)              --         (0.528)
12/31/00                            9.63      0.525        0.820         1.345       (0.525)              --         (0.525)
12/31/99                           10.39      0.449       (0.760)       (0.311)      (0.449)              --         (0.449)

N SHARES
01/01/04 to 06/30/04 (9)          $11.33     $0.238      $(0.380)      $(0.142)     $(0.238)         $    --        $(0.238)
12/31/03                           11.19      0.468        0.140         0.608       (0.468)              --         (0.468)
12/31/02                           10.54      0.500        0.650         1.150       (0.500)              --         (0.500)
12/31/01                           10.45      0.502        0.090         0.592       (0.502)              --         (0.502)
12/31/00                            9.63      0.500        0.820         1.320       (0.500)              --         (0.500)
12/31/99                           10.39      0.424       (0.760)       (0.336)      (0.424)              --         (0.424)

A SHARES
01/01/04 to 06/30/04 (9)          $11.33     $0.238      $(0.380)      $(0.142)     $(0.238)         $    --        $(0.238)
12/31/03                           11.19      0.468        0.140         0.608       (0.468)              --         (0.468)
12/31/02                           10.54      0.500        0.650         1.150       (0.500)              --         (0.500)
01/31/01 (3) to 12/31/01           10.44      0.457        0.100         0.557       (0.457)              --         (0.457)

B SHARES
01/01/04 to 06/30/04 (9)          $11.33     $0.196      $(0.380)      $(0.184)     $(0.196)         $    --        $(0.196)
12/31/03                           11.19      0.384        0.140         0.524       (0.384)              --         (0.384)
12/31/02                           10.54      0.418        0.650         1.068       (0.418)              --         (0.418)
06/21/01 (3) to 12/31/01           10.52      0.215        0.020         0.235       (0.215)              --         (0.215)

------------------------------
ULTRA SHORT DURATION BOND FUND
------------------------------
INSTITUTIONAL SHARES
04/01/04 (3) to 06/30/04 (9)      $10.00     $0.045      $(0.040)      $ 0.005      $(0.045)         $    --        $(0.045)

-------------
BALANCED FUND
-------------
INSTITUTIONAL SHARES
01/01/04 to 06/30/04 (9)          $13.50     $0.133      $ 0.386       $ 0.519      $(0.129)         $    --        $(0.129)
12/31/03                           11.54      0.251        1.958         2.209       (0.249)              --         (0.249)
12/31/02                           13.01      0.310       (1.470)       (1.160)      (0.310)              --         (0.310)
12/31/01                           13.27      0.362       (0.216)        0.146       (0.364)          (0.042)        (0.406)
12/31/00                           12.38      0.389        1.115         1.504       (0.391)          (0.223)        (0.614)
12/31/99                           14.44      0.444       (0.668)       (0.224)      (0.435)          (1.401)        (1.836)


                                                                                                     RATIO OF
                                REDEMPTION       NET                        NET                      EXPENSES
                                   FEES         ASSET                     ASSETS       RATIO OF     TO AVERAGE
                                 ADDED TO       VALUE                     END OF      EXPENSES TO   NET ASSETS
                                  PAID-IN      END OF     TOTAL           PERIOD      AVERAGE NET   (EXCLUDING
                                  CAPITAL      PERIOD    RETURN            (000)        ASSETS       WAIVERS)
==================================================================================================================
----------------------------------------
SHORT/INTERMEDIATE BOND FUND (CONTINUED)
----------------------------------------
B SHARES
01/01/04 to 06/30/04 (9)          $    --      $10.19    (0.47)% (2)(5)  $    1,002      1.60%(1)      1.94%(1)
12/31/03                               --       10.38     3.08 (5)            1,028      1.60          1.97
12/31/02                               --       10.40     5.35 (5)              392      1.60          2.00
09/18/01 (3) to 12/31/01               --       10.31    (0.59) (2)(5)           26      1.55 (1)      1.91 (1)

--------------------
TAX-EXEMPT BOND FUND
--------------------
INSTITUTIONAL SHARES
01/01/04 to 06/30/04 (9)          $    --      $10.95    (1.16)% (2)     $   76,172      0.50% (1)     0.77% (1)
12/31/03                               --       11.33     5.81               86,812      0.51          0.79
12/31/02                               --       11.19    11.42              106,975      0.31          0.95
12/31/01                               --       10.54     6.02              105,448      0.27          0.91
12/31/00                               --       10.45    14.41              110,321      0.25          0.85
12/31/99                               --        9.63    (3.07)             126,027      0.70          0.83

N SHARES
01/01/04 to 06/30/04 (9)          $    --      $10.95    (1.28)% (2)      $  23,045      0.75% (1)     1.02% (1)
12/31/03                               --       11.33     5.55               24,873      0.76          1.04
12/31/02                               --       11.19    11.15               14,194      0.56          1.20
12/31/01                               --       10.54     5.76                1,522      0.52          1.16
12/31/00                               --       10.45    14.13                1,117      0.50          1.10
12/31/99                               --        9.63    (3.31)               1,109      0.95          1.08

A SHARES
01/01/04 to 06/30/04 (9)          $    --      $10.95    (1.28)% (2)(4)  $    3,155      0.75% (1)     1.02% (1)
12/31/03                               --       11.33     5.55 (4)            3,098      0.76          1.04
12/31/02                               --       11.19    11.15 (4)            4,296      0.56          1.20
01/31/01 (3) to 12/31/01               --       10.54     5.40 (2)(4)           796      0.52 (1)      1.16 (1)

B SHARES
01/01/04 to 06/30/04 (9)          $    --      $10.95    (1.65)% (2)(5)  $    1,017      1.50% (1)     1.77% (1)
12/31/03                               --       11.33     4.76(5)             1,184      1.51          1.79
12/31/02                               --       11.19    10.32 (5)              687      1.31          1.95
06/21/01 (3) to 12/31/01               --       10.54     2.22 (2)(5)           133      1.31 (1)      1.95 (1)

------------------------------
ULTRA SHORT DURATION BOND FUND
------------------------------
INSTITUTIONAL SHARES
04/01/04 (3) to 06/30/04 (9)      $    --      $ 9.96     0.05% (2)      $   36,816      0.25% (1)     0.47% (1)

-------------
BALANCED FUND
-------------
INSTITUTIONAL SHARES
01/01/04 to 06/30/04 (9)          $    --      $13.89     3.87% (2)      $   58,953      0.88% (1)     0.95% (1)
12/31/03                               --       13.50    19.33               56,553      0.88          1.04
12/31/02                               --       11.54    (9.02)              47,015      0.88          1.12
12/31/01                               --       13.01     1.21               52,552      0.88          1.10
12/31/00                               --       13.27    12.31               56,197      0.88          1.14
12/31/99                               --       12.38    (1.30)              21,871      0.88          1.05

                               RATIO OF NET
                                INVESTMENT
                                  INCOME
                                    TO        PORTFOLIO
                                AVERAGE NET   TURNOVER
                                  ASSETS        RATE
=======================================================
----------------------------------------
SHORT/INTERMEDIATE BOND FUND (CONTINUED)
----------------------------------------
B SHARES
01/01/04 to 06/30/04 (9)           2.77% (1)    33.02%
12/31/03                           3.12         61.21
12/31/02                           4.13         66.14
09/18/01 (3) to 12/31/01           4.12 (1)     56.36

--------------------
TAX-EXEMPT BOND FUND
--------------------
INSTITUTIONAL SHARES
01/01/04 to 06/30/04 (9)           4.51% (1)    21.04%
12/31/03                           4.40         42.58
12/31/02                           4.84         86.76
12/31/01                           4.99        168.31
12/31/00                           5.31        164.85
12/31/99                           4.44        225.82

N SHARES
01/01/04 to 06/30/04 (9)           4.26% (1)    21.04%
12/31/03                           4.15         42.58
12/31/02                           4.51         86.76
12/31/01                           4.74        168.31
12/31/00                           5.10        164.85
12/31/99                           4.19        225.82

A SHARES
01/01/04 to 06/30/04 (9)           4.26% (1)    21.04%
12/31/03                           4.15         42.58
12/31/02                           4.52         86.76
01/31/01 (3) to 12/31/01           4.60 (1)    168.31

B SHARES
01/01/04 to 06/30/04 (9)           3.51% (1)    21.04%
12/31/03                           3.40         42.58
12/31/02                           3.75         86.76
06/21/01 (3) to 12/31/01           3.77 (1)    168.31

------------------------------
ULTRA SHORT DURATION BOND FUND
------------------------------
INSTITUTIONAL SHARES
04/01/04 (3) to 06/30/04 (9)       2.18% (1)     0.00%

-------------
BALANCED FUND
-------------
INSTITUTIONAL SHARES
01/01/04 to 06/30/04 (9)           1.92% (1)    35.90%
12/31/03                           2.05         76.53
12/31/02                           2.50         69.89
12/31/01                           2.77         65.21
12/31/00                           2.99        141.47
12/31/99                           2.84         67.77

                       See Notes to Financial Statements.

96 & 97

                              HARRIS INSIGHT FUNDS
                        FINANCIAL HIGHLIGHTS (CONTINUED)
                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                   NET                      NET
                                  ASSET                REALIZED AND      TOTAL    DISTRIBUTIONS   DISTRIBUTIONS
                                  VALUE        NET      UNREALIZED       FROM       FROM NET        FROM NET
                                BEGINNING  INVESTMENT   GAIN/(LOSS)   INVESTMENT   INVESTMENT       REALIZED         TOTAL
                                OF PERIOD    INCOME   ON INVESTMENTS  OPERATIONS     INCOME           GAINS      DISTRIBUTIONS
=================================================================================================================================
-------------------------
BALANCED FUND (CONTINUED)
-------------------------
N SHARES
01/01/04 to 06/30/04 (9)          $13.50    $ 0.128      $ 0.366       $ 0.494      $(0.114)         $    --        $(0.114)
12/31/03                           11.54      0.223        1.955         2.178       (0.218)              --         (0.218)
12/31/02                           13.00      0.277       (1.459)       (1.182)      (0.278)              --         (0.278)
12/31/01                           13.27      0.331       (0.226)        0.105       (0.333)          (0.042)        (0.375)
12/31/00                           12.38      0.356        1.114         1.470       (0.357)          (0.223)        (0.580)
12/31/99                           14.44      0.386       (0.641)       (0.255)      (0.404)          (1.401)        (1.805)

A SHARES
01/01/04 to 06/30/04 (9)          $13.49    $ 0.124      $ 0.371       $ 0.495      $(0.115)         $    --        $(0.115)
12/31/03                           11.53      0.230        1.950         2.180       (0.220)              --         (0.220)
12/31/02                           13.00      0.278       (1.469)       (1.191)      (0.279)              --         (0.279)
12/31/01                           13.26      0.333       (0.216)        0.117       (0.335)          (0.042)        (0.377)
12/31/00                           12.38      0.356        1.107         1.463       (0.360)          (0.223)        (0.583)
02/10/99 (3) to 12/31/99           14.14      0.340       (0.305)        0.035       (0.394)          (1.401)        (1.795)

B SHARES
01/01/04 to 06/30/04 (9)          $13.45    $ 0.070      $ 0.370       $ 0.440      $(0.070)         $    --        $(0.070)
12/31/03                           11.51      0.158        1.927         2.085       (0.145)              --         (0.145)
02/04/02 (3) to 12/31/02           13.02      0.186       (1.471)       (1.285)      (0.225)              --         (0.225)

----------------
CORE EQUITY FUND
----------------
INSTITUTIONAL SHARES
01/01/04 to 06/30/04 (9)          $20.44    $ 0.025      $ 0.458       $ 0.483      $(0.006)         $(0.197)       $(0.203)
12/31/03                           15.73      0.083        4.710         4.793       (0.083)              --         (0.083)
12/31/02                           20.96      0.053       (4.953)       (4.900)      (0.052)          (0.278)        (0.330)
12/31/01                           24.84      0.031       (3.031)       (3.000)      (0.025)          (0.855)        (0.880)
12/31/00                           29.14     (1.903)      (0.310)       (2.213)          --           (2.087)        (2.087)
12/31/99                           26.25     (0.042)       4.319         4.277           --           (1.387)        (1.387)

N SHARES
01/01/04 to 06/30/04 (9)          $20.22    $(0.003)     $ 0.466       $ 0.463      $(0.006)         $(0.197)       $(0.203)
12/31/03                           15.56      0.040        4.657         4.697       (0.037)              --         (0.037)
12/31/02                           20.73      0.004       (4.891)       (4.887)      (0.005)          (0.278)        (0.283)
12/31/01                           24.62     (0.024)      (3.011)       (3.035)          --           (0.855)        (0.855)
12/31/00                           28.97     (1.903)      (0.360)       (2.263)          --           (2.087)        (2.087)
12/31/99                           26.18     (0.119)       4.296         4.177           --           (1.387)        (1.387)

A SHARES
01/01/04 to 06/30/04 (9)          $20.24    $(0.001)     $ 0.454       $ 0.453      $(0.006)         $(0.197)       $(0.203)
12/31/03                           15.57      0.035        4.671         4.706       (0.036)              --         (0.036)
12/31/02                           20.73      0.009       (4.883)       (4.874)      (0.008)          (0.278)        (0.286)
12/31/01                           24.61     (0.025)      (3.000)       (3.025)          --           (0.855)        (0.855)
12/31/00                           28.96     (1.903)      (0.360)       (2.263)          --           (2.087)        (2.087)
02/05/99 (3) to 12/31/99           27.00     (0.073)       3.420         3.347           --           (1.387)        (1.387)

B SHARES
01/01/04 to 06/30/04 (9)          $19.91    $(0.059)     $ 0.426       $ 0.367      $    --          $(0.197)       $(0.197)
12/31/03                           15.40     (0.093)       4.603         4.510           --               --             --
12/31/02                           20.66     (0.107)      (4.875)       (4.982)          --           (0.278)        (0.278)
05/31/01 (3) to 12/31/01           23.62     (0.102)      (2.003)       (2.105)          --           (0.855)        (0.855)

                                                                                                     RATIO OF
                                REDEMPTION       NET                        NET                      EXPENSES
                                   FEES         ASSET                     ASSETS       RATIO OF     TO AVERAGE
                                 ADDED TO       VALUE                     END OF      EXPENSES TO   NET ASSETS
                                  PAID-IN      END OF     TOTAL           PERIOD      AVERAGE NET   (EXCLUDING
                                  CAPITAL      PERIOD    RETURN            (000)        ASSETS       WAIVERS)
==================================================================================================================
-------------------------
BALANCED FUND (CONTINUED)
-------------------------
N SHARES
01/01/04 to 06/30/04 (9)          $    --      $13.88     3.67% (2)      $    2,717      1.13% (1)     1.20% (1)
12/31/03                               --       13.50    19.04                2,279      1.13          1.29
12/31/02                               --       11.54    (9.18)               1,897      1.13          1.37
12/31/01                               --       13.00     0.88                2,253      1.13          1.35
12/31/00                               --       13.27    12.03                2,073      1.13          1.57
12/31/99                               --       12.38    (1.52)               2,311      1.13          1.30

A SHARES
01/01/04 to 06/30/04 (9)          $    --      $13.87     3.69% (2)(4)   $      639      1.13% (1)     1.20% (1)
12/31/03                               --       13.49    19.07 (4)              442      1.13          1.29
12/31/02                               --       11.53    (9.26) (4)             260      1.13          1.37
12/31/01                               --       13.00     0.97 (4)              294      1.13          1.16
12/31/00                               --       13.26    11.97 (4)              131      1.13          1.51
02/10/99 (3) to 12/31/99               --       12.38     0.50 (2)(4)            84      1.21 (1)      1.38 (1)

B SHARES
01/01/04 to 06/30/04 (9)          $    --      $13.82     3.28% (2)(5)   $      540      1.88% (1)     1.95% (1)
12/31/03                               --       13.45    18.22 (5)              413      1.88          2.04
02/04/02 (3) to 12/31/02               --       11.51    (9.96) (2)(5)           75      1.88 (1)      2.12 (1)

----------------
CORE EQUITY FUND
----------------
INSTITUTIONAL SHARES
01/01/04 to 06/30/04 (9)          $    --      $20.72     2.38% (2)      $  127,683      1.01% (1)     1.03% (1)
12/31/03                               --       20.44    30.49              127,233      1.10          1.23
12/31/02                               --       15.73   (23.54)              98,487      1.10          1.24
12/31/01                               --       20.96   (12.31)             150,175      1.10          1.21
12/31/00                               --       24.84    (7.67)             166,310      1.10          1.16
12/31/99                               --       29.14    16.56              182,283      1.10          1.14

N SHARES
01/01/04 to 06/30/04 (9)          $    --      $20.48     2.31% (2)      $    4,334      1.26% (1)     1.28% (1)
12/31/03                               --       20.22    30.20                4,518      1.35          1.48
12/31/02                               --       15.56   (23.73)               3,621      1.35          1.49
12/31/01                               --       20.73   (12.56)               5,611      1.35          1.46
12/31/00                               --       24.62    (7.89)               6,313      1.35          1.41
12/31/99                               --       28.97    16.22                7,800      1.35          1.39

A SHARES
01/01/04 to 06/30/04 (9)          $    --      $20.49     2.25% (2)(4)   $      542      1.26% (1)     1.28% (1)
12/31/03                               --       20.24    30.23 (4)              531      1.35          1.48
12/31/02                               --       15.57   (23.67) (4)             552      1.35          1.49
12/31/01                               --       20.73   (12.53) (4)             649      1.35          1.46
12/31/00                               --       24.61    (7.90) (4)             758      1.35          1.41
02/05/99 (3) to 12/31/99               --       28.96    12.65 (2)(4)           710      1.42 (1)      1.46 (1)

B SHARES
01/01/04 to 06/30/04 (9)          $    --      $20.08     1.86% (2)(5)   $      145      2.01% (1)     2.03% (1)
12/31/03                               --       19.91    29.29 (5)              127      2.10          2.23
12/31/02                               --       15.40   (24.27) (5)              53      2.10          2.24
05/31/01 (3) to 12/31/01               --       20.66    (9.17) (2)(5)           13      2.10 (1)      2.21 (1)

                                RATIO OF NET
                                 INVESTMENT
                                   INCOME
                                     TO        PORTFOLIO
                                 AVERAGE NET   TURNOVER
                                   ASSETS        RATE
=======================================================
-------------------------
BALANCED FUND (CONTINUED)
-------------------------
N SHARES
01/01/04 to 06/30/04 (9)            1.67% (1)    35.90%
12/31/03                            1.80         76.53
12/31/02                            2.25         69.89
12/31/01                            2.52         65.21
12/31/00                            2.69        141.47
12/31/99                            2.59         67.77

A SHARES
01/01/04 to 06/30/04 (9)            1.67% (1)    35.90%
12/31/03                            1.80         76.53
12/31/02                            2.25         69.89
12/31/01                            2.52         65.21
12/31/00                            2.74        141.47
02/10/99 (3) to 12/31/99            2.51 (1)     67.77

B SHARES
01/01/04 to 06/30/04 (9)            0.92% (1)    35.90%
12/31/03                            1.01         76.53
02/04/02 (3) to 12/31/02            1.50 (1)     69.89

----------------
CORE EQUITY FUND
----------------
INSTITUTIONAL SHARES
01/01/04 to 06/30/04 (9)            0.24% (1)    32.86%
12/31/03                            0.47         76.15
12/31/02                            0.27         67.66
12/31/01                            0.14         41.63
12/31/00                           (0.22)        43.74
12/31/99                           (0.16)        35.11

N SHARES
01/01/04 to 06/30/04 (9)           (0.01)% (1)   32.86%
12/31/03                            0.22         76.15
12/31/02                            0.02         67.66
12/31/01                           (0.11)        41.63
12/31/00                           (0.47)        43.74
12/31/99                           (0.41)        35.11

A SHARES
01/01/04 to 06/30/04 (9)           (0.01)% (1)   32.86%
12/31/03                            0.22         76.15
12/31/02                            0.02         67.66
12/31/01                           (0.11)        41.63
12/31/00                           (0.47)        43.74
02/05/99 (3) to 12/31/99           (0.48) (1)    35.11

B SHARES
01/01/04 to 06/30/04 (9)           (0.76)% (1)   32.86%
12/31/03                           (0.53)        76.15
12/31/02                           (0.64)        67.66
05/31/01 (3) to 12/31/01           (0.86) (1)    41.63

                       See Notes to Financial Statements.

98 & 99

                              HARRIS INSIGHT FUNDS
                        FINANCIAL HIGHLIGHTS (CONTINUED)
                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                   NET                      NET
                                  ASSET                REALIZED AND      TOTAL    DISTRIBUTIONS   DISTRIBUTIONS
                                  VALUE        NET      UNREALIZED       FROM       FROM NET        FROM NET
                                BEGINNING  INVESTMENT   GAIN/(LOSS)   INVESTMENT   INVESTMENT       REALIZED         TOTAL
                                OF PERIOD    INCOME   ON INVESTMENTS  OPERATIONS     INCOME           GAINS      DISTRIBUTIONS
=================================================================================================================================
---------------------
EMERGING MARKETS FUND
---------------------
INSTITUTIONAL SHARES
01/01/04 to 06/30/04 (9)          $10.03    $ 0.055      $(0.291)      $(0.236)     $(0.014)         $    --        $(0.014)
12/31/03                            6.66      0.046        3.355         3.401       (0.033)              --         (0.033)
12/31/02                            6.80      0.019       (0.148)       (0.129)      (0.015)              --         (0.015)
12/31/01                            6.88      0.043       (0.085)       (0.042)      (0.038)              --         (0.038)
12/31/00                            9.64      0.033       (2.786)       (2.753)      (0.007)              --         (0.007)
12/31/99                            5.87     (0.004)       3.790         3.786       (0.016)              --         (0.016)

N SHARES
01/01/04 to 06/30/04 (9)          $ 9.94    $ 0.030      $(0.273)      $(0.243)     $(0.008)         $    --        $(0.008)
12/31/03                            6.61      0.047        3.300         3.347       (0.020)              --         (0.020)
12/31/02                            6.75      0.009       (0.154)       (0.145)          --               --             --
12/31/01                            6.80      0.012       (0.055)       (0.043)      (0.007)              --         (0.007)
12/31/00                            9.58      0.025       (2.805)       (2.780)          --               --             --
12/31/99                            5.85     (0.027)       3.773         3.746       (0.016)              --         (0.016)

A SHARES
01/01/04 to 06/30/04 (9)          $ 9.94    $ 0.037      $(0.286)      $(0.249)     $(0.013)         $    --        $(0.013)
12/31/03                            6.60      0.040        3.315         3.357       (0.017)              --         (0.017)
12/31/02                            6.75      0.002       (0.154)       (0.153)          --               --             --
12/31/01                            6.82      0.024       (0.075)       (0.051)      (0.019)              --         (0.019)
12/31/00                            9.58      0.025       (2.785)       (2.760)          --               --             --
08/12/99 (3) to 12/31/99            7.47     (0.024)       2.150         2.126       (0.016)              --         (0.016)

B SHARES
01/01/03 to 05/30/03 (8)          $ 6.58    $ 0.008      $ 0.632       $ 0.640      $    --          $    --        $    --
04/18/02 (3) to 12/31/02            7.76     (0.040)      (1.142)       (1.182)          --               --             --

-----------
EQUITY FUND
-----------
INSTITUTIONAL SHARES
01/01/04 to 06/30/04 (9)          $11.48    $ 0.051      $ 0.588       $ 0.639      $(0.049)         $    --        $(0.049)
12/31/03                            8.98      0.065        2.501         2.566       (0.066)              --         (0.066)
12/31/02                           11.43      0.056       (2.449)       (2.393)      (0.057)              --         (0.057)
12/31/01                           12.55      0.062       (0.426)       (0.364)      (0.062)          (0.694)        (0.756)
12/31/00                           14.63      0.049        1.113         1.162       (0.047)          (3.195)        (3.242)
12/31/99                           17.03      0.049       (0.339)       (0.290)      (0.050)          (2.060)        (2.110)

N SHARES
01/01/04 to 06/30/04 (9)          $11.55    $ 0.049      $ 0.576       $ 0.625      $(0.035)         $    --        $(0.035)
12/31/03                            9.02      0.038        2.510         2.548       (0.018)              --         (0.018)
12/31/02                           11.44      0.035       (2.446)       (2.411)      (0.009)              --         (0.009)
12/31/01                           12.55      0.010       (0.416)       (0.406)      (0.010)          (0.694)        (0.704)
12/31/00                           14.63      0.007        1.113         1.120       (0.005)          (3.195)        (3.200)
12/31/99                           17.02      0.005       (0.323)       (0.318)      (0.012)          (2.060)        (2.072)

A SHARES
01/01/04 to 06/30/04 (9)          $11.56    $ 0.037      $ 0.589       $ 0.626      $(0.036)         $    --        $(0.036)
12/31/03                            9.02      0.034        2.523         2.557       (0.017)              --         (0.017)
12/31/02                           11.45      0.021       (2.440)       (2.419)      (0.011)              --         (0.011)
12/31/01                           12.55      0.011       (0.406)       (0.395)      (0.011)          (0.694)        (0.705)
12/31/00                           14.63      0.007        1.114         1.121       (0.006)          (3.195)        (3.201)
02/12/99 (3) to 12/31/99           16.97     (0.002)      (0.275)       (0.277)      (0.003)          (2.060)        (2.063)

                                                                                                     RATIO OF
                                REDEMPTION       NET                        NET                      EXPENSES
                                   FEES         ASSET                     ASSETS       RATIO OF     TO AVERAGE
                                 ADDED TO       VALUE                     END OF      EXPENSES TO   NET ASSETS
                                  PAID-IN      END OF     TOTAL           PERIOD      AVERAGE NET   (EXCLUDING
                                  CAPITAL      PERIOD    RETURN            (000)        ASSETS       WAIVERS)
==================================================================================================================
---------------------
EMERGING MARKETS FUND
---------------------
INSTITUTIONAL SHARES
01/01/04 to 06/30/04 (9)          $   --       $ 9.78    (2.35)% (2)     $  283,353      1.56% (1)     1.58% (1)
12/31/03                           0.002 (7)    10.03    51.11              289,492      1.58          1.61
12/31/02                           0.004 (7)     6.66    (1.84)              96,652      1.66          1.71
12/31/01                              --         6.80    (0.60)              40,063      1.74          1.89
12/31/00                              --         6.88   (28.55)              32,313      1.67          1.71
12/31/99                              --         9.64    64.53               38,155      1.70          1.76

N SHARES
01/01/04 to 06/30/04 (9)          $0.001 (7)   $ 9.69    (2.43)% (2)     $    2,006      1.81% (1)     1.83% (1)
12/31/03                           0.003 (7)     9.94    50.70                1,331      1.83          1.86
12/31/02                           0.005 (7)     6.61    (2.36)                 311      1.91          1.96
12/31/01                              --         6.75    (0.33)                 352      1.99          2.14
12/31/00                              --         6.80   (29.02)                 297      1.96          2.00
12/31/99                              --         9.58    64.06                  322      1.95          2.01

A SHARES
01/01/04 to 06/30/04 (9)          $0.002 (7)   $ 9.68    (2.48)% (2)(4)  $      338      1.81% (1)     1.83% (1)
12/31/03                           0.002 (7)     9.94    50.87 (4)              364      1.83          1.86
12/31/02                           0.002 (7)     6.60    (2.22) (4)             118      1.91          1.96
12/31/01                              --         6.75    (0.74) (4)               6      1.99          2.08
12/31/00                              --         6.82   (28.81) (4)               8      1.92          1.96
08/12/99 (3) to 12/31/99              --         9.58    28.48 (2)(4)             5      1.95 (1)      2.01 (1)

B SHARES
01/01/03 to 05/30/03 (8)          $   --       $ 7.22     9.73% (2)(5)   $       --      2.64% (1)     2.66% (1)
04/18/02 (3) to 12/31/02           0.002 (7)     6.58   (15.21) (2)(5)            8      2.62 (1)      2.65 (1)

-----------
EQUITY FUND
-----------
INSTITUTIONAL SHARES
01/01/04 to 06/30/04 (9)          $   --       $12.07     5.58% (2)      $  225,647      0.94% (1)     0.94% (1)
12/31/03                              --        11.48    28.68              229,673      0.94          0.96
12/31/02                              --         8.98   (20.99)             238,301      0.95          0.97
12/31/01                              --        11.43    (3.00)             313,186      0.94          0.95
12/31/00                              --        12.55     8.48              346,111      0.93          0.93
12/31/99                              --        14.63    (1.57)             579,754      0.90          0.91

N SHARES
01/01/04 to 06/30/04 (9)          $   --       $12.14     5.42% (2)      $   12,339      1.19% (1)     1.19% (1)
12/31/03                              --        11.55    28.29               13,842      1.19          1.21
12/31/02                              --         9.02   (21.10)              11,082      1.20          1.22
12/31/01                              --        11.44    (3.36)              16,193      1.19          1.20
12/31/00                              --        12.55     8.18               16,025      1.18          1.18
12/31/99                              --        14.63    (1.74)              19,685      1.15          1.16

A SHARES
01/01/04 to 06/30/04 (9)          $   --       $12.15     5.42% (2)(4)   $      358      1.19% (1)     1.19% (1)
12/31/03                              --        11.56    28.39 (4)              339      1.19          1.21
12/31/02                              --         9.02   (21.15) (4)             199      1.20          1.22
12/31/01                              --        11.45    (3.27) (4)             161      1.19          1.20
12/31/00                              --        12.55     8.17 (4)              161      1.18          1.18
02/12/99 (3) to 12/31/99              --        14.63    (1.50) (2)(4)          161      1.23 (1)      1.24 (1)

                                RATIO OF NET
                                 INVESTMENT
                                   INCOME
                                     TO        PORTFOLIO
                                 AVERAGE NET   TURNOVER
                                   ASSETS        RATE
=======================================================
---------------------
EMERGING MARKETS FUND
---------------------
INSTITUTIONAL SHARES
01/01/04 to 06/30/04 (9)            1.08% (1)    25.68%
12/31/03                            0.83         19.99
12/31/02                            0.41         34.20
12/31/01                            0.78         26.93
12/31/00                            0.37         78.65
12/31/99                           (0.17)        53.69

N SHARES
01/01/04 to 06/30/04 (9)            1.03% (1)    25.68%
12/31/03                            0.58         19.99
12/31/02                            0.12         34.20
12/31/01                            0.75         26.93
12/31/00                            0.18         78.65
12/31/99                           (0.42)        53.69

A SHARES
01/01/04 to 06/30/04 (9)            0.79% (1)    25.68%
12/31/03                            0.62         19.99
12/31/02                            0.03         34.20
12/31/01                            0.68         26.93
12/31/00                            0.16         78.65
08/12/99 (3) to 12/31/99           (0.42) (1)    53.69

B SHARES
01/01/03 to 05/30/03 (8)            0.33% (1)    10.32%
04/18/02 (3) to 12/31/02           (0.85) (1)    34.20

-----------
EQUITY FUND
-----------
INSTITUTIONAL SHARES
01/01/04 to 06/30/04 (9)            0.87% (1)    39.79%
12/31/03                            0.63         81.21
12/31/02                            0.53         61.83
12/31/01                            0.51         77.79
12/31/00                            0.31         68.09
12/31/99                            0.29         65.13

N SHARES
01/01/04 to 06/30/04 (9)            0.62% (1)    39.79%
12/31/03                            0.38         81.21
12/31/02                            0.28         61.83
12/31/01                            0.26         77.79
12/31/00                            0.06         68.09
12/31/99                            0.04         65.13

A SHARES
01/01/04 to 06/30/04 (9)            0.62% (1)    39.79%
12/31/03                            0.38         81.21
12/31/02                            0.28         61.83
12/31/01                            0.26         77.79
12/31/00                            0.06         68.09
02/12/99 (3) to 12/31/99           (0.04) (1)    65.13

                       See Notes to Financial Statements.

100 & 101

                              HARRIS INSIGHT FUNDS
                        FINANCIAL HIGHLIGHTS (CONTINUED)
                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                   NET                      NET
                                  ASSET                REALIZED AND      TOTAL    DISTRIBUTIONS   DISTRIBUTIONS
                                  VALUE        NET      UNREALIZED       FROM       FROM NET        FROM NET
                                BEGINNING  INVESTMENT   GAIN/(LOSS)   INVESTMENT   INVESTMENT       REALIZED         TOTAL
                                OF PERIOD    INCOME   ON INVESTMENTS  OPERATIONS     INCOME           GAINS      DISTRIBUTIONS
=================================================================================================================================
-----------------------
EQUITY FUND (CONTINUED)
-----------------------
B SHARES
01/01/04 to 06/30/04 (9)          $11.38    $(0.006)     $ 0.576       $ 0.570      $    --          $    --        $    --
12/31/03                            8.93     (0.035)       2.485         2.450           --               --             --
12/31/02                           11.41     (0.034)      (2.446)       (2.480)          --               --             --
08/01/01 (3) to 12/31/01           11.97     (0.020)      (0.540)       (0.560)          --               --             --

----------
INDEX FUND
----------
INSTITUTIONAL SHARES
01/01/04 to 06/30/04 (9)          $21.55    $ 0.135      $ 0.549       $ 0.684      $(0.131)         $(0.313)       $(0.444)
12/31/03                           18.06      0.275        4.726         5.001       (0.275)          (1.236)        (1.511)
12/31/02                           23.91      0.244       (5.501)       (5.257)      (0.243)          (0.350)        (0.593)
12/31/01                           28.39      0.241       (3.742)       (3.501)      (0.242)          (0.737)        (0.979)
12/31/00                           33.21      0.274       (3.337)       (3.063)      (0.270)          (1.487)        (1.757)
12/31/99                           28.35      0.307        5.420         5.727       (0.305)          (0.562)        (0.867)

N SHARES
01/01/04 to 06/30/04 (9)          $21.54    $ 0.106      $ 0.552       $ 0.658      $(0.105)         $(0.313)       $(0.418)
12/31/03                           18.05      0.224        4.728         4.952       (0.226)          (1.236)        (1.462)
12/31/02                           23.90      0.194       (5.503)       (5.309)      (0.191)          (0.350)        (0.541)
12/31/01                           28.39      0.177       (3.752)       (3.575)      (0.178)          (0.737)        (0.915)
12/31/00                           33.21      0.191       (3.333)       (3.142)      (0.191)          (1.487)        (1.678)
12/31/99                           28.35      0.249        5.413         5.662       (0.240)          (0.562)        (0.802)

B SHARES
01/01/04 to 06/30/04 (9)          $21.47    $ 0.008      $ 0.575       $ 0.583      $    --          $(0.313)       $(0.313)
12/31/03                           18.00      0.069        4.705         4.774       (0.068)          (1.236)        (1.304)
12/31/02                           23.90      0.081       (5.535)       (5.454)      (0.096)          (0.350)        (0.446)
08/22/01 (3) to 12/31/01           24.77      0.038       (0.238)       (0.200)      (0.041)          (0.629)        (0.670)

-------------------
INTERNATIONAL FUND
-------------------
INSTITUTIONAL SHARES
01/01/04 to 06/30/04 (9)          $13.63    $ 0.132      $ 0.448       $ 0.580      $(0.010)         $    --        $(0.010)
12/31/03                            9.81      0.165        3.800         3.965       (0.160)              --         (0.160)
12/31/02                           11.54      0.092       (1.808)       (1.716)      (0.068)              --         (0.068)
12/31/01                           14.36      0.055       (2.825)       (2.770)      (0.050)              --         (0.050)
12/31/00                           15.89      0.120       (1.606)       (1.486)      (0.044)              --         (0.044)
12/31/99                           12.55      0.117        3.309         3.426       (0.086)              --         (0.086)

N SHARES
01/01/04 to 06/30/04 (9)          $13.64    $ 0.139      $ 0.429       $ 0.568      $(0.008)         $    --        $(0.008)
12/31/03                            9.82      0.121        3.815         3.936       (0.131)              --         (0.131)
12/31/02                           11.55      0.039       (1.789)       (1.750)      (0.031)              --         (0.031)
12/31/01                           14.36      0.026       (2.815)       (2.789)      (0.021)              --         (0.021)
12/31/00                           15.89      0.076       (1.606)       (1.530)          --               --             --
12/31/99                           12.55      0.101        3.262         3.363       (0.023)              --         (0.023)

                                                                                                     RATIO OF
                                REDEMPTION       NET                        NET                      EXPENSES
                                   FEES         ASSET                     ASSETS       RATIO OF     TO AVERAGE
                                 ADDED TO       VALUE                     END OF      EXPENSES TO   NET ASSETS
                                  PAID-IN      END OF     TOTAL           PERIOD      AVERAGE NET   (EXCLUDING
                                  CAPITAL      PERIOD    RETURN            (000)        ASSETS       WAIVERS)
==================================================================================================================
-----------------------
EQUITY FUND (CONTINUED)
-----------------------
B SHARES
01/01/04 to 06/30/04 (9)          $    --      $11.95     5.01% (2)(5)   $      599      1.94% (1)     1.94% (1)
12/31/03                               --       11.38    27.44 (5)              322      1.94          1.96
12/31/02                               --        8.93   (21.74) (5)             221      1.95          1.97
08/01/01 (3) to 12/31/01               --       11.41    (4.68) (2)(5)           20      1.94 (1)      1.95 (1)

----------
INDEX FUND
----------
INSTITUTIONAL SHARES
01/01/04 to 06/30/04 (9)          $    --      $21.79     3.21% (2)      $  342,173      0.42% (1)     0.42% (1)
12/31/03                               --       21.55    28.11              353,889      0.43          0.47
12/31/02                               --       18.06   (22.21)             354,499      0.45          0.53
12/31/01                               --       23.91   (12.30)             432,923      0.45          0.50
12/31/00                               --       28.39    (9.33)             532,044      0.45          0.47
12/31/99                               --       33.21    20.40              549,696      0.45          0.46

N SHARES
01/01/04 to 06/30/04 (9)          $    --      $21.78     3.08% (2)      $   17,884      0.67% (1)     0.67% (1)
12/31/03                               --       21.54    27.82               19,986      0.68          0.72
12/31/02                               --       18.05   (22.43)              17,339      0.70          0.78
12/31/01                               --       23.90   (12.57)              24,449      0.70          0.75
12/31/00                               --       28.39    (9.55)              25,291      0.70          0.72
12/31/99                               --       33.21    20.14               24,056      0.70          0.71

B SHARES
01/01/04 to 06/30/04 (9)          $    --      $21.74     2.73% (2)(5)   $      341      1.42% (1)     1.42% (1)
12/31/03                               --       21.47    26.81 (5)              483      1.43          1.47
12/31/02                               --       18.00   (22.99) (5)             571      1.45          1.53
08/22/01 (3) to 12/31/01               --       23.90    (0.75) (2)(5)           26      1.45 (1)      1.50 (1)

-------------------
INTERNATIONAL FUND
-------------------
INSTITUTIONAL SHARES
01/01/04 to 06/30/04 (9)          $    --      $14.20     4.41% (2)      $  180,843      1.32% (1)     1.34% (1)
12/31/03                            0.015 (7)   13.63    40.44              171,921      1.36          1.39
12/31/02                            0.054 (7)    9.81   (14.41)             141,034      1.40          1.43
12/31/01                               --       11.54   (19.29)             177,337      1.36          1.37
12/31/00                               --       14.36    (9.34)             254,642      1.35          1.36
12/31/99                               --       15.89    27.33              272,886      1.35          1.35

N SHARES
01/01/04 to 06/30/04 (9)          $    --      $14.20     4.24% (2)      $    1,853      1.57% (1)     1.59% (1)
12/31/03                            0.015 (7)   13.64    40.19                1,595      1.61          1.64
12/31/02                            0.051 (7)    9.82   (14.79)               1,202      1.60          1.63
12/31/01                               --       11.55   (19.46)               5,336      1.61          1.62
12/31/00                               --       14.36    (9.50)               2,525      1.60          1.61
12/31/99                               --       15.89    26.81                2,531      1.60          1.60

                                RATIO OF NET
                                 INVESTMENT
                                   INCOME
                                     TO        PORTFOLIO
                                 AVERAGE NET   TURNOVER
                                   ASSETS        RATE
========================================================
-----------------------
EQUITY FUND (CONTINUED)
-----------------------
B SHARES
01/01/04 to 06/30/04 (9)           (0.13)% (1)   39.79%
12/31/03                           (0.37)        81.21
12/31/02                           (0.35)        61.83
08/01/01 (3) to 12/31/01           (0.45) (1)    77.79

----------
INDEX FUND
----------
INSTITUTIONAL SHARES
01/01/04 to 06/30/04 (9)            1.23% (1)     1.72%
12/31/03                            1.37          1.72
12/31/02                            1.18          6.42
12/31/01                            0.93          4.26
12/31/00                            0.85          8.39
12/31/99                            1.04          2.17

N SHARES
01/01/04 to 06/30/04 (9)            0.98% (1)     1.72%
12/31/03                            1.12          1.72
12/31/02                            0.93          6.42
12/31/01                            0.68          4.26
12/31/00                            0.60          8.39
12/31/99                            0.79          2.17

B SHARES
01/01/04 to 06/30/04 (9)            0.23% (1)     1.72%
12/31/03                            0.37          1.72
12/31/02                            0.40          6.42
08/22/01 (3) to 12/31/01            0.04 (1)      4.26

-------------------
INTERNATIONAL FUND
-------------------
INSTITUTIONAL SHARES
01/01/04 to 06/30/04 (9)            1.94% (1)    10.74%
12/31/03                            1.40         35.15
12/31/02                            0.85         22.38
12/31/01                            0.75         38.32
12/31/00                            0.82         76.86
12/31/99                            0.86         48.49

N SHARES
01/01/04 to 06/30/04 (9)            1.77% (1)    10.74%
12/31/03                            1.11         35.15
12/31/02                            0.36         22.38
12/31/01                            0.50         38.32
12/31/00                            0.57         76.86
12/31/99                            0.61         48.49

                       See Notes to Financial Statements.

102 & 103

                              HARRIS INSIGHT FUNDS
                        FINANCIAL HIGHLIGHTS (CONTINUED)
                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                   NET                      NET
                                  ASSET                REALIZED AND      TOTAL    DISTRIBUTIONS   DISTRIBUTIONS
                                  VALUE        NET      UNREALIZED       FROM       FROM NET        FROM NET
                                BEGINNING  INVESTMENT   GAIN/(LOSS)   INVESTMENT   INVESTMENT       REALIZED         TOTAL
                                OF PERIOD    INCOME   ON INVESTMENTS  OPERATIONS     INCOME           GAINS      DISTRIBUTIONS
=================================================================================================================================
------------------------------
INTERNATIONAL FUND (CONTINUED)
------------------------------
A SHARES
01/01/04 to 06/30/04 (9)          $13.19    $ 0.111      $ 0.436       $ 0.547      $(0.007)         $    --        $(0.007)
12/31/03                            9.35      0.030        3.928         3.958       (0.132)              --         (0.132)
12/31/02                           11.57      0.079       (2.311)       (2.232)          --               --             --
12/31/01                           14.38      0.016       (2.815)       (2.799)      (0.011)              --         (0.011)
12/31/00                           15.89      0.076       (1.586)       (1.510)          --               --             --
03/05/99 (3) to 12/31/99           11.90     (0.009)       4.022         4.013       (0.023)              --         (0.023)

B SHARES
01/01/03 to 05/30/03 (8)          $ 9.77    $ 0.098      $ 0.452       $ 0.550      $    --          $    --        $    --
12/31/02                           11.55      0.041       (1.826)       (1.785)      (0.018)              --         (0.018)
07/23/01 (3) to 12/31/01           12.49     (0.057)      (0.883)       (0.940)          --               --             --

--------------------------------
SMALL-CAP AGGRESSIVE GROWTH FUND
--------------------------------
INSTITUTIONAL SHARES
01/01/04 to 06/30/04 (9)          $11.39    $(0.033)     $ 0.693       $ 0.660      $    --          $    --        $    --
12/31/03                            7.68     (0.044)       3.754         3.710           --               --             --
12/31/02                            9.68     (0.032)      (1.968)       (2.000)          --               --             --
01/09/01 (3) to 12/31/01           10.00     (0.014)      (0.306)       (0.320)          --               --             --

B SHARES
01/01/03 to 05/30/03 (8)          $ 7.60    $(0.044)     $ 1.024       $ 0.980      $    --          $    --        $    --
12/31/02                            9.68     (0.102)      (1.978)       (2.080)          --               --             --
12/20/01 (3) to 12/31/01            9.36     (0.009)       0.329         0.320           --               --             --

--------------------------
SMALL-CAP OPPORTUNITY FUND
--------------------------
INSTITUTIONAL SHARES
01/01/04 to 06/30/04 (9)          $22.74    $ 0.007      $ 2.144       $ 2.151      $    --          $(1.002)       $(1.002)
12/31/03                           15.12     (0.024)       7.881         7.857           --           (0.238)        (0.238)
12/31/02                           17.70     (0.086)      (2.496)       (2.582)          --               --             --
12/31/01                           19.88     (0.119)      (1.792)       (1.911)          --           (0.269)        (0.269)
12/31/00                           24.17     (0.145)       1.528         1.383           --           (5.673)        (5.673)
12/31/99                           17.85     (0.039)       7.124         7.085           --           (0.765)        (0.765)

N SHARES
01/01/04 to 06/30/04 (9)          $22.28    $(0.021)     $ 2.102       $ 2.081      $    --          $(1.002)       $(1.002)
12/31/03                           14.85     (0.060)       7.727         7.667           --           (0.238)        (0.238)
12/31/02                           17.44     (0.119)      (2.473)       (2.592)          --               --             --
12/31/01                           19.62     (0.161)      (1.750)       (1.911)          --           (0.269)        (0.269)
12/31/00                           23.99     (0.145)       1.448         1.303           --           (5.673)        (5.673)
12/31/99                           17.77     (0.057)       7.042         6.985           --           (0.765)        (0.765)

A SHARES
01/01/04 to 06/30/04 (9)          $22.27    $(0.002)     $ 2.082       $ 2.080      $    --          $(1.002)       $(1.002)
12/31/03                           14.85     (0.057)       7.714         7.657           --           (0.238)        (0.238)
12/31/02                           17.43     (0.118)      (2.463)       (2.581)          --               --             --
12/31/01                           19.62     (0.154)      (1.767)       (1.921)          --           (0.269)        (0.269)
12/31/00                           23.99     (0.145)       1.448         1.303           --           (5.673)        (5.673)
03/05/99 (3) to 12/31/99           16.67     (0.092)       8.177         8.085           --           (0.765)        (0.765)

                                                                                                     RATIO OF
                                REDEMPTION       NET                        NET                      EXPENSES
                                   FEES         ASSET                     ASSETS       RATIO OF     TO AVERAGE
                                 ADDED TO       VALUE                     END OF      EXPENSES TO   NET ASSETS
                                  PAID-IN      END OF     TOTAL           PERIOD      AVERAGE NET   (EXCLUDING
                                  CAPITAL      PERIOD    RETURN            (000)        ASSETS       WAIVERS)
==================================================================================================================
------------------------------
INTERNATIONAL FUND (CONTINUED)
------------------------------
A SHARES
01/01/04 to 06/30/04 (9)          $    --      $13.73     4.30% (2)(4)   $       82      1.57% (1)     1.59% (1)
12/31/03                            0.014 (7)   13.19    42.33 (4)               57      1.57          1.60
12/31/02                            0.012 (7)    9.35   (19.19) (4)               6      1.65          1.68
12/31/01                               --        11.57  (19.47) (4)               3      1.61          1.62
12/31/00                               --        14.38   (9.50) (4)               2      1.60          1.61
03/05/99 (3) to 12/31/99               --        15.89   33.73 (2)(4)             5      1.65 (1)      1.65 (1)

B SHARES
01/01/03 to 05/30/03 (8)          $    --      $10.32     5.63% (2)(5)   $       --      2.35% (1)     2.37% (1)
12/31/02                            0.023 (7)    9.77   (15.26) (5)              11      2.40          2.43
07/23/01 (3) to 12/31/01               --       11.55    (7.53) (2)(5)            1      2.19 (1)      2.19 (1)

--------------------------------
SMALL-CAP AGGRESSIVE GROWTH FUND
--------------------------------
INSTITUTIONAL SHARES
01/01/04 to 06/30/04 (9)          $    --      $12.05     5.79% (2)      $    7,073      1.00% (1)     1.40% (1)
12/31/03                               --       11.39    48.31                8,506      1.00          1.44
12/31/02                               --        7.68   (20.66)               7,278      1.00          1.36
01/09/01 (3) to 12/31/01               --        9.68    (3.20) (2)           7,854      1.00 (1)      2.53 (1)

B SHARES
01/01/03 to 05/30/03 (8)          $    --      $ 8.58    12.90% (2)(5)   $       --      2.00% (1)     2.54% (1)
12/31/02                               --        7.60   (21.49) (5)               4      2.00          2.36
12/20/01 (3) to 12/31/01               --        9.68     3.42 (2)(5)             1      2.00 (1)      3.37 (1)

--------------------------
SMALL-CAP OPPORTUNITY FUND
--------------------------
INSTITUTIONAL SHARES
01/01/04 to 06/30/04 (9)          $ 0.001 (7)  $23.89     9.64% (2)      $  477,542      1.01% (1)     1.01% (1)
12/31/03                            0.001 (7)   22.74    52.02              472,228      1.20          1.25
12/31/02                            0.002 (7)   15.12   (14.58)             323,683      1.20          1.27
12/31/01                               --       17.70    (9.65)             411,368      1.20          1.25
12/31/00                               --       19.88     6.75              465,215      1.20          1.22
12/31/99                               --       24.17    40.14              432,071      1.20          1.21

N SHARES
01/01/04 to 06/30/04 (9)          $ 0.001 (7)  $23.36     9.52% (2)      $   64,712      1.26% (1)     1.26% (1)
12/31/03                            0.001 (7)   22.28    51.68               61,579      1.45          1.50
12/31/02                            0.002 (7)   14.85   (14.85)              13,954      1.45          1.52
12/31/01                               --       17.44    (9.83)               8,301      1.45          1.50
12/31/00                               --       19.62     6.51                8,995      1.45          1.47
12/31/99                               --       23.99    39.75                6,397      1.45          1.46

A SHARES
01/01/04 to 06/30/04 (9)          $ 0.002 (7)  $23.35     9.53% (2)(4)   $   57,388      1.26% (1)     1.26% (1)
12/31/03                            0.001 (7)   22.27    51.62 (4)            3,047      1.45          1.50
12/31/02                            0.001 (7)   14.85   (14.80) (4)             777      1.45          1.52
12/31/01                               --       17.43    (9.83) (4)             246      1.45          1.50
12/31/00                               --       19.62     6.46 (4)               50      1.45          1.47
03/05/99 (3) to 12/31/99               --       23.99    48.98 (2)(4)            28      1.49 (1)      1.50 (1)

                                RATIO OF NET
                                 INVESTMENT
                                   INCOME
                                     TO        PORTFOLIO
                                 AVERAGE NET   TURNOVER
                                   ASSETS        RATE
========================================================
------------------------------
INTERNATIONAL FUND (CONTINUED)
------------------------------
A SHARES
01/01/04 to 06/30/04 (9)            1.90% (1)    10.74%
12/31/03                            0.27         35.15
12/31/02                            0.71         22.38
12/31/01                            0.18         38.32
12/31/00                            0.57         76.86
03/05/99 (3) to 12/31/99            0.56 (1)     48.49

B SHARES
01/01/03 to 05/30/03 (8)            2.50% (1)    18.70%
12/31/02                           (0.97)        22.38
07/23/01 (3) to 12/31/01           (1.10) (1)    38.32

--------------------------------
SMALL-CAP AGGRESSIVE GROWTH FUND
--------------------------------
INSTITUTIONAL SHARES
01/01/04 to 06/30/04 (9)           (0.48)% (1)   51.22%
12/31/03                           (0.48)       124.27
12/31/02                           (0.38)       107.48
01/09/01 (3) to 12/31/01           (0.15) (1)    59.94 (1)

B SHARES
01/01/03 to 05/30/03 (8)           (1.41)% (1)   61.84%
12/31/02                           (1.25)       107.48
12/20/01 (3) to 12/31/01           (1.62) (1)    59.94 (1)

--------------------------
SMALL-CAP OPPORTUNITY FUND
--------------------------
INSTITUTIONAL SHARES
01/01/04 to 06/30/04 (9)            0.06% (1)    29.67%
12/31/03                           (0.13)        83.34
12/31/02                           (0.51)        76.97
12/31/01                           (0.67)        85.04
12/31/00                           (0.70)        86.88
12/31/99                           (0.50)        59.99

N SHARES
01/01/04 to 06/30/04 (9)           (0.19)% (1)   29.67%
12/31/03                           (0.32)        83.34
12/31/02                           (0.76)        76.97
12/31/01                           (0.92)        85.04
12/31/00                           (0.95)        86.88
12/31/99                           (0.75)        59.99

A SHARES
01/01/04 to 06/30/04 (9)           (0.14)% (1)   29.67%
12/31/03                           (0.30)        83.34
12/31/02                           (0.76)        76.97
12/31/01                           (0.92)        85.04
12/31/00                           (0.95)        86.88
03/05/99 (3) to 12/31/99           (0.79) (1)    59.99


                       See Notes to Financial Statements.

104 & 105

                              HARRIS INSIGHT FUNDS
                        FINANCIAL HIGHLIGHTS (CONTINUED)
                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                   NET                      NET
                                  ASSET                REALIZED AND      TOTAL    DISTRIBUTIONS   DISTRIBUTIONS
                                  VALUE        NET      UNREALIZED       FROM       FROM NET        FROM NET
                                BEGINNING  INVESTMENT   GAIN/(LOSS)   INVESTMENT   INVESTMENT       REALIZED         TOTAL
                                OF PERIOD    INCOME   ON INVESTMENTS  OPERATIONS     INCOME           GAINS      DISTRIBUTIONS
=================================================================================================================================
--------------------------------------
SMALL-CAP OPPORTUNITY FUND (CONTINUED)
--------------------------------------
B SHARES
01/01/04 to 06/30/04 (9)          $21.86    $(0.094)     $ 2.045       $ 1.951      $    --          $(1.002)       $(1.002)
12/31/03                           14.69     (0.195)       7.602         7.407           --           (0.238)        (0.238)
12/31/02                           17.37     (0.230)      (2.451)       (2.681)          --               --             --
06/25/01 (3) to 12/31/01           18.32     (0.138)      (0.543)       (0.681)          --           (0.269)        (0.269)

--------------------
SMALL-CAP VALUE FUND
--------------------
INSTITUTIONAL SHARES
01/01/04 to 06/30/04 (9)          $45.10    $ 0.157      $ 4.224       $ 4.381      $(0.005)         $(1.158)       $(1.163)
12/31/03                           31.79      0.408       13.260        13.668       (0.360)              --         (0.360)
12/31/02                           36.88      0.154       (4.814)       (4.660)      (0.131)          (0.306)        (0.437)
12/31/01                           37.35      0.117        1.931         2.048       (0.117)          (2.401)        (2.518)
12/31/00                           30.29      0.031        9.854         9.885       (0.030)          (2.795)        (2.825)
12/31/99                           30.69      0.124        0.015         0.139       (0.122)          (0.417)        (0.539)

N SHARES
01/01/04 to 06/30/04 (9)          $44.99    $ 0.097      $ 4.202       $ 4.299      $(0.004)         $(1.158)       $(1.162)
12/31/03                           31.73      0.279       13.257        13.536       (0.278)              --         (0.278)
12/31/02                           36.81      0.059       (4.791)       (4.732)      (0.048)          (0.306)        (0.354)
12/31/01                           37.28      0.037        1.931         1.968       (0.037)          (2.401)        (2.438)
12/31/00                           30.28      0.001        9.794         9.795           --           (2.795)        (2.795)
12/31/99                           30.69      0.031        0.029         0.060       (0.053)          (0.417)        (0.470)

A SHARES
01/01/04 to 06/30/04 (9)          $44.92    $ 0.108      $ 4.201       $ 4.309      $(0.004)         $(1.158)       $(1.162)
12/31/03                           31.69      0.271       13.243        13.514       (0.286)              --         (0.286)
12/31/02                           36.78      0.042       (4.767)       (4.725)      (0.064)          (0.306)        (0.370)
12/31/01                           37.28      0.049        1.901         1.950       (0.049)          (2.401)        (2.450)
12/31/00                           30.28      0.001        9.794         9.795           --           (2.795)        (2.795)
08/18/99 (3) to 12/31/99           29.09      0.008        1.368         1.376       (0.051)          (0.135)        (0.186)

B SHARES
01/01/04 to 06/30/04 (9)          $44.48    $(0.065)     $ 4.145       $ 4.080      $(0.004)         $(1.158)       $(1.162)
12/31/03                           31.43      0.099       12.985        13.084       (0.036)              --         (0.036)
12/31/02                           36.69     (0.200)      (4.760)       (4.960)          --           (0.306)        (0.306)
05/31/01 (3) to 12/31/01           40.77     (0.087)      (1.592)       (1.679)          --           (2.401)        (2.401)

                                                                                                     RATIO OF
                                REDEMPTION       NET                        NET                      EXPENSES
                                   FEES         ASSET                     ASSETS       RATIO OF     TO AVERAGE
                                 ADDED TO       VALUE                     END OF      EXPENSES TO   NET ASSETS
                                  PAID-IN      END OF     TOTAL           PERIOD      AVERAGE NET   (EXCLUDING
                                  CAPITAL      PERIOD    RETURN            (000)        ASSETS       WAIVERS)
==================================================================================================================
--------------------------------------
SMALL-CAP OPPORTUNITY FUND (CONTINUED)
--------------------------------------
B SHARES
01/01/04 to 06/30/04 (9)          $0.001 (7)   $22.81     9.11% (2)(5)   $      636      2.01% (1)     2.01% (1)
12/31/03                           0.001 (7)    21.86    50.48 (5)              506      2.20          2.25
12/31/02                           0.001 (7)    14.69   (15.43) (5)             237      2.20          2.27
06/25/01 (3) to 12/31/01              --        17.37    (3.77) (2)(5)           41      2.20 (1)      2.25 (1)

--------------------
SMALL-CAP VALUE FUND
--------------------
INSTITUTIONAL SHARES
01/01/04 to 06/30/04 (9)          $0.002 (7)   $48.32     9.80% (2)      $  318,842      0.92% (1)     0.93% (1)
12/31/03                           0.002 (7)    45.10    43.04              308,693      0.95          0.99
12/31/02                           0.007 (7)    31.79   (12.76)             216,922      0.99          1.09
12/31/01                              --        36.88     5.57              248,031      0.99          1.08
12/31/00                              --        37.35    34.45              149,791      0.99          1.08
12/31/99                              --        30.29     0.49              115,544      0.99          1.04

N SHARES
01/01/04 to 06/30/04 (9)          $0.003 (7)   $48.13     9.65% (2)      $    9,494      1.17% (1)     1.18% (1)
12/31/03                           0.002 (7)    44.99    42.70                7,702      1.20          1.24
12/31/02                           0.006 (7)    31.73   (12.98)               4,414      1.24          1.34
12/31/01                              --        36.81     5.36                3,477      1.24          1.33
12/31/00                              --        37.28    34.15                1,247      1.24          1.33
12/31/99                              --        30.28     0.22                  743      1.24          1.29

A SHARES
01/01/04 to 06/30/04 (9)          $0.003 (7)   $48.07     9.68% (2)(4)   $    2,020      1.17% (1)     1.18% (1)
12/31/03                           0.002 (7)    44.92    42.68 (4)            1,557      1.20          1.24
12/31/02                           0.005 (7)    31.69   (12.98) (4)             669      1.24          1.34
12/31/01                              --        36.78     5.31 (4)              341      1.24          1.33
12/31/00                              --        37.28    34.15 (4)               61      1.24          1.33
08/18/99 (3) to 12/31/99              --        30.28     4.77 (2)(4)            12      1.24 (1)      1.29 (1)

B SHARES
01/01/04 to 06/30/04 (9)          $0.002 (7)   $47.40     9.26% (2)(5)     $  1,101      1.92% (1)     1.93% (1)
12/31/03                           0.002 (7)    44.48    41.64 (5)              979      1.95          1.99
12/31/02                           0.006 (7)    31.43   (13.65) (5)             466      1.99          2.09
05/31/01 (3) to 12/31/01              --        36.69    (4.06) (2)(5)          302      1.99 (1)      2.08 (1)

                                RATIO OF NET
                                 INVESTMENT
                                   INCOME
                                     TO        PORTFOLIO
                                 AVERAGE NET   TURNOVER
                                   ASSETS        RATE
========================================================
--------------------------------------
SMALL-CAP OPPORTUNITY FUND (CONTINUED)
--------------------------------------
B SHARES
01/01/04 to 06/30/04 (9)           (0.94)% (1)   29.67%
12/31/03                           (1.09)        83.34
12/31/02                           (1.47)        76.97
06/25/01 (3) to 12/31/01           (1.67) (1)    85.04

--------------------
SMALL-CAP VALUE FUND
--------------------
INSTITUTIONAL SHARES
01/01/04 to 06/30/04 (9)            0.66% (1)    42.74%
12/31/03                            1.08        106.69
12/31/02                            0.43        134.99
12/31/01                            0.36         80.85
12/31/00                            0.10         80.97
12/31/99                            0.37         70.84

N SHARES
01/01/04 to 06/30/04 (9)            0.41% (1)    42.74%
12/31/03                            0.83        106.69
12/31/02                            0.18        134.99
12/31/01                            0.11         80.85
12/31/00                           (0.15)        80.97
12/31/99                            0.12         70.84

A SHARES
01/01/04 to 06/30/04 (9)            0.41% (1)    42.74%
12/31/03                            0.83        106.69
12/31/02                            0.18        134.99
12/31/01                            0.11         80.85
12/31/00                           (0.15)        80.97
08/18/99 (3) to 12/31/99            0.12  (1)    70.84

B SHARES
01/01/04 to 06/30/04 (9)           (0.34)% (1)   42.74%
12/31/03                            0.08        106.69
12/31/02                           (0.57)       134.99
05/31/01 (3) to 12/31/01           (0.64) (1)    80.85

(1) Annualized.
(2) Total returns for periods of less than one year are not annualized.
(3) Date commenced operations.
(4) Sales load is not reflected in total return.
(5) Contingent deferred sales load is not reflected in total return.
(6) Not meaningful given short period.
(7) Fund assesses a redemption fee in the amount of 2.00% on redemptions of shares that have been held 90 days or less (30 days or less, effective June 4, 2004) from time of purchase. Fees collected are retained by the Fund for the benefit of the remaining shareholders.
(8) Date ceased operations.
(9) Unaudited.

                       See Notes to Financial Statements.

106 & 107

                              HARRIS INSIGHT FUNDS
                          NOTES TO FINANCIAL STATEMENTS
                            JUNE 30, 2004 (UNAUDITED)

1.   ORGANIZATION

     Harris Insight Funds Trust (the "Trust") was organized as a business trust under the laws of The Commonwealth of Massachusetts on December 6, 1995. The Trust is an open-end management investment company and currently offers nineteen diversified investment portfolios. The portfolios of the Trust are each referred to as a "Fund" and, collectively, as the "Funds" and are as follows:

            MONEY MARKET FUNDS:
            Harris Insight Government Money Market Fund ("Government Money
              Market Fund")
            Harris Insight Money Market Fund ("Money Market Fund")
            Harris Insight Tax-Exempt Money Market Fund ("Tax-Exempt Money
              Market Fund")

            FIXED INCOME FUNDS:
            Harris Insight Bond Fund ("Bond Fund")
            Harris Insight High Yield Bond Fund ("High Yield Bond Fund")
            Harris Insight Intermediate Government Bond Fund ("Intermediate
              Government Bond Fund")
            Harris Insight Intermediate Tax-Exempt Bond Fund ("Intermediate
              Tax-Exempt Bond Fund")
            Harris Insight Short/Intermediate Bond Fund ("Short/Intermediate
              Bond Fund")
            Harris Insight Tax-Exempt Bond Fund ("Tax-Exempt Bond Fund")
            Harris Insight Ultra Short Duration Bond Fund ("Ultra Short Duration
              Bond Fund")


            EQUITY FUNDS:
            Harris Insight Balanced Fund ("Balanced Fund")
            Harris Insight Core Equity Fund ("Core Equity Fund")
            Harris Insight Emerging Markets Fund ("Emerging Markets Fund") Harris Insight Equity Fund ("Equity Fund")
            Harris Insight Index Fund ("Index Fund")
            Harris Insight International Fund ("International Fund")
            Harris Insight Small-Cap Aggressive Growth Fund ("Small-Cap
              Aggressive Growth Fund")
            Harris Insight Small-Cap Opportunity Fund ("Small-Cap Opportunity
              Fund")
            Harris Insight Small-Cap Value Fund ("Small-Cap Value Fund")

     The Trust offers six classes of shares: A shares, N shares, B shares, Service shares, Exchange shares, and Institutional shares. Institutional shares are offered by each Fund. A shares are offered by each Fund, except for each of the Money Market Funds, the Ultra Short Duration Bond Fund, the Index Fund, and the Small-Cap Aggressive Growth Fund. N shares are offered by each Fund, except for the Ultra Short Duration Bond Fund and the Small-Cap Aggressive Growth Fund. B shares are offered by each Fund, except for the Government Money Market Fund, the Tax-Exempt Money Market Fund, the High Yield Bond Fund, the Ultra Short Duration Bond Fund, the Emerging Markets Fund, the International Fund, and the Small-Cap Aggressive Growth Fund. (Effective May 28, 2004, the B shares are closed to new investment, including by current shareholders.) Service shares are offered only by each of the Money Market Funds. Exchange shares are offered only by the Money Market Fund. Shares of all classes of a Fund have equal voting rights except on class-specific matters. Investment income, realized and unrealized gains and losses and certain fund-level expenses are borne PRO RATA on the basis of relative net assets of all classes, except that each class bears any expenses unique to that class. N shares, A shares, B shares, Service shares, and Exchange shares are subject to certain service organization/agent fees as described in Note 4. A shares are sold subject to a sales load and B Shares are subject to a contingent deferred sales charge (CDSC) (Note 5). Institutional shares are not subject to service organization/agent fees or sales loads.

                              HARRIS INSIGHT FUNDS
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                            JUNE 30, 2004 (UNAUDITED)


2.   SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies used by the Funds in the preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     (A) SECURITY VALUATION -- Equity securities, other than securities for which the primary market is the National Association of Securities Dealers' Automatic Quotation System ("NASDAQ"), are valued at the last sales price on the primary market where traded as of the close of regular trading on the New York Stock Exchange (which is currently 4:00 P.M., Eastern time). In the absence of any sale on the valuation date, the securities are valued at the closing bid price. A security for which the primary market is the NASDAQ will be valued at the NASDAQ Official Closing Price as defined by the NASDAQ, or, in the absence of any reported Official Closing Price on the valuation date, the last reported sales price, or, in the absence of any sale on the valuation date, at closing price. Securities traded only on the over-the-counter markets are valued at the closing over-the-counter bid prices. Debt obligations and fixed-income securities, including asset-backed and mortgage-backed securities (but not including securities with remaining maturities of 60 days or less or securities held by the Money Market Funds), are valued at the mean of the last bid and asked prices. In the event that market prices are not readily available, or where last sale prices are considered not to reflect values as of the valuation time (e.g., from foreign markets), securities are valued at fair value as determined in good faith by or under the direction of the Board of Trustees. Debt obligations with remaining maturities of 60 days or less and securities held by the Money Market Funds are valued at amortized cost.

     Standards for Fair Value Determinations -- As a general principle, a "fair value" of a security is the amount that a Fund may reasonably expect to realize upon its current sale. There is no single standard for determining a fair value of a security. The Board or its designee, as the case may be, shall take into account all of the relevant factors and surrounding circumstances, including, but not limited to: (i) the nature and pricing history (if any) of the security;
(ii) whether any dealer quotations for the security are available; (iii) possible valuation methodologies that could be used to determine the fair value of the security; (iv) the recommendation of the portfolio manager of the Fund with respect to the valuation of the security; (v) whether the same or similar securities are held by other funds managed by Harris Investment Management or other funds and the method used to price the security in those funds; (vi) the extent to which the fair value to be determined for the security will result from the use of data or formula produced by third parties independent of Harris Investment Management; and (vii) the liquidity or illiquidity of the market for the security.

     Each of the Money Market Funds values its investments using the amortized cost method as permitted by Rule 2a-7 of the Investment Company Act of 1940, which involves initially valuing investments at cost and thereafter assuming a constant amortization to maturity of any premium or discount. This method approximates market value.

     (B) FOREIGN CURRENCY TRANSLATION -- The books and records of the International Fund and the Emerging Markets Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:


         (i) market value of investment securities, other assets and liabilities at the current rate of exchange on the valuation date; and


         (ii) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

                              HARRIS INSIGHT FUNDS
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                            JUNE 30, 2004 (UNAUDITED)


     The International Fund and the Emerging Markets Fund do not isolate that portion of gains and losses on investments in securities which is due to changes in the foreign exchange rates from that which is due to changes in the market prices of such securities. The International Fund and the Emerging Markets Fund report gains and losses on foreign currency-related transactions as realized and unrealized gains and losses for financial reporting purposes, whereas such gains and losses, to the extent realized, are treated as ordinary income or loss for federal income tax purposes.

     (C) FEDERAL INCOME TAXES -- Each Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its net investment income and net realized capital gains to shareholders. Accordingly, no provision for federal income tax is required.

     (D) DISTRIBUTIONS -- Each of the Funds declares dividends from net investment income. Dividends from the Money Market Funds and the Fixed Income Funds are declared daily and paid monthly. Dividends from the Balanced Fund, Equity Fund, and Index Fund are declared and paid quarterly. Dividends from the Core Equity Fund, Emerging Markets Fund, International Fund, Small-Cap Aggressive Growth Fund, Small-Cap Opportunity Fund, and Small-Cap Value Fund are declared and paid annually. Each Fund's net realized capital gains, if any, are distributed at least annually. Distributions to shareholders are recorded on the ex-dividend dates.

     The amounts of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from those amounts determined under generally accepted
accounting   principles  in  the  United  States  of  America.   These  book/tax
differences are either temporary or permanent in nature. To the extent these differences are permanent, they are reclassified within the capital accounts to conform to their tax treatment in the period in which the difference arises.

     (E) FUTURES CONTRACTS -- The Funds may seek to hedge all or a portion of their investments through the use of securities index and other financial futures contracts. The Index Fund may maintain Standard & Poor's 500 Index(R) futures contracts to simulate full investment in that index while retaining a cash position for fund management purposes, to facilitate trading or to reduce transaction costs. Upon entering into a futures contract, a Fund is required to deposit an amount ("initial margin") equal to a certain percentage of the contract value. Subsequent payments ("variation margin") are made or received by the Fund each day, reflecting the daily change in the value of the contracts and are recorded as an unrealized gain or loss. When the contract is closed, the Fund will recognize a realized gain or loss.

     Futures contracts are subject to the risk associated with the imperfect correlation between movements in the price of the futures contract and the price of the securities being hedged. The risk of imperfect correlation increases with respect to securities index futures as the composition of the Fund's portfolio diverges from composition of the index underlying such index futures. In addition, there is no assurance that a liquid secondary market will exist at the time the Fund elects to close out a futures position.

     (F) ALLOCATION OF EXPENSES -- Expenses which have not been directly charged to a specific Fund are generally allocated among the Funds primarily on the basis of relative net assets. Expenses relating to a particular class of shares of a Fund are charged to that class. Non-class specific expenses of a Fund are allocated among the classes of shares of the Fund based upon the relative net assets of the classes.

     (G) DOLLAR ROLLS -- A Fund may enter into mortgage dollar rolls in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. During the roll period the Fund forgoes principal and interest paid on the securities. The Fund is compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date.

                              HARRIS INSIGHT FUNDS
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                            JUNE 30, 2004 (UNAUDITED)


     (H) REPURCHASE AGREEMENTS -- Certain Funds invest in repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until maturity of the repurchase agreements. Provisions of the repurchase agreements require that the market value of the collateral, including accrued interest thereon, be sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines, or if the counterparty enters an insolvency proceeding, realization on the collateral by the Fund may be delayed or limited.

     (I) SECURITIES LENDING -- Each Fund may participate in a securities-lending program with certain counterparties whereby a Fund may loan securities to an organization that provides collateral. The lending Fund continues to own the loaned securities and the securities remain in the investment portfolio. However, in the event of default or bankruptcy by the counterparty to the agreement, realization on and/or retention of the collateral may be subject to legal proceedings.

     (J) OTHER -- Investment transactions are recorded on trade date. The cost of investments sold and the related gain or loss is determined by use of the first in first out (FIFO) method for both financial reporting and federal income tax purposes. Interest income, including the amortization of discount or premium, is recorded as earned. Discounts and premiums on securities purchased are amortized over the lives of the respective securities using the effective-yield method for non-Money Market Funds and the straight-line method for the Money Market Funds. Dividend income is recorded on the ex-dividend date.

3.   ADVISORY, ADMINISTRATION AND DISTRIBUTION ARRANGEMENTS

     The Trust retains Harris Investment Management ("HIM") as investment adviser (the "Adviser") for each Fund, pursuant to an advisory contract for each Fund. As Adviser, HIM is entitled to receive fees payable monthly, based upon the average daily net asset value of each Fund, at the following annual rates:

     Each Money Market Fund               0.14% of the first $100 million of net
                                          assets and 0.10% of net assets over
                                          $100 million
     Bond Fund                            0.65%
     High Yield Bond Fund                 0.45%
     Intermediate Government Bond Fund    0.45%
     Intermediate Tax-Exempt Bond Fund    0.45%
     Short/Intermediate Bond Fund         0.70%
     Tax-Exempt Bond Fund                 0.45%
     Ultra Short Duration Bond Fund       0.20%
     Balanced Fund                        0.50%
     Core Equity Fund                     0.70%
     Emerging Markets Fund                1.25%
     Equity Fund                          0.70%
     Index Fund                           0.20%
     International Fund                   1.05%
     Small-Cap Aggressive Growth Fund     0.75%
     Small-Cap Opportunity Fund           0.75%
     Small-Cap Value Fund                 0.70%

                              HARRIS INSIGHT FUNDS
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                            JUNE 30, 2004 (UNAUDITED)


     HIM may, at its discretion, voluntarily waive all or any portion of its advisory fee for any Fund. For the period ended June 30, 2004, advisory fees and waivers for certain Funds were as follows:

                                                                GROSS                               NET
                                                            ADVISORY FEE         WAIVER        ADVISORY FEE
                                                            ------------        --------       ------------
     Bond Fund ..........................................    $  416,399         $207,142        $  209,257
     High Yield Bond Fund ...............................       145,551           25,897           119,654
     Intermediate Government Bond Fund ..................       188,337          119,801            68,536
     Intermediate Tax-Exempt Bond Fund ..................       549,308          305,171           244,137
     Short/Intermediate Bond Fund .......................     1,013,222          467,691           545,531
     Tax-Exempt Bond Fund ...............................       253,638          140,910           112,728
     Ultra Short Duration Bond Fund .....................         8,338            4,698             3,640
     Balanced Fund ......................................       152,357            6,383           145,974
     Core Equity Fund ...................................       485,705            8,610           477,095
     Small-Cap Aggressive Growth Fund ...................        30,258           15,509            14,749
     Small-Cap Opportunity Fund .........................     2,199,262            3,685         2,195,577

     There were no advisory fee waivers for the other Funds.

     For the period ended June 30, 2004, HIM also reimbursed expenses of $153 for the Ultra Short Duration Bond Fund.

     HIM has entered into Investment Sub-Advisory Agreements with Hansberger Global Investors, Inc. ("Hansberger") with respect to the International Fund and the Emerging Markets Fund. Pursuant to those agreements, Hansberger selects and manages the securities in which those Funds invest. Hansberger, as sub-adviser, receives a fee directly from HIM and not from the Funds.

     HIM has also entered into an Investment Sub-Advisory Agreement with HIM Monegy, Inc. ("Monegy"), a wholly-owned subsidiary of HIM, with respect to the High Yield Bond Fund. Pursuant to the agreement, Monegy selects and manages the securities in which the Fund invests. Monegy, as sub-adviser, receives a fee directly from HIM and not from the Funds.

     The Trust has an Administration Agreement with Harris Trust and Savings Bank ("Harris Trust" or the "Administrator"). In this capacity, the Administrator generally assists the Funds in all aspects of their administration and operation. The Administrator has entered into Sub-Administration and Accounting Services Agreements with PFPC Inc. ("PFPC"), pursuant to which PFPC performs certain administrative services for the Funds. Under these Agreements, the Administrator compensates PFPC for providing such services. The Administrator also serves as the transfer and dividend disbursing agent of the Funds (the "Transfer Agent"). The Administrator has entered into a Sub-Transfer Agency Services Agreement with PFPC (the "Sub-Transfer Agent"), pursuant to which the Sub-Transfer Agent performs certain transfer agency and dividend disbursing agency services. The Administrator compensates the Sub-Transfer Agent for providing such services. PFPC Trust Co. (the "Custodian") serves as the Custodian of the assets of the Funds. As compensation for their services, the Administrator and the Transfer Agent are entitled to receive from the Trust a fee based on the aggregate average daily net assets of the Trust, payable monthly at an aggregate annual rate of 0.1665% of the first $300 million of average daily net assets; 0.1465% of the next $300 million of average daily net assets; and 0.1265% of average daily net assets in excess of $600 million. Certain employees of Harris Trust and PFPC are officers of the Funds.

     PFPC Distributors, Inc. (the "Distributor") provides distribution services in connection with sales of shares of the Funds. No compensation is payable by the Funds to the Distributor for its distribution services.

                              HARRIS INSIGHT FUNDS
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                            JUNE 30, 2004 (UNAUDITED)


     During the period ended June 30, 2004, Harris Trust received $5,714,940 in fees (net of waivers of $3,133,991) from the Funds for services as Administrator and Transfer Agent, of which Harris Trust paid to PFPC $2,013,156 in fees for services rendered under the agreements described above. In addition, PFPC and PFPC Trust Co. received $1,231,007 in fees and expenses (net of waivers of $120,680) from the Funds for other transfer agency, custodian, and administrative and accounting services.

4.   SERVICE PLANS

     Shares of all classes of a Fund represent equal PRO RATA interests in such Fund except that each class bears different expenses, which reflect the differences in the charges for the different services provided to them. The following tables provide a list of the Funds included in this report along with a summary of fees paid pursuant to their respective class-specific fee arrangements under the Funds' Service and Distribution Plans (the "Plans"). Fees are calculated as a percentage (on an annualized basis) of average daily net asset values of the respective classes.


     SHAREHOLDER SERVICE FEES:

     NON-MONEY MARKET FUNDS
                                                        N SHARES        B SHARES
                                                         (0.25%)         (0.25%)
                                                        --------        --------
     Bond Fund .......................................  $ 5,584          $  558
     High Yield Bond Fund ............................      104              --
     Intermediate Government Bond Fund ...............   21,009           1,460
     Intermediate Tax-Exempt Bond Fund ...............   10,187             918
     Short/Intermediate Bond Fund ....................   11,366           1,254
     Tax-Exempt Bond Fund ............................   31,953           1,395
     Balanced Fund ...................................    3,211             596
     Core Equity Fund ................................    5,515             170
     Emerging Markets Fund ...........................    2,239              --
     Equity Fund .....................................   15,243             610
     Index Fund ......................................   24,592             512
     International Fund ..............................    2,243              --
     Small-Cap Opportunity Fund ......................   79,391             707
     Small-Cap Value Fund ............................   10,525           1,307

     MONEY MARKET FUNDS

                                                         N SHARES     B SHARES      EXCHANGE SHARES    SERVICE SHARES
                                                          (0.25%)      (0.25%)          (0.05%)            (0.25%)
                                                        ----------    --------      ---------------    --------------
     Government Money Market Fund ...................   $  408,092                                       $1,414,419
     Money Market Fund ..............................    1,523,654       $44            $71,791*          2,589,024
     Tax-Exempt Money Market Fund ...................      275,119                                          230,218

     *Net of waivers of $93,373.

                              HARRIS INSIGHT FUNDS
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                            JUNE 30, 2004 (UNAUDITED)


     RULE 12B-1 FEES (DISTRIBUTION FEES PURSUANT TO RULE 12B-1 UNDER THE 1940 ACT):

     NON-MONEY MARKET FUNDS
                                                          A SHARES     B SHARES
                                                           (0.25%)      (0.75%)
                                                          --------     --------
     Bond Fund ........................................    $  728       $1,675
     High Yield Bond Fund .............................        63           --
     Intermediate Government Bond Fund ................     2,913        4,380
     Intermediate Tax-Exempt Bond Fund ................     2,430        2,753
     Short/Intermediate Bond Fund .....................     5,520        3,760
     Tax-Exempt Bond Fund .............................     3,962        4,184
     Balanced Fund ....................................       667        1,787
     Core Equity Fund .................................       659          511
     Emerging Markets Fund ............................       442           --
     Equity Fund ......................................       420        1,829
     Index Fund .......................................        --        1,536
     International Fund ...............................        86           --
     Small-Cap Opportunity Fund .......................    10,521        2,122
     Small-Cap Value Fund .............................     2,177        3,921

     MONEY MARKET FUNDS

                                                           N SHARES     B SHARES     SERVICE SHARES
                                                            (0.10%)      (0.75%)         (0.15%)
                                                           --------     --------     --------------
     Government Money Market Fund ......................   $163,236                     $  848,652
     Money Market Fund .................................    609,462         $84*         1,553,414
     Tax-Exempt Money Market Fund ......................    110,048                        138,130

     *Net of waivers of $48.

     For the period ended June 30, 2004, Harris Trust received $2,724,905 in fees for services rendered under the terms of the service plans described above.

     The Service shares class of each of the Money Market Funds may pay Program Service fees to financial institutions to provide check-writing, debit or credit card bill payment, and other auxiliary services to participants in a cash management program, at a rate of up to 0.50% (0.35%, effective June 1, 2004), on an annualized basis, of the average daily net assets attributable to Service shares. For the period ended June 30, 2004, fees paid under the Program were $1,430,178, $2,614,156, and $181,352 (net of voluntary waivers of $1,257,791,
$2,335,262 and $255,220) for the Service shares of the Government Money Market Fund, Money Market Fund, and Tax-Exempt Money Market Fund, respectively.

5.   SALES CHARGES

     Class A shares of each Fund that offers A shares are sold at a public offering price which is equal to the current net asset value of such shares with a maximum front-end sales load of 5.50% for the Equity Funds, 4.50% for the Bond Fund, High Yield Bond Fund, and Tax-Exempt Bond Fund, and 3.50% for the
Intermediate Government Bond Fund, Intermediate Tax-Exempt Bond Fund, and Short/Intermediate Bond Fund. B shares are sold without any front-end sales charge. However, B shares that are redeemed within six years after purchase are subject to a maximum contingent deferred sales charge (CDSC) of 5.00%.

                              HARRIS INSIGHT FUNDS
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                            JUNE 30, 2004 (UNAUDITED)


6.   CAPITAL SHARES

     Since the Money Market Funds have sold and redeemed shares only at a constant net asset value of $1.00 per share, the number of shares represented by such sales and redemptions is the same as the amounts shown below for such transactions.

                                                                      MONEY MARKET FUNDS
                                        ------------------------------------------------------------------------
                                           GOVERNMENT MONEY MARKET FUND                 MONEY MARKET FUND
                                        ---------------------------------    -----------------------------------
                                          SIX MONTHS           YEAR             SIX MONTHS            YEAR
                                             ENDED             ENDED               ENDED              ENDED
                                           06/30/04          12/31/03            06/30/04           12/31/03
                                        ---------------   ---------------    ----------------   ----------------
                                          (UNAUDITED)                           (UNAUDITED)
AMOUNT
------
INSTITUTIONAL SHARES:
Sold .................................  $   714,984,546   $ 1,361,479,489    $ 11,440,739,587   $ 21,422,067,258
Issued as reinvestment of dividends ..          491,904           267,228           4,099,019         12,703,696
Redeemed .............................     (581,042,778)   (1,373,394,988)    (11,723,139,914)   (22,554,822,580)
                                        ---------------   ---------------    ----------------   ----------------
Net increase/(decrease) ..............  $   134,433,672   $   (11,648,271)   $   (278,301,308)  $ (1,120,051,626)
                                        ===============   ===============    ================   ================
N SHARES:
Sold .................................  $   897,398,103   $ 2,032,634,666    $  1,887,434,705   $  3,967,152,198
Issued as reinvestment of dividends ..          876,093         1,925,957           3,628,434          8,969,044
Redeemed .............................   (1,006,254,405)   (1,962,375,482)    (2,007,408,937)     (3,972,251,455)
                                        ---------------   ---------------    ----------------   ----------------
Net increase/(decrease) ..............  $  (107,980,209)  $    72,185,141    $   (116,345,798)  $      3,869,787
                                        ===============   ===============    ================   ================
B SHARES:
Sold .................................                                       $             --   $         44,067
Issued as reinvestment of dividends ..                                                     46                 52
Redeemed .............................                                                (27,285)           (14,291)
                                                                             ----------------   ----------------
Net increase/(decrease) ..............                                       $        (27,239)  $         29,828
                                                                             ================   ================
EXCHANGE SHARES:
Sold .................................                                       $  2,162,812,027   $  1,836,736,364
Issued as reinvestment of dividends ..                                              2,315,209          5,936,599
Redeemed .............................                                         (1,377,697,321)    (2,798,562,788)
                                                                             ----------------   ----------------
Net increase/(decrease) ..............                                       $    787,429,915   $   (955,889,825)
                                                                             ================   ================
SERVICE SHARES:
Sold .................................  $   260,162,467   $ 1,172,487,808    $    408,200,714   $  1,536,808,319
Issued as reinvestment of dividends ..        1,553,477         2,014,061           3,438,121          7,329,563
Redeemed .............................     (250,410,006)     (236,797,271)       (748,082,901)      (652,618,134)
                                        ---------------   ---------------    ----------------   ----------------
Net increase/(decrease) ..............  $    11,305,938   $   937,704,598    $   (336,444,066)  $    891,519,748
                                        ===============   ===============    ================   ================

                                                MONEY MARKET FUNDS
                                        ----------------------------------
                                            TAX-EXEMPT MONEY MARKET FUND
                                        ----------------------------------
                                           SIX MONTHS            YEAR
                                              ENDED              ENDED
                                            06/30/04           12/31/03
                                        ---------------    ---------------
                                          (UNAUDITED)
AMOUNT
------
INSTITUTIONAL SHARES:
Sold .................................  $ 2,443,901,586    $ 2,274,388,814
Issued as reinvestment of dividends ..           96,526             38,537
Redeemed .............................   (2,259,583,503)    (2,242,455,811)
                                        ---------------    ---------------
Net increase/(decrease) ..............  $   184,414,609    $    31,971,540
                                        ===============    ===============
N SHARES:
Sold .................................  $   309,417,216    $   559,034,432
Issued as reinvestment of dividends ..          400,437            979,453
Redeemed .............................     (341,571,331)      (532,855,537)
                                        ---------------    ---------------
Net increase/(decrease) ..............  $   (31,753,678)   $    27,158,348
                                        ===============    ===============
B SHARES:
Sold .................................
Issued as reinvestment of dividends ..
Redeemed .............................

Net increase/(decrease) ..............

EXCHANGE SHARES:
Sold .................................
Issued as reinvestment of dividends ..
Redeemed .............................

Net increase/(decrease) ..............

SERVICE SHARES:
Sold .................................  $   142,973,980    $   217,491,515
Issued as reinvestment of dividends ..          202,159            351,611
Redeemed .............................     (132,441,266)      (116,551,359)
                                        ---------------    ---------------
Net increase/(decrease) ..............  $    10,734,873    $   101,291,767
                                        ===============    ===============

                              HARRIS INSIGHT FUNDS
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                            JUNE 30, 2004 (UNAUDITED)

                                                                                        FIXED INCOME FUNDS
                                                               --------------------------------------------------------------
                                                                            BOND                       HIGH YIELD BOND
                                                                            FUND                            FUND
                                                               -----------------------------     ----------------------------
                                                                SIX MONTHS          YEAR          SIX MONTHS         YEAR
                                                                   ENDED            ENDED            ENDED           ENDED
                                                                 06/30/04         12/31/03         06/30/04        12/31/03
                                                               ------------    -------------     ------------    ------------
                                                               (UNAUDITED)                        (UNAUDITED)
AMOUNT
------
INSTITUTIONAL SHARES:
Sold .......................................................   $ 75,433,566    $  23,803,172     $ 23,892,825    $ 52,848,751
Issued as reinvestment of dividends ........................      1,487,594        4,586,905        2,586,222       3,583,074
Redeemed ...................................................    (13,955,145)    (118,208,553)     (21,775,717)    (15,073,126)
                                                               ------------    -------------     ------------    ------------
Net increase/(decrease) ....................................   $ 62,966,015    $ (89,818,476)    $  4,703,330    $ 41,358,699
                                                               ============    =============     ============    ============
N SHARES:
Sold .......................................................   $    374,583    $   1,752,303     $    320,014
Issued as reinvestment of dividends ........................         78,383          191,695            5,704
Redeemed ...................................................       (952,763)      (2,922,799)         (65,148)
                                                               ------------    -------------     ------------
Net increase/(decrease) ....................................   $   (499,797)   $    (978,801)    $    260,570
                                                               ============    =============     ============
A SHARES:
Sold .......................................................   $     13,823    $     209,419     $    180,472
Issued as reinvestment of dividends ........................         12,369           29,072            2,595
Redeemed ...................................................       (167,096)        (339,822)              --
                                                               ------------    -------------     ------------
Net increase/(decrease) ....................................   $   (140,904)   $    (101,331)    $    183,067
                                                               ============    =============     ============
B SHARES:
Sold .......................................................   $     11,160    $     162,632
Issued as reinvestment of dividends ........................          7,455           19,365
Redeemed ...................................................        (17,712)        (216,920)
                                                               ------------    -------------
Net increase/(decrease) ....................................   $        903    $     (34,923)
                                                               ============    =============

==============================================================================================================================
SHARES
------
INSTITUTIONAL SHARES:
Sold .......................................................      7,487,178        2,292,214        1,896,443       4,280,262
Issued as reinvestment of dividends ........................        145,334          443,862          202,963         286,545
Redeemed ...................................................     (1,367,362)     (11,554,783)      (1,740,080)     (1,204,766)
                                                               ------------    -------------     ------------    ------------
Net increase/(decrease) ....................................      6,265,150       (8,818,707)         359,326       3,362,041
                                                               ============    =============     ============    ============
N SHARES:
Sold .......................................................         36,325          169,529           29,927
Issued as reinvestment of dividends ........................          7,653           18,558              457
Redeemed ...................................................        (92,560)        (282,535)          (5,191)
                                                               ------------    -------------     ------------
Net increase/(decrease) ....................................        (48,582)         (94,448)          25,193
                                                               ============    =============     ============
A SHARES:
Sold .......................................................          1,378           20,207           16,504
Issued as reinvestment of dividends ........................          1,208            2,818              207
Redeemed ...................................................        (16,114)         (32,892)              --
                                                               ------------    -------------     ------------
Net increase/(decrease) ....................................        (13,528)          (9,867)          16,711
                                                               ============    =============     ============
B SHARES:
Sold .......................................................          1,091           15,691
Issued as reinvestment of dividends ........................            728            1,876
Redeemed ...................................................         (1,720)         (21,300)
                                                               ------------    -------------
Net increase/(decrease) ....................................             99           (3,733)
                                                               ============    =============

                              HARRIS INSIGHT FUNDS
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                            JUNE 30, 2004 (UNAUDITED)

                                                                            FIXED INCOME FUNDS
                                       -----------------------------------------------------------------------------------------
                                              INTERMEDIATE                  INTERMEDIATE                      SHORT/
                                             GOVERNMENT BOND               TAX-EXEMPT BOND               INTERMEDIATE BOND
                                                  FUND                          FUND                           FUND
                                       ---------------------------   ----------------------------   ----------------------------
                                        SIX MONTHS        YEAR        SIX MONTHS         YEAR        SIX MONTHS         YEAR
                                           ENDED          ENDED          ENDED           ENDED          ENDED           ENDED
                                         06/30/04       12/31/03       06/30/04        12/31/03       06/30/04        12/31/03
                                       ------------   ------------   ------------    ------------   ------------    ------------
                                        (UNAUDITED)                  (UNAUDITED)                    (UNAUDITED)
AMOUNT
------
INSTITUTIONAL SHARES:
Sold ................................. $  7,302,934   $ 24,132,691   $ 13,243,908    $ 61,435,211   $ 17,123,783    $100,545,970
Issued as reinvestment of dividends ..    1,494,669      3,516,134        349,425       1,142,699      1,017,587       1,766,964
Redeemed .............................  (13,708,392)   (35,069,444)   (15,553,962)    (73,751,184)   (22,939,005)    (60,427,238)
                                       ------------   ------------   ------------    ------------   ------------    ------------
Net increase/(decrease) .............. $ (4,910,789)  $ (7,420,619)  $ (1,960,629)   $(11,173,274)  $ (4,797,635)   $ 41,885,696
                                       ============   ============   ============    ============   ============    ============
N SHARES:
Sold ................................. $  2,843,967   $  6,884,418   $  2,473,249    $  7,134,440   $  2,414,766    $  6,045,892
Issued as reinvestment of dividends ..      326,672        834,485        102,255         306,695        122,048         264,197
Redeemed .............................   (4,962,903)    (9,271,575)    (1,728,678)    (10,445,251)    (2,552,230)     (5,846,560)
                                       ------------   ------------   ------------    ------------   ------------    ------------
Net increase/(decrease) .............. $ (1,792,264)  $ (1,552,672)  $    846,826    $ (3,004,116)  $    (15,416)   $    463,529
                                       ============   ============   ============    ============   ============    ============
A SHARES:
Sold ................................. $    100,390   $  1,995,405   $    129,321    $  4,324,208   $    298,195    $  4,687,307
Issued as reinvestment of dividends ..       41,598         91,317         30,850          85,461         54,847         105,361
Redeemed .............................     (289,183)    (1,927,813)      (571,715)     (3,985,095)      (895,400)     (5,006,305)
                                       ------------   ------------   ------------    ------------   ------------    ------------
Net increase/(decrease) .............. $   (147,195)  $    158,909   $   (411,544)   $    424,574   $   (542,358)   $   (213,637)
                                       ============   ============   ============    ============   ============    ============
B SHARES:
Sold ................................. $    253,566   $    745,610   $    129,649    $    440,028   $     28,293    $    761,397
Issued as reinvestment of dividends ..       16,060         40,061          5,833          10,380         12,777          21,669
Redeemed .............................     (273,723)      (499,566)      (111,838)        (25,532)       (47,788)       (147,485)
                                       ------------   ------------   ------------    ------------   ------------    ------------
Net increase/(decrease) .............. $     (4,097)  $    286,105   $     23,644    $    424,876   $     (6,718)   $    635,581
                                       ============   ============   ============    ============   ============    ============

================================================================================================================================
SHARES
------
INSTITUTIONAL SHARES:
Sold .................................      424,266      1,383,505      1,152,788       5,342,379      1,647,045       9,681,782
Issued as reinvestment of dividends ..       88,167        201,879         30,570          99,494         98,375         169,831
Redeemed .............................     (802,730)    (2,007,788)    (1,358,885)     (6,440,861)    (2,216,415)     (5,806,153)
                                       ------------   ------------   ------------    ------------   ------------    ------------
Net increase/(decrease) ..............     (290,297)      (422,404)      (175,527)       (998,988)      (470,995)      4,045,460
                                       ============   ============   ============    ============   ============    ============
N SHARES:
Sold .................................      166,832        391,822        214,020         624,164        232,374         579,218
Issued as reinvestment of dividends ..       19,262         47,909         8,945           26,702         11,802          25,374
Redeemed .............................     (291,116)      (532,897)      (153,536)       (911,626)      (247,354)       (561,744)
                                       ------------   ------------   ------------    ------------   ------------    ------------
Net increase/(decrease) ..............     (105,022)       (93,166)        69,429        (260,760)        (3,178)         42,848
                                       ============   ============   ============    ============   ============    ============
A SHARES:
Sold .................................        5,838        113,644         11,272         378,177         28,521         451,754
Issued as reinvestment of dividends ..        2,455          5,250          2,693           7,444          5,301          10,129
Redeemed .............................      (16,921)      (110,881)       (50,411)       (347,249)       (87,119)       (481,108)
                                       ------------   ------------   ------------    ------------   ------------    ------------
Net increase/(decrease) ..............       (8,628)         8,013        (36,446)         38,372        (53,297)        (19,225)
                                       ============   ============   ============    ============   ============    ============
B SHARES:
Sold .................................       14,561         42,468         11,245          38,336          2,736          73,431
Issued as reinvestment of dividends ..          949          2,301            510             903          1,236           2,083
Redeemed .............................      (16,070)       (28,687)        (9,729)         (2,235)        (4,576)        (14,199)
                                       ------------   ------------   ------------    ------------   ------------    ------------
Net increase/(decrease) ..............         (560)        16,082          2,026          37,004           (604)         61,315
                                       ============   ============   ============    ============   ============    ============

                              HARRIS INSIGHT FUNDS
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                            JUNE 30, 2004 (UNAUDITED)

                                                    FIXED INCOME FUNDS
                                       -------------------------------------------
                                                                      ULTRA SHORT
                                             TAX-EXEMPT BOND         DURATION BOND
                                                   FUND                   FUND
                                       ---------------------------   -------------
                                        SIX MONTHS        YEAR          PERIOD
                                           ENDED          ENDED          ENDED
                                         06/30/04       12/31/03      06/30/04(1)
                                       ------------   ------------    -----------
                                        (UNAUDITED)                   (UNAUDITED)
AMOUNT
------
INSTITUTIONAL SHARES:
Sold ................................. $  2,894,248   $ 14,788,046    $37,737,347
Issued as reinvestment of dividends ..       74,525        160,006         30,554
Redeemed .............................  (10,754,942)   (36,465,643)      (876,827)
                                       ------------   ------------    -----------
Net increase/(decrease) .............. $ (7,786,169)  $(21,517,591)   $36,891,074
                                       ============   ============    ===========
N SHARES:
Sold ................................. $  6,111,398   $ 36,470,363
Issued as reinvestment of dividends ..      457,447        844,226
Redeemed .............................   (7,405,209)   (27,106,626)
                                       ------------   ------------
Net increase/(decrease) .............. $   (836,364)  $ 10,207,963
                                       ============   ============
A SHARES:
Sold ................................. $    427,363   $  3,000,754
Issued as reinvestment of dividends ..       49,924        124,218
Redeemed .............................     (304,010)    (4,336,620)
                                       ------------   ------------
Net increase/(decrease) .............. $    173,277   $ (1,211,648)
                                       ============   ============
B SHARES:
Sold ................................. $     47,150   $    610,742
Issued as reinvestment of dividends ..       15,138         22,521
Redeemed .............................     (193,041)      (146,137)
                                       ------------   ------------
Net increase/(decrease) .............. $   (130,753)  $    487,126
                                       ============   ============

==================================================================================
SHARES
------
INSTITUTIONAL SHARES:
Sold .................................      255,129      1,327,652      3,782,172
Issued as reinvestment of dividends ..        6,661         14,222          3,066
Redeemed .............................     (964,007)    (3,242,066)       (88,021)
                                       ------------   ------------    -----------
Net increase/(decrease) ..............     (702,217)    (1,900,192)     3,697,217
                                       ============   ============    ===========
N SHARES:
Sold .................................      537,921      3,264,633
Issued as reinvestment of dividends ..       40,826         75,059
Redeemed .............................     (668,474)    (2,413,270)
                                       ------------   ------------
Net increase/(decrease) ..............      (89,727)       926,422
                                       ============   ============
A SHARES:
Sold .................................       37,625        267,318
Issued as reinvestment of dividends ..        4,459         11,065
Redeemed .............................      (27,177)      (389,005)
                                       ------------   ------------
Net increase/(decrease) ..............       14,907       (110,622)
                                       ============   ============
B SHARES:
Sold .................................        4,275         54,301
Issued as reinvestment of dividends ..        1,352          2,003
Redeemed .............................      (17,223)       (13,205)
                                       ------------   ------------
Net increase/(decrease) ..............      (11,596)        43,099
                                       ============   ============

  (1) For the period 04/01/04 (commencement of operations) to 06/30/04.

                              HARRIS INSIGHT FUNDS
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                            JUNE 30, 2004 (UNAUDITED)

                                                                                 EQUITY FUNDS
                                       -----------------------------------------------------------------------------------------
                                                   BALANCED                   CORE EQUITY                 EMERGING MARKETS
                                                     FUND                        FUND                           FUND
                                       ---------------------------   ----------------------------   ----------------------------
                                        SIX MONTHS        YEAR        SIX MONTHS         YEAR        SIX MONTHS         YEAR
                                           ENDED          ENDED          ENDED           ENDED          ENDED           ENDED
                                         06/30/04       12/31/03       06/30/04        12/31/03       06/30/04        12/31/03
                                       ------------   ------------   ------------    ------------   ------------    ------------
                                        (UNAUDITED)                  (UNAUDITED)                    (UNAUDITED)
AMOUNT
------
INSTITUTIONAL SHARES:
Sold .................................. $ 5,788,684    $ 9,988,460   $ 12,539,563    $ 28,595,379   $ 51,210,607    $148,543,198
Issued as reinvestment of dividends ...     541,772      1,022,981        613,832         123,720        107,324         262,975
Redeemed ..............................  (5,538,326)    (9,573,597)   (14,440,127)    (28,853,967)   (47,078,399)    (31,229,515)
                                        -----------    -----------   ------------    ------------   ------------    ------------
Net increase/(decrease) ............... $   792,130    $ 1,437,844   $ (1,286,732)   $   (134,868)  $  4,239,532    $117,576,658
                                        ===========    ===========   ============    ============   ============    ============
N SHARES:
Sold .................................. $   664,552    $ 2,271,256   $    352,329    $    799,713   $  1,023,967    $  1,276,830
Issued as reinvestment of dividends ...      20,817         34,945         38,789           6,808          1,388           2,174
Redeemed ..............................    (318,081)    (2,265,996)      (629,413)       (947,385)      (244,803)       (533,781)
                                        -----------    -----------   ------------    ------------   ------------    ------------
Net increase/(decrease) ............... $   367,288    $    40,205   $   (238,295)   $   (140,864)  $    780,552    $    745,223
                                        ===========    ===========   ============    ============   ============    ============
A SHARES:
Sold .................................. $   184,008    $   185,248   $     52,771    $     30,712   $     51,841    $    222,799
Issued as reinvestment of dividends ...       4,774          5,560          5,204             900            455             507
Redeemed ..............................      (7,256)       (59,167)       (53,842)       (180,566)       (69,850)        (74,861)
                                        -----------    -----------   ------------    ------------   ------------    ------------
Net increase/(decrease) ............... $   181,526    $   131,641   $      4,133    $   (148,954)  $    (17,554)   $    148,445
                                        ===========    ===========   ============    ============   ============    ============
B SHARES:
Sold .................................. $   118,672    $   312,108   $     40,691    $     55,683                   $         --
Issued as reinvestment of dividends ...       2,546          2,736          1,407              --                             --
Redeemed ..............................      (6,351)       (17,639)       (25,545)         (4,765)                        (8,904)
                                        -----------    -----------   ------------    ------------                   ------------
Net increase/(decrease) ............... $   114,867    $   297,205   $     16,553    $     50,918                   $     (8,904)
                                        ===========    ===========   ============    ============                   ============

=================================================================================================================================
SHARES
------
INSTITUTIONAL SHARES:
Sold ..................................     422,099        806,987        607,781       1,634,234      4,904,684      18,228,757
Issued as reinvestment of dividends ...      39,745         81,690         30,075           6,264         11,262          27,223
Redeemed ..............................    (404,743)      (774,071)      (701,265)     (1,678,595)    (4,809,698)     (3,912,715)
                                        -----------    -----------   ------------    ------------   ------------    ------------
Net increase/(decrease) ...............      57,101        114,606        (63,409)        (38,097)       106,248      14,343,265
                                        ===========    ===========   ============    ============   ============    ============
N SHARES:
Sold ..................................      48,460        185,620         17,240          45,211         97,950         146,620
Issued as reinvestment of dividends ...       1,528          2,794          1,924             348            147             227
Redeemed ..............................     (23,124)      (183,970)       (30,893)        (54,863)       (24,970)        (60,050)
                                        -----------    -----------   ------------    ------------   ------------    ------------
Net increase/(decrease) ...............      26,864          4,444        (11,729)         (9,304)        73,127          86,797
                                        ===========    ===========   ============    ============   ============    ============
A SHARES:
Sold ..................................      13,455         14,770          2,572           1,819          4,987          27,336
Issued as reinvestment of dividends ...         351            442            258              46             48              53
Redeemed ..............................        (526)        (4,954)        (2,623)        (11,070)        (6,745)         (8,569)
                                        -----------    -----------   ------------    ------------   ------------    ------------
Net increase/(decrease) ...............      13,280         10,258            207          (9,205)        (1,710)         18,820
                                        ===========    ===========   ============    ============   ============    ============
B SHARES:
Sold ..................................       8,669         25,363          2,033           3,195                             --
Issued as reinvestment of dividends ...         188            217             71              --                             --
Redeemed ..............................        (467)        (1,434)        (1,269)           (261)                        (1,250)
                                        -----------    -----------   ------------    ------------                   ------------
Net increase/(decrease) ...............       8,390         24,146            835           2,934                         (1,250)
                                        ===========    ===========   ============    ============                   ============

                              HARRIS INSIGHT FUNDS
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                            JUNE 30, 2004 (UNAUDITED)

                                                                                 EQUITY FUNDS
                                       -----------------------------------------------------------------------------------------
                                                  EQUITY                        INDEX                      INTERNATIONAL
                                                   FUND                         FUND                           FUND
                                       ----------------------------  ----------------------------   ----------------------------
                                        SIX MONTHS        YEAR        SIX MONTHS         YEAR        SIX MONTHS         YEAR
                                           ENDED          ENDED          ENDED           ENDED          ENDED           ENDED
                                         06/30/04       12/31/03       06/30/04        12/31/03       06/30/04        12/31/03
                                       ------------   -------------  ------------    ------------   ------------    ------------
                                        (UNAUDITED)                  (UNAUDITED)                    (UNAUDITED)
AMOUNT
------
INSTITUTIONAL SHARES:
Sold ................................. $ 14,250,381   $  34,695,848  $ 20,964,044   $  54,842,184   $ 23,256,931    $ 37,039,397
Issued as reinvestment of dividends ..      557,273         887,421     4,324,067      15,760,377         72,499       1,280,712
Redeemed .............................  (30,177,249)   (104,465,791)  (41,073,744)   (130,114,818)   (21,654,980)    (57,972,418)
                                       ------------   -------------  ------------   -------------   ------------    ------------
Net increase/(decrease) .............. $(15,369,595)  $ (68,882,522) $(15,785,633)  $ (59,512,257)  $  1,674,450    $(19,652,309)
                                       ============   =============  ============   =============   ============    ============
N SHARES:
Sold ................................. $    606,662   $   4,259,551  $  1,757,535   $   6,581,014   $    433,865    $  1,729,584
Issued as reinvestment of dividends ..       31,248          19,282       333,111       1,171,291            895          11,672
Redeemed .............................   (2,763,635)     (4,413,461)   (4,421,220)     (8,106,912)      (246,265)     (1,796,389)
                                       ------------   -------------  ------------   -------------   ------------    ------------
Net increase/(decrease) .............. $ (2,125,725)  $    (134,628) $ (2,330,574)  $    (354,607)  $    188,495    $    (55,133)
                                       ============   =============  ============   =============   ============    ============
A SHARES:
Sold ................................. $     23,155   $     133,390                                 $     22,805    $  1,176,808
Issued as reinvestment of dividends ..          554             410                                           25             238
Redeemed .............................      (21,735)        (68,989)                                          --      (1,157,514)
                                       ------------   -------------                                 ------------    ------------
Net increase/(decrease) .............. $      1,974   $      64,811                                 $     22,830    $     19,532
                                       ============   =============                                 ============    ============
B SHARES:
Sold ................................. $    273,718   $      47,660  $     61,049   $     159,828                   $      1,000
Issued as reinvestment of dividends ..           --              --         5,018          26,248                             --
Redeemed .............................      (22,032)        (13,319)     (210,420)       (366,343)                       (12,413)
                                       ------------   -------------  ------------   -------------                   ------------
Net increase/(decrease) .............. $    251,686   $      34,341  $   (144,353)  $    (180,267)                  $    (11,413)
                                       ============   =============  ============   =============                   ============

=================================================================================================================================
SHARES
------
INSTITUTIONAL SHARES:
Sold .................................    1,213,511       3,611,471       955,376       2,789,440      1,653,464       3,385,133
Issued as reinvestment of dividends ..       47,558          87,749       200,801         761,976          5,164          98,289
Redeemed .............................   (2,566,985)    (10,226,899)   (1,880,162)     (6,760,531)    (1,542,646)     (5,246,953)
                                       ------------   -------------  ------------   -------------   ------------    ------------
Net increase/(decrease) ..............   (1,305,916)     (6,527,679)     (723,985)     (3,209,115)       115,982      (1,763,531)
                                       ============   =============  ============   =============   ============    ============
N SHARES:
Sold .................................       51,111         437,862        80,271         331,280         30,871         154,323
Issued as reinvestment of dividends ..        2,650           1,992        15,471          56,577             64             894
Redeemed .............................     (235,689)       (470,673)     (202,726)       (420,492)       (17,425)       (160,684)
                                       ------------   -------------  ------------   -------------   ------------    ------------
Net increase/(decrease) ..............     (181,928)        (30,819)     (106,984)        (32,635)        13,510          (5,467)
                                       ============   =============  ============   =============   ============    ============
A SHARES:
Sold .................................        1,936          13,998                                        1,667         110,405
Issued as reinvestment of dividends ..           87              43                                            2              19
Redeemed .............................       (1,866)         (6,732)                                          --        (106,732)
                                       ------------   -------------                                 ------------    ------------
Net increase/(decrease) ..............          157           7,309                                        1,669           3,692
                                       ============   =============                                 ============    ============
B SHARES:
Sold .................................       23,649           4,878         2,798           8,035                            106
Issued as reinvestment of dividends ..           --              --           233           1,270                             --
Redeemed .............................       (1,881)         (1,289)       (9,864)        (18,548)                        (1,204)
                                       ------------   -------------  ------------   -------------                   ------------
Net increase/(decrease) ..............       21,768           3,589        (6,833)         (9,243)                        (1,098)
                                       ============   =============  ============   =============                   ============

                              HARRIS INSIGHT FUNDS
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                            JUNE 30, 2004 (UNAUDITED)

                                                                                 EQUITY FUNDS
                                       -----------------------------------------------------------------------------------------
                                                  SMALL-CAP                    SMALL-CAP                      SMALL-CAP
                                              AGGRESSIVE GROWTH               OPPORTUNITY                       VALUE
                                                     FUND                         FUND                          FUND
                                       ----------------------------  ----------------------------   ----------------------------
                                        SIX MONTHS        YEAR        SIX MONTHS         YEAR        SIX MONTHS         YEAR
                                           ENDED          ENDED          ENDED           ENDED          ENDED           ENDED
                                         06/30/04       12/31/03       06/30/04        12/31/03       06/30/04        12/31/03
                                       ------------   -------------  ------------    ------------   ------------    ------------
                                        (UNAUDITED)                  (UNAUDITED)                    (UNAUDITED)
AMOUNT
------
INSTITUTIONAL SHARES:
Sold .................................  $   612,190    $    692,169  $ 26,469,531   $  97,410,102   $ 21,888,668    $ 88,206,111
Issued as reinvestment of dividends ..           --              --    13,352,051       3,325,696      5,800,164       1,030,950
Redeemed .............................   (2,488,539)     (2,183,413)  (57,792,186)   (111,454,141)   (38,895,455)    (90,590,451)
                                        -----------    ------------  ------------   -------------   ------------    ------------
Net increase/(decrease) ..............  $(1,876,349)   $ (1,491,244) $(17,970,604)  $ (10,718,343)  $(11,206,623)   $ (1,353,390)
                                        ===========    ============  ============   =============   ============    ============
N SHARES:
Sold .................................                               $  8,941,585   $  37,471,069   $  2,757,811    $  3,697,109
Issued as reinvestment of dividends ..                                  1,606,535         360,913        208,949          45,086
Redeemed .............................                                (10,419,498)     (4,977,508)    (1,751,552)     (2,505,428)
                                                                     ------------   -------------   ------------    ------------
Net increase/(decrease) ..............                               $    128,622   $  32,854,474   $  1,215,208    $  1,236,767
                                                                     ============   =============   ============    ============
A SHARES:
Sold .................................                               $ 56,940,954   $   2,064,717   $    441,313    $    667,133
Issued as reinvestment of dividends ..                                    397,732          28,845         45,413           9,377
Redeemed .............................                                 (3,176,163)       (418,477)      (143,393)       (168,923)
                                                                     ------------   -------------   ------------    ------------
Net increase/(decrease) ..............                               $ 54,162,523   $   1,675,085   $    343,333    $    507,587
                                                                     ============   =============   ============    ============
B SHARES:
Sold .................................                 $        800  $    103,076   $     218,323   $     61,448    $    314,606
Issued as reinvestment of dividends ..                           --        25,324           5,187         19,815             575
Redeemed .............................                       (4,807)      (22,830)        (94,274)       (26,088)        (67,328)
                                                       ------------  ------------   -------------   ------------    ------------
Net increase/(decrease) ..............                 $     (4,007) $    105,570   $     129,236   $     55,175    $    247,853
                                                       ============  ============   =============   ============    ============

==================================================================================================================================
SHARES
------
INSTITUTIONAL SHARES:
Sold .................................       51,684          74,483     1,118,403       5,438,280        465,543       2,470,328
Issued as reinvestment of dividends ..           --              --       580,776         151,099        123,856          23,613
Redeemed .............................     (211,915)       (275,498)   (2,477,141)     (6,231,119)      (835,379)     (2,473,849)
                                        -----------    ------------  ------------   -------------   ------------    ------------
Net increase/(decrease) ..............     (160,231)       (201,015)     (777,962)       (641,740)      (245,980)         20,092
                                        ===========    ============  ============   =============   ============    ============
N SHARES:
Sold .................................                                    384,139       2,070,515         59,097          98,608
Issued as reinvestment of dividends ..                                     71,481          16,732          4,479           1,035
Redeemed .............................                                   (448,814)       (262,820)       (37,529)        (67,594)
                                                                     ------------   -------------   ------------    ------------
Net increase/(decrease) ..............                                      6,806       1,824,427         26,047          32,049
                                                                     ============   =============   ============    ============
A SHARES:
Sold .................................                                  2,441,089         105,372          9,464          17,807
Issued as reinvestment of dividends ..                                     17,700           1,338            975             216
Redeemed .............................                                   (137,860)        (22,200)        (3,083)         (4,472)
                                                                     ------------   -------------   ------------    ------------
Net increase/(decrease) ..............                                  2,320,929          84,510          7,356          13,551
                                                                     ============   =============   ============    ============
B SHARES:
Sold .................................                          109         4,592          11,919          1,340           8,921
Issued as reinvestment of dividends ..                           --         1,153             245            431              13
Redeemed .............................                         (621)         (993)         (5,155)          (559)         (1,740)
                                                       ------------  ------------   -------------   ------------    ------------
Net increase/(decrease) ..............                         (512)        4,752           7,009          1,212           7,194
                                                       ============  ============   =============   ============    ============

                              HARRIS INSIGHT FUNDS
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                            JUNE 30, 2004 (UNAUDITED)


7.   INVESTMENT TRANSACTIONS

     Purchases and sales of investment securities of the non-Money Market Funds (excluding short-term investments, U.S. government securities, and mortgage-dollar-roll transactions) during the period ended June 30, 2004, were as follows:

                                                       PURCHASES        SALES
                                                     ------------   ------------
     Bond Fund ....................................  $ 33,997,816   $ 28,531,508
     High Yield Bond Fund .........................    26,975,492     22,485,439
     Intermediate Government Bond Fund ............       857,480      1,618,570
     Intermediate Tax-Exempt Bond Fund ............    53,892,775     51,252,205
     Short/Intermediate Bond Fund .................    62,351,517     49,254,914
     Tax-Exempt Bond Fund .........................    23,171,731     34,165,640
     Ultra Short Duration Bond Fund ...............    18,535,774             --
     Balanced Fund ................................    16,931,106     16,045,832
     Core Equity Fund .............................    42,990,321     44,559,444
     Emerging Markets Fund ........................    95,792,381     78,053,352
     Equity Fund ..................................    94,784,141    112,581,706
     Index Fund ...................................     6,342,369     27,250,681
     International Fund ...........................    22,721,002     18,703,703
     Small-Cap Aggressive Growth Fund .............     4,031,793      5,884,171
     Small-Cap Opportunity Fund ...................   162,337,038    184,009,912
     Small-Cap Value Fund .........................   139,046,143    149,265,058

     Purchases and sales of U.S. government securities (excluding short-term securities) of the non-Money Market Funds during the period ended June 30, 2004, were as follows:

                                                        PURCHASES        SALES
                                                       -----------   -----------
     Bond Fund ....................................    $62,044,051   $22,850,751
     Intermediate Government Bond Fund ............     14,044,336    16,065,296
     Short/Intermediate Bond Fund .................     47,079,480    43,740,871
     Ultra Short Duration Bond Fund ...............      2,697,454            --
     Balanced Fund ................................      5,414,641     5,080,184

8.   COMPOSITION OF NET ASSETS

     At June 30, 2004, net assets of each Fund consisted of:

                                                       GOVERNMENT                        TAX-EXEMPT
                                                      MONEY MARKET     MONEY MARKET     MONEY MARKET
                                                          FUND             FUND             FUND
                                                     --------------   --------------   --------------
     Beneficial Interest at Par Value .............  $    1,797,384     $  7,784,917     $  1,428,619
     Paid-in Capital ..............................   1,795,586,757    7,777,132,708    1,427,190,487
     Undistributed Net Investment Income ..........              78               (1)              --
     Accumulated Net Realized Gain/(Loss) .........           6,607         (565,501)        (189,871)
                                                     --------------   --------------   --------------
     Net Assets ...................................  $1,797,390,826   $7,784,352,123   $1,428,429,235
                                                     ==============   ==============   ==============

                              HARRIS INSIGHT FUNDS
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                            JUNE 30, 2004 (UNAUDITED)

                                                                                         INTERMEDIATE      INTERMEDIATE
                                                                         HIGH YIELD       GOVERNMENT        TAX-EXEMPT
                                                       BOND FUND          BOND FUND        BOND FUND         BOND FUND
                                                      ------------       -----------     ------------      ------------
Beneficial Interest at Par Value ..................   $     18,794       $     5,305     $     4,695       $     21,191
Paid-in Capital ...................................    190,529,659        65,422,769      78,711,593        223,115,324
Undistributed Net Investment Income ...............        (64,933)            1,671         (10,726)                --
Accumulated Net Realized Gain/(Loss) ..............     (2,183,392)          724,437         233,670           (881,164)
Unrealized Appreciation/(Depreciation) on
   Investment Transactions, Futures Contracts
   and Foreign Currency Translations ..............        884,272           515,415        (474,365)        15,400,098
                                                      ------------       -----------     -----------       ------------
Net Assets ........................................   $189,184,400       $66,669,597     $78,464,867       $237,655,449
                                                      ============       ===========     ===========       ============

                                                         SHORT/                          ULTRA SHORT
                                                      INTERMEDIATE       TAX-EXEMPT        DURATION          BALANCED
                                                        BOND FUND         BOND FUND        BOND FUND           FUND
                                                      ------------      ------------     -----------        -----------
Beneficial Interest at Par Value ..................   $     27,761      $      9,817     $     3,697        $     4,526
Paid-in Capital ...................................    286,118,055        93,053,557      36,887,377         57,692,840
Undistributed Net Investment Income ...............       (109,024)               --         (15,873)            (3,372)
Accumulated Net Realized Gain/(Loss) ..............     (3,345,751)        1,664,979               6         (1,229,905)
Unrealized Appreciation/(Depreciation) on
   Investment Transactions, Futures Contracts
   and Foreign Currency Translations ..............         85,494         8,660,264         (59,291)         6,384,668
                                                      ------------      ------------     -----------        -----------
Net Assets ........................................   $282,776,535      $103,388,617     $36,815,916        $62,848,757
                                                      ============      ============     ===========        ===========

                                                           CORE          EMERGING
                                                          EQUITY          MARKETS          EQUITY            INDEX
                                                           FUND            FUND             FUND             FUND
                                                      ------------      ------------    ------------       ------------
Beneficial Interest at Par Value ..................   $      6,402      $     29,230    $     19,792       $     16,515
Paid-in Capital ...................................    112,283,726       235,869,281     216,717,668        340,932,479
Undistributed Net Investment Income ...............        149,561         1,614,304         107,959            120,777
Accumulated Net Realized Gain/(Loss) ..............      1,415,808        12,496,157      (9,990,673)         6,932,183
Unrealized Appreciation/(Depreciation) on
   Investment Transactions, Futures Contracts
   and Foreign Currency Translations ..............     18,848,953        35,687,579      32,087,836         12,396,367
                                                      ------------      ------------    ------------       ------------
Net Assets ........................................   $132,704,450      $285,696,551    $238,942,582       $360,398,321
                                                      ============      ============    ============       ============

                                                                         SMALL-CAP
                                                                        AGGRESSIVE        SMALL-CAP        SMALL-CAP
                                                       INTERNATIONAL      GROWTH         OPPORTUNITY         VALUE
                                                           FUND            FUND             FUND             FUND
                                                      ------------      ------------    ------------       ------------
Beneficial Interest at Par Value ..................   $     12,878       $      587     $     25,234       $      6,860
Paid-in Capital ...................................    191,632,408        6,215,527      404,496,767        226,865,898
Undistributed Net Investment Income ...............      1,632,878          (19,546)          77,807          1,053,528
Accumulated Net Realized Gain/(Loss) ..............    (45,502,147)        (461,011)      53,207,208         28,754,375
Unrealized Appreciation/(Depreciation) on
   Investment Transactions, Futures Contracts
   and Foreign Currency Translations ..............     35,001,607        1,337,638      142,470,556         74,776,023
                                                      ------------       ----------     ------------       ------------
Net Assets ........................................   $182,777,624       $7,073,195     $600,277,572       $331,456,684
                                                      ============       ==========     ============       ============

                              HARRIS INSIGHT FUNDS
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                            JUNE 30, 2004 (UNAUDITED)


9.   FEDERAL TAX INFORMATION

     Each Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its net investment income and net realized capital gains to shareholders. Accordingly, no provision for federal income tax is required.

     The Funds adjust the classification of distributions to shareholders to reflect the differences between financial statement amounts and distributions determined in accordance with income tax regulations. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital or accumulated net realized gain, as appropriate, in the period that the differences arise. The following permanent differences as of December 31, 2003, attributable to short-term capital gains distributions reported as ordinary income, realized foreign currency gains/(losses), real estate investment trust adjustments, paydown reclassifications and certain net operating losses, which for tax purposes are not available to offset future income, were reclassified to the following accounts:

                                                                                        INCREASE/         INCREASE/
                                                                                       (DECREASE)        (DECREASE)
                                                                                       ACCUMULATED      UNDISTRIBUTED
                                                                      DECREASE        NET REALIZED     NET INVESTMENT
                                                                   PAID-IN CAPITAL     GAIN/(LOSS)         INCOME
                                                                   ---------------    ------------     --------------
     Government Money Market Fund ...............................      $     --         $ (25,056)        $  25,056
     Money Market Fund ..........................................            --           (27,465)           27,465
     Bond Fund ..................................................            --          (123,030)          123,030
     Intermediate Government Bond Fund ..........................            --           (69,324)           69,324
     Short/Intermediate Bond Fund ...............................            --          (325,172)          325,172
     Balanced Fund ..............................................            --           (29,749)           29,749
     Emerging Markets Fund ......................................            --            77,967           (77,967)
     International Fund .........................................            --            94,762           (94,762)
     Index Fund .................................................            --            13,250           (13,250)
     Small-Cap Aggressive Growth Fund ...........................       (34,515)               --            34,515
     Small-Cap Opportunity Fund .................................            --          (632,757)          632,757
     Small-Cap Value Fund .......................................            --           352,330          (352,330)

     These reclassifications had no effect on net assets or net asset value per share.

     The tax character of distributions paid during the last two fiscal years were as follows:

                                                                           SHORT-TERM      LONG-TERM
                                              ORDINARY       TAX-EXEMPT      CAPITAL        CAPITAL         TOTAL
                                               INCOME          INCOME         GAIN           GAIN       DISTRIBUTIONS
                                            ------------    ------------   ----------      ----------   -------------
     Government Money Market Fund
        12/31/03 ........................   $  7,264,282    $        --     $     --         $    --     $  7,264,282
        12/31/02 ........................      8,012,865             --           --              --        8,012,865
     Money Market Fund
        12/31/03 ........................     68,461,968             --           --              --       68,461,968
        12/31/02 ........................    101,578,252             --           --              --      101,578,252
     Tax-Exempt Money Market Fund
        12/31/03 ........................             --      9,353,091           --              --        9,353,091
        12/31/02 ........................             --     13,408,248           --              --       13,408,248
     Bond Fund
        12/31/03 ........................      9,428,815             --           --              --        9,428,815
        12/31/02 ........................     12,556,918             --           --              --       12,556,918

                              HARRIS INSIGHT FUNDS
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                            JUNE 30, 2004 (UNAUDITED)

                                                                                       SHORT-TERM       LONG-TERM
                                                      ORDINARY        TAX-EXEMPT         CAPITAL         CAPITAL           TOTAL
                                                       INCOME           INCOME            GAIN            GAIN         DISTRIBUTIONS
                                                     ----------       -----------      ----------      -----------     -------------
High Yield Bond Fund
   12/31/03 ..................................       $ 3,264,829      $        --       $130,868       $   279,670      $ 3,675,367
   12/31/02 ..................................           388,989               --             --                --          388,989
Intermediate Government Bond Fund
   12/31/03 ..................................         3,771,741               --        544,847           529,200        4,845,788
   12/31/02 ..................................         4,011,966               --             --                --        4,011,966
Intermediate Tax-Exempt Bond Fund
   12/31/03 ..................................                --       10,445,481             --                --       10,445,481
   12/31/02 ..................................                --       10,446,511             --                --       10,446,511
Short/Intermediate Bond Fund
   12/31/03 ..................................        11,312,573               --             --                --       11,312,573
   12/31/02 ..................................        12,881,052               --             --                --       12,881,052
Tax-Exempt Bond Fund
   12/31/03 ..................................                --        5,564,353             --                --        5,564,353
   12/31/02 ..................................                --        5,537,764             --                --        5,537,764
Balanced Fund
   12/31/03 ..................................         1,070,691               --             --                --        1,070,691
   12/31/02 ..................................         1,326,149               --             --                --        1,326,149
Core Equity Fund
   12/31/03 ..................................           521,315               --             --                --          521,315
   12/31/02 ..................................           336,095               --             --         1,958,138        2,294,233
Emerging Markets Fund
   12/31/03 ..................................           926,938               --             --                --          926,938
   12/31/02 ..................................           214,416               --             --                --          214,416
Equity Fund
   12/31/03 ..................................         1,587,243               --             --                --        1,587,243
   12/31/02 ..................................         1,552,005               --             --                --        1,552,005
Index Fund
   12/31/03 ..................................         4,878,778               --        167,798        20,773,112       25,819,688
   12/31/02 ..................................         4,607,541               --             --         6,279,627       10,887,168
International Fund
   12/31/03 ..................................         2,012,643               --             --                --        2,012,643
   12/31/02 ..................................           934,256               --             --                --          934,256
Small-Cap Aggressive Growth Fund
   12/31/03 ..................................                --               --             --                --               --
   12/31/02 ..................................                --               --             --                --               --
Small-Cap Opportunity Fund
   12/31/03 ..................................                --               --             --         5,568,235        5,568,235
   12/31/02 ..................................                --               --             --                --               --
Small-Cap Value Fund
   12/31/03 ..................................         2,519,007               --             --                --        2,519,007
   12/31/02 ..................................           945,763               --             --         2,319,793        3,265,556

                              HARRIS INSIGHT FUNDS
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                            JUNE 30, 2004 (UNAUDITED)

     As of December 31, 2003, the components of distributable earnings/ (accumulated losses) were as follows:

                                                                                                                           POST-
                                               UNDISTRIBUTED     UNDISTRIBUTED        CAPITAL             POST-          OCTOBER
                                                 ORDINARY          LONG-TERM           LOSS              OCTOBER         CURRENCY
                                                  INCOME         CAPITAL GAIN      CARRYFORWARDS         LOSSES           LOSSES
                                               -------------     -------------     -------------       -----------       --------
Government Money Market Fund ..............     $    8,229       $        --       $         --        $        --       $     --
Money Market Fund .........................             --                --           (591,392)                --             --
Tax-Exempt Money Market Fund ..............             --                --           (187,730)                --             --
Bond Fund .................................         32,465                --         (3,383,947)                --             --
High Yield Bond Fund ......................        206,026           121,478                 --                 --             --
Intermediate Government Bond Fund .........             --           579,126                 --                 --             --
Intermediate Tax-Exempt Bond Fund .........             --                --           (861,315)                --             --
Short/Intermediate Bond Fund ..............             --                --         (4,869,162)          (128,591)            --
Tax-Exempt Bond Fund ......................             --                --           (367,765)                --             --
Balanced Fund .............................         32,669                --         (3,208,255)                --             --
Core Equity Fund ..........................      1,298,250                --                 --                 --             --
Emerging Markets Fund .....................        410,426                --         (5,783,982)                --             --
Equity Fund ...............................         51,851                --        (26,204,140)                --             --
Index Fund ................................        158,501         5,012,535                 --                 --             --
International Fund ........................         83,140                --        (49,148,594)        (1,201,955)       (13,609)
Small-Cap Aggressive Growth Fund ..........             --                --         (1,477,156)                --             --
Small-Cap Opportunity Fund ................      9,749,722        13,040,743                 --                 --             --
Small-Cap Value Fund ......................         31,344         7,850,147                 --                 --             --

     The differences between the components of distributable earnings on a tax basis and the amounts reflected in the Composition of Net Assets are primarily due to wash sales, real estate investment trust adjustments, paydown reclassifications, and certain net operating losses.

     Post-October losses represent losses realized on investment transactions from November 1, 2003 through December 31, 2003 that, in accordance with federal income tax regulations, the Funds defer and treat as having arisen in the following fiscal year. For federal income tax purposes, capital-loss carryforwards may be carried forward and applied against future capital gains.

                              HARRIS INSIGHT FUNDS
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                            JUNE 30, 2004 (UNAUDITED)


     At December 31, 2003, the Funds had capital-loss carryforwards available to offset future realized capital gains through the indicated expiration dates:

                                                                          EXPIRING DECEMBER 31
                                  --------------------------------------------------------------------------------------------------
                                      2006          2007         2008          2009           2010           2011           TOTAL
                                  ----------     --------    ----------    -----------    -----------     ----------     -----------
Money Market Fund ............    $       --     $     --    $       --    $        --    $        --     $  591,392     $   591,392
Tax-Exempt Money
   Market Fund ...............            --        1,265           531             --             --        185,934         187,730
Bond Fund ....................            --      115,020     1,661,935             --      1,606,992             --       3,383,947
Intermediate Tax-Exempt
   Bond Fund .................            --      549,553            --             --        175,926        135,836         861,315
Short/Intermediate
   Bond Fund .................            --           --     1,503,684             --      3,133,444        232,034       4,869,162
Tax-Exempt Bond
   Fund ......................            --      367,765            --             --             --             --         367,765
Balanced Fund ................            --           --            --        723,310      2,350,258        134,687       3,208,255
Emerging Markets
   Fund ......................            --           --            --      1,441,177      4,342,805             --       5,783,982
Equity Fund ..................            --           --            --      1,557,903     21,154,249      3,491,988      26,204,140
International Fund ...........     1,268,678           --        19,547     21,497,210     20,703,656      5,659,503      49,148,594
Small-Cap Aggressive
   Growth Fund ...............            --           --            --         76,877      1,400,279             --       1,477,156

10.  IN-KIND TRANSFER OF SECURITIES

     The High Yield Bond Fund issued shares of beneficial interest in a tax-free exchange for portfolio securities at their current value from the High Yield Select Bond Fund. The tax basis of the securities exchanged for the shares of the High Yield Bond Fund was carried over to the High Yield Bond Fund. The date of transfer, number of shares issued, the current value on the date of transfer and the unrealized loss on securities included in the transfer are as follows:

                                                               NUMBER OF
                                                                SHARES                       UNREALIZED
                                                  DATE          ISSUED          VALUE       DEPRECIATION
                                              ------------     ---------     -----------     -----------
     High Yield Bond Fund ................    May 17, 2004     1,389,204     $17,266,550      $(177,533)

11.  CONCENTRATION OF RISKS

     The Tax-Exempt Money Market Fund, Intermediate Tax-Exempt Bond Fund and Tax-Exempt Bond Fund invest primarily in diversified portfolios of municipal securities, including municipal bonds and debentures. The Money Market Funds and the Fixed Income Funds invest in debt instruments. The issuers' abilities to meet their obligations may be affected by political and economic developments in a specific state or region or their respective industries.

     The High Yield Bond Fund invests in high-yield instruments and is subject to certain credit and market risks. The yields of high-yield debt obligations reflect, among other things, perceived credit risk. The Fund's investment in securities rated below investment grade typically involves risks not associated with higher-rated securities, including, among others, greater risks of timely and ultimate payment of interest and principal, greater market-price volatility and less liquid secondary market trading.

                              HARRIS INSIGHT FUNDS
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                            JUNE 30, 2004 (UNAUDITED)


     Each of the  International  Fund and the  Emerging  Markets Fund invests in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the U.S. as a result of, among other factors, the possibility of future adverse political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries.

12.  LINE OF CREDIT

     The  Trust,  on  behalf  of each of the Funds  except  for the Ultra  Short
Duration Bond Fund, has a 364-day $200,000,000 aggregate Revolving Credit Facility ("Credit Facility") with the Bank of Montreal, the ultimate parent of Harris Trust. The Credit Facility permits one or more of the Funds to borrow for temporary or emergency purposes, including, without limitation, funding of shareholder redemptions. Under the terms of the Credit Facility, each Fund pays a quarterly commitment fee at a rate of 0.09% per annum on the average daily balance of the Credit Facility that is available during each quarter ("Commitment Fee"). The Commitment Fee is allocated among the Funds based on relative net assets of the Funds. In addition, the Funds will pay interest on any borrowings at the Federal Funds rate plus 0.50%. For the period ended June 30, 2004, none of the Funds had borrowings under the Credit Facility.

                              HARRIS INSIGHT FUNDS
                    RESULT OF SPECIAL MEETING OF SHAREHOLDERS
                                   (UNAUDITED)


     A Special Meeting of the Shareholders of the Harris Insight High Yield Select Bond Fund (the "Select Fund") was held on Tuesday, May 11, 2004 at which 88.701% of the outstanding shares of the Select Fund entitled to vote were present by proxy. At the meeting of the shareholders, 100% of the shares of the Select Fund represented at the meeting voted to approve an Agreement and Plan of Reorganization providing for the sale of all of the assets of the Select Fund to, and the assumption of all liabilities of the Select Fund by, the Harris Insight High Yield Bond Fund (the "High Yield Fund") in return for shares of the High Yield Fund and the distribution of such shares to the shareholders of the Select Fund in complete liquidation of the Select Fund.

     If you would like to receive a complete report of the voting results of the meeting, please call 800-982-8782.

                                 FUND MANAGEMENT

     Information pertaining to the Trustees and officers of the Trust is set forth below. The statement of additional information includes additional information about the Trustees and is available without charge, upon request, by calling 800-982-8782.

------------------------------------------------------------------------------------------------------------------------------------
                                                                                        NUMBER OF
                                                                                      PORTFOLIOS IN              OTHER
                                        TERM OF OFFICE 1                               FUND COMPLEX           TRUSTEESHIPS/
NAME, (AGE AT 06/30/04),                 AND LENGTH OF      PRINCIPAL OCCUPATION(S)    OVERSEEN BY           DIRECTORSHIPS
ADDRESS AND POSITION(S) WITH TRUST        TIME SERVED        DURING PAST 5 YEARS         TRUSTEE            HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
                                                           DISINTERESTED TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
C. Gary Gerst (65)                        Since 1995      Formerly Co-Chairman,            19        Director, Florida Office
Chairman and Trustee                                      Jones Lang LaSalle,                        Property Company, Inc. (real
 200 East Randolph Drive                                  formerly named LaSalle                     estate investment fund);
 Floor 43                                                 Partners Ltd. (real estate                 Trustee, Henderson Global Funds
 Chicago, Illinois 60601                                  investment manager and                     (4 Portfolios); and President,
                                                          consulting firm).                          KCI Inc. (Private S-Corporation
                                                                                                     investing in non-public
                                                                                                     investments).
------------------------------------------------------------------------------------------------------------------------------------
Faris F. Chesley (65)                     Since 2003      Chairman, Chesley, Taft &        19        Trustee, Henderson Global Funds
Trustee                                                   Associates, LLC                            (4 portfolios).
 10 S. LaSalle Street                                     (investment advisory firm)
 Chicago, Illinois 60603                                  since 2001; formerly
                                                          Vice-Chairman, ABN-AMRO,
                                                          Inc. (financial services
                                                          company).
------------------------------------------------------------------------------------------------------------------------------------
Valerie B. Jarrett (47)                   Since 1999      Executive Vice President,        19        Director, USG Corporation
Trustee                                                   The Habitat Company                        (building materials
 350 West Hubbard Street                                  (residential property                      manufacturer), The Chicago
 Chicago, Illinois 60610                                  developer).                                Stock Exchange, and Navigant
                                                                                                     Consulting Inc.; Trustee,
                                                                                                     University of Chicago.
------------------------------------------------------------------------------------------------------------------------------------
John W. McCarter, Jr. (66)                Since 1995      President and Chief              19        Chairman, Divergence L.L.C.
Trustee                                                   Executive Officer, The                     (biotechnology firm); Director,
 1400 South Lake Shore Drive                              Field Museum of Natural                    W.W. Grainger, Inc. (industrial
 Chicago, Illinois 60605                                  History; formerly Senior                   distributor) and A.M. Castle,
                                                          Vice President and                         Inc. (metals distributor); and
                                                          Director, Booz-Allen &                     Trustee, Janus Adviser Series,
                                                          Hamilton, Inc. (consulting                 Janus Aspen Series and Janus
                                                          firm).                                     Investment Fund (52
                                                                                                     portfolios).
------------------------------------------------------------------------------------------------------------------------------------
Paula Wolff (59)                          Since 1998      Senior Executive, Chicago        19        Vice Chair, University of
Trustee                                                   Metropolis 2020 (civic                     Chicago Board of Trustees;
 30 West Monroe Street                                    organization), since 2000;                 Chair, University of Chicago
 18th Floor                                               formerly President,                        Hospitals; and Director, Ariel
 Chicago, Illinois 60603                                  Governors State                            Capital Management, Inc.
                                                          University.                                (investment manager).
------------------------------------------------------------------------------------------------------------------------------------

1 A Trustee shall retire at the end of the calendar year in which the Trustee attains the age of 72 years.

------------------------------------------------------------------------------------------------------------------------------------
                                                                                        NUMBER OF
                                                                                      PORTFOLIOS IN              OTHER
                                        TERM OF OFFICE                                 FUND COMPLEX           TRUSTEESHIPS/
NAME, (AGE AT 06/30/04),                 AND LENGTH OF      PRINCIPAL OCCUPATION(S)    OVERSEEN BY           DIRECTORSHIPS
ADDRESS AND POSITION(S) WITH TRUST        TIME SERVED        DURING PAST 5 YEARS         TRUSTEE            HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
                                                               OFFICERS
------------------------------------------------------------------------------------------------------------------------------------

Peter P. Capaccio (47)                    Since 2001      Senior Vice President,           N/A                N/A
President                                                 Harris Trust and Savings
 111 West Monroe Street, 6W                               Bank.
 Chicago, Illinois 60603
------------------------------------------------------------------------------------------------------------------------------------
Ishwar D. Gupta (61)                      Since 2001      Senior Vice President,           N/A                N/A
Vice President and Assistant Secretary                    Harris Trust and Savings
 111 West Monroe Street, 6W                               Bank.
 Chicago, Illinois 60603
------------------------------------------------------------------------------------------------------------------------------------
Merrill J. Sklenar (59)                     Since         Vice President, Harris           N/A                N/A
Treasurer and Principal Financial and     May 2004        Trust and Savings Bank.
 Accounting Officer;
Vice President and Assistant Secretary    Since 2001
 111 West Monroe Street, 6W
 Chicago, Illinois 60603
------------------------------------------------------------------------------------------------------------------------------------
David C. Lebisky (32)                     Since 2001      Vice President and               N/A                N/A
Secretary                                                 Director, PFPC Inc.
 103 Bellevue Parkway                                     (mutual fund
 Wilmington, Delaware 19809                               administrator).
------------------------------------------------------------------------------------------------------------------------------------
Thomas J. Ryan (63)                         Since         Vice President and               N/A                N/A
Assistant Treasurer                       May 2004        Director of Accounting,
 103 Bellevue Parkway                                     PFPC Inc.
 Wilmington, Delaware 19809
------------------------------------------------------------------------------------------------------------------------------------

The President, Treasurer and Secretary shall each hold office until his successor shall have been duly elected and qualified, and all other officers shall hold office at the pleasure of the Trustees.

                      [THIS PAGE INTENTIONALLY LEFT BLANK.]

                             HARRIS INSIGHT(R) FUNDS
--------------------------------------------------------------------------------

                                 760 MOORE ROAD
                            KING OF PRUSSIA, PA 19406
                             TELEPHONE: 800-982-8782

INVESTMENT ADVISER
Harris Investment Management, Inc.
190 South LaSalle Street
Chicago, Illinois 60690

ADMINISTRATOR, TRANSFER AGENT AND
DIVIDEND DISBURSING AGENT
Harris Trust and Savings Bank
111 West Monroe Street
Chicago, Illinois 60603

INVESTMENT SUB-ADVISERS
Hansberger GlobalInvestors, Inc.
515 East Las Olas Boulevard, Suite 1300
Fort Lauderdale, Florida 33301

HIM Monegy, Inc.
302 Bay Street
Toronto, Ontario M5X 1A1
Canada

SUB-ADMINISTRATOR AND ACCOUNTING
SERVICES AGENT, SUB-TRANSFER AGENT
AND DIVIDEND DISBURSING AGENT
PFPC Inc.
103 Bellevue Parkway
Wilmington, Delaware 19809

DISTRIBUTOR
PFPC Distributors, Inc.
760 Moore Road
King of Prussia, Pennsylvania 19406

CUSTODIAN
PFPC Trust Co.
8800 Tinicum Boulevard
Philadelphia, Pennsylvania 19153

INDEPENDENT ACCOUNTANTS
KPMG LLP
1601 Market Street
Philadelphia, Pennsylvania 19103-2499

LEGAL COUNSEL
Bell, Boyd & Lloyd LLC
Three First National Plaza
70 West Madison Street
Chicago, Illinois 60602


BOARD OF TRUSTEES

C. Gary Gerst
Chairman of the Board of Trustees

Faris F. Chesley
Trustee

Valerie B. Jarrett
Trustee

John W. McCarter, Jr.
Trustee

Paula Wolff
Trustee

OFFICERS

Peter P. Capaccio
President

Ishwar D. Gupta
Vice President and Assistant Secretary

Merrill J. Sklenar
Treasurer and Principal Financial and Accounting Officer;
Vice President and Assistant Secretary

David C. Lebisky
Secretary

Thomas J. Ryan
Assistant Treasurer

THIS REPORT IS SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE
   HARRIS INSIGHT FUNDS. IT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS UNLESS ACCOMPANIED OR PRECEDED BY A PROSPECTUS OF THE HARRIS INSIGHT
  FUNDS. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

A DESCRIPTION OF THE POLICIES AND PROCEDURES THAT THE FUND USES TO DETERMINE HOW
   TO VOTE PROXIES RELATING TO PORTFOLIO SECURITIES IS AVAILABLE (I) WITHOUT CHARGE, UPON REQUEST, BY CALLING 800-982-8782; (II) ON THE FUNDS' WEBSITE
        HTTP://WWW.HARRISINSIGHT.COM; AND (III) ON THE SEC'S WEBSITE AT
                              HTTP://WWW.SEC.GOV.


                               INVESTMENT ADVISER:
                       Harris Investment Management, Inc.

                                  DISTRIBUTOR:
                             PFPC Distributors, Inc.




                                                                  HIF 1001 06/04

[LOGO OMITTED] HARRIS
               INSIGHT FUNDS (TM)








                       HARRIS INSIGHT MONEY MARKET FUNDS
                               SEMI-ANNUAL REPORT



--------------------------------------------------------------------------------
                                  JUNE 30, 2004
     ----------------------------------------------------------------------

          -------------------------------------------------------------
            NOT FDIC INSURED     MAY LOSE VALUE     NO BANK GUARANTEE
          -------------------------------------------------------------

                             LETTER TO SHAREHOLDERS
--------------------------------------------------------------------------------



DEAR SHAREHOLDERS:

We are pleased to provide you with the financial results for the Harris Insight Money Market Funds for the six month period ending June 30, 2004.

While the economy has been showing signs of improvement, the potential for higher interest rates, ongoing strife in the Middle East, and the upcoming election have led to some volatility in the capital markets. The objective of maintaining a well-diversified portfolio remains important, as ever, and the Harris Insight Funds offers an array of investment alternatives for you to select from.

Looking ahead to the remainder of the year, we believe that change will continue in all of the markets driven by the behavior of investors, developments in the economy, and geopolitical events. It is our belief that the Fund family is positioned to do well in a changing environment.

We thank you for your support and the confidence you have placed with us. We value the relationship we have with you and encourage you to contact us or your financial adviser with any comments or suggestions as to how we may better serve your future investing needs.

Sincerely,

/s/ Peter P. Capaccio

Peter P. Capaccio
President
THE HARRIS INSIGHT FAMILY OF MUTUAL FUNDS


INVESTMENT ADVISER:                         HARRIS INVESTMENT MANAGEMENT, INC.
DISTRIBUTOR:                                PFPC DISTRIBUTORS, INC.

                                TABLE OF CONTENTS
--------------------------------------------------------------------------------



                                        ----------------------------------------
               LETTER TO SHAREHOLDERS    Page    1


             STATEMENTS OF NET ASSETS
                  MONEY MARKET FUNDS:
         Government Money Market Fund    Page    3
                    Money Market Fund    Page    4
         Tax-exempt Money Market Fund    Page    7

             STATEMENTS OF OPERATIONS    PAGE    13

  STATEMENTS OF CHANGES IN NET ASSETS    PAGE    14

                 FINANCIAL HIGHLIGHTS    PAGE    16

        NOTES TO FINANCIAL STATEMENTS    PAGE    20

                      FUND MANAGEMENT    PAGE    26
                                        ----------------------------------------

                   HARRIS INSIGHT GOVERNMENT MONEY MARKET FUND
                             STATEMENT OF NET ASSETS
                            JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

 ANNUALIZED                                        PAR
 YIELD/RATE                       MATURITY        (000)             VALUE+
------------                      --------       --------       --------------

AGENCY OBLIGATIONS -- 15.4%
FEDERAL HOME LOAN BANK -- 12.6%
       1.550%                     05/04/05       $ 52,000       $   52,000,000
       1.680%                     05/17/05        100,000          100,000,000
       2.230%                     07/06/05         75,000           75,000,000
                                                                --------------
                                                                   227,000,000
                                                                --------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 2.8%
       1.610%                     05/13/05         50,000           50,000,000
                                                                --------------
TOTAL AGENCY OBLIGATIONS
  (Cost $277,000,000)                                              277,000,000
                                                                --------------

VARIABLE RATE OBLIGATIONS++ -- 66.2%
FEDERAL FARM CREDIT BANK -- 10.1%
       1.010%                     07/01/04*        40,000           39,999,638
       1.079%                     07/10/04*        35,000           34,999,616
       1.153%                     07/16/04         30,000           30,000,000
       1.171%                     07/26/04*        51,000           50,997,661
       1.070%                     07/29/04*        25,000           24,999,182
                                                                --------------
                                                                   180,996,097
                                                                --------------
FEDERAL HOME LOAN BANK -- 4.4%
       1.210%                     07/27/04*        40,000           39,997,104
       1.145%                     08/25/04         40,000           39,997,882
                                                                --------------
                                                                    79,994,986
                                                                --------------
FEDERAL HOME LOAN MORTGAGE CORP. -- 11.1%
       1.050%                     07/01/04*        99,500           99,488,250
       1.079%                     08/04/04*        99,500           99,470,421
                                                                --------------
                                                                   198,958,671
                                                                --------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 35.4%
       1.000%                     07/01/04*       134,500          134,472,968
       1.003%                     07/01/04*        42,000           41,997,754
       1.040%                     07/18/04*        59,500           59,490,150
       1.166%                     07/18/04*        52,790           52,777,937
       1.219%                     07/21/04*        50,000           50,000,000
       1.070%                     07/28/04*        14,000           13,997,042
       1.235%                     07/28/04*        84,500           84,487,864
       1.180%                     08/18/04*       100,000           99,987,261
       1.489%                     09/23/04*        99,500           99,487,288
                                                                --------------
                                                                   636,698,264
                                                                --------------
OVERSEAS PRIVATE INVESTMENT CORP. -- 5.2%
       1.350%                     07/07/04*        93,037           93,037,710
                                                                --------------
TOTAL VARIABLE RATE OBLIGATIONS
  (Cost $1,189,685,728)                                          1,189,685,728
                                                                --------------


 ANNUALIZED                                        PAR
 YIELD/RATE                       MATURITY        (000)             VALUE+
------------                      --------       --------       --------------

REPURCHASE AGREEMENTS -- 18.4%
Bank of America Securities, L.L.C.
  1.500%
  Agreement dated 06/30/04, proceeds at
  maturity $255,480,600 (Collateralized
  by $267,620,386 FHLMC and FNMA
  4.500% to 5.500%, due from 06/01/19
  to 04/01/34. The market value is
  $260,579,355.)                  07/01/04       $255,470       $  255,469,955
Bank of Tokyo N. A.
  1.400%
  Agreement dated 06/30/04, proceeds
  at maturity $75,002,917 (Collateralized
  by $79,793,556 FHLB, FHLMC, FNMA,
  U.S.Treasury Bonds and U.S. Treasury
  Notes 0.000% to 8.125%, due from
  07/13/04 to 06/01/34. The market value
  is $76,500,114.)                07/01/04         75,000           75,000,000
                                                                --------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $330,469,955)                                              330,469,955
                                                                --------------
TOTAL INVESTMENTS -- 100.0%
  (Cost $1,797,155,683)                                          1,797,155,683
                                                                --------------
OTHER ASSETS AND LIABILITIES -- 0.0%
Interest receivable and other assets                                 1,980,718
Dividends payable                                                     (762,297)
Investment advisory fee payable                                       (152,447)
Administration fees payable                                           (115,794)
Service plan fees payable                                             (715,037)
                                                                --------------
                                                                       235,143
                                                                --------------
NET ASSETS -- 100.0%
Applicable to 384,261,551 Institutional Shares,
  266,323,549 N Shares, and 1,146,799,041
  Service Shares of beneficial interest
  outstanding, $.001 par value (indefinite
  number of shares has been authorized for
  each class of shares of the Fund) (Note 8)                    $1,797,390,826
                                                                ==============

NET ASSET VALUE, OFFERING, AND REDEMPTION
  PRICE PER SHARE EACH FOR INSTITUTIONAL
  SHARES, N SHARES, AND SERVICE SHARES                                   $1.00
                                                                         =====

---------------------
 +  See Note 2a to the Financial Statements.
++  Rate in effect on 06/30/04.
 *  Date of next interest rate reset.




                       See Notes to Financial Statements.

                        HARRIS INSIGHT MONEY MARKET FUND
                             STATEMENT OF NET ASSETS
                            JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

 ANNUALIZED                                        PAR
 YIELD/RATE                       MATURITY        (000)             VALUE+
------------                      --------       --------       --------------

AGENCY OBLIGATIONS -- 9.6%
Federal Home Loan Bank
       1.550%                     05/04/05       $224,150       $  224,150,000
       1.650%                     05/16/05        100,000          100,000,000
       1.660%                     05/16/05         50,000           50,000,000
       2.230%                     07/06/05         75,000           75,000,000
Federal National Mortgage Association
       1.219%                     07/21/04*       200,000          200,000,000
       1.610%                     05/13/05        100,000          100,000,000
                                                                --------------
TOTAL AGENCY OBLIGATIONS
  (Cost $749,150,000)                                              749,150,000
                                                                --------------
ASSET-BACKED SECURITIES -- 6.2%
Americredit Automobile Receivables Trust
  Series 2004-BM, Class A1
       1.060%                     04/06/05         63,452           63,451,847
CIT Equipment Collateral Series 2004-VT1,
  Class A1
       1.120%                     03/20/05         51,789           51,788,566
G-Star, Ltd. Series 2002-2A 144A,
  Class A1MA
       1.350%                     07/26/04*        59,016           59,016,078
Goldman Sachs Auto Loan Trust Series
  2004-1, Class A1
       1.110%                     10/15/04*        40,144           40,144,494
Putnam Structured Product Funding
  Series 2002-1A 144A, Class A1I
       1.200%                     07/15/04*        88,000           88,000,000
Putnam Structured Product Funding
  Series 2002-1A 144A, Class A1MF
       1.190%                     07/15/04*        26,000           26,000,000
Putnam Structured Product Funding
  Series 2002-1A 144A, Class A1MG
       1.200%                     07/15/04*       126,000          126,000,000
Triad Auto Receivables Owner Trust
  Series 2004-A, Class A1
       1.070%                     03/14/05         30,066           30,066,192
                                                                --------------
TOTAL ASSET-BACKED SECURITIES
  (Cost $484,467,177)                                              484,467,177
                                                                --------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 7.5%
Permanent Financing P.L.C. Series 4,
  Class 1A
       1.129%                     07/12/04*       240,000          240,000,000
Residential Mortgage Acceptance Corp.
  Series 2004-NS2A 144A, Class A1
       1.242%                     07/12/04*       275,000          275,000,000
Residential Mortgage Securities Corp.
  Series 16A 144A, Class A1
       1.120%                     07/12/04*        68,294           68,294,400
                                                                --------------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
  (Cost $583,294,400)                                              583,294,400
                                                                --------------


 ANNUALIZED                                        PAR
 YIELD/RATE                       MATURITY        (000)             VALUE+
------------                      --------       --------       --------------

COMMERCIAL PAPER -- 15.7%
Alaska Housing Finance Corp.
       1.130%                     07/07/04       $ 33,040       $   33,033,778
Amsterdam Funding Corp.
       1.500%                     07/01/04         10,000           10,000,000
Atlantis One Funding Corp.
       1.065%                     07/01/04        149,707          149,707,000
Broadhollow Funding, L.L.C.
       1.240%                     07/08/04        193,400          193,353,369
       1.300%                     07/08/04         65,000           64,983,569
       1.320%                     07/14/04         25,000           24,988,083
Bryant Park Funding, L.L.C.
       1.230%                     07/12/04         82,114           82,083,139
Galaxy Funding, Inc.
       1.090%                     07/09/04          9,705            9,702,649
Grampian Funding, L.L.C.
       1.550%                     07/01/04        100,000          100,000,000
Jupiter Securitization Corp.
       1.230%                     07/19/04         55,501           55,466,867
Lower Colorado River Authority TECP
       1.350%                     08/02/04          3,000            3,000,000
Municipal Electrical Authority, Georgia
  TECP
       1.140%                     07/07/04         52,891           52,891,000
National Rural Utilities Cooperative
  Finance Corp.
       1.220%                     07/20/04          2,000            1,998,712
Paradigm Funding, L.L.C.
       1.100%                     07/06/04         19,203           19,200,066
       1.140%                     07/16/04          8,000            7,996,200
Park Granada, L.L.C.
       1.100%                     07/01/04         33,000           33,000,000
       1.130%                     07/13/04         23,000           22,991,337
Sheffield Receivables Corp.
       1.100%                     07/01/04         75,000           75,000,000
Surrey Funding Corp.
       1.520%                     07/01/04        100,000          100,000,000
       1.230%                     07/14/04        120,462          120,408,495
Tulip Funding Corp.
       1.070%                     07/01/04         64,246           64,246,000
                                                                --------------
TOTAL COMMERCIAL PAPER
  (Cost $1,224,050,264)                                          1,224,050,264
                                                                --------------
MUNICIPAL BONDS -- 1.3%
Alaska State Housing Finance Corp.
  Revenue Bonds Series B VR
       1.000%                     07/01/04          8,055            8,055,000
Colorado State Housing & Finance
  Authority Revenue Bonds Series 1,
  Class A1 VR
       1.150%                     07/07/04         12,000           12,000,000
Colorado State Housing & Finance
  Authority Revenue Bonds Series B-1 VR
       1.150%                     07/07/04         15,000           15,000,000
Colorado State Housing & Finance
  Authority Revenue Bonds Series B-2 VR
       1.150%                     07/07/04         48,445           48,445,000



                       See Notes to Financial Statements.

                        HARRIS INSIGHT MONEY MARKET FUND
                       STATEMENT OF NET ASSETS (CONTINUED)
                            JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

 ANNUALIZED                                        PAR
 YIELD/RATE                       MATURITY        (000)             VALUE+
------------                      --------       --------       --------------

MUNICIPAL BONDS (CONTINUED)
Connecticut State Housing Finance
  Authority Revenue Bonds VR
       1.120%                     07/01/04       $  8,666       $    8,666,000
Madison, Wisconsin, Community
  Development Authority Revenue Bonds
  VR
       1.360%                     07/07/04          8,205            8,205,000
                                                                --------------
TOTAL MUNICIPAL BONDS
  (Cost $100,371,000)                                              100,371,000
                                                                --------------
TIME DEPOSITS -- 7.9%
JP Morgan Chase & Co.
       1.281%                     07/01/04        261,172          261,171,931
Royal Bank of Scotland P.L.C.
       1.450%                     07/01/04        200,000          200,000,000
Wells Fargo Bank
       1.500%                     07/01/04        150,000          150,000,000
                                                                --------------
TOTAL TIME DEPOSITS
  (Cost $611,171,931)                                              611,171,931
                                                                --------------
VARIABLE RATE OBLIGATIONS++ -- 44.0%
American Express Centurion Corp.
       1.181%                     07/14/04         40,000           40,000,000
American Express Credit Corp. Series 144A
       1.310%                     07/20/04*       250,000          250,000,000
Bank of America Securities, L.L.C.
       1.070%                     07/01/04*       150,000          150,000,000
Beta Finance, Inc. Series 144A
       1.080%                     07/01/04*        80,000           79,995,563
Bradford & Bingley P.L.C. Series 144A
       1.120%                     07/08/04*       299,500          299,504,219
CC USA, Inc. Series 144A
       1.065%                     07/01/04*        18,000           17,998,889
       1.310%                     07/19/04         50,000           50,001,490
       1.235%                     07/21/04*        74,500           74,495,530
CFM International, Inc.
       1.260%                     07/06/04*        31,555           31,555,000
Crown Point Capital Corp. Series 144A
       1.110%                     07/12/04*       100,000           99,994,321
First USA Bank
       1.370%                     07/08/04*        20,000           20,014,661
FleetBoston Financial Corp.
       1.365%                     07/06/04*        55,600           55,664,116
General Electric Capital Corp.
       1.250%                     07/09/04*        15,000           15,000,000
       1.370%                     07/26/04*         8,500            8,506,515
       1.670%                     09/15/04          5,035            5,036,789
Goldman Sachs Group, Inc. Series 144A
       1.319%                     07/15/04*       100,000          100,000,000
       1.244%                     07/19/04*        22,000           22,000,000
       1.670%                     09/15/04*       125,000          125,130,278
HBOS Treasury Services P.L.C. Series 144A
       1.149%                     07/23/04         30,500           30,500,270
       1.315%                     07/23/04*       100,000          100,009,502
Household Finance Corp.
       3.041%                     09/16/04*        55,825           56,220,007
       1.859%                     09/24/04         54,800           54,841,587


 ANNUALIZED                                        PAR
 YIELD/RATE                       MATURITY        (000)             VALUE+
------------                      --------       --------       --------------

VARIABLE RATE OBLIGATIONS++ (CONTINUED)
K2, L.L.C. Series 144A
       1.075%                     07/01/04*      $100,000       $   99,997,910
       1.265%                     07/26/04*        45,000           44,999,072
       1.300%                     07/30/04*       100,000           99,995,813
Lehman Brothers Holdings, Inc.
       1.510%                     07/06/04         20,000           20,001,237
       1.250%                     07/19/04*        40,000           40,000,000
       1.330%                     07/22/04*       102,500          102,500,000
Money Market Trust Series A-1 144A
       1.389%                     07/15/04*       173,000          173,000,000
Morgan Stanley Dean Witter & Co.
       1.359%                     07/15/04*        38,200           38,200,000
National Rural Utilities Cooperative
  Finance Corp.
       1.530%                     08/09/04*        50,000           50,136,569
Nationwide Building Society Series 144A
       1.139%                     07/23/04         72,000           72,000,000
Northern Rock P.L.C. Series 144A
       1.110%                     07/13/04*       282,375          282,375,052
Paradigm Funding, L.L.C. Series 144A
       1.139%                     07/08/04*       120,000          120,000,000
Racers Trust Series 2002-07-MM 144A
       1.509%                     07/15/04*       133,000          133,000,039
Rural Electric Cooperative Grantor Trust
  (Kansas Electric Power Cooperative)
       1.100%                     07/07/04*        11,140           11,140,000
Tango Finance Corp. Series 144A
       1.075%                     07/01/04         31,000           31,000,000
       1.096%                     07/06/04*        20,000           19,999,825
       1.155%                     07/12/04         43,000           42,999,935
       1.204%                     07/15/04*        20,000           19,999,875
       1.245%                     07/22/04         30,000           29,999,914
       1.248%                     07/24/04*        20,000           19,999,552
       1.370%                     09/10/04*        54,000           53,997,455
Wachovia Bank N.A.
       1.380%                     07/28/04*         1,995            1,995,627
White Pine Finance, L.L.C. Series 144A
       1.060%                     07/06/04         30,000           29,999,912
       1.110%                     07/07/04*        77,000           76,994,459
       1.166%                     07/12/04*        10,000            9,999,692
       1.189%                     07/15/04*        10,000            9,999,578
       1.199%                     07/15/04         50,000           49,999,806
       1.199%                     07/15/04*        52,000           51,997,329
                                                                --------------
TOTAL VARIABLE RATE OBLIGATIONS
  (Cost $3,422,797,388)                                          3,422,797,388
                                                                --------------
YANKEE BONDS -- 3.4%
Canadian Imperial Bank of Commerce
       1.245%                     07/22/04*        25,000           24,999,501
       1.120%                     07/26/04*        40,000           39,997,468
       1.270%                     07/29/04*       200,000          199,950,245
                                                                --------------
TOTAL YANKEE BONDS
  (Cost $264,947,214)                                              264,947,214
                                                                --------------


                       See Notes to Financial Statements.

                        HARRIS INSIGHT MONEY MARKET FUND
                       STATEMENT OF NET ASSETS (CONTINUED)
                            JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

 ANNUALIZED                                        PAR
 YIELD/RATE                       MATURITY        (000)             VALUE+
------------                      --------       --------       --------------

REPURCHASE AGREEMENTS -- 4.4%
Bank of America Securities, L.L.C.
  1.500%
  Agreement dated 06/30/04, proceeds
  at maturity $344,544,400 (Collateralized
  by $357,610,799 FHLMC and FNMA
  4.500% to 7.000%, due from 03/01/18
  to 03/01/34. The market value is
  $351,420,646.)                  07/01/04       $344,530       $  344,530,045
  (Cost $344,530,045)                                           --------------

TOTAL INVESTMENTS -- 100.0%
  (Cost $7,784,779,419)                                          7,784,779,419
                                                                --------------
OTHER ASSETS AND LIABILITIES -- 0.0%
Interest receivable and other assets                                 6,841,071
Dividends payable                                                   (4,870,057)
Investment advisory fee payable                                       (622,997)
Administration fees payable                                           (282,216)
Service plan fees payable                                           (1,356,950)
Accrued expenses                                                      (136,147)
                                                                --------------
                                                                      (427,296)
                                                                --------------
NET ASSETS -- 100.0%
Applicable to 3,510,946,503 Institutional
  Shares, 1,184,918,348 N Shares, 17,703
  B Shares, 1,266,062,617 Exchange Shares,
  and 1,822,972,454 Service Shares of
  beneficial interest outstanding, $.001
  par value (indefinite number of shares
  has been authorized for each class of
  shares of the Fund (Note 8)                                   $7,784,352,123
                                                                ==============
NET ASSET VALUE, OFFERING, AND REDEMPTION
  PRICE PER SHARE EACH FOR INSTITUTIONAL
  SHARES, N SHARES, B SHARES (SUBJECT TO A
  MAXIMUM CONTINGENT DEFERRED SALES
  CHARGE OF 5.0%), EXCHANGE SHARES, AND
  SERVICE SHARES (NOTE 5)                                                $1.00
                                                                         =====


-----------------
+  See Note 2a to the Financial Statements.
++ Rate in effect on 06/30/04.
*  Date of next interest rate reset.
VR -- Variable rate demand note; interest rate in effect on 06/30/04. Maturity date is the later of the next interest rate change or exercise of the demand feature.
TECP -- Tax-Exempt Commercial Paper.
144A -- Security that may be resold to "qualified institutional buyers" under Rule 144A or security offered pursuant to section 4(2) of the Securities Act of 1933, as amended.






                       See Notes to Financial Statements.

                   HARRIS INSIGHT TAX-EXEMPT MONEY MARKET FUND
                             STATEMENT OF NET ASSETS
                            JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

 ANNUALIZED                                        PAR
 YIELD/RATE                       MATURITY        (000)             VALUE+
------------                      --------       --------       --------------

MUNICIPAL BONDS -- 99.8%
ALABAMA -- 5.0%
Chatom, Alabama, Industrial Development
  Board Pollution Control Revenue Bonds
  (Alabama Electric Project) VR
       1.280%                     07/07/04        $ 3,430       $    3,430,000
Columbia, Alabama, Industrial
  Development Board Pollution Control
  Revenue Bonds (Alabama Power Co.
  Project) Series C VR
       1.140%                     07/01/04          9,850            9,850,000
Columbia, Alabama, Industrial
  Development Board Pollution Control
  Revenue Bonds (Alabama Power Co.
  Project) Series D VR
       1.140%                     07/01/04         16,800           16,800,000
Jefferson County, Alabama, Sewer
  Revenue Bonds (Eagle) Series 20026020
  144A, Class A VR
       1.140%                     07/07/04          9,830            9,830,000
Jefferson County, Alabama, Sewer
  Revenue Bonds (Eagle) Series 20030029
  144A, Class A VR
       1.140%                     07/07/04          9,900            9,900,000
Jefferson County, Alabama, Sewer
  Revenue Bonds Series C-2 VR
       1.130%                     07/07/04         12,000           12,000,000
Jefferson County, Alabama, Sewer
  Revenue Bonds Series C-4 VR
       1.130%                     07/07/04         10,000           10,000,000
                                                                --------------
                                                                    71,810,000
                                                                --------------
ALASKA -- 1.8%
Alaska State Housing Finance Corp.
  Governmental Purpose Revenue Bonds
  (University of Alaska) Series A VR
       1.090%                     07/07/04         25,400           25,400,000

ARIZONA -- 0.7%
Salt River Project, Arizona, Agricultural
  Improvement & Power District Electrical
  Systems Revenue Bonds Series 144A,
  Class A VR
       1.140%                     07/07/04          9,900            9,900,000

CALIFORNIA -- 1.2%
California State Economic Recovery
  Revenue Bonds Series C VR
       1.040%                     07/07/04         17,500           17,500,000

COLORADO -- 2.8%
Colorado Health Facilities Authority
  Revenue Bonds (Catholic Health) Series
  B VR
       1.060%                     07/07/04         10,800           10,800,000
Moffat County, Colorado, Pollution Control
  Revenue Bonds (National Rural Utilities
  Co-Op) VR
       1.280%                     07/07/04         29,135           29,135,000
                                                                --------------
                                                                    39,935,000
                                                                --------------


 ANNUALIZED                                        PAR
 YIELD/RATE                       MATURITY        (000)             VALUE+
------------                      --------       --------       --------------

MUNICIPAL BONDS (CONTINUED)
DISTRICT OF COLUMBIA -- 0.3%
District of Columbia General Obligation
  Bonds Series 144A VR
       1.120%                     07/07/04        $ 4,100       $    4,100,000
                                                                --------------
FLORIDA -- 3.9%
Florida State Board of Education General
  Obligation Bonds (Eagle) Series 2003025
  144A, Class A VR
       1.140%                     07/07/04          4,900            4,900,000
Jea, Florida, Water & Sewer System
  Revenue Bonds Series B VR
       1.060%                     07/07/04          9,700            9,700,000
Orange County, Florida, School Board
  Certificates of Participation (STARS)
  Series 2 144A VR
       1.120%                     07/07/04          1,495            1,495,000
Orlando & Orange County, Florida,
  Expressway Authority Revenue Bonds
  Series C-4 VR
       1.060%                     07/07/04          5,000            5,000,000
Orlando & Orange County, Florida,
  Expressway Authority Revenue Bonds
  Series D VR
       1.060%                     07/07/04          5,000            5,000,000
Putnam County, Florida, Development
  Authority Pollution Control Revenue
  Bonds (Seminole Electric Co-Op, Inc.)
  PS
       1.000%                     09/15/04          9,500            9,500,000
St. Lucie County, Florida, Pollution Control
  Revenue Bonds (Florida Power & Light
  Co. Project) VR
       1.120%                     07/01/04         20,000           20,000,000
                                                                --------------
                                                                    55,595,000
                                                                --------------
GEORGIA -- 6.1%
Atlanta, Georgia, Metropolitan Rapid
  Transit Authority Sales Tax Revenue
  Bonds Series A VR
       1.010%                     07/07/04         40,000           40,000,000
Burke County, Georgia, Development
  Authority Pollution Control Revenue
  Bonds (Georgia Power Co. Plant Vogtle
  Project) 1st Series PS
       1.080%                     04/19/05         13,400           13,400,000
Gwinnett County, Georgia, Water & Sewer
  Authority Revenue Bonds (Eagle) Series
  2003021 144A, Class A VR
       1.140%                     07/07/04         16,325           16,325,000
Monroe County, Georgia, Development
  Authority Pollution Control Revenue
  Bonds (Georgia Power Co. Plant
  Scherer Project) 2nd Series PS
       1.200%                     04/19/05         17,400           17,400,000
                                                                --------------
                                                                    87,125,000
                                                                --------------

                       See Notes to Financial Statements.

                   HARRIS INSIGHT TAX-EXEMPT MONEY MARKET FUND
                       STATEMENT OF NET ASSETS (CONTINUED)
                            JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

 ANNUALIZED                                        PAR
 YIELD/RATE                       MATURITY        (000)             VALUE+
------------                      --------       --------       --------------

MUNICIPAL BONDS (CONTINUED)
HAWAII -- 0.7%
ABN AMRO Munitops Certificates Trust
  (Hawaii) Series 11 144A PS
       1.200%                     10/13/04        $ 9,980       $    9,980,000
                                                                --------------
ILLINOIS -- 15.6%
ABN AMRO Munitops Certificates Trust
  (Multistate) Series 2 144A VR
       1.120%                     07/07/04         10,000           10,000,000
ABN AMRO Munitops Certificates Trust
  (Multistate) Series 3 144A VR
       1.120%                     07/07/04         15,000           15,000,000
Cary, Illinois, Special Tax Revenue Bonds
  (Foxford Special Service Area No. 2) VR
       1.100%                     07/07/04          5,630            5,630,000
Chicago, Illinois, General Obligation Bonds
  (Eagle) Series 20030006-A 144A VR
       1.140%                     07/07/04          4,800            4,800,000
Chicago, Illinois, General Obligation Notes
  (Neighborhoods Alive 21-B) VR
       1.080%                     07/07/04         15,000           15,000,000
Cook County, Illinois, Community
  Consolidated School District No. 21
  (Wheeling) Educational Purposes Tax
  Anticipation Warrants
       3.000%                     03/01/05          3,250            3,279,999
Cook County, Illinois, East Maine School
  District No. 63 (Des Plaines) General
  Obligation Bonds
       1.850%                     12/01/04          1,300            1,303,225
Cook County, Illinois, General Obligation
  Bonds (Capital Improvement) Series B
  VR
       1.110%                     07/07/04         10,000           10,000,000
Illinois Development Finance Authority
  Revenue Bonds (Elmhurst College)
  Series A RANS
       3.000%                     08/16/04          4,350            4,359,194
Illinois Development Finance Authority
  Revenue Bonds (Lake Forest Academy)
  VR
       1.100%                     07/07/04          4,000            4,000,000
Illinois Development Finance Authority
  Revenue Bonds (McGaw YMCA
  Evanston Project) VR
       1.210%                     07/07/04          4,000            4,000,000
Illinois Development Finance Authority
  Revenue Bonds (North Park University)
  VR
       1.080%                     07/07/04         23,000           23,000,000
Illinois Development Finance Authority
  Revenue Bonds (Presbyterian Home
  Lake) Series A VR
       1.100%                     07/07/04         28,000           28,000,000
Illinois Development Finance Authority
  Revenue Bonds (Sacred Heart Schools
  Project) VR
       1.100%                     07/07/04          2,300            2,300,000


 ANNUALIZED                                        PAR
 YIELD/RATE                       MATURITY        (000)             VALUE+
------------                      --------       --------       --------------

MUNICIPAL BONDS (CONTINUED)
ILLINOIS (CONTINUED)
Illinois Educational Facilities Authority
  Revenue Bonds (Field Museum of
  Natural History) VR
       1.050%                     07/07/04        $15,400       $   15,400,000
Illinois Educational Facilities Authority
  Revenue Bonds (Northwestern
  University) VR
       1.050%                     07/07/04          2,900            2,900,000
Illinois Health Facilities Authority TECP
       1.200%                     11/15/04          5,000            5,000,000
       1.600%                     03/31/05         13,000           13,000,000
Illinois Health Facilities Authority Revenue
  Bonds (Advocate Health Care Network)
  Series A PS
       1.050%                     07/06/04         11,130           11,130,000
Illinois Health Facilities Authority Revenue
  Bonds (Resurrection Health Care)
  Series A VR
       1.100%                     07/01/04          3,800            3,800,000
Illinois State General Obligation Bonds
  (Eagle) Tax-Exempt Trust Series
  20026002 144A, Class A VR
       1.140%                     07/07/04         10,840           10,840,000
Illinois State Toll Highway Authority
  Revenue Bonds Series B VR
       1.050%                     07/07/04         25,750           25,750,000
Winnebago & Boone Counties, Illinois,
  Rockland School District No. 205 Tax
  Anticipation Warrants
       2.270%                     10/28/04          4,000            4,007,300
                                                                --------------
                                                                   222,499,718
                                                                --------------
INDIANA -- 8.7%
ABN AMRO Munitops Certificates Trust
  (Multistate) Series 5 144A VR
       1.120%                     07/07/04         10,746           10,746,000
ABN AMRO Munitops Certificates Trust
  (Multistate) Series 7 144A PS
       1.120%                     07/07/04          5,000            5,000,000
ABN AMRO Munitops Certificates Trust
  (Multistate) Series 21 144A PS
       1.300%                     09/29/04         12,020           12,020,000
Indiana Health Facility Financing Authority
  Hospital Revenue Bonds (Clarian Health
  Obligated Group) Series H VR
       1.080%                     07/01/04         25,500           25,500,000
Indiana Health Facility Financing Authority
  Revenue Bonds (Ascension Health
  Credit Group) Series A-1 PS
       0.980%                     07/02/04         20,000           20,000,000
Indiana Health Facility Financing Authority
  Revenue Bonds (Ascension Health
  Credit Group) Series A-3 PS
       1.050%                     03/01/05          5,000            5,000,000
Indiana Health Facility Financing Authority
  Revenue Bonds (Union Hospital, Inc.
  Project) VR
       1.160%                     07/07/04          7,800            7,800,000

                       See Notes to Financial Statements.

                   HARRIS INSIGHT TAX-EXEMPT MONEY MARKET FUND
                       STATEMENT OF NET ASSETS (CONTINUED)
                            JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

 ANNUALIZED                                        PAR
 YIELD/RATE                       MATURITY        (000)             VALUE+
------------                      --------       --------       --------------

MUNICIPAL BONDS (CONTINUED)
INDIANA (CONTINUED)
Indiana State Educational Facilities
  Authority Revenue Bonds (Wabash
  College Project) VR
       1.110%                     07/07/04        $ 3,000       $    3,000,000
Indiana State Office Building Commission
  TECP
       0.970%                     08/13/04          4,000            4,000,000
Indiana University Revenue Bonds Series
  144A VR
       1.140%                     07/07/04          4,265            4,265,000
Purdue University, Indiana, Student
  Facilities System Revenue Bonds
  Series A VR
       1.090%                     07/07/04         27,600           27,600,000
                                                                --------------
                                                                   124,931,000
                                                                --------------
KENTUCKY -- 2.3%
Clark County, Kentucky, Pollution Control
  Revenue Bonds (East Kentucky Power
  Co-Op) Series J-2 VR
       1.080%                     09/15/04          5,000            5,000,000
Kentucky Economic Development Finance
  Authority Hospital Facilities Revenue
  Bonds (Baptist Healthcare System)
  Series B VR
       1.040%                     07/07/04          9,250            9,250,000
Kentucky Economic Development Finance
  Authority Hospital Facilities Revenue
  Bonds (Baptist Healthcare System)
  Series C VR
       1.100%                     07/01/04          7,000            7,000,000
Mason County, Kentucky, Pollution Control
  Revenue Bonds (East Kentucky Power
  Co-Op) Series B-2 VR
       1.280%                     07/07/04          6,920            6,920,000
Mason County, Kentucky, Pollution Control
  Revenue Bonds (East Kentucky Power
  Co-Op) Series B-3 VR
       1.280%                     07/07/04          4,860            4,860,000
                                                                --------------
                                                                    33,030,000
                                                                --------------
LOUISIANA -- 1.2%
Lake Charles, Louisiana, Harbor Terminal
  District Revenue Bonds (Conoco, Inc.
  Project) Series A VR
       1.050%                     07/07/04         12,100           12,100,000
Louisiana Offshore Terminal Authority
  Deepwater Port Revenue Bonds (Loop
  L.L.C. Project) Series B VR
       1.080%                     07/07/04          5,700            5,700,000
                                                                --------------
                                                                    17,800,000
                                                                --------------
MASSACHUSETTS -- 3.4%
Gill-Montague, Massachusetts, Regional
  School District BANS
       2.000%                     07/29/04          5,000            5,003,213


 ANNUALIZED                                        PAR
 YIELD/RATE                       MATURITY        (000)             VALUE+
------------                      --------       --------       --------------

MUNICIPAL BONDS (CONTINUED)
MASSACHUSETTS (CONTINUED)
Massachusetts Water Resources Authority
  TECP
       1.100%                     07/22/04        $13,500       $   13,500,000
Route 3 North Transportation Improvement
  Association, Massachusetts Lease
  Revenue Bonds Series B VR
       1.050%                     07/07/04         30,000           30,000,000
                                                                --------------
                                                                    48,503,213
                                                                --------------
MICHIGAN -- 4.9%
Detroit, Michigan, City School District
  General Obligation Bonds (Eagle)
  Series 20026013 144A, Class A VR
       1.140%                     07/07/04          7,680            7,680,000
Detroit, Michigan, City School District
  General Obligation Bonds (Eagle)
  Series 20026014 144A, Class A VR
       1.140%                     07/07/04          7,200            7,200,000
Grand Valley State University, Michigan
  Revenue Bonds Series A VR
       1.090%                     07/07/04         16,260           16,260,000
Grand Valley State University, Michigan
  Revenue Bonds Series B VR
       1.090%                     07/07/04          7,000            7,000,000
Kalamazoo, Michigan, Hospital Finance
  Authority Revenue Bonds (Bronson
  Methodist Hospital) VR
       1.120%                     07/07/04          7,000            7,000,000
Michigan State General Obligation Notes
  Series A
       2.000%                     09/30/04         12,000           12,030,338
Michigan State Strategic Fund Limited
  Obligation Revenue Bonds (Detroit
  Symphony Orchestra Project) Series B
  VR
       1.090%                     07/01/04          4,850            4,850,000
Michigan State Strategic Fund Limited
  Obligation Revenue Bonds (Southgate
  Properties Project) VR
       1.120%                     07/07/04          7,245            7,245,000
                                                                --------------
                                                                    69,265,338
                                                                --------------
MISSISSIPPI -- 0.9%
Claiborne County, Mississippi TECP
       1.280%                     09/22/04          2,000            2,000,000
Mississippi State General Obligation Bonds
  (Capital Improvement) Series E VR
       1.060%                     07/07/04          6,895            6,895,000
Mississippi State General Obligation Bonds
  (Eagle) Series 20026018 144A, Class A VR
       1.140%                     07/07/04          4,000            4,000,000
                                                                --------------
                                                                    12,895,000
                                                                --------------


                       See Notes to Financial Statements.

                   HARRIS INSIGHT TAX-EXEMPT MONEY MARKET FUND
                       STATEMENT OF NET ASSETS (CONTINUED)
                            JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

 ANNUALIZED                                        PAR
 YIELD/RATE                       MATURITY        (000)             VALUE+
------------                      --------       --------       --------------

MUNICIPAL BONDS (CONTINUED)
MISSOURI -- 1.4%
Bi State Development Agency,
  Missouri-Illinois Metropolitan District
  Mass Transit Revenue Bonds (MetroLink
  Cross County Project) Series A VR
       1.030%                     07/07/04        $ 7,000       $    7,000,000
Missouri State Health & Educational
  Facilities Authority Revenue Bonds
  (Eagle) Series 20026026 144A, Class A
  VR
       1.140%                     07/07/04          2,700            2,700,000
Missouri State Health & Educational
  Facilities Authority Revenue Bonds
  (Washington University) (Eagle)
  Series 20030003 144A, Class A VR
       1.140%                     07/07/04          9,900            9,900,000
                                                                --------------
                                                                    19,600,000
                                                                --------------
NEVADA -- 0.8%
ABN AMRO Munitops Certificates Trust
  (Multistate) Series 19 144A PS
       1.300%                     10/20/04         10,950           10,950,000

NEW YORK -- 3.3%
New York City, New York, Municipal Water
  Finance Authority Water & Sewer
  System Revenue Bonds Series G VR
       1.030%                     07/01/04          2,800            2,800,000
New York City, New York, Transitional
  Finance Authority Certificates (STARS)
  Series 1 144A VR
       1.110%                     07/07/04          1,000            1,000,000
New York City, New York, Transitional
  Finance Authority Certificates (STARS)
  Series 7 144A VR
       1.110%                     07/07/04          3,190            3,190,000
New York City, New York, Transitional
  Finance Authority Revenue Bonds (New
  York City Recovery) Subseries B-3 VR
       1.120%                     07/01/04          9,000            9,000,000
New York State Thruway Authority Second
  General Highway & Bridge Trust Fund
  Certificates (STARS) Series 4 144A VR
       1.100%                     07/07/04          1,010            1,010,000
Triborough Bridge & Tunnel Authority,
  New York Revenue Bonds Series B VR
       1.070%                     07/07/04         30,000           30,000,000
                                                                --------------
                                                                    47,000,000
                                                                --------------
NORTH CAROLINA -- 0.5%
North Carolina State General Obligation
  Bonds Series E
       4.000%                     02/01/05          6,765            6,884,378

OHIO -- 0.6%
Ohio State Higher Educational Facility
  Commission Revenue Bonds (Pooled
  Financing 2002 Program) Series A VR
       1.080%                     07/07/04          7,155            7,155,000


 ANNUALIZED                                        PAR
 YIELD/RATE                       MATURITY        (000)             VALUE+
------------                      --------       --------       --------------

MUNICIPAL BONDS (CONTINUED)
OHIO (CONTINUED)
Ohio State Higher Educational Facility
  Commission Revenue Bonds (Pooled
  Financing 2003 Program) Series A VR
       1.080%                     07/07/04        $ 1,945       $    1,945,000
                                                                --------------
                                                                     9,100,000
                                                                --------------
OKLAHOMA -- 0.8%
Tulsa, Oklahoma, Industrial Authority
  Revenue Bonds (University of Tulsa)
  Series B VR
       1.060%                     07/07/04         11,870           11,870,000

OREGON -- 2.5%
Clakamas County, Oregon, Hospital Facility
  Authority Revenue Bonds (Legacy
  Health System) VR
       1.080%                     07/07/04         20,000           20,000,000
Eugene, Oregon, Electric Utility Revenue
  Bonds (Eagle) Series 2003002 144A,
  Class A VR
       1.140%                     07/07/04          5,880            5,880,000
Oregon State TANS
       2.250%                     11/15/04         10,000           10,043,700
                                                                --------------
                                                                    35,923,700
                                                                --------------
PENNSYLVANIA -- 2.4%
Pennsylvania Intergovernmental
  Cooperation Authority Special Tax
  Revenue Refunding Bonds (City of
  Philadelphia Funding Program) VR
       1.080%                     07/07/04         24,200           24,200,000
Pennsylvania State Turnpike Revenue
  Bonds (Commonwealth Turnpike)
  Series A-3 VR
       1.040%                     07/07/04         10,000           10,000,000
                                                                --------------
                                                                    34,200,000
                                                                --------------
SOUTH CAROLINA -- 0.5%
Oconee County, South Carolina, Pollution
  Control Facilities Revenue Bonds (Duke
  Energy Corporation Project) VR
       1.110%                     07/07/04          7,000            7,000,000

TENNESSEE -- 0.4%
Metropolitan Government of Nashville &
  Davidson County, Tennessee Health &
  Educational Facilities Board Revenue
  Bonds (Ascension Health) PS
       1.200%                     01/04/05          6,000            6,000,000

TEXAS -- 12.1%
ABN AMRO Munitops Certificates Trust
  (Multistate) Series 8 144A VR
       1.120%                     07/07/04          5,000            5,000,000
ABN AMRO Munitops Certificates Trust
  (Multistate) Series 13 144A VR
       1.120%                     07/07/04          6,000            6,000,000


                       See Notes to Financial Statements.

                   HARRIS INSIGHT TAX-EXEMPT MONEY MARKET FUND
                       STATEMENT OF NET ASSETS (CONTINUED)
                            JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

 ANNUALIZED                                        PAR
 YIELD/RATE                       MATURITY        (000)             VALUE+
------------                      --------       --------       --------------

MUNICIPAL BONDS (CONTINUED)
TEXAS (CONTINUED)
ABN AMRO Munitops Certificates Trust
  (Multistate) Series 15 144A PS
       1.040%                     07/07/04        $15,925       $   15,925,000
Denton, Texas, Independent School
  District General Obligation Bonds
  Series B PS
       1.150%                     08/15/04         10,000           10,000,000
Harris County, Texas, Health Facilities
  Development Corp. Revenue Bonds
  Series 144A PS
       1.100%                     11/04/04          6,095            6,095,000
Houston, Texas, Water & Sewer System
  Revenue Bonds (STARS) Series 14 144A
  VR
       1.120%                     07/07/04          1,000            1,000,000
Nueces County, Texas, Health Facilities
  Development Corp. Revenue Bonds
  (Driscoll Children's Foundation Project)
  VR
       1.090%                     07/07/04         17,600           17,600,000
San Antonio, Texas, Electric & Gas
  Revenue Bonds VR
       1.090%                     07/07/04          9,500            9,500,000
Texas Small Business Industrial
  Development Revenue Bonds VR
       1.090%                     07/07/04         25,200           25,200,000
Texas State General Obligation Bonds
  (Eagle) Series 200030026 144A, Class A
  VR
       1.140%                     07/07/04          2,410            2,410,000
Texas State General Obligation Bonds
  (Veterans Housing Assistance Program
  Fund I) VR
       1.050%                     07/07/04         24,305           24,305,000
Texas State TRANS
       2.000%                     08/31/04         40,000           40,057,179
Texas State Turnpike Authority, Central
  Texas Turnpike System Revenue Bonds
  (Eagle) Series 20030008 144A, Class A VR
       1.140%                     07/07/04          9,900            9,900,000
                                                                --------------
                                                                   172,992,179
                                                                --------------
UTAH -- 0.7%
Intermountain Power Supply Agency
  Revenue Bonds Series E VR
       0.920%                     09/15/04         10,000           10,000,000

VIRGINIA -- 1.6%
Clarke County, Virginia, Industrial
  Development Authority Hospital
  Facilities Revenue Bonds (Winchester
  Medical Center, Inc.) VR
       1.060%                     07/07/04         22,600           22,600,000

WASHINGTON -- 2.4%
Issaquah, Washington, Community
  Properties Revenue Bonds Series A VR
       1.100%                     07/07/04         15,000           15,000,000


 ANNUALIZED                                        PAR
 YIELD/RATE                       MATURITY        (000)             VALUE+
------------                      --------       --------       --------------

MUNICIPAL BONDS (CONTINUED)
WASHINGTON (CONTINUED)
Washington State General Obligation
  Bonds Series 144A VR
       1.140%                     07/07/04        $ 2,285       $    2,285,000
Washington State Public Power Supply
  Systems Revenue Bonds (Nuclear
  Project No. 1) VR
       1.020%                     07/07/04         17,160           17,160,000
                                                                --------------
                                                                    34,445,000
                                                                --------------
WEST VIRGINIA -- 1.1%
ABN AMRO Munitops Certificates Trust
  (Multistate) Series 12 144A VR
       1.120%                     07/07/04         15,000           15,000,000

WISCONSIN -- 6.4%
Antigo Unified School District, Wisconsin
  TRANS
       1.500%                     10/29/04          4,100            4,104,248
Kettle Moraine School District, Wisconsin
  (Waukesha & Jefferson Counties) BANS
       1.100%                     09/03/04          5,500            5,500,183
Luxemburg-Casco School District,
  Wisconsin TRANS
       1.500%                     10/29/04          3,055            3,058,365
Menomonee Falls School District,
  Wisconsin TRANS
       1.750%                     08/19/04          5,750            5,754,414
Milwaukee, Wisconsin, Redevelopment
  Authority Revenue Bonds (American
  Society for Quality) VR
       1.130%                     07/07/04          2,000            2,000,000
Monona Grove School District, Wisconsin
  TRANS
       1.500%                     10/28/04          2,050            2,052,172
Monroe School District, Wisconsin TRANS
       1.500%                     10/15/04          5,350            5,354,589
Nicolet High School District, Wisconsin
  TRANS
       1.500%                     10/29/04          1,500            1,501,599
Northland Pines School District, Wisconsin
  BANS
       1.550%                     11/11/04          7,125            7,131,865
Oconomowoc Area School District,
  Wisconsin TRANS
       1.750%                     09/23/04          6,000            6,006,932
Randall, Wisconsin BANS
       2.400%                     10/01/04          1,775            1,779,641
Sun Prairie Area School District (Dane &
  Columbia Counties), Wisconsin BANS
       1.600%                     10/06/04          4,750            4,755,262
Swallow School District, Wisconsin
  (Waukesha County) BANS
       2.100%                     05/02/05          3,500            3,504,356
Verona Area School District, Wisconsin
  TRANS
       1.500%                     08/25/04          7,550            7,554,818


                       See Notes to Financial Statements.

                   HARRIS INSIGHT TAX-EXEMPT MONEY MARKET FUND
                       STATEMENT OF NET ASSETS (CONTINUED)
                            JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

 ANNUALIZED                                        PAR
 YIELD/RATE                       MATURITY        (000)             VALUE+
------------                      --------       --------       --------------

MUNICIPAL BONDS (CONTINUED)
WISCONSIN (CONTINUED)
Waunakee Community School District,
  Wisconsin (Dane County) BANS
       1.550%                     04/01/05        $ 2,650       $    2,651,030
Wisconsin Health & Educational Facilities
  Authority Revenue Bonds (Wheaton
  Franciscan Services, Inc. System)
  Series B VR
       1.080%                     07/01/04         28,300           28,300,000
                                                                --------------
                                                                    91,009,474
                                                                --------------
WYOMING -- 2.8%
Platte County, Wyoming, Pollution Control
  Revenue Bonds (Tri-State Generation &
  Transmission Association) Series A VR
       1.140%                     07/01/04         25,200           25,200,000
Platte County, Wyoming, Pollution Control
  Revenue Bonds (Tri-State Generation &
  Transmission Association) Series B VR
       1.140%                     07/01/04          1,850            1,850,000
Uinta County, Wyoming, Pollution Control
  Revenue Bonds (Chevron, Inc. Project)
  VR
       1.050%                     07/01/04         13,350           13,350,000
                                                                --------------
                                                                    40,400,000
                                                                --------------
TOTAL MUNICIPAL BONDS
  (Cost $1,425,244,000)                                          1,425,244,000
                                                                --------------


                                                   SHARES
                                                  --------
TEMPORARY INVESTMENTS -- 0.0%
AIM Tax-Free Investment Co. Cash
  Reserve Portfolio                                17,185               17,185
Goldman Sachs Financial Square
  Tax-Exempt Money Market Portfolio               394,627              394,627
                                                                --------------
TOTAL TEMPORARY INVESTMENTS
  (Cost $411,812)                                                      411,812
                                                                --------------
TOTAL INVESTMENTS -- 99.8%
  (Cost $1,425,655,812)                                          1,425,655,812
                                                                --------------


                                                                    VALUE+
                                                                --------------

OTHER ASSETS AND LIABILITIES -- 0.2%
Interest receivable and other assets                            $    4,121,480
Dividends payable                                                     (883,861)
Investment advisory fee payable                                       (132,542)
Administration fees payable                                           (153,653)
Service plan fees payable                                             (166,265)
Accrued expenses                                                       (11,736)
                                                                --------------
                                                                     2,773,423
                                                                --------------
NET ASSETS -- 100.0%
Applicable to 1,031,687,827 Institutional
  Shares, 206,122,758 N Shares, and
  190,808,521 Service Shares of beneficial
  interest outstanding, $.001 par value
  (indefinite number of shares has been
  authorized for each class of shares of
  the Fund) (Note 8)                                            $1,428,429,235
                                                                ==============

NET ASSET VALUE, OFFERING, AND REDEMPTION
  PRICE PER SHARE EACH FOR INSTITUTIONAL
  SHARES, N SHARES, AND SERVICE SHARES                                   $1.00
                                                                         =====


---------------
+  See Note 2a to the Financial Statements.
PS -- Security with a "put" feature; date shown is when security may be put back for redemption.
VR -- Variable rate demand note; interest rate in effect on 6/30/04. Maturity date is the later of the next interest rate change or exercise of the demand feature.
BANS -- Bond Anticipation Note.
RANS -- Revenue Anticipation Note.
TANS -- Tax Anticipation Note.
TECP -- Tax-Exempt Commercial Paper.
TRANS -- Tax and Revenue Anticipation Note.
144A -- Security that may be resold to "qualified institutional buyers" under Rule 144A or security offered pursuant to section 4(2) of the Securities Act of 1933, as amended.




                       See Notes to Financial Statements.

                              HARRIS INSIGHT FUNDS
                            STATEMENTS OF OPERATIONS
               FOR THE SIX MONTHS ENDED JUNE 30, 2004 (UNAUDITED)

                                                                                    MONEY MARKET FUNDS
                                                                        --------------------------------------------
                                                                         GOVERNMENT                      TAX-EXEMPT
                                                                        MONEY MARKET    MONEY MARKET    MONEY MARKET
                                                                            FUND            FUND            FUND
                                                                        ------------    ------------    ------------
INVESTMENT INCOME:
  Interest ............................................................  $10,141,191     $43,315,734     $7,114,376
  Dividends ...........................................................           --              --             --
  Securities lending income ...........................................           --              --             --
  Foreign taxes withheld ..............................................           --              --             --
                                                                         -----------     -----------     ----------
    Total investment income                                               10,141,191      43,315,734      7,114,376
                                                                         -----------     -----------     ----------
EXPENSES (NOTE 2D):
  Investment advisory fee (Note 3) ....................................      917,615       3,793,245        695,267
  Rule 12b - 1 fee (Note 4) ...........................................    1,011,888       2,163,008        248,178
  Shareholder services fee (Note 4) ...................................    1,822,511       4,277,886        505,337
  Program fee (Note 4) ................................................    2,687,969       4,949,418        436,572
  Commitment fee (Note 11) ............................................       11,809          49,849          8,878
  Transfer agency fee (Note 3) ........................................       39,923         158,557         30,294
  Administration fee (Note 3) .........................................    1,055,172       4,446,269        799,442
  Custodian fee (Note 3) ..............................................       35,052         156,925         28,833
  Directors' fees and expenses ........................................       15,145          63,934         11,386
  Audit fee ...........................................................       18,405          86,695         13,836
  Legal fee ...........................................................       14,232          81,636         10,696
  Reports to shareholders .............................................       36,770         155,673         28,224
  Registration fees ...................................................       28,665          36,127         24,024
  Miscellaneous .......................................................      (12,660)        166,381        (11,700)
                                                                         -----------     -----------     ----------
    Total expenses ....................................................    7,682,496      20,585,603      2,829,267
                                                                         -----------     -----------     ----------
  Less administration fee waived (Note 3) .............................     (359,090)     (2,713,673)            --
  Less service plan fees waived (Note 4) ..............................   (1,257,791)     (2,428,683)      (255,220)
                                                                         -----------     -----------     ----------
    Net expenses ......................................................    6,065,615      15,443,247      2,574,047
                                                                         -----------     -----------     ----------
  NET INVESTMENT INCOME/(LOSS) ........................................    4,075,576      27,872,487      4,540,329
                                                                         -----------     -----------     ----------
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS (NOTE 7): ......        6,607          25,891         (2,141)
                                                                         -----------     -----------     ----------
INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS .....................  $ 4,082,183     $27,898,378     $4,538,188
                                                                         ===========     ===========     ==========




                       See Notes to Financial Statements.

                              HARRIS INSIGHT FUNDS
                       STATEMENTS OF CHANGES IN NET ASSETS
               FOR THE SIX MONTHS ENDED JUNE 30, 2004 (UNAUDITED)

                                                                                              MONEY MARKET FUNDS
                                                                             ------------------------------------------------------
                                                                               GOVERNMENT                              TAX-EXEMPT
                                                                              MONEY MARKET        MONEY MARKET        MONEY MARKET
                                                                                  FUND                FUND                FUND
                                                                             --------------      --------------      --------------
INCREASE/(DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income/(loss) ...........................................     $    4,075,576      $   27,872,487      $    4,540,329
Net realized gain/(loss) on investment transactions ....................              6,607              25,891              (2,141)
                                                                             --------------      --------------      --------------
Increase/(decrease) in net assets from operations ......................          4,082,183          27,898,378           4,538,188
                                                                             --------------      --------------      --------------
DISTRIBUTIONS TO SHAREHOLDERS (NOTES 2B AND 2C):
Net investment income:
  Institutional Shares .................................................         (1,570,845)        (17,541,995)         (3,840,104)
  N Shares .............................................................           (944,182)         (3,814,517)           (504,893)
  B Shares .............................................................                 --                 (44)                 --
  Exchange Shares ......................................................                 --          (3,175,606)                 --
  Service Shares .......................................................         (1,568,700)         (3,340,325)           (195,332)
                                                                             --------------      --------------      --------------
Total distributions from net investment income .........................         (4,083,727)        (27,872,487)         (4,540,329)
                                                                             --------------      --------------      --------------
CAPITAL SHARE TRANSACTIONS (NOTE 6):
Increase/(decrease) in net assets from capital share transactions in:
  Institutional Shares .................................................        134,433,672        (278,301,308)        184,414,609
  N Shares .............................................................       (107,980,209)       (116,345,798)        (31,753,678)
  B Shares .............................................................                 --             (27,239)                 --
  Exchange Shares ......................................................                 --         787,429,915                  --
  Service Shares .......................................................         11,305,938        (336,444,066)         10,734,873
                                                                             --------------      --------------      --------------
Increase/(decrease) in net assets from capital share
  transactions .........................................................         37,759,401          56,311,504         163,395,804
                                                                             --------------      --------------      --------------
Total increase/(decrease) in net assets ................................         37,757,857          56,337,395         163,393,663

NET ASSETS:
Beginning of period ....................................................      1,759,632,969       7,728,014,728       1,265,035,572
                                                                             --------------      --------------      --------------
End of period ..........................................................     $1,797,390,826      $7,784,352,123      $1,428,429,235
                                                                             ==============      ==============      ==============





                       See Notes to Financial Statements.

                              HARRIS INSIGHT FUNDS
                       STATEMENTS OF CHANGES IN NET ASSETS
                      FOR THE YEAR ENDED DECEMBER 31, 2003

                                                                                              MONEY MARKET FUNDS
                                                                             ------------------------------------------------------
                                                                               GOVERNMENT                              TAX-EXEMPT
                                                                              MONEY MARKET        MONEY MARKET        MONEY MARKET
                                                                                  FUND                FUND                FUND
                                                                             --------------      --------------      --------------
INCREASE/(DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income/(loss) ...........................................     $    7,239,226      $   68,434,505      $    9,353,091
Net realized gain/(loss) on investment transactions ....................              8,229             (22,026)             (4,393)
                                                                             --------------      --------------      --------------
Increase/(decrease) in net assets from operations ......................          7,247,455          68,412,479           9,348,698
                                                                             --------------      --------------      --------------
DISTRIBUTIONS TO SHAREHOLDERS (NOTES 2B AND 2C):
Net investment income:
  Institutional Shares .................................................         (2,987,191)        (45,629,443)         (7,758,569)
  N Shares .............................................................         (2,059,530)         (8,934,202)         (1,231,710)
  B Shares .............................................................                 --                 (56)                 --
  Exchange Shares ......................................................                 --          (6,674,094)                 --
  Service Shares .......................................................         (2,217,561)         (7,224,173)           (362,812)
                                                                             --------------      --------------      --------------
Total distributions from net investment income .........................         (7,264,282)        (68,461,968)         (9,353,091)
                                                                             --------------      --------------      --------------
CAPITAL SHARE TRANSACTIONS (NOTE 6):
Increase/(decrease) in net assets from capital share transactions in:
  Institutional Shares .................................................        (11,648,271)     (1,120,051,626)         31,971,540
  N Shares .............................................................         72,185,141           3,869,787          27,158,348
  B Shares .............................................................                 --              29,828                  --
  Exchange Shares ......................................................                 --        (955,889,825)                 --
  Service Shares .......................................................        937,704,598         891,519,748         101,291,767
                                                                             --------------      --------------      --------------
Increase/(decrease) in net assets from capital share
  transactions .........................................................        998,241,468      (1,180,522,088)        160,421,655
                                                                             --------------      --------------      --------------
Total increase/(decrease) in net assets ................................        998,224,641      (1,180,571,577)        160,417,262

NET ASSETS:
Beginning of period ....................................................        761,408,328       8,908,586,305       1,104,618,310
                                                                             --------------      --------------      --------------
End of period ..........................................................     $1,759,632,969      $7,728,014,728      $1,265,035,572
                                                                             ==============      ==============      ==============





                       See Notes to Financial Statements.

                              HARRIS INSIGHT FUNDS
                              FINANCIAL HIGHLIGHTS
                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                       NET                                                                             NET
                                      ASSET                           TOTAL         DISTRIBUTIONS                     ASSET
                                      VALUE           NET             FROM            FROM NET                        VALUE
                                    BEGINNING     INVESTMENT       INVESTMENT        INVESTMENT        TOTAL          END OF
                                    OF PERIOD       INCOME         OPERATIONS          INCOME      DISTRIBUTIONS      PERIOD
-----------------------------------------------------------------------------------------------------------------------------------
----------------------------
GOVERNMENT MONEY MARKET FUND
----------------------------
INSTITUTIONAL SHARES
01/01/04 to 06/30/04(6)              $1.00          $0.005           $0.005           $(0.005)        $(0.005)        $1.00
12/31/03                              1.00           0.010            0.010            (0.010)         (0.010)         1.00
12/31/02                              1.00           0.016            0.016            (0.016)         (0.016)         1.00
12/31/01                              1.00           0.040            0.040            (0.040)         (0.040)         1.00
12/31/00                              1.00           0.061            0.061            (0.061)         (0.061)         1.00
12/31/99                              1.00           0.049            0.049            (0.049)         (0.049)         1.00
-----------------------------------------------------------------------------------------------------------------------------------
N SHARES
01/01/04 to 06/30/04(6)              $1.00          $0.003           $0.003           $(0.003)        $(0.003)        $1.00
12/31/03                              1.00           0.007            0.007            (0.007)         (0.007)         1.00
12/31/02                              1.00           0.013            0.013            (0.013)         (0.013)         1.00
12/31/01                              1.00           0.036            0.036            (0.036)         (0.036)         1.00
12/31/00                              1.00           0.057            0.057            (0.057)         (0.057)         1.00
12/31/99                              1.00           0.046            0.046            (0.046)         (0.046)         1.00
-----------------------------------------------------------------------------------------------------------------------------------
SERVICE SHARES
01/01/04 to 06/30/04(6)              $1.00          $0.001           $0.001           $(0.001)        $(0.001)        $1.00
12/31/03                              1.00           0.004            0.004            (0.004)         (0.004)         1.00
05/07/02(3) to 12/31/02               1.00           0.006            0.006            (0.006)         (0.006)         1.00

-----------------
MONEY MARKET FUND
-----------------
INSTITUTIONAL SHARES
01/01/04 to 06/30/04(6)              $1.00          $0.005           $0.005           $(0.005)        $(0.005)        $1.00
12/31/03                              1.00           0.011            0.011            (0.011)         (0.011)         1.00
12/31/02                              1.00           0.018            0.018            (0.018)         (0.018)         1.00
12/31/01                              1.00           0.041            0.041            (0.041)         (0.041)         1.00
12/31/00                              1.00           0.063            0.063            (0.063)         (0.063)         1.00
12/31/99                              1.00           0.052            0.052            (0.052)         (0.052)         1.00
-----------------------------------------------------------------------------------------------------------------------------------
N SHARES
01/01/04 to 06/30/04(6)              $1.00          $0.003           $0.003           $(0.003)        $(0.003)        $1.00
12/31/03                              1.00           0.007            0.007            (0.007)         (0.007)         1.00
12/31/02                              1.00           0.015            0.015            (0.015)         (0.015)         1.00
12/31/01                              1.00           0.038            0.038            (0.038)         (0.038)         1.00
12/31/00                              1.00           0.059            0.059            (0.059)         (0.059)         1.00
12/31/99                              1.00           0.048            0.048            (0.048)         (0.048)         1.00
-----------------------------------------------------------------------------------------------------------------------------------
B SHARES
01/01/04 to 06/30/04(6)              $1.00          $0.001           $0.001           $(0.001)        $(0.001)        $1.00
12/31/03                              1.00           0.002            0.002            (0.002)         (0.002)         1.00
07/26/02 to 12/31/02                  1.00           0.003            0.003            (0.003)         (0.003)         1.00
06/29/01(3) to 12/31/01               1.00           0.004            0.004            (0.004)         (0.004)         1.00
-----------------------------------------------------------------------------------------------------------------------------------
EXCHANGE SHARES
01/01/04 to 06/30/04(6)              $1.00          $0.005           $0.005           $(0.005)        $(0.005)        $1.00
12/31/03                              1.00           0.010            0.010            (0.010)         (0.010)         1.00
12/31/02                              1.00           0.018            0.018            (0.018)         (0.018)         1.00
07/12/01(3) to 12/31/01               1.00           0.014            0.014            (0.014)         (0.014)         1.00
-----------------------------------------------------------------------------------------------------------------------------------



                       See Notes to Financial Statements.

                                                         NET                          RATIO OF EXPENSES
                                                        ASSETS         RATIO OF           TO AVERAGE            RATIO OF NET
                                                        END OF        EXPENSES TO         NET ASSETS         INVESTMENT INCOME
                                       TOTAL            PERIOD        AVERAGE NET         (EXCLUDING           TO AVERAGE NET
                                      RETURN            (000)           ASSETS              WAIVERS)               ASSETS
-----------------------------------------------------------------------------------------------------------------------------------
----------------------------
GOVERNMENT MONEY MARKET FUND
----------------------------
INSTITUTIONAL SHARES
01/01/04 to 06/30/04(6)               0.46%(2)       $  384,276          0.20%(1)            0.24%(1)               0.93%(1)
12/31/03                              1.02              249,842          0.19                0.24                   1.01
12/31/02                              1.65              261,492          0.20                0.26                   1.62
12/31/01                              4.04              249,444          0.20                0.25                   4.01
12/31/00                              6.24              314,497          0.20                0.25                   6.11
12/31/99                              5.04              210,521          0.20                0.24                   4.93
-----------------------------------------------------------------------------------------------------------------------------------
N SHARES
01/01/04 to 06/30/04(6)               0.29%(2)       $  266,329          0.55%(1)            0.59%(1)               0.58%(1)
12/31/03                              0.67              374,310          0.54                0.59                   0.66
12/31/02                              1.30              302,126          0.55                0.61                   1.27
12/31/01                              3.68              282,782          0.55                0.60                   3.62
12/31/00                              5.87              333,934          0.55                0.60                   5.72
12/31/99                              4.67              289,651          0.55                0.59                   4.58
-----------------------------------------------------------------------------------------------------------------------------------
SERVICE SHARES
01/01/04 to 06/30/04(6)               0.14%(2)       $1,146,786          0.85%(1)            1.12%(1)               0.28%(1)
12/31/03                              0.37            1,135,481          0.80                1.13                   0.32
05/07/02(3) to 12/31/02               0.57(2)           197,790          0.94(1)             1.16(1)                0.78(1)

-----------------
MONEY MARKET FUND
-----------------
INSTITUTIONAL SHARES
01/01/04 to 06/30/04(6)               0.49%(2)       $3,510,677          0.17%(1)            0.24%(1)               0.97%(1)
12/31/03                              1.10            3,788,967          0.17                0.23                   1.10
12/31/02                              1.83            4,909,006          0.17                0.23                   1.79
12/31/01                              4.21            2,237,567          0.19                0.23                   4.16
12/31/00                              6.46            2,066,227          0.18                0.23                   6.26
12/31/99                              5.29            2,084,723          0.19                0.24                   5.20
-----------------------------------------------------------------------------------------------------------------------------------
N SHARES
01/01/04 to 06/30/04(6)               0.31%(2)       $1,184,826          0.52%(1)            0.59%(1)               0.62%(1)
12/31/03                              0.74            1,301,168          0.52                0.58                   0.75
12/31/02                              1.48            1,297,318          0.52                0.58                   1.44
12/31/01                              3.85            1,542,392          0.54                0.58                   3.81
12/31/00                              6.09            1,293,794          0.53                0.58                   5.91
12/31/99                              4.92            1,053,228          0.54                0.59                   4.85
-----------------------------------------------------------------------------------------------------------------------------------
B SHARES
01/01/04 to 06/30/04(6)               0.13%(2)(4)    $       18          0.89%(1)            1.24%(1)               0.25%(1)
12/31/03                              0.24(4)                45          0.98                1.22                   0.25
07/26/02 to 12/31/02                  0.30(2)(4)             15          1.17(1)             1.23(1)                0.73(1)
06/29/01(3) to 12/31/01                N/A(5)                --          1.19(1)             1.23(1)                2.84(1)
-----------------------------------------------------------------------------------------------------------------------------------
EXCHANGE SHARES
01/01/04 to 06/30/04(6)               0.47%(2)       $1,266,017          0.17%(1)            0.29%(1)               0.97%(1)
12/31/03                              1.05              478,586          0.22                0.28                   1.10
12/31/02                              1.79            1,434,436          0.22                0.28                   1.70
07/12/01(3) to 12/31/01               1.41(2)           343,617          0.24(1)             0.28(1)                2.69(1)
-----------------------------------------------------------------------------------------------------------------------------------




                       See Notes to Financial Statements.

                              HARRIS INSIGHT FUNDS
                        FINANCIAL HIGHLIGHTS (CONTINUED)
                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                    NET                                                                                  NET
                                   ASSET                             TOTAL        DISTRIBUTIONS                         ASSET
                                   VALUE              NET            FROM           FROM NET                            VALUE
                                 BEGINNING        INVESTMENT      INVESTMENT       INVESTMENT           TOTAL           END OF
                                 OF PERIOD          INCOME        OPERATIONS         INCOME         DISTRIBUTIONS       PERIOD
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------
MONEY MARKET FUND (CONTINUED)
-----------------------------
SERVICE SHARES
01/01/04 to 06/30/04(6)            $1.00            $0.002          $0.002           $(0.002)          $(0.002)          $1.00
12/31/03                            1.00             0.004           0.004            (0.004)           (0.004)           1.00
05/02/02(3) to 12/31/02             1.00             0.007           0.007            (0.007)           (0.007)           1.00

----------------------------
TAX-EXEMPT MONEY MARKET FUND
----------------------------
INSTITUTIONAL SHARES
01/01/04 to 06/30/04(6)            $1.00            $0.004          $0.004           $(0.004)          $(0.004)          $1.00
12/31/03                            1.00             0.009           0.009            (0.009)           (0.009)           1.00
12/31/02                            1.00             0.013           0.013            (0.013)           (0.013)           1.00
12/31/01                            1.00             0.027           0.027            (0.027)           (0.027)           1.00
12/31/00                            1.00             0.039           0.039            (0.039)           (0.039)           1.00
12/31/99                            1.00             0.030           0.030            (0.030)           (0.030)           1.00
-----------------------------------------------------------------------------------------------------------------------------------
N SHARES
01/01/04 to 06/30/04(6)            $1.00            $0.002          $0.002           $(0.002)          $(0.002)          $1.00
12/31/03                            1.00             0.005           0.005            (0.005)           (0.005)           1.00
12/31/02                            1.00             0.010           0.010            (0.010)           (0.010)           1.00
12/31/01                            1.00             0.023           0.023            (0.023)           (0.023)           1.00
12/31/00                            1.00             0.035           0.035            (0.035)           (0.035)           1.00
12/31/99                            1.00             0.027           0.027            (0.027)           (0.027)           1.00
-----------------------------------------------------------------------------------------------------------------------------------
SERVICE SHARES
01/01/04 to 06/30/04(6)            $1.00            $0.001          $0.001           $(0.001)          $(0.001)          $1.00
12/31/03                            1.00             0.003           0.003            (0.003)           (0.003)           1.00
05/06/02(3) to 12/31/02             1.00             0.004           0.004            (0.004)           (0.004)           1.00
-----------------------------------------------------------------------------------------------------------------------------------




(1) Annualized.
(2) Total returns for periods of less than one year are not annualized.
(3) Date commenced operations.
(4) Contingent deferred sales load is not reflected in total return.
(5) Not meaningful given short period.
(6) Unaudited.

                       See Notes to Financial Statements.

                                                                                     RATIO OF          RATIO OF NET
                                                    NET                              EXPENSES           INVESTMENT
                                                   ASSETS          RATIO OF         TO AVERAGE            INCOME
                                                   END OF         EXPENSES TO       NET ASSETS              TO
                                    TOTAL          PERIOD         AVERAGE NET       (EXCLUDING          AVERAGE NET
                                   RETURN           (000)           ASSETS            WAIVERS)            ASSETS
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------
MONEY MARKET FUND (CONTINUED)
-----------------------------
SERVICE SHARES
01/01/04 to 06/30/04(6)            0.16%(2)      $1,822,814         0.82%(1)           1.12%(1)            0.32%(1)
12/31/03                           0.44           2,159,249         0.82               1.14                0.41
05/02/02(3) to 12/31/02            0.69(2)        1,267,811         0.91(1)            1.12(1)             0.97(1)

----------------------------
TAX-EXEMPT MONEY MARKET FUND
----------------------------
INSTITUTIONAL SHARES
01/01/04 to 06/30/04(6)            0.40%(2)      $1,031,553         0.24%(1)           0.24%(1)            0.81%(1)
12/31/03                           0.90             847,140         0.22               0.23                0.89
12/31/02                           1.35             815,171         0.22               0.23                1.34
12/31/01                           2.70             788,162         0.23               0.23                2.62
12/31/00                           3.94             830,879         0.24               0.24                3.88
12/31/99                           3.07             515,987         0.23               0.23                3.01
-----------------------------------------------------------------------------------------------------------------------------------
N SHARES
01/01/04 to 06/30/04(6)            0.23%(2)      $  206,081         0.59%(1)           0.59%(1)           0.46%(1)
12/31/03                           0.54             237,835         0.57               0.58               0.54
12/31/02                           0.99             210,678         0.57               0.58               0.99
12/31/01                           2.34             230,533         0.58               0.58               2.35
12/31/00                           3.58             237,521         0.58               0.59               3.54
12/31/99                           2.75             240,132         0.55               0.58               2.71
-----------------------------------------------------------------------------------------------------------------------------------
SERVICE SHARES
01/01/04 to 06/30/04(6)            0.11%(2)      $  190,795         0.84%(1)           1.12%(1)            0.21%(1)
12/31/03                           0.30             180,061         0.81               1.14                0.28
05/06/02(3) to 12/31/02            0.39(2)           78,769         0.96(1)            1.14(1)             0.58(1)
-----------------------------------------------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.

                              HARRIS INSIGHT FUNDS
                          NOTES TO FINANCIAL STATEMENTS
                            JUNE 30, 2004 (UNAUDITED)


1.   ORGANIZATION

     Harris Insight Funds Trust (the "Trust") was organized as a business trust under the laws of The Commonwealth of Massachusetts on December 6, 1995. The Trust is an open-end management investment company and currently offers nineteen diversified investment portfolios, three of which are included in these financial statements. These three portfolios of the Trust are each referred to as a "Fund" and, collectively, as the "Funds" and are as follows:

    MONEY MARKET FUNDS:
    Harris Insight Government Money Market Fund ("Government Money Market Fund") Harris Insight Money Market Fund ("Money Market Fund")
    Harris Insight Tax-Exempt Money Market Fund ("Tax-Exempt Money Market Fund")

     The Trust offers six classes of shares, A shares, N shares, B shares, Service shares, Exchange shares, and Institutional shares. Each of the Money Market Funds offers the N shares, Service shares, and Institutional shares. B shares and Exchange shares are offered only by the Money Market Fund (effective May 28, 2004, the B shares are closed to new investment, including by current shareholders). None of the Money Market Funds offers A shares. Shares of all classes of a Fund have equal voting rights except on class-specific matters. Investment income, realized and unrealized gains and losses and certain fund-level expenses are borne PRO RATA on the basis of relative net assets of all classes, except that each class bears any expenses unique to that class. N shares, B shares, Service shares, and Exchange shares are subject to certain service organization/agent fees as described in Note 4. B Shares are subject to a contingent deferred sales charge (CDSC) (Note 5). Institutional shares are not subject to service organization/agent fees.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies used by the Funds in the preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     (A) SECURITY VALUATION -- Each of the Money Market Funds values its investments using the amortized cost method as permitted by Rule 2a-7 of the Investment Company Act of 1940, which involves initially valuing investments at cost and thereafter assuming a constant amortization to maturity of any premium or discount. This method approximates market value.

     (B) FEDERAL INCOME TAXES -- Each Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its net investment income and net realized capital gains to shareholders. Accordingly, no provision for federal income tax is required.

     (C) DISTRIBUTIONS -- Each of the Funds declares dividends from net investment income. Dividends from the Money Market Funds are declared daily and paid monthly. Each Fund's net realized capital gains, if any, are distributed at least annually.

     The amounts of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from those amounts determined under generally accepted
accounting   principles  in  the  United  States  of  America.   These  book/tax
differences are either temporary or permanent in nature. To the extent these differences are permanent, they are reclassified within the capital accounts to conform to their tax treatment in the period in which the difference arises.

                              HARRIS INSIGHT FUNDS
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                            JUNE 30, 2004 (UNAUDITED)


     (D) ALLOCATION OF EXPENSES -- Expenses which have not been directly charged to a specific Fund are generally allocated among the Funds primarily on the basis of relative net assets. Expenses relating to a particular class of shares of a Fund are charged to that class. Non-class specific expenses of a Fund are allocated among the classes of shares of the Fund based upon the relative net assets of the classes.

     (E) REPURCHASE AGREEMENTS -- Certain Funds invest in repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until maturity of the repurchase agreements. Provisions of the repurchase agreements require that the market value of the collateral, including accrued interest thereon, be sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines, or if the counterparty enters an insolvency proceeding, realization on the collateral by the Fund may be delayed or limited.

     (F) OTHER -- Investment transactions are recorded on trade date. The cost of investments sold and the related gain or loss is determined by the use of the first in first out (FIFO) method for both financial reporting and federal income tax purposes. Interest income, including the amortization of discount or premium, is recorded as earned. Discounts and premiums on securities purchased are amortized over the lives of the respective securities using the straight line method.


3.   ADVISORY, ADMINISTRATION AND DISTRIBUTION ARRANGEMENTS

     The Trust retains Harris Investment Management ("HIM") as investment adviser (the "Adviser") for each Fund, pursuant to an advisory contract for each Fund. As Adviser, HIM is entitled to receive fees payable monthly, based upon the average daily net asset value of each Money Market Fund, at the following annual rates:

        0.14% of the first $100 million of net assets and 0.10% of net assets over $100 million

     HIM may, at its discretion, voluntarily waive all or any portion of its advisory fee for any Fund. For the period ended June 30, 2004, there were no advisory fee waivers for the Money Market Funds.

     The Trust has an Administration Agreement with Harris Trust and Savings Bank ("Harris Trust" or the "Administrator"). In this capacity, the Administrator generally assists the Funds in all aspects of their administration and operation. The Administrator has entered into Sub-Administration and Accounting Services Agreements with PFPC Inc. ("PFPC"), pursuant to which PFPC performs certain administrative services for the Funds. Under these Agreements, the Administrator compensates PFPC for providing such services. The Administrator also serves as the transfer and dividend disbursing agent of the Funds (the "Transfer Agent"). The Administrator has entered into a Sub-Transfer Agency Services Agreement with PFPC (the "Sub-Transfer Agent"), pursuant to which the Sub-Transfer Agent performs certain transfer agency and dividend disbursing agency services. The Administrator compensates the Sub-Transfer Agent for providing such services. PFPC Trust Co. (the "Custodian") serves as the Custodian of the assets of the Funds. As compensation for their services, the Administrator and the Transfer Agent are entitled to receive from the Trust a fee based on the aggregate average daily net assets of the Trust, payable monthly at an aggregate annual rate of 0.1665% of the first $300 million of average daily net assets; 0.1465% of the next $300 million of average daily net assets; and 0.1265% of the average daily net assets in excess of $600 million. Certain employees of Harris Trust and PFPC are officers of the Funds.

     PFPC Distributors, Inc. (the "Distributor") provides distribution services in connection with sales of shares of the Funds. No compensation is payable by the Funds to the Distributor for its distribution services.

     During the period ended June 30, 2004, Harris Trust received $3,258,410 in fees (net of waivers of $3,063,763) from the Money Market Funds for services as Administrator and Transfer Agent, of which Harris Trust paid to PFPC $1,108,380 in fees for services rendered under the agreements described above. In addition, PFPC and PFPC Trust Co.

                              HARRIS INSIGHT FUNDS
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                            JUNE 30, 2004 (UNAUDITED)


received $419,296 in fees and expenses (net of waivers of $9,000) from the Money Market Funds for other transfer agency, custodian, and administrative and accounting services.


4.   SERVICE PLANS

     Shares of all classes of a Fund represent equal PRO RATA interests in such Fund except that each class bears different expenses, which reflect the differences in the charges for the different services provided to them. The following tables provide a list of the Funds included in this report along with a summary of fees paid pursuant to their respective class-specific fee arrangements under the Funds' Service and Distribution Plans (the "Plans"). Fees are calculated as a percentage (on an annualized basis) of average daily net asset values of the respective classes.

  SHAREHOLDER SERVICE FEES:

                                              N SHARES      B SHARES    EXCHANGE SHARES    SERVICE SHARES
                                               (0.25%)       (0.25%)        (0.05%)            (0.25%)
                                             -----------    --------    ---------------    ---------------
  Government Money Market Fund .............  $  408,092                                     $1,414,419
  Money Market Fund ........................   1,523,654       $44          $71,791*          2,589,024
  Tax-Exempt Money Market Fund .............     275,119                                        230,218

  *Net of waivers of $93,373.

  RULE 12B-1 FEES (DISTRIBUTION FEES PURSUANT TO RULE 12B-1 UNDER THE 1940 ACT):

                                              N SHARES      B SHARES    SERVICE SHARES
                                               (0.10%)       (0.75%)        (0.15%)
                                             -----------    --------    ---------------
  Government Money Market Fund .............  $163,236                      $  848,652
  Money Market Fund ........................   609,462         $84*          1,553,414
  Tax-Exempt Money Market Fund .............   110,048                         138,130

  *Net of waivers of $48.

     The Service shares class of each of the Money Market Funds may pay Program Service fees to financial institutions to provide check-writing, debit or credit card bill payment, and other auxiliary services to participants in the cash management program, at a rate of up to 0.50% (0.35%, effective June 1, 2004) on an annualized basis, of the average daily net assets attributable to Service shares. For the period ended June 30, 2004, fees paid under the Program were $1,430,178, $2,614,156, and $181,352 (net of voluntary waivers of $1,257,791,
$2,335,262 and $255,220) for the Service shares of the Government Money Market Fund, Money Market Fund, and Tax-Exempt Money Market Fund, respectively.


5.   SALES CHARGE

     B shares are sold without any front-end sales charge. However, B shares that are redeemed within six years after purchase are subject to a maximum contingent deferred sales charge (CDSC) of 5.00%.

                              HARRIS INSIGHT FUNDS
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                            JUNE 30, 2004 (UNAUDITED)



 6.  CAPITAL SHARES

     Since the Money Market Funds have sold and redeemed shares only at a constant net asset value of $1.00 per share, the number of shares represented by such sales and redemptions is the same as the amounts shown below for such transactions.

                                                                    MONEY MARKET FUNDS
                                           ----------------------------------------------------------------------
                                             GOVERNMENT MONEY MARKET FUND               MONEY MARKET FUND
                                           --------------------------------    ----------------------------------
                                             SIX MONTHS           YEAR           SIX MONTHS            YEAR
                                                ENDED             ENDED             ENDED              ENDED
                                              06/30/04          12/31/03          06/30/04           12/31/03
                                           --------------    --------------    ---------------    ---------------
                                            (UNAUDITED)                          (UNAUDITED)
AMOUNT
------
INSTITUTIONAL SHARES:
Sold ..................................    $  714,984,546    $1,361,479,489    $11,440,739,587    $21,422,067,258
Issued as reinvestment of dividends ...           491,904           267,228          4,099,019         12,703,696
Redeemed ..............................      (581,042,778)   (1,373,394,988)   (11,723,139,914)   (22,554,822,580)
                                           --------------    --------------    ---------------    ---------------
Net increase/(decrease) ...............    $  134,433,672    $  (11,648,271)   $  (278,301,308)   $(1,120,051,626)
                                           ==============    ==============    ===============    ===============
N SHARES:
Sold ..................................    $  897,398,103    $2,032,634,666    $ 1,887,434,705    $ 3,967,152,198
Issued as reinvestment of dividends ...           876,093         1,925,957          3,628,434          8,969,044
Redeemed ..............................    (1,006,254,405)   (1,962,375,482)    (2,007,408,937)    (3,972,251,455)
                                           --------------    --------------    ---------------    ---------------
Net increase/(decrease) ...............    $ (107,980,209)   $   72,185,141    $  (116,345,798)   $     3,869,787
                                           ==============    ==============    ===============    ===============
B SHARES:
Sold ..................................                                        $            --    $        44,067
Issued as reinvestment of dividends ...                                                     46                 52
Redeemed ..............................                                                (27,285)           (14,291)
                                                                               ---------------    ---------------
Net increase/(decrease) ...............                                        $       (27,239)   $        29,828
                                                                               ===============    ===============
EXCHANGE SHARES:
Sold ..................................                                        $ 2,162,812,027    $ 1,836,736,364
Issued as reinvestment of dividends ...                                              2,315,209          5,936,599
Redeemed ..............................                                         (1,377,697,321)    (2,798,562,788)
                                                                               ---------------    ---------------
Net increase/(decrease) ...............                                        $   787,429,915    $  (955,889,825)
                                                                               ===============    ===============
SERVICE SHARES:
Sold ..................................    $  260,162,467    $1,172,487,808    $   408,200,714    $ 1,536,808,319
Issued as reinvestment of dividends ...         1,553,477         2,014,061          3,438,121          7,329,563
Redeemed ..............................      (250,410,006)     (236,797,271)      (748,082,901)      (652,618,134)
                                           --------------    --------------    ---------------    ---------------
Net increase/(decrease) ...............    $   11,305,938    $  937,704,598    $  (336,444,066)   $   891,519,748
                                           ==============    ==============    ===============    ===============

                                                  MONEY MARKET FUNDS
                                           --------------------------------
                                             TAX-EXEMPT MONEY MARKET FUND
                                           --------------------------------
                                             SIX MONTHS           YEAR
                                                ENDED             ENDED
                                              06/30/04          12/31/03
                                           --------------    --------------
                                            (UNAUDITED)
AMOUNT
------
INSTITUTIONAL SHARES:
Sold ..................................    $2,443,901,586    $2,274,388,814
Issued as reinvestment of dividends ...            96,526            38,537
Redeemed ..............................    (2,259,583,503)   (2,242,455,811)
                                           --------------    --------------
Net increase/(decrease) ...............    $  184,414,609    $   31,971,540
                                           ==============    ==============
N SHARES:
Sold ..................................    $  309,417,216    $  559,034,432
Issued as reinvestment of dividends ...           400,437           979,453
Redeemed ..............................      (341,571,331)     (532,855,537)
                                           --------------    --------------
Net increase/(decrease) ...............    $  (31,753,678)   $   27,158,348
                                           ==============    ==============
B SHARES:
Sold ..................................
Issued as reinvestment of dividends ...
Redeemed ..............................

Net increase/(decrease) ...............

EXCHANGE SHARES:
Sold ..................................
Issued as reinvestment of dividends ...
Redeemed ..............................

Net increase/(decrease) ...............

SERVICE SHARES:
Sold ..................................    $  142,973,980    $  217,491,515
Issued as reinvestment of dividends ...           202,159           351,611
Redeemed ..............................      (132,441,266)     (116,551,359)
                                           --------------    --------------
Net increase/(decrease) ...............    $   10,734,873    $  101,291,767
                                           ==============    ==============

7.   INVESTMENT TRANSACTIONS

     The cost of investments at June 30, 2004, and the net realized gains and losses on securities sold for the period then ended for each of the Money Market Funds for federal income tax purposes were not materially different from the amounts reported for financial reporting purposes.

                              HARRIS INSIGHT FUNDS
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                            JUNE 30, 2004 (UNAUDITED)



8.   COMPOSITION OF NET ASSETS

     At June 30, 2004, net assets of each Fund consisted of:

                                                                   GOVERNMENT                              TAX-EXEMPT
                                                                  MONEY MARKET        MONEY MARKET        MONEY MARKET
                                                                      FUND                FUND                FUND
                                                                 --------------      --------------      --------------
     Beneficial Interest at Par Value ........................   $    1,797,384      $    7,784,917      $    1,428,619
     Paid-in Capital .........................................    1,795,586,757       7,777,132,708       1,427,190,487
     Undistributed Net Investment Income .....................               78                  (1)                 --
     Accumulated Net Realized Gain/(Loss) ....................            6,607            (565,501)           (189,871)
                                                                 --------------      --------------      --------------
     Net Assets                                                  $1,797,390,826      $7,784,352,123      $1,428,429,235
                                                                 ==============      ==============      ==============

9.   FEDERAL TAX INFORMATION

     Each Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its net investment income and net realized capital gains to shareholders. Accordingly, no provision for federal income tax is required.

     The Money Market Funds adjust the classification of distributions to shareholders to reflect the differences between financial statement amounts and distributions determined in accordance with income tax regulations. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital or accumulated net realized gain, as appropriate, in the period that the differences arise. The following permanent differences as of December 31, 2003, attributable to short-term capital gain distributions reported as ordinary income and paydown reclassifications were reclassified to the following accounts:

                                                                                        INCREASE/           INCREASE/
                                                                                       (DECREASE)          (DECREASE)
                                                                    INCREASE/          ACCUMULATED        UNDISTRIBUTED
                                                                    DECREASE          NET REALIZED       NET INVESTMENT
                                                                 PAID-IN CAPITAL       GAIN/(LOSS)           INCOME
                                                                 ---------------     --------------      --------------
     Government Money Market Fund ............................        $ --              $(25,056)           $25,056
     Money Market Fund .......................................          --               (27,465)            27,465

     These reclassifications had no effect on net assets or net asset value per share.

     The tax character of distributions paid during the last two fiscal years were as follows:

                                                                                          SHORT-TERM
                                                              ORDINARY     TAX-EXEMPT       CAPITAL          TOTAL
                                                               INCOME        INCOME          GAIN        DISTRIBUTIONS
                                                             -----------   -----------   -------------   -------------
     Government Money Market Fund
        12/31/03 ........................................   $  7,264,282   $        --       $ --         $  7,264,282
        12/31/02 ........................................      8,012,865            --         --            8,012,865
     Money Market Fund
        12/31/03 ........................................     68,461,968            --         --           68,461,968
        12/31/02 ........................................    101,578,252            --         --          101,578,252
     Tax-Exempt Money Market Fund
        12/31/03 ........................................             --     9,353,091         --            9,353,091
        12/31/02 ........................................             --    13,408,248         --           13,408,248

                              HARRIS INSIGHT FUNDS
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                            JUNE 30, 2004 (UNAUDITED)


     As of December 31, 2003, the components of distributable earnings/ (accumulated losses) were as follows:


                                                    UNDISTRIBUTED     CAPITAL
                                                      ORDINARY         LOSS
                                                       INCOME      CARRYFORWARDS
                                                    -------------  -------------
     Government Money Market Fund .................     $8,229       $      --
     Money Market Fund ............................         --        (591,392)
     Tax-Exempt Money Market Fund .................         --        (187,730)

     For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains.

     At December 31, 2003, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates:

                                                                    EXPIRING DECEMBER 31
                                            -------------------------------------------------------------------
                                             2007       2008       2009        2010       2011          TOTAL
                                            ------      ----       ----        ----     --------       --------
     Money Market Fund ..................   $   --      $ --       $ --        $ --     $591,392       $591,392
     Tax-Exempt Money
        Market Fund .....................    1,265       531         --          --      185,934        187,730

10.  CONCENTRATION OF RISKS

     The Tax-Exempt Money Market Fund invests primarily in a diversified portfolio of municipal securities, including municipal bonds and debentures. The Money Market Funds invest in debt instruments; the issuers' abilities to meet their obligations may be affected by political and economic developments in a specific state or region or their respective industries.


11.  LINE OF CREDIT

     The Trust, on behalf of each of the Funds, has a 364-day $200,000,000 aggregate Revolving Credit Facility ("Credit Facility") with the Bank of Montreal, the ultimate parent of Harris Trust. The Credit Facility permits one or more of the Funds to borrow for temporary or emergency purposes, including, without limitation, funding of shareholder redemptions. Under the terms of the Credit Facility, each Fund pays a quarterly commitment fee at a rate of 0.09% per annum on the average daily balance of the Credit Facility that is available during each quarter ("Commitment Fee"). The Commitment Fee is allocated among the Funds based on relative net assets of the Funds. In addition, the Funds will pay interest on any borrowings at the Federal Funds rate plus 0.50%. For the period ended June 30, 2004, none of the Funds had borrowings under the Credit Facility.

                                 FUND MANAGEMENT



     Information pertaining to the Trustees and officers of the Trust is set forth below. The statement of additional information includes additional information about the Trustees and is available without charge, upon request, by calling (800) 982-8782.

------------------------------------------------------------------------------------------------------------------------------------
                                                                                           NUMBER OF
                                                                                         PORTFOLIOS IN            OTHER
                                     TERM OF OFFICE 1                                     FUND COMPLEX         TRUSTEESHIPS/
NAME, (AGE AT 06/30/04),              AND LENGTH OF          PRINCIPAL OCCUPATION(S)      OVERSEEN BY         DIRECTORSHIPS
ADDRESS AND POSITION(S) WITH TRUST     TIME SERVED            DURING PAST 5 YEARS           TRUSTEE          HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
                                                          DISINTERESTED TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
C. Gary Gerst (65)                     Since 1995      Formerly Co-Chairman, Jones Lang        19       Director, Florida Office
Chairman and Trustee                                   LaSalle, formerly named LaSalle                  Property  Company, Inc.
  200 East Randolph Drive                              Partners Ltd. (real estate                       (real estate investment
  Floor 43                                             investment manager and consulting                fund); Trustee, Henderson
  Chicago, Illinois 60601                              firm).                                           Global Funds (4 Portfolios);
                                                                                                        and President, KCI Inc.
                                                                                                        (Private S-Corporation
                                                                                                        investing in non-public
                                                                                                        investments).
------------------------------------------------------------------------------------------------------------------------------------
Faris F. Chesley (65)                  Since 2003      Chairman, Chesley, Taft &               19       Trustee, Henderson Global
Trustee                                                Associates, LLC (investment                      Funds (4 portfolios).
  10 S. LaSalle Street                                 advisory firm) since 2001;
  Chicago, Illinois 60603                              formerly Vice-Chairman, ABN-AMRO,
                                                       Inc. (financial services company).
------------------------------------------------------------------------------------------------------------------------------------
Valerie B. Jarrett (47)                Since 1999      Executive Vice President, The           19       Director, USG Corporation
Trustee                                                Habitat Company (residential                     (building materials
  350 West Hubbard Street                              property developer).                             manufacturer), The Chicago
  Chicago, Illinois 60610                                                                               Stock Exchange, and Navigant
                                                                                                        Consulting Inc.; Trustee,
                                                                                                        University of Chicago.
------------------------------------------------------------------------------------------------------------------------------------
John W. McCarter, Jr. (66)             Since 1995      President and Chief Executive           19       Chairman, Divergence L.L.C.
Trustee                                                Officer, The Field Museum of                     (biotechnology firm);
  1400 South Lake Shore Drive                          Natural History; formerly Senior                 Director, W.W. Grainger,
  Chicago, Illinois 60605                              Vice President and Director,                     Inc. (industrial
                                                       Booz-Allen & Hamilton, Inc.                      distributor) and A.M.
                                                       (consulting firm).                               Castle, Inc. (metals
                                                                                                        distributor); and Trustee,
                                                                                                        Janus Adviser Series, Janus
                                                                                                        Aspen Series and Janus
                                                                                                        Investment Fund (52
                                                                                                        portfolios).
------------------------------------------------------------------------------------------------------------------------------------
Paula Wolff (59)                       Since 1998      Senior Executive, Chicago               19       Vice Chair, University of
Trustee                                                Metropolis 2020 (civic                           Chicago Board of Trustees;
  30 West Monroe Street                                organization), since 2000;                       Chair, University of Chicago
  18th Floor                                           formerly President, Governors                    Hospitals; and Director,
  Chicago, Illinois 60603                              State University.                                Ariel Capital Management,
                                                                                                        Inc. (investment manager).
------------------------------------------------------------------------------------------------------------------------------------









1 A Trustee shall retire at the end of the calendar year in which the Trustee attains the age of 72 years.

------------------------------------------------------------------------------------------------------------------------------------
                                                                                          NUMBER OF
                                                                                        PORTFOLIOS IN            OTHER
                                      TERM OF OFFICE                                     FUND COMPLEX         TRUSTEESHIPS/
NAME, (AGE AT 06/30/04),               AND LENGTH OF        PRINCIPAL OCCUPATION(S)      OVERSEEN BY         DIRECTORSHIPS
ADDRESS AND POSITION(S) WITH TRUST      TIME SERVED          DURING PAST 5 YEARS           TRUSTEE          HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
                                                         OFFICERS
------------------------------------------------------------------------------------------------------------------------------------
Peter P. Capaccio (47)                   Since 2001    Senior Vice President, Harris           N/A                N/A
President                                              Trust and Savings Bank.
  111 West Monroe Street, 6W
  Chicago, Illinois 60603
------------------------------------------------------------------------------------------------------------------------------------
Ishwar D. Gupta (61)                     Since 2001    Senior Vice President, Harris           N/A                N/A
Vice President and Assistant Secretary                 Trust and Savings Bank.
  111 West Monroe Street, 6W
  Chicago, Illinois 60603
------------------------------------------------------------------------------------------------------------------------------------
Merrill J. Sklenar (59)                    Since       Vice President, Harris Trust            N/A                N/A
Treasurer and Principal Financial and     May 2004     and Savings Bank.
  Accounting Offier;
Vice President and Assistant Secretary   Since 2001
  111 West Monroe Street, 6W
  Chicago, Illinois 60603
------------------------------------------------------------------------------------------------------------------------------------
David C. Lebisky (32)                    Since 2001    Vice President and Director, PFPC       N/A                N/A
Secretary                                              Inc. (mutual fund administrator).
  103 Bellevue Parkway
  Wilmington, Delaware 19809
------------------------------------------------------------------------------------------------------------------------------------
Thomas J. Ryan (63)                       Since        Vice President and Director of          N/A                N/A
Assistant Treasurer                      May 2004      Accounting, PFPC Inc.
  103 Bellevue Parkway
  Wilmington, Delaware 19809
------------------------------------------------------------------------------------------------------------------------------------





The President, Treasurer and Secretary shall each hold office until his successor shall have been duly elected and qualified, and all other officers shall hold office at the pleasure of the Trustees.

                      [THIS PAGE INTENTIONALLY LEFT BLANK.]

                             HARRIS INSIGHT(R) FUNDS
--------------------------------------------------------------------------------

                                 760 MOORE ROAD
                            KING OF PRUSSIA, PA 19406
                            TELEPHONE: (800) 982-8782

INVESTMENT ADVISER                        BOARD OF TRUSTEES
Harris Investment Management, Inc.
190 South LaSalle Street                  C. GARY GERST
Chicago, Illinois 60690                   Chairman of the Board of Trustees

ADMINISTRATOR, TRANSFER AGENT AND         FARIS F. CHESLEY
DIVIDEND DISBURSING AGENT                 Trustee
Harris Trust and Savings Bank
111 West Monroe Street                    VALERIE B. JARRETT
Chicago, Illinois 60603                   Trustee

INVESTMENT SUB-ADVISERS                   JOHN W. MCCARTER, JR.
Hansberger Global Investors, Inc.         Trustee
515 East Las Olas Boulevard, Suite 1300
Fort Lauderdale, Florida 33301            PAULA WOLFF
                                          Trustee
HIM Monegy, Inc.
302 Bay Street                            OFFICERS
Toronto, Ontario M5X 1A1
Canada                                    PETER P. CAPACCIO
                                          President
SUB-ADMINISTRATOR AND ACCOUNTING
SERVICES AGENT, SUB-TRANSFER AGENT        ISHWAR D. GUPTA
AND DIVIDEND DISBURSING AGENT             Vice President and Assistant Secretary
PFPC Inc.
103 Bellevue Parkway                      MERRILL J. SKLENAR
Wilmington, Delaware 19809                Treasurer and Principal Financial and
                                          Accounting Officer; Vice President and
DISTRIBUTOR                               Assistant Secretary
PFPC Distributors, Inc.
760 Moore Road                            DAVID C. LEBISKY
King of Prussia, Pennsylvania 19406       Secretary

CUSTODIAN                                 THOMAS J. RYAN
PFPC Trust Co.                            Assistant Treasurer
8800 Tinicum Boulevard
Philadelphia, Pennsylvania 19153

INDEPENDENT ACCOUNTANTS
KPMG LLP
1601 Market Street
Philadelphia, Pennsylvania 19103-2499

LEGAL COUNSEL
Bell, Boyd & Lloyd LLC
Three First National Plaza
70 West Madison Street
Chicago, Illinois 60602

THIS REPORT IS SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE
   HARRIS INSIGHT FUNDS. IT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS UNLESS ACCOMPANIED OR PRECEDED BY A PROSPECTUS OF THE HARRIS INSIGHT
  FUNDS. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

A DESCRIPTION OF THE POLICIES AND PROCEDURES THAT THE FUND USES TO DETERMINE HOW
   TO VOTE PROXIES RELATING TO PORTFOLIO SECURITIES IS AVAILABLE (I) WITHOUT CHARGE, UPON REQUEST, BY CALLING 800-982-8782; (II) ON THE FUNDS' WEBSITE
        HTTP://WWW.HARRISINSIGHT.COM; AND (III) ON THE SEC'S WEBSITE AT
                              HTTP://WWW.SEC.GOV.





                               INVESTMENT ADVISER:
                       Harris Investment Management, Inc.

                                  DISTRIBUTOR:
                             PFPC Distributors, Inc.

--------------------------------------------------------------------------------













                                                             HIF 1002 6/04


ITEM 2. CODE OF ETHICS.

Not applicable.



ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.



ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.



ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6. SCHEDULE OF INVESTMENTS

Not applicable.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has adopted procedures for the consideration of trustee candidates submitted by shareholders. Under these procedures, shareholders may submit recommendations for trustee candidates in writing via regular mail to the attention of the Secretary of the registrant at the principal executive offices of the registrant. All such recommendations must include certain information. Recommendations that have been properly submitted pursuant to the procedures will be forwarded to the registrant's Governance Committee for consideration. When the Committee is not actively recruiting new trustees, recommendations will be kept on file until active recruitment is underway.



ITEM 10. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 11. EXHIBITS.

     (a)(1)   Not applicable.

     (a)(2)   Certifications  pursuant to Rule  30a-2(a)  under the 1940 Act and
              Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)   Not applicable.

     (b)      Certifications  pursuant to Rule  30a-2(a)  under the 1940 Act and
              Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)        Harris Insight Funds Trust
            -----------------------------------------------------------------

By (Signature and Title)*  /s/ Peter P. Capaccio
                         ----------------------------------------------------
                           Peter P. Capaccio, President
                           (principal executive officer)

Date                       August 26, 2004
    -------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Peter P. Capaccio
                         ----------------------------------------------------
                           Peter P. Capaccio, President
                           (principal executive officer)

Date                       August 26, 2004
    -------------------------------------------------------------------------


By (Signature and Title)*  /s/ Merrill J. Sklenar
                         ----------------------------------------------------
                           Merrill J. Sklenar, Principal Financial &
                           Accounting Officer
                           (principal financial officer)

Date                       August 26, 2004
    -------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.